1933 Act No. 333-37227 1940 Act No. 811-08405

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 Form N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ ]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 28	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ ]
Amendment No. 29	[X]

EVERGREEN SELECT MONEY MARKET TRUST
(Exact Name of Registrant as Specified in Charter)
200 Berkeley Street, Boston, Massachusetts 02116-5034
(Address of Principal Executive Offices)
(617) 210-3200
(Registrant's Telephone Number)

The Corporation Trust Company
1209 Orange Street
Wilmington, Delaware 19801
(Name and Address of Agent for Service)

It is proposed  that this filing will become  effective:
[ ] immediately  upon filing  pursuant to paragraph (b)
[X] on June 29, 2004 pursuant to paragraph (b)
[ ] 60 days  after  filing  pursuant  to  paragraph  (a)(i)
[ ] on (date)  pursuant  to paragraph  (a)(i)
[ ] 75 days after filing pursuant to paragraph  (a)(ii)
[ ] on (date) pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

[ ]  this post-effective amendment designates a new effective date for a previously filed post-effective amendment
[ ] 60 days after filing pursuant to paragraph  (a)(i)
[ ] on (date) pursuant to paragraph (a)(i)

EVERGREEN SELECT MONEY MARKET TRUST

CONTENTS OF

POST-EFFECTIVE AMENDMENT NO. 28

TO

REGISTRATION STATEMENT

This Post-Effective Amendment No. 28 to Registrant's Registration Statement
No. 333-37227/811-08405 consists of the following pages, items of information and documents:

The Facing Sheet

PART A

  ---------

     Prospectuses for Administrative, Institutional, Institutional Service, Investor, Participant, Reserve and Resource shares of Evergreen Institutional Money Market Fund, Evergreen Institutional Municipal Money Market Fund, Evergreen Institutional Treasury Money Market Fund, Evergreen Institutional U.S. Government Money Market Fund, Evergreen Institutional 100% Treasury Money Market Fund (Institutional and Institutional Services shares only), and Evergreen Prime Cash Management Money Market Fund, as supplemented from time to time, are contained herein.

  Prospectus for USAA Asset Management Account including Evergreen Institutional Money Market Fund and Evergreen Institutional Municipal Money Market Fund (Institutional Service shares only), as supplemented from time to time, is contained herein.

      Prospectuses (4) for USAA Investment Management Company for Evergreen Institutional Money Market Fund (Participant shares only), Evergreen Institutional Municipal Money Market Fund (Participant shares only), Evergreen Institutional Money Market Fund and Evergreen Institutional Municipal Money Market Fund (Institutional shares only) and Evergreen Institutional Money Market Fund and Evergreen Institutional Municipal Money Market Fund (Institutional Service shares only), as supplemented from time to time, are contained herein.

  Prospectus for SNAP(SM) Fund, as supplemented from time to time, is contained in Post-Effective Amendment No. 27 to Registration Statement Nos. 333-37227/811-08405 filed on October 28, 2003 and is incorporated by reference herein.

  PART B

----------

        Statement of Additional Information for Evergreen Institutional 100% Treasury Money Market Fund, Evergreen Institutional Money Market Fund, Evergreen Institutional Municipal Money Market Fund, Evergreen Institutional Treasury Money Market Fund, Evergreen Institutional U.S. Government Money Market Fund and Evergreen Prime Cash Management Money Market Fund, as supplemented from time to time, is contained herein.

            Statement of Additional Information for SNAP(SM) Fund, as supplemented from time to time, is contained in Post-Effective Amendment No. 27 to Registration Statement Nos. 333-37227/811-08405 filed on October 28, 2003 and is incorporated by reference herein.

PART C

---------

Exhibits

Indemnification

Business and Other Connections of Investment Advisor

Principal Underwriter

Location of Accounts and Records

Undertakings

Signatures

EVERGREEN SELECT MONEY MARKET TRUST

PART A

PROSPECTUS

ADMINISTRATIVE SHARES

Prospectus, July 1, 2004

Evergreen
Institutional Money Market Funds

Evergreen Institutional Money Market Fund
Evergreen Institutional Municipal Money Market Fund
Evergreen Institutional Treasury Money Market Fund
Evergreen Institutional U.S. Government Money Market Fund
Evergreen Prime Cash Management Money Market Fund
Administrative shares

The Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. Anyone who tells you otherwise is committing a crime.

FUND RISK/RETURN SUMMARIES:

Overview of Fund Risks
Evergreen Institutional Money Market Fund
Evergreen Institutional Municipal Money Market Fund
Evergreen Institutional Treasury Money Market Fund
Evergreen Institutional U.S. Government Money Market Fund
Evergreen Prime Cash Management Money Market Fund

GENERAL INFORMATION:

The Funds' Investment Advisor
Calculating the Share Price
How to Choose an Evergreen Fund
How to Buy Shares (Institutional Municipal Money Market Fund)
How to Buy Shares (Institutional Money Market Fund, Institutional Treasury Money Market Fund, Institutional U.S. Government Money Market Fund and Prime Cash Management Money Market Fund)
How to Redeem Shares (Institutional Municipal Money Market Fund)
How to Redeem Shares (Institutional Money Market Fund, Institutional Treasury Money Market Fund, Institutional U.S. Government Money Market Fund and Prime Cash Management Money Market Fund)
Other Services
The Tax Consequences of Investing in the Funds
Fees and Expenses of the Funds
Financial Highlights
Other Fund Practices

In general,

the Funds included in this prospectus provide investors with a selection of investment alternatives which seek a high rate of current income consistent with stability of principal and liquidity. Evergreen Institutional Municipal Money Market Fund also seeks current income which is exempt from regular federal income tax.

Fund Summaries Key

Each Fund's summary is organized around the following basic topics and questions:

INVESTMENT GOAL

What is the Fund's financial objective? You can find clarification on how the Fund seeks to achieve its objective by looking at the Fund's strategy and investment policies. The Fund's Board of Trustees can change the investment objective without a shareholder vote.

INVESTMENT STRATEGY

How does the Fund go about trying to meet its goals? What types of investments does it contain? What style of investing and investment philosophy does it follow? Does it have limits on the amount invested in any particular type of security?

RISK FACTORS

What are the specific risks for an investor in the Fund?

PERFORMANCE

How well has the Fund performed in the past year? The past five years? The past ten years?

EXPENSES

How much does it cost to invest in the Fund?

Overview of Fund Risks

Institutional Money Market Funds

typically rely on a combination of the following strategies:

  maintaining $1.00 per share net asset value;
  investing in high quality, short-term money market instruments, including U.S. government securities;
  investing in compliance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments; and
  selling a portfolio investment: i) when the issuer's investment fundamentals begin to deteriorate; ii) to take advantage of more attractive yield opportunities; iii) when the investment no longer appears to meet the Fund's investment objective; iv) when the Fund must meet redemptions; or v) for other investment reasons which a portfolio manager deems necessary.

may be appropriate for investors who:

  are seeking a conservative investment which invests in relatively safe securities;
  are seeking a fund for short-term investment; and
  are seeking liquidity.

Following this overview, you will find information on each Fund's specific investment strategies and risks.

Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

Risk Factors For All Mutual Funds

Please remember that an investment in a mutual fund is:

  not guaranteed to achieve its investment goal;
  not a deposit with a bank;
  not insured, endorsed or guaranteed by the FDIC or any government agency; and
  subject to investment risks.

The following are some of the most important factors that may affect the value of your investment. Other factors may be described in the discussion following this overview:

Interest Rate Risk

When interest rates go up, the value of debt securities tends to fall. Since the Fund invests a significant portion of its portfolio in debt securities, if interest rates rise, then the value of the Fund's investments in debt securities and its yield may decline. If interest rates go down, interest earned by the Fund on its debt investments may also decline, which could cause the Fund to reduce the dividends it pays. The longer the term of a debt security held by the Fund, the more the Fund is subject to interest rate risk.

Credit Risk

The value of a debt security is directly affected by the issuer's ability to repay principal and pay interest on time. Since the Fund invests in debt securities, the value of the Fund's investments in debt securities and its yield may decline if an issuer fails to pay an obligation on a timely basis. The Fund may also be subject to credit risk to the extent it engages in transactions, such as repurchase agreements, which involve a promise by a third party to honor an obligation to the Fund. Such third party may be unwilling or unable to honor its financial obligations.

Institutional Money Market Fund

FUND FACTS:

Goals:

•  Current Income

•  Preservation of Capital

•  Liquidity

Principal Investment:

•  Money Market Instruments

Class of Shares Offered in this Prospectus:

•  Administrative

Investment Advisor:

•  Evergreen
Investment
Management
Company, LLC

NASDAQ Symbol:

•  EMDXX

Dividend Payment Schedule:

•  Monthly

INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income as is consistent with preserving capital and providing liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the ''Overview of Fund Risks'' on page 1.

The Fund invests principally in money market securities including short-term corporate debt obligations (such as fixed, variable or floating rate securities), certificates of deposit and bankers' acceptances, commercial paper, municipal securities and repurchase agreements determined to present minimal credit risk.

In addition, the Fund may invest in U.S. Treasury obligations and short-term securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The Fund may invest up to 30% of its assets in bank certificates of deposit and bankers' acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks. The Fund may also invest in bank obligations.

The portfolio managers focus primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund will invest in securities of shorter maturities. If interest rates are high, the Fund will generally invest in securities with longer maturities; however, the Fund will not acquire any security with a remaining maturity of greater than 397 days.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the ''Overview of Fund Risks'' on page 1 under the headings:

  Interest Rate Risk
  Credit Risk

In addition to interest rate risk and credit risk, the Fund is subject to risks associated with obligations of the Inter-American Development Bank and the World Bank (formerly known as the International Bank for Reconstruction and Development). Because these banks are supported only by appropriated but unpaid commitments of member countries, there is no assurance that the commitments will be undertaken in the future.

If the Fund invests in bank certificates of deposit and bankers’ acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks, it could be exposed to certain unique risks of foreign investing. For example, political turmoil and economic instability in the countries in which the Fund invests could adversely affect the dividend yield, total return earned on and the value of your investment. Certain foreign countries have less developed and less regulated banking systems and accounting systems than the U.S.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Administrative shares of the Fund in each full calendar year since 11/19/1996. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Administrative Shares (%) 1

1994	1995	1996	1997	1998	1999	2000	2001	2002	2003
			5.70	5.63	5.25	6.46	4.22	1.81	1.05

Best Quarter:	4th Quarter 2000	+ 1.66%[1]
Worst Quarter:	4th Quarter 2003	+ 0.23%
Year-to-date total return as of 3/31/2004 is +0.23%.

The next table lists the Fund’s average annual total return for Administrative shares over the past one and five years and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(for the period ended 12/31/2003) 1

	Inception Date of Class	1 year	5 year	10 year	Performance Since 11/19/1996
Administrative	5/1/2001	1.05%	3.74%	N/A	4.31%

1.  Historical performance shown for Administrative shares prior to their inception is based on the performance of Institutional shares, the original class offered. Institutional shares are not offered in this prospectus. These historical returns for Administrative shares have not been adjusted to reflect the effect of the class’ 12b-1 fee. These fees are 0.05% for Administrative shares. Institutional shares pay no 12b-1 fee. If these fees had been reflected, returns would have been lower.

To obtain current yield information call 1.800.343.2898. Clients with more than $1 million in assets should call 1.800.847.5397.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 2/29/2004.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Administrative
Management Fees	0.11%
12b-1 Fees	0.05%
Other Expenses	0.10%
Total Fund Operating Expenses	0.26%

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

After:	Administrative
1 year	$ 27
3 years	$ 84
5 years	$ 146
10 years	$ 331

Institutional Municipal Money Market Fund

FUND FACTS:

Goals:

•  High Current Income Exempt from Regular Federal Income Tax

•  Preservation of Capital

•  Liquidity

Principal Investment:

•  Municipal Money Market Securities

Class of Shares Offered in this Prospectus:

•  Administrative

Investment Advisor:

•  Evergreen
Investment
Management
Company, LLC

NASDAQ Symbol:

•  EIDXX

Dividend Payment Schedule:

•  Monthly

INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income exempt from regular federal income tax, as is consistent with preserving capital and providing liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the ''Overview of Fund Risks'' on page 1.

The Fund invests at least 80% of its assets in municipal money market securities (including fixed, variable or floating rate general obligation and revenue bonds; tax, bond and revenue anticipation notes; and commercial paper obligations), the interest from which is exempt from federal income tax, other than the alternative minimum tax.

The Fund invests in municipal money market securities determined to present minimal credit risk and issued by any U.S. state, the District of Columbia and their political subdivisions. The Fund also invests in tender option bonds, which are demand obligations that bear interest at the prevailing short-term, tax-exempt rate. In determining which securities to purchase for the portfolio, the portfolio managers focus on the supply and demand of the security in the market place as well as the current interest rate environment.

The Fund may temporarily invest up to 20% of its assets in high quality, short-term taxable securities under one or more of the following circumstances: (a) pending investment of proceeds from the sale of Fund shares or portfolio securities; (b) pending settlement of purchases of portfolio securities; and (c) to maintain liquidity for the purpose of meeting anticipated redemptions. However, the Fund may temporarily invest up to 100% of its assets in taxable securities for defensive purposes, which may result in the Fund not achieving its investment objective.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the ''Overview of Fund Risks'' on page 1 under the headings:

  Interest Rate Risk
  Credit Risk

Because the taxable money market is a broader and more liquid market and has a greater number of investors, issuers and market makers than the market for short-term, tax-exempt municipal securities, the liquidity of the Fund may not be equal to that of a money market fund which invests exclusively in short-term taxable money market instruments. The more limited marketability of short-term, tax-exempt municipal securities may make it difficult in certain circumstances to dispose of large investments advantageously.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Administrative shares of the Fund in each full calendar year since 11/20/1996. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Administrative Shares (%) 1

1994	1995	1996	1997	1998	1999	2000	2001	2002	2003
			3.66	3.61	3.39	4.33	2.87	1.51	1.00

Best Quarter:	2nd Quarter 2000	+ 1.13%[1]
Worst Quarter:	3rd Quarter 2003	+ 0.20%
Year-to-date total return as of 3/31/2004 is +0.21%.

The next table lists the Fund’s average annual total return for Administrative shares over the past one and five years and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(for the period ended 12/31/2003) 1

	Inception Date of Class	1 year	5 year	10 year	Performance Since 11/20/1996
Administrative	5/1/2001	1.00%	2.61%	N/A	2.91%

1.  Historical performance shown for Administrative shares prior to their inception is based on the performance of Institutional shares, the original class offered. Institutional shares are not offered in this prospectus. These historical returns for Administrative shares have not been adjusted to reflect the effect of the class’ 12b-1 fee. These fees are 0.05% for Administrative shares. Institutional shares pay no 12b-1 fee. If these fees had been reflected, returns would have been lower.

To obtain current yield information call 1.800.343.2898. Clients with more than $1 million in assets should call 1.800.847.5397.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 2/29/2004.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Administrative
Management Fees	0.11%
12b-1 Fees	0.05%
Other Expenses	0.11%
Total Fund Operating Expenses	0.27%

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

After:	Administrative
1 year	$ 28
3 years	$ 87
5 years	$ 152
10 years	$ 343

Institutional Treasury Money Market Fund

FUND FACTS:

Goals:

•  Stability of Principal

•  Current Income

•  Liquidity

Principal Investments:

•  Short-term U.S. Treasury Obligations

•  Repurchase Agreements backed by Short-term U.S. Treasury Obligations

Class of Shares Offered in this Prospectus:

•  Administrative

Investment Advisor:

•  Evergreen
Investment
Management
Company, LLC

NASDAQ Symbol:

•  EDTXX

Dividend Payment Schedule:

•  Monthly

INVESTMENT GOAL

The Fund seeks to maintain stability of principal while earning current income and providing liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the ''Overview of Fund Risks'' on page 1.

The Fund will normally invest at least 80% of its assets in short-term U.S. Treasury obligations and repurchase agreements backed by such obligations. U.S. Treasury securities are guaranteed as to principal and interest, and supported by the full faith and credit of the U.S. government.

The Fund maintains an average dollar-weighted maturity of 60 days or less.

The portfolio managers focus primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund will invest in securities of shorter maturities. If interest rates are high, the Fund will generally invest in securities with longer maturities; however, the Fund will not acquire any security with a remaining maturity of greater than 397 days.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the ''Overview of Fund Risks'' on page 1 under the headings:

  Interest Rate Risk
  Credit Risk

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Administrative shares of the Fund in each full calendar year since 11/20/1996. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Administrative Shares (%) 1

1994	1995	1996	1997	1998	1999	2000	2001	2002	2003
			5.49	5.37	4.92	6.16	3.80	1.62	0.90

Best Quarter:	4th Quarter 2000	+ 1.60%[1]
Worst Quarter:	3rd Quarter 2003	+ 0.19%
Year-to-date total return as of 3/31/2004 is +0.19%.

The next table lists the Fund’s average annual total return for Administrative shares over the past one and five years and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(for the period ended 12/31/2003) 1

	Inception Date of Class	1 year	5 year	10 year	Performance Since 11/20/1996
Administrative	5/1/2001	0.90%	3.46%	N/A	4.05%

1.  Historical performance shown for Administrative shares prior to their inception is based on the performance of Institutional shares, the original class offered. Institutional shares are not offered in this prospectus. These historical returns for Administrative shares have not been adjusted to reflect the effect of the class’ 12b-1 fee. These fees are 0.05% for Administrative shares. Institutional shares pay no 12b-1 fee. If these fees had been reflected, returns would have been lower.

To obtain current yield information call 1.800.343.2898. Clients with more than $1 million in assets should call 1.800.847.5397.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 2/29/2004.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Administrative
Management Fees	0.11%
12b-1 Fees	0.05%
Other Expenses	0.09%
Total Fund Operating Expenses	0.25%

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

After:	Administrative
1 year	$ 26
3 years	$ 80
5 years	$ 141
10 years	$ 318

Institutional U.S. Government Money Market Fund

FUND FACTS:

Goals:

•  Current Income

•  Preservation of Capital

•  Liquidity

Principal Investment:

•  Short-term U.S. Government Securities

Class of Shares Offered in this Prospectus:

•  Administrative

Investment Advisor:

•  Evergreen
Investment
Management
Company, LLC

NASDAQ Symbol:

•  EGDXX

Dividend Payment Schedule:

•  Monthly

INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income as is consistent with preserving capital and maintaining liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the ''Overview of Fund Risks'' on page 1.

The Fund will normally invest at least 80% of its assets in U.S. government issued money market securities, which are high quality, short-term securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements backed by such securities.

The portfolio managers focus primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund will invest in securities of shorter maturities. If interest rates are high, the Fund will generally invest in securities with longer maturities; however, the Fund will not acquire any security with a remaining maturity of greater than 397 days.

The debt instruments issued and/or guaranteed by the U.S. government, its agencies, or instrumentalities, in which the Fund invests, typically includes mortgage-backed securities, asset-backed securities, and collateralized mortgage obligations (CMOs) issued by the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC). Securities issued by GNMA, but not those issued by FNMA or FHLMC, are backed by the full faith and credit of the U.S. government. Securities issued by FNMA or FHLMC, although chartered or sponsored by Congress, are not funded by congressional appropriations and the securities issued by them are neither guaranteed nor insured by the U.S. government. In general, securities issued by U.S. government-sponsored entities are neither insured nor guaranteed by the U.S. Treasury.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the ''Overview of Fund Risks'' on page 1 under the headings:

  Interest Rate Risk
  Credit Risk

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Administrative shares of the Fund in each full calendar year since 10/1/1999. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Administrative Shares (%) 1

1994	1995	1996	1997	1998	1999	2000	2001	2002	2003
						6.30	3.87	1.57	0.93

Best Quarter:	4th Quarter 2000	+ 1.62%[1]
Worst Quarter:	4th Quarter 2003	+ 0.21%
Year-to-date total return as of 3/31/2004 is +0.20%.

The next table lists the Fund’s average annual total return for Administrative shares over the past year and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(for the period ended 12/31/2003) 1

	Inception Date of Class	1 year	5 year	10 year	Performance Since 10/1/1999
Administrative	5/1/2001	0.93%	N/A	N/A	3.27%

1.  Historical performance shown for Administrative shares prior to their inception is based on the performance of Institutional shares, the original class offered. Institutional shares are not offered in this prospectus. These historical returns for Administrative shares have not been adjusted to reflect the effect of the class’ 12b-1 fee. These fees are 0.05% for Administrative shares. Institutional shares pay no 12b-1 fee. If these fees had been reflected, returns would have been lower.

To obtain current yield information call 1.800.343.2898. Clients with more than $1 million in assets should call 1.800.847.5397.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 2/29/2004.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Administrative
Management Fees	0.12%
12b-1 Fees	0.05%
Other Expenses	0.10%
Total Fund Operating Expenses	0.27%

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

After:	Administrative
1 year	$ 28
3 years	$ 87
5 years	$ 152
10 years	$ 343

Prime Cash Management Money Market Fund

FUND FACTS:

Goals:

•  Current Income

•  Stability of Principal

•  Liquidity

Principal Investment:

•  Money Market Instruments

Class of Shares Offered in this Prospectus:

•  Administrative

Investment Advisor:

•  Evergreen
Investment
Management
Company, LLC

NASDAQ Symbol:

•  EADXX

Dividend Payment Schedule:

•  Monthly

INVESTMENT GOAL

The Fund seeks to provide current income consistent with stability of principal and liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the ''Overview of Fund Risks'' on page 1.

The Fund invests principally in money market instruments (high quality, short-term debt securities), which include notes, bonds, debentures, commercial paper, interests in bank loans to companies, certificates of deposit, bankers’ acceptances and repurchase agreements determined to present minimal credit risk. In addition, the Fund may invest in U.S. Treasury obligations.

The portfolio manager focuses on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund will invest in securities of shorter maturities. If interest rates are high, the Fund will generally invest in securities with longer maturities; however, the Fund will not acquire any security with a remaining maturity of greater than 397 days.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the ''Overview of Fund Risks'' on page 1 under the headings:

  Interest Rate Risk
  Credit Risk

If the Fund invests in bank certificates of deposit and bankers’ acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks, it could be exposed to certain unique risks of foreign investing. For example, political turmoil and economic instability in the countries in which the Fund invests could adversely affect the dividend yield, total return earned on and the value of your investment. Certain foreign countries have less developed and less regulated banking systems and accounting systems than the U.S.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Administrative shares of the Fund in each of the last ten calendar years. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Administrative Shares (%) 1

1994	1995	1996	1997	1998	1999	2000	2001	2002	2003
4.24	5.96	5.42	5.57	5.49	5.11	6.43	4.21	1.75	1.03

Best Quarter:	4th Quarter 2000	+ 1.65%[1]
Worst Quarter:	3rd Quarter 2003	+ 0.21%
Year-to-date total return as of 3/31/2004 is +0.21%.

The next table lists the Fund’s average annual total return for Administrative shares over the past one, five and ten years and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(for the period ended 12/31/2003) 1

	Inception Date of Class	1 year	5 year	10 year	Performance Since 12/2/1993
Administrative	6/13/2003	1.03%	3.69%	4.51%	4.50%

1.  Historical performance shown for Administrative shares prior to their inception is based on the performance of Institutional shares. Historical performance for Institutional shares, prior to 6/10/2002, is based on the performance of Institutional shares of the Fund's predecessor fund, Wachovia Prime Cash Management Fund. Institutional shares are not offered in this prospectus. These historical returns for Administrative shares have not been adjusted to reflect the effect of the class’ 12b-1 fee. These fees are 0.05% for Administrative shares. Institutional shares pay no 12b-1 fee. If these fees had been reflected, returns would have been lower.

To obtain current yield information call 1.800.343.2898. Clients with more than $1 million in assets should call 1.800.847.5397.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 2/29/2004.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Administrative
Management Fees [2]	0.20%
12b-1 Fees	0.05%
Other Expenses	0.11%
Total Fund Operating Expenses [3]	0.36%

2.  These fees have been restated to reflect current fees.

3.  The Fund's investment advisor may voluntarily waive its fees and/or reimburse the Fund for certain of its expenses in order to reduce expense ratios. Amounts waived and/or reimbursed may be recouped up to a period of three years following the end of the fiscal year in which the fee waivers and/or expense reimbursements were made. The Fund's investment advisor may cease these voluntary waivers and/or reimbursements at any time. The Annual Fund Operating Expenses listed above do not reflect voluntary fee waivers and/or expense reimbursements. Including current voluntary fee waivers and/or expense reimbursements, Total Fund Operating Expenses were 0.27% for Administrative shares.

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The examples assume a 5% average annual return, the imposition of any fee waivers or expense reimbursements in effect for the periods described above and that you reinvest all of your dividends and distributions. Your actual costs may be higher or lower.

Example of Fund Expenses

After:	Administrative
1 year	$ 37
3 years	$ 116
5 years	$ 202
10 years	$ 456

THE FUNDS' INVESTMENT ADVISOR

An investment advisor manages a fund's investments and supervises its daily business affairs. The investment advisor for the Evergreen funds is a subsidiary of Wachovia Corporation (Wachovia), the fourth largest bank holding company in the United States, with over $401 billion in consolidated assets as of 12/31/2003. Wachovia is located at 301 South College Street, Charlotte, North Carolina 28288-0013.

Evergreen Investment Management Company, LLC (EIMC)is the investment advisor to the Funds. EIMC has been managing mutual funds and private accounts since 1932 and managed over $109.4 billion in assets for the Evergreen funds as of 12/31/2003. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

For the fiscal year ended 2/29/2004, the aggregate advisory fee paid to EIMC by each Fund was as follows:

Fund	% of the Fund's average daily net assets
Institutional Money Market Fund	0.11%
Institutional Municipal Money Market Fund	0.11%
Institutional Treasury Money Market Fund	0.11%
Institutional U.S. Government Money Market Fund	0.12%
Prime Cash Management Money Market Fund	0.11%

CALCULATING THE SHARE PRICE

The value of one share of a Fund, also known as the net asset value, or NAV, is calculated by adding up the Fund's total assets, subtracting all liabilities, then dividing the result by the total number of shares outstanding. For Institutional Municipal Money Market Fund, the NAV is calculated at 4 p.m. Eastern time, on each day the New York Stock Exchange is open or as of the time the Exchange closes, if earlier. For Institutional Money Market Fund, Institutional Treasury Money Market Fund, Institutional U.S. Government Money Market Fund and Prime Cash Management Money Market Fund, the NAV is calculated at 5 p.m. Eastern time on each day the New York Stock Exchange is open or as of the time the Exchange closes, if earlier. The NAV of each class of shares is calculated separately.

The price per share you pay for a Fund purchase or the amount you receive for a Fund redemption is based on the next price calculated after the order is received and all required information is provided. The value of your account at any given time is the latest share price multiplied by the number of shares you own. The Funds seek to maintain a constant NAV of $1.00 per share.

Each security held by a Fund is valued on an amortized cost basis according to Rule 2a-7 under the Investment Company Act of 1940. Under this method of valuation, a security is initially valued at its acquisition cost, and thereafter a constant straightline amortization of any discount or premium is assumed each day regardless of the impact of fluctuating interest rates on the market value of the security.

Shareholders whose purchase of shares of a Fund is accepted at or before 12 Noon Eastern time for Institutional Municipal Money Market Fund; and at or before 5 p.m. Eastern time for Institutional Money Market Fund, Institutional Treasury Money Market Fund, Institutional U.S. Government Money Market Fund and Prime Cash Management Money Market Fund, on any day the market is open, except in those cases where the market closes earlier, will receive the dividend declared by the Fund for that day. Shareholders whose purchase of shares is accepted after the times noted above will begin earning dividends on the next business day after the Fund accepts their order.

Closing market prices for foreign securities in particular may not reflect current value as of the time the Fund values its shares. Many foreign markets close substantially before 4:00 p.m. Eastern time, and events occurring after such close may materially affect the value of securities traded in those markets. To address this, the Funds’ fair value pricing policies provide for valuing foreign securities at fair value if an event or development has occurred subsequent to the close of the foreign market that would materially affect the value of the security. Substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. Under the Funds’ fair value pricing policies, the values of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold. As a result of the foregoing, it is possible that fair value prices will be used by the Funds to a significant extent.

HOW TO CHOOSE AN EVERGREEN FUND

When choosing an Evergreen fund, you should:

  Most importantly, read the prospectus to see if the Fund is suitable for you.
  Consider talking to an investment professional. He or she is qualified to give you investment advice based on your investment goals and financial situation and will be able to answer questions you may have after reading the Fund's prospectus. He or she can also assist you through all phases of opening your account.
  Request any additional information you want about the Fund, such as the Statement of Additional Information (SAI), Annual Report or Semi-annual Report by calling 1.800.343.2898. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at EvergreenInvestments.com.

After choosing a Fund, you select a share class. The Funds offer Administrative shares in this prospectus.

Administrative shares are sold without a front-end or deferred sales charge. The minimum initial investment is $1 million, which may be waived in certain situations. There is no minimum amount required for subsequent purchases.

Institutional investors may buy shares through broker-dealers, banks and certain other financial intermediaries, or directly through the Fund’s distributor, Evergreen Investment Services, Inc. (EIS).

Short-Term Trading Policy

Excessive short-term trading in a Fund’s shares by investors can be detrimental to the interests of long-term shareholders. Excessive short-term trading may disrupt portfolio management of the Fund, harm Fund performance, create transaction and other administrative costs that are borne by all shareholders and, ultimately, result in a dilution of or otherwise negatively impact the value of the Fund’s shares.

To limit the negative effects on the Fund of short-term trading, the Fund has adopted certain restrictions on trading by investors. Investors are limited to three “round trip” exchanges per calendar quarter and five “round trip” exchanges per calendar year. A “round trip” exchange occurs when an investor exchanges from one fund to another fund and back to the original fund. In addition, the Fund reserves the right to reject any purchase or exchange, and to terminate an investor’s investment or exchange privileges, if the Fund determines in its sole discretion that the trading activity by the investor may be materially detrimental to the interests of long-term shareholders. The Fund may reject purchases or exchanges, or terminate investment or exchange privileges, even if the investor has not exceeded the three-per-quarter/five-per-year limits described above. In considering whether trading activity may be materially detrimental to the interests of long-term shareholders, the Fund considers a number of factors such as the frequency of trading by the investor, the amount involved in the investor’s trades, and the length of time the investment is held, along with other factors.

The Evergreen funds attempt to enforce the foregoing trading restrictions by monitoring purchases, sales and exchanges on a daily basis. However, there are certain limitations on the Fund's ability to detect and prevent trading that would violate these restrictions. For example, while the Fund has access to trading information relating to investors who trade and hold their shares directly with the Fund, the Fund may not have access to such information for investors who trade through financial intermediaries such as broker/dealers and financial advisors or through retirement plans. Certain financial intermediaries and retirement plans hold their shares or those of their clients through omnibus accounts maintained with the Fund. In the case of omnibus accounts, the Fund does not have access to information regarding trading activity by individual investors, and therefore is unable to monitor for excessive short-term trading or violations of the Fund's trading restrictions. For these and other reasons, it is possible that excessive short-term trading or trading in violation of the Fund's trading restrictions may occur despite the Fund's efforts to prevent them.

HOW TO BUY SHARES
(Institutional Municipal Money Market Fund)

The Funds are intended for investment primarily by institutional customers, certain broker-dealers and other financial institutions. It is expected that the Funds may be particularly suitable for corporate cash managers, municipalities, or other public entities.

Purchase orders will be accepted for execution at the next NAV calculation time after the order is placed, provided that the order is properly submitted and received by Evergreen funds. The NAV calculation time for Institutional Municipal Money Market Fund is 4:00 p.m. Eastern time.

Purchase orders received after such time will be processed at the next day's NAV. A purchase order is considered properly submitted when the transfer agent has received proper notice of the order and federal funds have been received by Evergreen funds at the applicable fund's designated wire bank. All purchases must be made by Federal Funds Wire. Checks and Automated Clearing House System payments will not be accepted.

Method	Opening an Account	Adding to an Account
By Phone or Wire

  Call 1.800.343.2898 (or 1.800.847.5397 for clients with more than $1 million in assets) to set up an account number and get wiring instructions.
  Instruct your bank to wire or transfer your purchase (they may charge a wiring fee).
  Complete the account application and mail to:

Postal Service Address:

Evergreen Investments
P.O. Box 8400
Boston, MA 02266-8400

Overnight Address:

Evergreen Investments
66 Brooks Drive, Suite 8400
Braintree, MA 02184-3800

  Trades accepted after 12:00 Noon Eastern time for Institutional Municipal Money Market Fund on market trading days will receive dividends starting on the next market trading day. [1]

  Call 1.800.343.2898 (or 1.800.847.5397 for clients with more than $1 million in assets) between 8 a.m. and 6 p.m. Eastern time, on any business day to speak with an Evergreen funds service representative.
  If your bank account is set up on file, you can request Federal Funds Wire (offers immediate access to funds).

By Exchange

  You can make an additional investment by exchange from an existing Evergreen funds account by contacting your investment professional or by visiting our website at EvergreenInvestments.com. [2]
  You can only exchange shares from your account within the same class and under the same registration.
  There is no sales charge or redemption fee when exchanging funds within the Evergreen funds family.
  Orders placed before 4 p.m. Eastern time on market trading days will be processed at that day's closing share price. Orders placed after 4 p.m. Eastern time will be processed at the next market trading day's closing price. [1]
  "Round-trip" exchanges are limited to three per calendar quarter, but in no event more than five per calendar year.
  Exchanges between accounts which do not have identical ownership must be made in writing with a signature guarantee. (See "Exceptions: Redemption Requests That Require A Signature Guarantee" under How to Redeem Shares.)

1.  The Fund's shares may be made available through financial service firms which are also investment dealers and which have a service agreement with EIS. The Fund has approved the acceptance of purchase and repurchase request orders effective as of the time of their receipt by certain authorized financial intermediaries or their designees. The Evergreen funds reserve the right to adjust the closing time to coincide with an earlier closing of the market or due to other unusual circumstances. These financial service firms may charge transaction fees.

2.  Once you have authorized either the telephone exchange or redemption service, anyone with a Personal Identification Number (PIN) and the required account information (including your investment professional) can request a telephone transaction in your account. All calls are recorded and may be monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen funds reserve the right to terminate the exchange privilege of any shareholder who exceeds the listed maximum number of exchanges, as well as to reject any large dollar exchange or purchase if placing it would, in the judgment of the portfolio manager, adversely affect the price of the Fund.

HOW TO BUY SHARES
(Institutional Money Market Fund, Institutional Treasury Money Market Fund, Institutional U.S. Government Money Market Fund and Prime Cash Management Money Market Fund)

The Funds are intended for investment primarily by institutional customers, certain broker-dealers and other financial institutions. It is expected that the Funds may be particularly suitable for corporate cash managers, municipalities, or other public entities.

Purchase orders will be accepted for execution at the next NAV calculation time after the order is placed, provided that the order is properly submitted and received by Evergreen funds. The NAV calculation time for the Funds is 5:00 p.m. Eastern time.

Purchase orders received after such time will be processed at the next day's NAV. A purchase order is considered properly submitted when the transfer agent has received proper notice of the order and federal funds have been received by Evergreen funds at the applicable fund's designated wire bank. All purchases must be made by Federal Funds Wire. Checks and Automated Clearing House System payments will not be accepted.

Method	Opening an Account	Adding to an Account
By Phone or Wire

  Call 1.800.847.5397 to set up an account and get wiring instructions.
  Trades accepted after 5 p.m. Eastern time for Institutional Money Market Fund, Institutional Treasury Money Market Fund, Institutional U.S. Government Money Market Fund and Prime Cash Management Money Market Fund on market trading days will receive dividends starting on the next market trading day.
Call your investment professional or call Evergreen funds directly at 1.800.847.5397. [1]
By Exchange

  Complete an account application and mail to:

Postal Service Address:

Evergreen Investments
P.O. Box 8400
Boston, MA 02266-8400

Overnight Address:

Evergreen Investments
66 Brooks Drive, Suite 8400
Braintree, MA 02184-3800

  You can make an additional investment by exchange from your account in one or more of the Institutional Money Market Funds by contacting your investment professional. [2]
  You can only exchange shares within the same class of the Institutional Money Market Funds.
  There is no sales charge or redemption fee when exchanging funds within any of the Institutional Money Market Funds.
  Exchanges between accounts which do not have identical ownership must be made in writing with a signature guarantee. (See "Exceptions: Redemption Requests That Require A Signature Guarantee" under How to Redeem Shares.)

1.  Orders should be placed as early in the day as possible and advance notice of large purchase provided to Evergreen funds at 1.800.847.5397.

2.  Once you have authorized either the telephone exchange or redemption service, anyone with the required account information (including your investment professional) can request a telephone transaction in your account. All calls are recorded and may be monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen funds reserve the right to terminate the exchange privilege of any shareholder who exceeds the listed maximum number of exchanges, as well as to reject any large dollar exchange or purchase if placing it would, in the judgment of the portfolio manager, adversely affect the price of the Fund.

HOW TO REDEEM SHARES
(Institutional Municipal Money Market Fund)

Redemption orders will be processed at the next NAV calculation time after the order is placed, provided that the order is properly submitted and received by Evergreen funds. The NAV calculation time for Institutional Municipal Money Market Fund is 4:00 p.m. Eastern time.

Redemption orders received after such time will be processed at the next day's NAV. Payment for redeemed shares is normally made by Federal Funds Wire to the commercial bank designated on your account application. Redemption requests received in good order prior to 12 Noon Eastern time for Institutional Municipal Money Market Fund will be completed the same day.

You should place redemption requests as early in the day as possible and provide advance notice of large redemptions to Evergreen funds at 1.800.847.5397.

We offer you several convenient ways to redeem your shares in any of the Evergreen funds:

Methods	Requirements
Call Us

  Call 1.800.343.2898 (or 1.800.847.5397 for clients with more than $1 million in assets) between 8 a.m. and 6 p.m. Eastern time, on any business day, to speak with an Evergreen funds service representative.
  This service must be authorized ahead of time, and is only available for regular accounts. [1]
  All authorized requests made before 4 p.m. Eastern time on market trading days will be processed at that day's closing price. Requests made after 4 p.m. Eastern time will be processed the next market trading day. [2]
  We can either:
    wire the proceeds into your bank account (service charges may apply)
    electronically transmit the proceeds into your bank account via the Automated Clearing House service mail you a check.
  All telephone calls are recorded and may be monitored for your protection. We are not responsible for acting on telephone orders we believe are genuine.
  See "Exceptions: Redemption Requests That Require a Signature Guarantee" below for requests that must be made in writing with your signature guaranteed.

Write Us

  You can mail a redemption request to:

Postal Service Address:

Evergreen Investments
P.O. Box 8400
Boston, MA 02266-8400

Overnight Address:

Evergreen Investments
66 Brooks Drive, Suite 8400
Braintree, MA 02184-3800

  Your letter of instructions must:
    list the Fund name and the account number
    indicate the number of shares or dollar value you wish to redeem be signed by the registered owner(s).
  See "Exceptions: Redemption Requests That Require a Signature Guarantee" below for requests that must be signature guaranteed.

Redeem Your Shares in Person	You may also redeem your shares by contacting your investment professional or an Evergreen funds service representative. A fee may be charged for this service.

1.  Once you have authorized either the telephone exchange or redemption service, anyone with a Personal Identification Number (PIN) and the required account information (including your investment professional) can request a telephone transaction in your account. All calls are recorded and may be monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen funds reserve the right to terminate the exchange privilege of any shareholder who exceeds the listed maximum number of exchanges, as well as to reject any large dollar exchange or purchase if placing it would, in the judgment of the portfolio manager, adversely affect the price of the Fund.

2.  The Fund's shares may be made available through financial service firms which are also investment dealers and which have a service agreement with EIS. The Fund has approved the acceptance of purchase and repurchase request orders effective as of the time of their receipt by certain authorized financial intermediaries or their designees. The Evergreen funds reserve the right to adjust the closing time to coincide with an earlier closing of the market or due to other unusual circumstances. These financial service firms may charge transaction fees.

Timing of Proceeds

Normally, we will send your redemption proceeds on the next business day after we receive your request; however, we reserve the right to wait up to ten business days to redeem any investments made by check or Automated Clearing House transfer. We also reserve the right to redeem in kind, under certain circumstances, by paying you the proceeds of a redemption in securities rather than in cash, and to redeem the remaining amount in the account if your redemption brings the account balance below the initial minimum amount.

Exceptions: Redemption Requests That Require A Signature Guarantee

To protect you and the Evergreen funds against fraud, certain redemption requests must be made in writing with your signature guaranteed. A signature guarantee can be obtained at most banks and securities dealers. A notary public is not authorized to provide a signature guarantee. The following circumstances require signature guarantees:

  You want the proceeds transmitted into a bank account not listed on the account.
  You want the proceeds payable to anyone other than the registered owner(s) of the account.
  Either your address or the address of your bank account has been changed within 30 days.

Who Can Provide A Signature Guarantee:

  Commercial Bank
  Trust Company
  Savings Association
  Credit Union
  Member of a U.S. stock exchange

HOW TO REDEEM SHARES
(Institutional Money Market Fund, Institutional Treasury Money Market Fund, Institutional U.S. Government Money Market Fund and Prime Cash Management Money Market Fund)

Redemption orders will be processed at the next NAV calculation time after the order is placed, provided that the order is properly submitted and received by Evergreen funds. The NAV calculation time for the Funds is 5:00 p.m. Eastern time.

Redemption orders received after such times will be processed at the next day's NAV. Payment for redeemed shares is normally made by Federal Funds Wire to the commercial bank designated on your account application. Redemption requests received in good order prior to 5:00 p.m. Eastern time for the Funds will be completed the same day.

You should place redemption requests as early in the day as possible and provide advance notice of large redemptions to Evergreen funds at 1.800.847.5397.

Methods	Requirements
Call Us [1]

  Call your investment professional or call Evergreen funds directly at 1.800.847.5397 between 8 a.m. and 6 p.m. Eastern time, on any business day. [2]
  All telephone calls are recorded and may be monitored for your protection. We are not responsible for acting on telephone orders we believe are genuine.
  See "Exceptions: Redemption Requests That Require a Signature Guarantee" below for requests that must be made in writing with your signature guaranteed.

Write Us

  You can mail a redemption request to:

Postal Service Address:

Evergreen Investments
P.O. Box 8400
Boston, MA 02266-8400

Overnight Address:

Evergreen Investments
66 Brooks Drive, Suite 8400
Braintree, MA 02184-3800

  Your letter of instructions must:
    list the Fund name and the account number
    indicate the number of shares or dollar value you wish to redeem be signed by the registered owner(s).
  See "Exceptions: Redemption Requests That Require a Signature Guarantee" below for requests that must be signature guaranteed.

Redeem Your Shares in Person	You may also redeem your shares by contacting your investment professional. A fee may be charged for this service.

1.  Once you have authorized either the telephone exchange or redemption service, anyone with the required account information (including your investment professional) can request a telephone transaction in your account. All calls are recorded and may be monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen funds reserve the right to terminate the exchange privilege of any shareholder who exceeds the listed maximum number of exchanges, as well as to reject any large dollar exchange or purchase if placing it would, in the judgment of the portfolio manager, adversely affect the price of the Fund.

2.  The Fund's shares may be made available through financial service firms which are also investment dealers and which have a service agreement with EIS. The Fund has approved the acceptance of purchase and repurchase request orders effective as of the time of their receipt by certain authorized financial intermediaries or their designees. The Evergreen funds reserve the right to adjust the closing time to coincide with an earlier closing of the market or due to other unusual circumstances. These financial service firms may charge transaction fees.

Timing of Proceeds

Normally, we will send your redemption proceeds for orders received prior to the NAV calculation time via Federal Funds Wire on the same day. We also reserve the right to redeem in kind, under certain circumstances, by paying you the proceeds of a redemption in securities rather than in cash, and to redeem the remaining amount in the account if your redemption brings the account balance below the initial minimum amount.

Exceptions: Redemption Requests That Require A Signature Guarantee

To protect you and the Evergreen funds against fraud, certain redemption requests must be made in writing with your signature guaranteed. A signature guarantee can be obtained at most banks and securities dealers. A notary public is not authorized to provide a signature guarantee. The following circumstances require signature guarantees:

  You want the proceeds transmitted into a bank account not listed on the account.
  You want the proceeds payable to anyone other than the registered owner(s) of the account.
  Either your address or the address of your bank account has been changed within 30 days.

Who Can Provide A Signature Guarantee

  Commercial Bank
  Trust Company
  Savings Association
  Credit Union
  Member of a U.S. stock exchange

OTHER SERVICES

Automatic Reinvestment of Distributions

For the convenience of investors, all dividends and capital gains distributions are automatically reinvested, unless you request otherwise. Distributions can be made by check or electronic transfer through the Automated Clearing House to your bank account. The details of your dividends and other distributions will be included on your statement.

THE TAX CONSEQUENCES OF INVESTING
IN THE FUNDS

You will be taxed on fund distributions which may consist of dividends and capital gains. However, the sale of money market fund shares typically is not a tax reportable event because the net asset value of the shares generally would not change.

Fund Distributions

A mutual fund passes along to all of its shareholders the net income or profits it receives from its investments. The shareholders of the fund then pay any taxes due, whether they receive these distributions in cash or elect to have them reinvested. Institutional Municipal Money Market Fund expects that substantially all of its regular dividends will be exempt from federal income tax, other than the alternative minimum tax. Otherwise, the Funds will distribute two types of taxable income to you:

  Dividends. To the extent that regular dividends are derived from investment income that is not tax-exempt, or from short-term capital gains, you will have to include them in your federal taxable income. Each Fund pays a monthly dividend from the interest income it receives on securities in which it invests. Dividends are paid on shares for which proper payment has been received. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares of your account are redeemed, you will receive dividends payable up to the date of redemption with the proceeds of the redemption. Money market funds are not expected to pay dividends that qualify for the 15% rate of tax for individuals because all money market fund income is generally derived from interest and not dividend income.
  Capital Gains. When a mutual fund sells a security it owns for a profit, the result is a capital gain. The Funds generally distribute capital gains, if any, at least once a year, near the end of the calendar year. Short-term capital gains reflect securities held by the Fund for a year or less and are considered ordinary income just like dividends. Profits on securities held longer than 12 months are considered long-term capital gains when they are distributed to shareholders. Individual shareholders receiving such distributions are taxed at a maximum rate no higher than 15%.

Dividend and Capital Gain Reinvestment

Unless you choose otherwise on the account application, all dividends will be reinvested. Distribution checks that are returned and distribution checks that are uncashed when the shareholder has failed to respond to mailings from the shareholder servicing agent will automatically be reinvested. No interest will accrue on amounts represented by uncashed distribution or redemption checks. We will send you a statement each January with the federal tax status of dividends and distributions paid by the Fund during the previous calendar year.

Profits You Realize When You Redeem Shares

When you sell shares in a mutual fund, whether by redeeming or exchanging, you have created a taxable event. You must report any gain or loss on your tax return unless the transaction was entered into by a tax-deferred retirement plan. It is your responsibility to keep accurate records of your mutual fund transactions. You will need this information when you file your income tax return, since you must report any capital gain or loss you incur when you sell shares. Remember, an exchange is a purchase and a sale for tax purposes.

Tax Reporting

Evergreen Service Company, LLC provides you and the IRS with a tax statement of your dividend and capital gains distributions for each calendar year on Form 1099 DIV. Proceeds from a sale, except for money market transactions, are reported on Form 1099B. You must report these on your tax return. You could pay a penalty if you neglect to report them. You may obtain a copy of the Evergreen Service Company, LLC tax information guide at EvergreenInvestments.com. Please consult your tax advisor for further information regarding the federal, state and local tax consequences of an investment in a fund.

FEES AND EXPENSES OF THE FUNDS

Every mutual fund has fees and expenses that are assessed either directly or indirectly. This section describes each of those fees.

Management Fee

The management fee pays for the normal expenses of managing the Fund, including portfolio manager salaries, research costs, corporate overhead expenses and related expenses.

12b-1 Fees

The Trustees of the Evergreen funds have approved a policy to assess annual 12b-1 fees of up to 0.75% of the Administrative shares' average daily net assets. However, currently the 12b-1 fees are limited to 0.05% of the Administrative shares' average daily net assets. These fees increase the cost of your investment. The purpose of the 12b-1 fees is to promote the sale of more shares of the Funds to the public. The Funds may use 12b-1 fees for advertising and marketing and as a "service fee" to broker-dealers, banks and other financial institutions for additional shareholder services and/or the maintenance of accounts.

Other Expenses

Other expenses include miscellaneous fees from affiliated and outside service providers. These may include legal, audit, custodial and safekeeping fees, the printing and mailing of reports and statements, automatic reinvestment of distributions and other conveniences for which the shareholder pays no transaction fees.

Total Fund Operating Expenses

The total cost of running the Fund is called the expense ratio. As a shareholder, you are not charged these fees directly; instead they are taken out before the Fund’s NAV is calculated, and are expressed as a percentage of the Fund’s average daily net assets. The effect of these fees is reflected in the performance results for that share class. Because these fees are not charged directly to your account, investors should examine them closely in the prospectus, especially when comparing one fund with another fund in the same investment category. There are three things to remember about expense ratios: (i) your total return in the Fund is reduced in direct proportion to the fees; (ii) expense ratios can vary greatly between funds and fund families, from under 0.25% to over 3.00%; and (iii) the Fund’s investment advisor may waive a portion of the Fund’s expenses for a period of time, reducing its expense ratio.

Recoupment of Previously Waived Expenses

From time to time, the Funds' investment advisor may voluntarily or contractually waive its fees and/or reimburse expenses in order to limit a Fund's operating expenses. The amount of any fees or expenses waived or reimbursed is subject to later recoupment by the investment advisor for a period of up to three fiscal years following the year in which the waiver or reimbursement occurred. For more complete information regarding the current status of any possible recoupment for previously waived or reimbursed fees, including the amount, please see each Fund's latest Annual or Semi-annual Report.

Additional Compensation to Financial Services Firms

EIMC or EIS has entered into revenue sharing arrangements under which EIMC or EIS, as the case may be, makes payments to financial services firms that are intended to provide incentives for the sale of shares of Evergreen funds or to compensate the intermediary for marketing or marketing support activities. Payments under these arrangements are made from EIMC’s or EIS’s resources, as the case may be, and are in addition to any front-end sales charges, up-front commissions, Rule 12b-1 fees or other payments made or incentives provided to the financial services firm. The amounts of these payments typically are calculated as a percentage of sales made to and/or assets held by customers of the financial services firm. Please contact your investment professional for more details regarding these arrangements. Please contact an Evergreen funds service representative for a listing of financial services firms with whom we have such arrangements.

FINANCIAL HIGHLIGHTS

This section looks in detail at the results for one share in the Administrative share class of the Funds--how much income it earned, how much of this income was passed along as a distribution and how much the return was reduced by expenses. The following tables have been derived from financial information audited by KPMG LLP, the Funds' independent auditors. For a more complete picture of the Funds' financial statements, please see each Fund's Annual Report as well as the SAI, which is available upon request.

Institutional Money Market Fund

Year Ended February 28,
ADMINISTRATIVE SHARES	2004 [1]	2003	2002 [2]
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00
Income from investment operations
Net investment income	0.010	0.017	0.026
Distributions to shareholders from
Net investment income	- 0.010	- 0.017	- 0.026

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00
Total return	1.00%	1.70%	2.63%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 10,951	$ 13,017	$ 25,635
Ratios to average net assets
Expenses [3]	0.26%	0.26%	0.27%[4]
Net investment income	1.02%	1.58%	2.59%[4]

1.  Year ended February 29.

2.  For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

3.  The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

4.  Annualized

Institutional Municipal Money Market Fund

Year Ended February 28,
ADMINISTRATIVE SHARES	2004 [1]	2003	2002 [2]
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00
Income from investment operations
Net investment income	0.010	0.015	0.018

Distributions to shareholders from
Net investment income	- 0.010	- 0.015	- 0.018

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00
Total return	0.96%	1.46%	1.85%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 18,337	$ 40,613	$ 17,554
Ratios to average net assets
Expenses [3]	0.27%	0.27%	0.30%[4]
Net investment income	0.97%	1.38%	1.60%[4]

1.  Year ended February 29.

2.  For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

3.  The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

4.  Annualized

Institutional Treasury Money Market Fund

Year Ended February 28,
ADMINISTRATIVE SHARES	2004 [1]	2003	2002 [2]
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00
Income from investment operations
Net investment income	0.008	0.015	0.023

Distributions to shareholders from
Net investment income	- 0.008	- 0.015	- 0.023
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00
Total return	0.85%	1.50%	2.33%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 52,002	$ 14,068	$ 4,771
Ratios to average net assets
Expenses [3]	0.25%	0.25%	0.28%[4]
Net investment income	0.84%	1.37%	3.07%[4]

1.  Year ended February 29.

2.  For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

3.  The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

4.  Annualized

Institutional U.S. Government Money Market Fund

Year Ended February 28,
ADMINISTRATIVE SHARES	2004 [1]	2003	2002 [2]
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00
Income from investment operations
Net investment income	0.009	0.015	0.024
Distributions to shareholders from
Net investment income	- 0.009	- 0.015	- 0.024
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00
Total return	0.89%	1.47%	2.39%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 1	$ 1	$ 1
Ratios to average net assets
Expenses [3]	0.11%	0.10%	0.25%[4]
Net investment income	0.96%	1.63%	2.96%[4]

1.  Year ended February 29.

2.  For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

3.  The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

4.  Annualized

Prime Cash Management Money Market Fund

Year Ended
ADMINISTRATIVE SHARES	February 29, 2004 [1]
Net asset value, beginning of period	$ 1.00
Income from investment operations
Net investment income	0.006

Distributions to shareholders from
Net investment income	- 0.006
Net asset value, end of period	$ 1.00
Total return	0.61%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 6
Ratios to average net assets
Expenses [2]	0.07%[3]
Net investment income	0.22%[3]

1.  For the period from June 13, 2003 (commencement of class operations), to February 29, 2004.

2.  The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

3.  Annualized

OTHER FUND PRACTICES

Taxable securities in which Institutional Municipal Money Market Fund may invest on a short-term basis include obligations of the U.S. government, its agencies or instrumentalities, including repurchase agreements with banks or securities dealers involving such securities; time deposits maturing in not more than seven days; other debt securities rated within the two highest rating categories by any nationally recognized statistical ratings organization; commercial paper rated in the highest grade by Moody's Investors Service, Inc. or Standard & Poor's Ratings Services; and certificates of deposit issued by U.S. branches of U.S. banks with assets of $1 billion or more.

Please consult the SAI for more information regarding these and other investment practices used by the Funds, including risks.

Evergreen Express Line

Call 1.800.346.3858

  check your account
  order a statement
  get a Fund’s current price, yield and total return
  buy, redeem or exchange Fund shares

Shareholder/Investor Services

Call 1.800.343.2898 (or 1.800.847.5397 for clients with more than $1 million in assets)

Monday-Friday, 8 a.m. to 6 p.m. Eastern time to

  buy, redeem or exchange Fund shares
  order applications
  get assistance with your account
  obtain a Fund's current yield information

Information Line for Hearing and Speech Impaired (TTY/TDD)

Call 1.800.343.2888

Monday-Friday, 8 a.m. to 6 p.m. Eastern time

Write us a letter

•  Evergreen Investments

•  P.O. Box 8400

•  Boston, MA 02266-8400

  to buy, redeem or exchange Fund shares
  to change the registration on your account
  for general correspondence

For express, registered or certified mail

•  Evergreen Investments

•  66 Brooks Drive, Suite 8400

•  Braintree, MA 02184-3800

Visit us on-line

•  EvergreenInvestments.com

Regular communications you will receive
Account Statements— You will receive quarterly statements for each Fund you invest in. Please review and promptly notify Evergreen funds of any inaccuracies.

Confirmation Notices— A confirmation of your transaction is sent within five days. Please review and promptly notify Evergreen funds of any inaccuracies.

Annual and Semi-annual Reports— You will receive a detailed financial report on each Fund you invest in twice a year.

Tax Forms— Each January you will receive any Fund tax information you need to complete your tax returns.

For More Information About the Evergreen Institutional Money Market Funds, Ask for:

  Each Fund's most recent Annual or Semi-annual Report, which contains a complete financial accounting for each Fund and a complete list of each Fund's portfolio holdings as of a specific date, as well as commentary from each Fund’s portfolio managers. These reports discuss the market conditions and investment strategies that significantly affected the Funds' performance during the most recent fiscal year or period.
  The Statement of Additional Information (SAI), which contains more detailed information about the policies and procedures of the Funds. The SAI has been filed with the Securities and Exchange Commission (SEC) and its contents are legally considered to be part of this prospectus.

For questions, other information, or to request a copy, without charge, of any of the documents, call 1.800.343.2898 or ask your investment professional. We will mail material within three business days. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at EvergreenInvestments.com.

Information about these Funds (including the SAI) is also available on the SEC's Internet website at http://www.sec.gov. Copies of this material may be obtained, for a duplication fee, by writing the SEC Public Reference Section, Washington D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov. This material can also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, call the SEC at 1.202.942.8090.

•  Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.,

•  200 Berkeley Street, Boston, MA 02116-5034. 558063 RV4 (7/04)

SEC File No.: 811-08405

•  Evergreen Investments

•  200 Berkeley Street

•  Boston, MA 02116-5034

EVERGREEN SELECT MONEY MARKET TRUST

PART A

PROSPECTUS

INSTITUTIONAL SHARES

Prospectus, July 1, 2004

Evergreen
Institutional Money Market Funds

Evergreen Institutional 100% Treasury Money Market Fund
Evergreen Institutional Money Market Fund
Evergreen Institutional Municipal Money Market Fund
Evergreen Institutional Treasury Money Market Fund
Evergreen Institutional U.S. Government Money Market Fund
Evergreen Prime Cash Management Money Market Fund
Institutional shares

The Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. Anyone who tells you otherwise is committing a crime.

FUND RISK/RETURN SUMMARIES:

Overview of Fund Risks
Evergreen Institutional 100% Treasury Money Market Fund
Evergreen Institutional Money Market Fund
Evergreen Institutional Municipal Money Market Fund
Evergreen Institutional Treasury Money Market Fund
Evergreen Institutional U.S. Government Money Market Fund
Evergreen Prime Cash Management Money Market Fund

GENERAL INFORMATION:

The Funds' Investment Advisor
Calculating the Share Price
How to Choose an Evergreen Fund
How to Buy Shares (Institutional 100% Treasury Money Market Fund and Institutional Municipal Money Market Fund)
How to Buy Shares (Institutional Money Market Fund, Institutional Treasury Money Market Fund, Institutional U.S. Government Money Market Fund and Prime Cash Management Money Market Fund)
How to Redeem Shares (Institutional 100% Treasury Money Market Fund and Institutional Municipal Money Market Fund)
How to Redeem Shares (Institutional Money Market Fund, Institutional Treasury Money Market Fund, Institutional U.S. Government Money Market Fund and Prime Cash Management Money Market Fund)
Other Services
The Tax Consequences of Investing in the Funds
Fees and Expenses of the Funds
Financial Highlights
Other Fund Practices

In general,

the Funds included in this prospectus provide investors with a selection of investment alternatives which seek a high rate of current income consistent with stability of principal and liquidity. Evergreen Institutional Municipal Money Market Fund also seeks current income which is exempt from regular federal income tax.

Fund Summaries Key

Each Fund's summary is organized around the following basic topics and questions:

INVESTMENT GOAL

What is the Fund's financial objective? You can find clarification on how the Fund seeks to achieve its objective by looking at the Fund's strategy and investment policies. The Fund's Board of Trustees can change the investment objective without a shareholder vote.

INVESTMENT STRATEGY

How does the Fund go about trying to meet its goals? What types of investments does it contain? What style of investing and investment philosophy does it follow? Does it have limits on the amount invested in any particular type of security?

RISK FACTORS

What are the specific risks for an investor in the Fund?

PERFORMANCE

How well has the Fund performed in the past year? The past five years? The past ten years?

EXPENSES

How much does it cost to invest in the Fund?

Overview of Fund Risks

Institutional Money Market Funds

typically rely on a combination of the following strategies:

  maintaining $1.00 per share net asset value;
  investing in high quality, short-term money market instruments, including U.S. government securities;
  investing in compliance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments; and
  selling a portfolio investment: i) when the issuer's investment fundamentals begin to deteriorate; ii) to take advantage of more attractive yield opportunities; iii) when the investment no longer appears to meet the Fund's investment objective; iv) when the Fund must meet redemptions; or v) for other investment reasons which a portfolio manager deems necessary.

may be appropriate for investors who:

  are seeking a conservative investment which invests in relatively safe securities;
  are seeking a fund for short-term investment; and
  are seeking liquidity.

Following this overview, you will find information on each Fund's specific investment strategies and risks.

Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

Risk Factors For All Mutual Funds

Please remember that an investment in a mutual fund is:

  not guaranteed to achieve its investment goal;
  not a deposit with a bank;
  not insured, endorsed or guaranteed by the FDIC or any government agency; and
  subject to investment risks.

The following are some of the most important factors that may affect the value of your investment. Other factors may be described in the discussion following this overview:

Interest Rate Risk

When interest rates go up, the value of debt securities tends to fall. Since the Fund invests a significant portion of its portfolio in debt securities, if interest rates rise, then the value of the Fund's investments in debt securities and its yield may decline. If interest rates go down, interest earned by the Fund on its debt investments may also decline, which could cause the Fund to reduce the dividends it pays. The longer the term of a debt security held by the Fund, the more the Fund is subject to interest rate risk.

Credit Risk

The value of a debt security is directly affected by the issuer's ability to repay principal and pay interest on time. Since the Fund invests in debt securities, the value of the Fund's investments in debt securities and its yield may decline if an issuer fails to pay an obligation on a timely basis. The Fund may also be subject to credit risk to the extent it engages in transactions, such as repurchase agreements, which involve a promise by a third party to honor an obligation to the Fund. Such third party may be unwilling or unable to honor its financial obligations.

Institutional 100% Treasury Money Market Fund

FUND FACTS:

Goals:

•  Stability of Principal

•  Current Income

•  Liquidity

Principal Investment:

•  U.S. Treasury Securities

Class of Shares Offered in this Prospectus:

•  Institutional

Investment Advisor:

•  Evergreen
Investment
Management
Company, LLC

NASDAQ Symbol:

•  EUIXX

Dividend Payment Schedule:

•  Monthly

INVESTMENT GOAL

The Fund seeks to maintain stability of principal while earning current income and providing liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the ''Overview of Fund Risks'' on page 1.

The Fund will invest only in U.S. Treasury securities, which are high quality debt securities issued by the U.S. Treasury, guaranteed as to principal and interest and supported by the full faith and credit of the U.S. government.

The portfolio managers focus primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund will invest in securities of shorter maturities. If interest rates are high, the Fund will generally invest in securities with longer maturities; however, the Fund will not acquire any security with a remaining maturity of greater than 397 days.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the ''Overview of Fund Risks'' on page 1 under the headings:

  Interest Rate Risk

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Institutional shares of the Fund in each full calendar year since the Institutional shares' inception on 12/8/1997. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Institutional Shares (%)

1994	1995	1996	1997	1998	1999	2000	2001	2002	2003
				4.99	4.72	5.91	3.93	1.60	0.76

Best Quarter:	4th Quarter 2000	+ 1.55%
Worst Quarter:	4th Quarter 2003	+ 0.15%
Year-to-date total return as of 3/31/2004 is +0.16%.

The next table lists the Fund’s average annual total return for Institutional shares over the past one and five years and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(for the period ended 12/31/2003)

	Inception Date of Class	1 year	5 year	10 year	Performance Since 12/8/1997
Institutional	12/8/1997	0.76%	3.37%	N/A	3.66%

To obtain current yield information call 1.800.343.2898. Clients with more than $1 million in assets should call 1.800.847.5397.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 2/29/2004.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Institutional
Management Fees	0.21%
12b-1 Fees	0.00%
Other Expenses	0.10%
Total Fund Operating Expenses	0.31%

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

After:	Institutional
1 year	$ 32
3 years	$ 100
5 years	$ 174
10 years	$ 393

Institutional Money Market Fund

FUND FACTS:

Goals:

•  Current Income

•  Preservation of Capital

•  Liquidity

Principal Investment:

•  Money Market Instruments

Class of Shares Offered in this Prospectus:

•  Institutional

Investment Advisor:

•  Evergreen
Investment
Management
Company, LLC

NASDAQ Symbol:

•  EMIXX

Dividend Payment Schedule:

•  Monthly

INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income as is consistent with preserving capital and providing liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the ''Overview of Fund Risks'' on page 1.

The Fund invests principally in money market securities including short-term corporate debt obligations (such as fixed, variable or floating rate securities), certificates of deposit and bankers' acceptances, commercial paper, municipal securities and repurchase agreements determined to present minimal credit risk.

In addition, the Fund may invest in U.S. Treasury obligations and short-term securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The Fund may invest up to 30% of its assets in bank certificates of deposit and bankers' acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks. The Fund may also invest in bank obligations.

The portfolio managers focus primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund will invest in securities of shorter maturities. If interest rates are high, the Fund will generally invest in securities with longer maturities; however, the Fund will not acquire any security with a remaining maturity of greater than 397 days.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the ''Overview of Fund Risks'' on page 1 under the headings:

  Interest Rate Risk
  Credit Risk

In addition to interest rate risk and credit risk, the Fund is subject to risks associated with obligations of the Inter-American Development Bank and the World Bank (formerly known as the International Bank for Reconstruction and Development). Because these banks are supported only by appropriated but unpaid commitments of member countries, there is no assurance that the commitments will be undertaken in the future.

If the Fund invests in bank certificates of deposit and bankers’ acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks, it could be exposed to certain unique risks of foreign investing. For example, political turmoil and economic instability in the countries in which the Fund invests could adversely affect the dividend yield, total return earned on and the value of your investment. Certain foreign countries have less developed and less regulated banking systems and accounting systems than the U.S.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Institutional shares of the Fund in each full calendar year since the Institutional shares' inception on 11/19/1996. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Institutional Shares (%)

1994	1995	1996	1997	1998	1999	2000	2001	2002	2003
			5.70	5.63	5.25	6.46	4.26	1.86	1.11

Best Quarter:	4th Quarter 2000	+ 1.66%
Worst Quarter:	3rd Quarter 2003	+ 0.24%
Year-to-date total return as of 3/31/2004 is +0.24%.

The next table lists the Fund’s average annual total return for Institutional shares over the past one and five years and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(for the period ended 12/31/2003)

	Inception Date of Class	1 year	5 year	10 year	Performance Since 11/19/1996
Institutional	11/19/1996	1.11%	3.77%	N/A	4.33%

To obtain current yield information call 1.800.343.2898. Clients with more than $1 million in assets should call 1.800.847.5397.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 2/29/2004.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Institutional
Management Fees	0.11%
12b-1 Fees	0.00%
Other Expenses	0.10%
Total Fund Operating Expenses	0.21%

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

After:	Institutional
1 year	$ 22
3 years	$ 68
5 years	$ 118
10 years	$ 268

Institutional Municipal Money Market Fund

FUND FACTS:

Goals:

•  High Current Income Exempt from Regular Federal Income Tax

•  Preservation of Capital

•  Liquidity

Principal Investment:

•  Municipal Money Market Securities

Class of Shares Offered in this Prospectus:

•  Institutional

Investment Advisor:

•  Evergreen
Investment
Management
Company, LLC

NASDAQ Symbol:

•  EMMXX

Dividend Payment Schedule:

•  Monthly

INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income exempt from regular federal income tax, as is consistent with preserving capital and providing liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the ''Overview of Fund Risks'' on page 1.

The Fund invests at least 80% of its assets in municipal money market securities (including fixed, variable or floating rate general obligation and revenue bonds; tax, bond and revenue anticipation notes; and commercial paper obligations), the interest from which is exempt from federal income tax, other than the alternative minimum tax.

The Fund invests in municipal money market securities determined to present minimal credit risk and issued by any U.S. state, the District of Columbia and their political subdivisions. The Fund also invests in tender option bonds, which are demand obligations that bear interest at the prevailing short-term, tax-exempt rate. In determining which securities to purchase for the portfolio, the portfolio managers focus on the supply and demand of the security in the market place as well as the current interest rate environment.

The Fund may temporarily invest up to 20% of its assets in high quality, short-term taxable securities under one or more of the following circumstances: (a) pending investment of proceeds from the sale of Fund shares or portfolio securities; (b) pending settlement of purchases of portfolio securities; and (c) to maintain liquidity for the purpose of meeting anticipated redemptions. However, the Fund may temporarily invest up to 100% of its assets in taxable securities for defensive purposes, which may result in the Fund not achieving its investment objective.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the ''Overview of Fund Risks'' on page 1 under the headings:

  Interest Rate Risk
  Credit Risk

Because the taxable money market is a broader and more liquid market and has a greater number of investors, issuers and market makers than the market for short-term, tax-exempt municipal securities, the liquidity of the Fund may not be equal to that of a money market fund which invests exclusively in short-term taxable money market instruments. The more limited marketability of short-term, tax-exempt municipal securities may make it difficult in certain circumstances to dispose of large investments advantageously.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Institutional shares of the Fund in each full calendar year since the Institutional shares' inception on 11/20/1996. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Institutional Shares (%)

1994	1995	1996	1997	1998	1999	2000	2001	2002	2003
			3.66	3.61	3.39	4.33	2.90	1.56	1.05

Best Quarter:	2nd Quarter 2000	+ 1.13%
Worst Quarter:	3rd Quarter 2003	+ 0.22%
Year-to-date total return as of 3/31/2004 is +0.23%.

The next table lists the Fund’s average annual total return for Institutional shares over the past one and five years and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(for the period ended 12/31/2003)

	Inception Date of Class	1 year	5 year	10 year	Performance Since 11/20/1996
Institutional	11/20/1996	1.05%	2.64%	N/A	2.93%

To obtain current yield information call 1.800.343.2898. Clients with more than $1 million in assets should call 1.800.847.5397.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 2/29/2004.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Institutional
Management Fees	0.11%
12b-1 Fees	0.00%
Other Expenses	0.11%
Total Fund Operating Expenses	0.22%

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

After:	Institutional
1 year	$ 23
3 years	$ 71
5 years	$ 124
10 years	$ 280

Institutional Treasury Money Market Fund

FUND FACTS:

Goals:

•  Stability of Principal

•  Current Income

•  Liquidity

Principal Investments:

•  Short-term U.S. Treasury Obligations

•  Repurchase Agreements backed by Short-term U.S. Treasury Obligations

Class of Shares Offered in this Prospectus:

•  Institutional

Investment Advisor:

•  Evergreen
Investment
Management
Company, LLC

NASDAQ Symbol:

•  EIMXX

Dividend Payment Schedule:

•  Monthly

INVESTMENT GOAL

The Fund seeks to maintain stability of principal while earning current income and providing liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the ''Overview of Fund Risks'' on page 1.

The Fund will normally invest at least 80% of its assets in short-term U.S. Treasury obligations and repurchase agreements backed by such obligations. U.S. Treasury securities are guaranteed as to principal and interest, and supported by the full faith and credit of the U.S. government.

The Fund maintains an average dollar-weighted maturity of 60 days or less.

The portfolio managers focus primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund will invest in securities of shorter maturities. If interest rates are high, the Fund will generally invest in securities with longer maturities; however, the Fund will not acquire any security with a remaining maturity of greater than 397 days.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the ''Overview of Fund Risks'' on page 1 under the headings:

  Interest Rate Risk
  Credit Risk

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Institutional shares of the Fund in each full calendar year since the Institutional shares' inception on 11/20/1996. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Institutional Shares (%)

1994	1995	1996	1997	1998	1999	2000	2001	2002	2003
			5.49	5.37	4.92	6.16	3.84	1.67	0.95

Best Quarter:	4th Quarter 2000	+ 1.60%
Worst Quarter:	3rd Quarter 2003	+ 0.20%
Year-to-date total return as of 3/31/2004 is +0.21%.

The next table lists the Fund’s average annual total return for Institutional shares over the past one and five years and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(for the period ended 12/31/2003)

	Inception Date of Class	1 year	5 year	10 year	Performance Since 11/20/1996
Institutional	11/20/1996	0.95%	3.49%	N/A	4.06%

To obtain current yield information call 1.800.343.2898. Clients with more than $1 million in assets should call 1.800.847.5397.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 2/29/2004.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Institutional
Management Fees	0.11%
12b-1 Fees	0.00%
Other Expenses	0.09%
Total Fund Operating Expenses	0.20%

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

After:	Institutional
1 year	$ 20
3 years	$ 64
5 years	$ 113
10 years	$ 255

Institutional U.S. Government Money Market Fund

FUND FACTS:

Goals:

•  Current Income

•  Preservation of Capital

•  Liquidity

Principal Investment:

•  Short-term U.S. Government Securities

Class of Shares Offered in this Prospectus:

•  Institutional

Investment Advisor:

•  Evergreen
Investment
Management
Company, LLC

NASDAQ Symbol:

•  EGIXX

Dividend Payment Schedule:

•  Monthly

INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income as is consistent with preserving capital and maintaining liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the ''Overview of Fund Risks'' on page 1.

The Fund will normally invest at least 80% of its assets in U.S. government issued money market securities, which are high quality, short-term securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements backed by such securities.

The portfolio managers focus primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund will invest in securities of shorter maturities. If interest rates are high, the Fund will generally invest in securities with longer maturities; however, the Fund will not acquire any security with a remaining maturity of greater than 397 days.

The debt instruments issued and/or guaranteed by the U.S. government, its agencies, or instrumentalities, in which the Fund invests, typically includes mortgage-backed securities, asset-backed securities, and collateralized mortgage obligations (CMOs) issued by the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC). Securities issued by GNMA, but not those issued by FNMA or FHLMC, are backed by the full faith and credit of the U.S. government. Securities issued by FNMA or FHLMC, although chartered or sponsored by Congress, are not funded by congressional appropriations and the securities issued by them are neither guaranteed nor insured by the U.S. government. In general, securities issued by U.S. government-sponsored entities are neither insured nor guaranteed by the U.S. Treasury.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the ''Overview of Fund Risks'' on page 1 under the headings:

  Interest Rate Risk
  Credit Risk

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Institutional shares of the Fund in each calendar year since the Institutional shares' inception on 10/1/1999. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Institutional Shares (%)

1994	1995	1996	1997	1998	1999	2000	2001	2002	2003
						6.30	3.90	1.62	0.98

Best Quarter:	4th Quarter 2000	+ 1.62%
Worst Quarter:	4th Quarter 2003	+ 0.22%
Year-to-date total return as of 3/31/2004 is +0.22%.

The next table lists the Fund’s average annual total return for Institutional shares over the past year and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(for the period ended 12/31/2003)

	Inception Date of Class	1 year	5 year	10 year	Performance Since 10/1/1999
Institutional	10/1/1999	0.98%	N/A	N/A	3.30%

To obtain current yield information call 1.800.343.2898. Clients with more than $1 million in assets should call 1.800.847.5397.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 2/29/2004.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Institutional
Management Fees	0.12%
12b-1 Fees	0.00%
Other Expenses	0.10%
Total Fund Operating Expenses	0.22%

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

After:	Institutional
1 year	$ 23
3 years	$ 71
5 years	$ 124
10 years	$ 280

Prime Cash Management Money Market Fund

FUND FACTS:

Goals:

•  Current Income

•  Stability of Principal

•  Liquidity

Principal Investment:

•  Money Market Instruments

Class of Shares Offered in this Prospectus:

•  Institutional

Investment Advisor:

•  Evergreen
Investment
Management
Company, LLC

NASDAQ Symbol:

•  EPRXX

Dividend Payment Schedule:

•  Monthly

INVESTMENT GOAL

The Fund seeks to provide current income consistent with stability of principal and liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the ''Overview of Fund Risks'' on page 1.

The Fund invests principally in money market instruments (high quality, short-term debt securities), which include notes, bonds, debentures, commercial paper, interests in bank loans to companies, certificates of deposit, bankers’ acceptances and repurchase agreements determined to present minimal credit risk. In addition, the Fund may invest in U.S. Treasury obligations.

The portfolio manager focuses on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund will invest in securities of shorter maturities. If interest rates are high, the Fund will generally invest in securities with longer maturities; however, the Fund will not acquire any security with a remaining maturity of greater than 397 days.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the ''Overview of Fund Risks'' on page 1 under the headings:

  Interest Rate Risk
  Credit Risk

If the Fund invests in bank certificates of deposit and bankers’ acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks, it could be exposed to certain unique risks of foreign investing. For example, political turmoil and economic instability in the countries in which the Fund invests could adversely affect the dividend yield, total return earned on and the value of your investment. Certain foreign countries have less developed and less regulated banking systems and accounting systems than the U.S.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Institutional shares of the Fund in each of the last ten calendar years. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Institutional Shares (%) 1

1994	1995	1996	1997	1998	1999	2000	2001	2002	2003
4.24	5.96	5.42	5.57	5.49	5.11	6.43	4.21	1.75	1.07

Best Quarter:	4th Quarter 2000	+ 1.65%[1]
Worst Quarter:	3rd Quarter 2003	+ 0.23%
Year-to-date total return as of 3/31/2004 is +0.22%.

The next table lists the Fund’s average annual total return for Institutional shares over the past one, five and ten years and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(for the period ended 12/31/2003) 1

	Inception Date of Class	1 year	5 year	10 year	Performance Since 12/2/1993
Institutional	12/2/1993	1.07%	3.69%	4.51%	4.50%

1.  Historical performance shown for Institutional shares, prior to 6/10/2002, is based on the performance of Institutional shares of the Fund's predecessor fund, Wachovia Prime Cash Management Fund.

To obtain current yield information call 1.800.343.2898. Clients with more than $1 million in assets should call 1.800.847.5397.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 2/29/2004.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Institutional
Management Fees [2]	0.20%
12b-1 Fees	0.00%
Other Expenses	0.11%
Total Fund Operating Expenses [3]	0.31%

2.  These fees have been restated to reflect current fees.

3.  The Fund's investment advisor may voluntarily waive its fees and/or reimburse the Fund for certain of its expenses in order to reduce expense ratios. Amounts waived and/or reimbursed may be recouped up to a period of three years following the end of the fiscal year in which the fee waivers and/or expense reimbursements were made. The Fund's investment advisor may cease these voluntary waivers and/or reimbursements at any time. The Annual Fund Operating Expenses listed above do not reflect voluntary fee waivers and/or expense reimbursements. Including current voluntary fee waivers and/or expense reimbursements, Total Fund Operating Expenses were 0.22% for Institutional shares.

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The examples assume a 5% average annual return, the imposition of any fee waivers or expense reimbursements in effect for the periods described above and that you reinvest all of your dividends and distributions. Your actual costs may be higher or lower.

Example of Fund Expenses

After:	Institutional
1 year	$ 32
3 years	$ 100
5 years	$ 174
10 years	$ 393

THE FUNDS' INVESTMENT ADVISOR

An investment advisor manages a fund's investments and supervises its daily business affairs. The investment advisor for the Evergreen funds is a subsidiary of Wachovia Corporation (Wachovia), the fourth largest bank holding company in the United States, with over $401 billion in consolidated assets as of 12/31/2003. Wachovia is located at 301 South College Street, Charlotte, North Carolina 28288-0013.

Evergreen Investment Management Company, LLC (EIMC)is the investment advisor to the Funds. EIMC has been managing mutual funds and private accounts since 1932 and managed over $109.4 billion in assets for the Evergreen funds as of 12/31/2003. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

For the fiscal year ended 2/29/2004, the aggregate advisory fee paid to EIMC by each Fund was as follows:

Fund	% of the Fund's average daily net assets
Institutional 100% Treasury Money Market Fund	0.21%
Institutional Money Market Fund	0.11%
Institutional Municipal Money Market Fund	0.11%
Institutional Treasury Money Market Fund	0.11%
Institutional U.S. Government Money Market Fund	0.12%
Prime Cash Management Money Market Fund	0.11%

CALCULATING THE SHARE PRICE

The value of one share of a Fund, also known as the net asset value, or NAV, is calculated by adding up the Fund's total assets, subtracting all liabilities, then dividing the result by the total number of shares outstanding. For Institutional 100% Treasury Money Market Fund and Institutional Municipal Money Market Fund, the NAV is calculated at 4 p.m. Eastern time, on each day the New York Stock Exchange is open or as of the time the Exchange closes, if earlier. For Institutional Money Market Fund, Institutional Treasury Money Market Fund, Institutional U.S. Government Money Market Fund and Prime Cash Management Money Market Fund, the NAV is calculated at 5 p.m. Eastern time on each day the New York Stock Exchange is open or as of the time the Exchange closes, if earlier. The NAV of each class of shares is calculated separately.

The price per share you pay for a Fund purchase or the amount you receive for a Fund redemption is based on the next price calculated after the order is received and all required information is provided. The value of your account at any given time is the latest share price multiplied by the number of shares you own. The Funds seek to maintain a constant NAV of $1.00 per share.

Each security held by a Fund is valued on an amortized cost basis according to Rule 2a-7 under the Investment Company Act of 1940. Under this method of valuation, a security is initially valued at its acquisition cost, and thereafter a constant straightline amortization of any discount or premium is assumed each day regardless of the impact of fluctuating interest rates on the market value of the security.

Shareholders whose purchase of shares of a Fund is accepted at or before 12 Noon Eastern time for Institutional Municipal Money Market Fund; at or before 12:30 p.m. Eastern time for Institutional 100% Treasury Money Market Fund; and at or before 5:00 p.m. Eastern time for Institutional Money Market Fund, Institutional Treasury Money Market Fund, Institutional U.S. Government Money Market Fund and Prime Cash Management Money Market Fund, on any day the market is open, except in those cases where the market closes earlier, will receive the dividend declared by the Fund for that day. Shareholders whose purchase of shares is accepted after the times noted above will begin earning dividends on the next business day after the Fund accepts their order.

Closing market prices for foreign securities in particular may not reflect current value as of the time the Fund values its shares. Many foreign markets close substantially before 4:00 p.m. Eastern time, and events occurring after such close may materially affect the value of securities traded in those markets. To address this, the Funds’ fair value pricing policies provide for valuing foreign securities at fair value if an event or development has occurred subsequent to the close of the foreign market that would materially affect the value of the security. Substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. Under the Funds’ fair value pricing policies, the values of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold. As a result of the foregoing, it is possible that fair value prices will be used by the Funds to a significant extent.

HOW TO CHOOSE AN EVERGREEN FUND

When choosing an Evergreen fund, you should:

  Most importantly, read the prospectus to see if the Fund is suitable for you.
  Consider talking to an investment professional. He or she is qualified to give you investment advice based on your investment goals and financial situation and will be able to answer questions you may have after reading the Fund's prospectus. He or she can also assist you through all phases of opening your account.
  Request any additional information you want about the Fund, such as the Statement of Additional Information (SAI), Annual Report or Semi-annual Report by calling 1.800.343.2898. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at EvergreenInvestments.com.

After choosing a Fund, you select a share class. The Funds offer Institutional shares in this prospectus.

Institutional shares are offered at NAV without a front-end sales charge, deferred sales charge or 12b-1 fees. Institutional shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates) through special arrangements entered into on behalf of the Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994.

The minimum initial investment is $1 million, which may be waived in certain situations. There is no minimum amount required for subsequent purchases.

Institutional investors may buy shares through broker-dealers, banks and certain other financial intermediaries, or directly through the Fund’s distributor, Evergreen Investment Services, Inc. (EIS).

Short-Term Trading Policy

Excessive short-term trading in a Fund’s shares by investors can be detrimental to the interests of long-term shareholders. Excessive short-term trading may disrupt portfolio management of the Fund, harm Fund performance, create transaction and other administrative costs that are borne by all shareholders and, ultimately, result in a dilution of or otherwise negatively impact the value of the Fund’s shares.

To limit the negative effects on the Fund of short-term trading, the Fund has adopted certain restrictions on trading by investors. Investors are limited to three “round trip” exchanges per calendar quarter and five “round trip” exchanges per calendar year. A “round trip” exchange occurs when an investor exchanges from one fund to another fund and back to the original fund. In addition, the Fund reserves the right to reject any purchase or exchange, and to terminate an investor’s investment or exchange privileges, if the Fund determines in its sole discretion that the trading activity by the investor may be materially detrimental to the interests of long-term shareholders. The Fund may reject purchases or exchanges, or terminate investment or exchange privileges, even if the investor has not exceeded the three-per-quarter/five-per-year limits described above. In considering whether trading activity may be materially detrimental to the interests of long-term shareholders, the Fund considers a number of factors such as the frequency of trading by the investor, the amount involved in the investor’s trades, and the length of time the investment is held, along with other factors.

The Evergreen funds attempt to enforce the foregoing trading restrictions by monitoring purchases, sales and exchanges on a daily basis. However, there are certain limitations on the Fund's ability to detect and prevent trading that would violate these restrictions. For example, while the Fund has access to trading information relating to investors who trade and hold their shares directly with the Fund, the Fund may not have access to such information for investors who trade through financial intermediaries such as broker/dealers and financial advisors or through retirement plans. Certain financial intermediaries and retirement plans hold their shares or those of their clients through omnibus accounts maintained with the Fund. In the case of omnibus accounts, the Fund does not have access to information regarding trading activity by individual investors, and therefore is unable to monitor for excessive short-term trading or violations of the Fund's trading restrictions. For these and other reasons, it is possible that excessive short-term trading or trading in violation of the Fund's trading restrictions may occur despite the Fund's efforts to prevent them.

HOW TO BUY SHARES
(Institutional 100% Treasury Money Market Fund and Institutional Municipal Money Market Fund)

The Funds are intended for investment primarily by institutional customers, certain broker-dealers and other financial institutions. It is expected that the Funds may be particularly suitable for corporate cash managers, municipalities, or other public entities.

Purchase orders will be accepted for execution at the next NAV calculation time after the order is placed, provided that the order is properly submitted and received by Evergreen funds. The NAV calculation time for the Institutional 100% Treasury Money Market Fund and Institutional Municipal Money Market Fund is 4:00 p.m. Eastern time.

Purchase orders received after such time will be processed at the next day's NAV. A purchase order is considered properly submitted when the transfer agent has received proper notice of the order and federal funds have been received by Evergreen funds at the applicable fund's designated wire bank. All purchases must be made by Federal Funds Wire. Checks and Automated Clearing House System payments will not be accepted.

Method	Opening an Account	Adding to an Account
By Phone or Wire

  Call 1.800.343.2898 (or 1.800.847.5397 for clients with more than $1 million in assets) to set up an account number and get wiring instructions.
  Instruct your bank to wire or transfer your purchase (they may charge a wiring fee).
  Complete the account application and mail to:

Postal Service Address:

Evergreen Investments
P.O. Box 8400
Boston, MA 02266-8400

Overnight Address:

Evergreen Investments
66 Brooks Drive, Suite 8400
Braintree, MA 02184-3800

  Trades accepted after 12:00 Noon Eastern time for Institutional 100% Treasury Money Market Fund and Institutional Municipal Money Market Fund on market trading days will receive dividends starting on the next market trading day. [1]

  Call 1.800.343.2898 (or 1.800.847.5397 for clients with more than $1 million in assets) between 8 a.m. and 6 p.m. Eastern time, on any business day to speak with an Evergreen funds service representative.
  If your bank account is set up on file, you can request Federal Funds Wire (offers immediate access to funds).

By Exchange

  You can make an additional investment by exchange from an existing Evergreen funds account by contacting your investment professional or by visiting our website at EvergreenInvestments.com. [2]
  You can only exchange shares from your account within the same class and under the same registration.
  There is no sales charge or redemption fee when exchanging funds within the Evergreen funds family.
  Orders placed before 4 p.m. Eastern time on market trading days will be processed at that day's closing share price. Orders placed after 4 p.m. Eastern time will be processed at the next market trading day's closing price. [1]
  "Round-trip" exchanges are limited to three per calendar quarter, but in no event more than five per calendar year.
  Exchanges between accounts which do not have identical ownership must be made in writing with a signature guarantee. (See "Exceptions: Redemption Requests That Require A Signature Guarantee" under How to Redeem Shares.)

1.  The Fund's shares may be made available through financial service firms which are also investment dealers and which have a service agreement with EIS. The Fund has approved the acceptance of purchase and repurchase request orders effective as of the time of their receipt by certain authorized financial intermediaries or their designees. The Evergreen funds reserve the right to adjust the closing time to coincide with an earlier closing of the market or due to other unusual circumstances. These financial service firms may charge transaction fees.

2.  Once you have authorized either the telephone exchange or redemption service, anyone with a Personal Identification Number (PIN) and the required account information (including your investment professional) can request a telephone transaction in your account. All calls are recorded and may be monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen funds reserve the right to terminate the exchange privilege of any shareholder who exceeds the listed maximum number of exchanges, as well as to reject any large dollar exchange or purchase if placing it would, in the judgment of the portfolio manager, adversely affect the price of the Fund.

HOW TO BUY SHARES
(Institutional Money Market Fund, Institutional Treasury Money Market Fund, Institutional U.S. Government Money Market Fund and Prime Cash Management Money Market Fund)

The Funds are intended for investment primarily by institutional customers, certain broker-dealers and other financial institutions. It is expected that the Funds may be particularly suitable for corporate cash managers, municipalities, or other public entities.

Purchase orders will be accepted for execution at the next NAV calculation time after the order is placed, provided that the order is properly submitted and received by Evergreen funds. The NAV calculation time for the Funds is 5:00 p.m. Eastern time.

Purchase orders received after such time will be processed at the next day's NAV. A purchase order is considered properly submitted when the transfer agent has received proper notice of the order and federal funds have been received by Evergreen funds at the applicable fund's designated wire bank. All purchases must be made by Federal Funds Wire. Checks and Automated Clearing House System payments will not be accepted.

Method	Opening an Account	Adding to an Account
By Phone or Wire

  Call 1.800.847.5397 to set up an account and get wiring instructions.
  Trades accepted after 5 p.m. Eastern time for Institutional Money Market Fund, Institutional Treasury Money Market Fund, Institutional U.S. Government Money Market Fund and Prime Cash Management Money Market Fund on market trading days will receive dividends starting on the next market trading day.
Call your investment professional or call Evergreen funds directly at 1.800.847.5397. [1]
By Exchange

  Complete an account application and mail to:

Postal Service Address:

Evergreen Investments
P.O. Box 8400
Boston, MA 02266-8400

Overnight Address:

Evergreen Investments
66 Brooks Drive, Suite 8400
Braintree, MA 02184-3800

  You can make an additional investment by exchange from your account in one or more of the Institutional Money Market Funds by contacting your investment professional. [2]
  You can only exchange shares within the same class of the Institutional Money Market Funds.
  There is no sales charge or redemption fee when exchanging funds within any of the Institutional Money Market Funds.
  Exchanges between accounts which do not have identical ownership must be made in writing with a signature guarantee. (See "Exceptions: Redemption Requests That Require A Signature Guarantee" under How to Redeem Shares.)

1.  Orders should be placed as early in the day as possible and advance notice of large purchase provided to Evergreen funds at 1.800.847.5397.

2.  Once you have authorized either the telephone exchange or redemption service, anyone with the required account information (including your investment professional) can request a telephone transaction in your account. All calls are recorded and may be monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen funds reserve the right to terminate the exchange privilege of any shareholder who exceeds the listed maximum number of exchanges, as well as to reject any large dollar exchange or purchase if placing it would, in the judgment of the portfolio manager, adversely affect the price of the Fund.

HOW TO REDEEM SHARES
(Institutional 100% Treasury Money Market Fund and Institutional Municipal Money Market Fund)

Redemption orders will be processed at the next NAV calculation time after the order is placed, provided that the order is properly submitted and received by Evergreen funds. The NAV calculation time for Institutional 100% Treasury Money Market Fund and Institutional Municipal Money Market Fund is 4:00 p.m. Eastern time.

Redemption orders received after such time will be processed at the next day's NAV. Payment for redeemed shares is normally made by Federal Funds Wire to the commercial bank designated on your account application. Redemption requests received in good order prior to 12 Noon Eastern time for Institutional Municipal Money Market Fund and prior to 12:30 p.m. Eastern time for Institutional 100% Treasury Money Market Fund will be completed the same day.

You should place redemption requests as early in the day as possible and provide advance notice of large redemptions to Evergreen funds at 1.800.847.5397.

We offer you several convenient ways to redeem your shares in any of the Evergreen funds:

Methods	Requirements
Call Us

  Call 1.800.343.2898 (or 1.800.847.5397 for clients with more than $1 million in assets) between 8 a.m. and 6 p.m. Eastern time, on any business day, to speak with an Evergreen funds service representative.
  This service must be authorized ahead of time, and is only available for regular accounts. [1]
  All authorized requests made before 4 p.m. Eastern time on market trading days will be processed at that day's closing price. Requests made after 4 p.m. Eastern time will be processed the next market trading day. [2]
  We can either:
    wire the proceeds into your bank account (service charges may apply)
    electronically transmit the proceeds into your bank account via the Automated Clearing House service mail you a check.
  All telephone calls are recorded and may be monitored for your protection. We are not responsible for acting on telephone orders we believe are genuine.
  See "Exceptions: Redemption Requests That Require a Signature Guarantee" below for requests that must be made in writing with your signature guaranteed.

Write Us

  You can mail a redemption request to:

Postal Service Address:

Evergreen Investments
P.O. Box 8400
Boston, MA 02266-8400

Overnight Address:

Evergreen Investments
66 Brooks Drive, Suite 8400
Braintree, MA 02184-3800

  Your letter of instructions must:
    list the Fund name and the account number
    indicate the number of shares or dollar value you wish to redeem be signed by the registered owner(s).
  See "Exceptions: Redemption Requests That Require a Signature Guarantee" below for requests that must be signature guaranteed.

Redeem Your Shares in Person	You may also redeem your shares by contacting your investment professional or an Evergreen funds service representative. A fee may be charged for this service.

1.  Once you have authorized either the telephone exchange or redemption service, anyone with a Personal Identification Number (PIN) and the required account information (including your investment professional) can request a telephone transaction in your account. All calls are recorded and may be monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen funds reserve the right to terminate the exchange privilege of any shareholder who exceeds the listed maximum number of exchanges, as well as to reject any large dollar exchange or purchase if placing it would, in the judgment of the portfolio manager, adversely affect the price of the Fund.

2.  The Fund's shares may be made available through financial service firms which are also investment dealers and which have a service agreement with EIS. The Fund has approved the acceptance of purchase and repurchase request orders effective as of the time of their receipt by certain authorized financial intermediaries or their designees. The Evergreen funds reserve the right to adjust the closing time to coincide with an earlier closing of the market or due to other unusual circumstances. These financial service firms may charge transaction fees.

Timing of Proceeds

Normally, we will send your redemption proceeds for orders received prior to the NAV calculation time via Federal Funds Wire on the same day. We also reserve the right to redeem in kind, under certain circumstances, by paying you the proceeds of a redemption in securities rather than in cash, and to redeem the remaining amount in the account if your redemption brings the account balance below the initial minimum amount.

Exceptions: Redemption Requests That Require A Signature Guarantee

To protect you and the Evergreen funds against fraud, certain redemption requests must be made in writing with your signature guaranteed. A signature guarantee can be obtained at most banks and securities dealers. A notary public is not authorized to provide a signature guarantee. The following circumstances require signature guarantees:

  You want the proceeds transmitted into a bank account not listed on the account.
  You want the proceeds payable to anyone other than the registered owner(s) of the account.
  Either your address or the address of your bank account has been changed within 30 days.

Who Can Provide A Signature Guarantee:

  Commercial Bank
  Trust Company
  Savings Association
  Credit Union
  Member of a U.S. stock exchange

HOW TO REDEEM SHARES
(Institutional Money Market Fund, Institutional Treasury Money Market Fund, Institutional U.S. Government Money Market Fund and Prime Cash Management Money Market Fund)

Redemption orders will be processed at the next NAV calculation time after the order is placed, provided that the order is properly submitted and received by Evergreen funds. The NAV calculation time for the Funds is 5:00 p.m. Eastern time.

Redemption orders received after such times will be processed at the next day's NAV. Payment for redeemed shares is normally made by Federal Funds Wire to the commercial bank designated on your account application. Redemption requests received in good order prior to 5:00 p.m. Eastern time for the Funds will be completed the same day.

You should place redemption requests as early in the day as possible and provide advance notice of large redemptions to Evergreen funds at 1.800.847.5397.

Methods	Requirements
Call Us [1]

  Call your investment professional or call Evergreen funds directly at 1.800.847.5397 between 8 a.m. and 6 p.m. Eastern time, on any business day. [2]
  All telephone calls are recorded and may be monitored for your protection. We are not responsible for acting on telephone orders we believe are genuine.
  See "Exceptions: Redemption Requests That Require a Signature Guarantee" below for requests that must be made in writing with your signature guaranteed.

Write Us

  You can mail a redemption request to:

Postal Service Address:

Evergreen Investments
P.O. Box 8400
Boston, MA 02266-8400

Overnight Address:

Evergreen Investments
66 Brooks Drive, Suite 8400
Braintree, MA 02184-3800

  Your letter of instructions must:
    list the Fund name and the account number
    indicate the number of shares or dollar value you wish to redeem be signed by the registered owner(s).
  See "Exceptions: Redemption Requests That Require a Signature Guarantee" below for requests that must be signature guaranteed.

Redeem Your Shares in Person	You may also redeem your shares by contacting your investment professional. A fee may be charged for this service.

1.  Once you have authorized either the telephone exchange or redemption service, anyone with the required account information (including your investment professional) can request a telephone transaction in your account. All calls are recorded and may be monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen funds reserve the right to terminate the exchange privilege of any shareholder who exceeds the listed maximum number of exchanges, as well as to reject any large dollar exchange or purchase if placing it would, in the judgment of the portfolio manager, adversely affect the price of the Fund.

2.  The Fund's shares may be made available through financial service firms which are also investment dealers and which have a service agreement with EIS. The Fund has approved the acceptance of purchase and repurchase request orders effective as of the time of their receipt by certain authorized financial intermediaries or their designees. The Evergreen funds reserve the right to adjust the closing time to coincide with an earlier closing of the market or due to other unusual circumstances. These financial service firms may charge transaction fees.

Timing of Proceeds

Normally, we will send your redemption proceeds for orders received prior to the NAV calculation time via Federal Funds Wire on the same day. We also reserve the right to redeem in kind, under certain circumstances, by paying you the proceeds of a redemption in securities rather than in cash, and to redeem the remaining amount in the account if your redemption brings the account balance below the initial minimum amount.

Exceptions: Redemption Requests That Require A Signature Guarantee

To protect you and the Evergreen funds against fraud, certain redemption requests must be made in writing with your signature guaranteed. A signature guarantee can be obtained at most banks and securities dealers. A notary public is not authorized to provide a signature guarantee. The following circumstances require signature guarantees:

  You want the proceeds transmitted into a bank account not listed on the account.
  You want the proceeds payable to anyone other than the registered owner(s) of the account.
  Either your address or the address of your bank account has been changed within 30 days.

Who Can Provide A Signature Guarantee

  Commercial Bank
  Trust Company
  Savings Association
  Credit Union
  Member of a U.S. stock exchange

OTHER SERVICES

Evergreen Express Line
1.800.346.3858

Use our automated, 24-hour service to check the value of your investment in a Fund; purchase, redeem or exchange Fund shares; find a Fund’s price, yield or total return; or order a statement or duplicate tax form.

Automatic Reinvestment of Distributions

For the convenience of investors, all dividends and capital gains distributions are automatically reinvested, unless you request otherwise. Distributions can be made by check or electronic transfer through the Automated Clearing House to your bank account. The details of your dividends and other distributions will be included on your statement.

Telephone Investment Plan
(applicable to Institutional 100% Treasury Money Market Fund and Institutional Municipal Money Market Fund only)

You may make additional investments electronically in an existing Fund account at amounts of not less than $100 or more than $10,000 per investment. Telephone requests received by 4 p.m. Eastern time will be invested the day the request is received.

THE TAX CONSEQUENCES OF INVESTING
IN THE FUNDS

You will be taxed on fund distributions which may consist of dividends and capital gains. However, the sale of money market fund shares typically is not a tax reportable event because the net asset value of the shares generally would not change.

Fund Distributions

A mutual fund passes along to all of its shareholders the net income or profits it receives from its investments. The shareholders of the fund then pay any taxes due, whether they receive these distributions in cash or elect to have them reinvested. Institutional Municipal Money Market Fund expects that substantially all of its regular dividends will be exempt from federal income tax, other than the alternative minimum tax. Otherwise, the Funds will distribute two types of taxable income to you:

  Dividends. To the extent that regular dividends are derived from investment income that is not tax-exempt, or from short-term capital gains, you will have to include them in your federal taxable income. Each Fund pays a monthly dividend from the interest income it receives on securities in which it invests. Dividends are paid on shares for which proper payment has been received. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares of your account are redeemed, you will receive dividends payable up to the date of redemption with the proceeds of the redemption. Money market funds are not expected to pay dividends that qualify for the 15% rate of tax for individuals because all money market fund income is generally derived from interest and not dividend income.
  Capital Gains. When a mutual fund sells a security it owns for a profit, the result is a capital gain. The Funds generally distribute capital gains, if any, at least once a year, near the end of the calendar year. Short-term capital gains reflect securities held by the Fund for a year or less and are considered ordinary income just like dividends. Profits on securities held longer than 12 months are considered long-term capital gains when they are distributed to shareholders. Individual shareholders receiving such distributions are taxed at a maximum rate no higher than 15%.

Dividend and Capital Gain Reinvestment

Unless you choose otherwise on the account application, all dividends will be reinvested. Distribution checks that are returned and distribution checks that are uncashed when the shareholder has failed to respond to mailings from the shareholder servicing agent will automatically be reinvested. No interest will accrue on amounts represented by uncashed distribution or redemption checks. We will send you a statement each January with the federal tax status of dividends and distributions paid by the Fund during the previous calendar year.

Profits You Realize When You Redeem Shares

When you sell shares in a mutual fund, whether by redeeming or exchanging, you have created a taxable event. You must report any gain or loss on your tax return unless the transaction was entered into by a tax-deferred retirement plan. It is your responsibility to keep accurate records of your mutual fund transactions. You will need this information when you file your income tax return, since you must report any capital gain or loss you incur when you sell shares. Remember, an exchange is a purchase and a sale for tax purposes.

Tax Reporting

Evergreen Service Company, LLC provides you and the IRS with a tax statement of your dividend and capital gains distributions for each calendar year on Form 1099 DIV. Proceeds from a sale, except for money market transactions, are reported on Form 1099B. You must report these on your tax return. You could pay a penalty if you neglect to report them. You may obtain a copy of the Evergreen Service Company, LLC tax information guide at EvergreenInvestments.com. Please consult your tax advisor for further information regarding the federal, state and local tax consequences of an investment in a fund.

FEES AND EXPENSES OF THE FUNDS

Every mutual fund has fees and expenses that are assessed either directly or indirectly. This section describes each of those fees.

Management Fee

The management fee pays for the normal expenses of managing the Fund, including portfolio manager salaries, research costs, corporate overhead expenses and related expenses.

Other Expenses

Other expenses include miscellaneous fees from affiliated and outside service providers. These may include legal, audit, custodial and safekeeping fees, the printing and mailing of reports and statements, automatic reinvestment of distributions and other conveniences for which the shareholder pays no transaction fees.

Total Fund Operating Expenses

The total cost of running the Fund is called the expense ratio. As a shareholder, you are not charged these fees directly; instead they are taken out before the Fund’s NAV is calculated, and are expressed as a percentage of the Fund’s average daily net assets. The effect of these fees is reflected in the performance results for that share class. Because these fees are not charged directly to your account, investors should examine them closely in the prospectus, especially when comparing one fund with another fund in the same investment category. There are three things to remember about expense ratios: (i) your total return in the Fund is reduced in direct proportion to the fees; (ii) expense ratios can vary greatly between funds and fund families, from under 0.25% to over 3.00%; and (iii) the Fund’s investment advisor may waive a portion of the Fund’s expenses for a period of time, reducing its expense ratio.

Recoupment of Previously Waived Expenses

From time to time, the Funds' investment advisor may voluntarily or contractually waive its fees and/or reimburse expenses in order to limit a Fund's operating expenses. The amount of any fees or expenses waived or reimbursed is subject to later recoupment by the investment advisor for a period of up to three fiscal years following the year in which the waiver or reimbursement occurred. For more complete information regarding the current status of any possible recoupment for previously waived or reimbursed fees, including the amount, please see each Fund's latest Annual or Semi-annual Report.

Additional Compensation to Financial Services Firms

EIMC or EIS has entered into revenue sharing arrangements under which EIMC or EIS, as the case may be, makes payments to financial services firms that are intended to provide incentives for the sale of shares of Evergreen funds or to compensate the intermediary for marketing or marketing support activities. Payments under these arrangements are made from EIMC’s or EIS’s resources, as the case may be, and are in addition to any front-end sales charges, up-front commissions, Rule 12b-1 fees or other payments made or incentives provided to the financial services firm. The amounts of these payments typically are calculated as a percentage of sales made to and/or assets held by customers of the financial services firm. Please contact your investment professional for more details regarding these arrangements. Please contact an Evergreen funds service representative for a listing of financial services firms with whom we have such arrangements.

FINANCIAL HIGHLIGHTS

This section looks in detail at the results for one share in the Institutional shares of the Funds--how much income it earned, how much of this income was passed along as a distribution and how much the return was reduced by expenses. The following tables (excluding Prime Cash Management Money Market Fund) have been derived from financial information audited by KPMG LLP, the Funds' independent auditors. The tables for Prime Cash Management Money Market Fund have been derived from financial information audited by KPMG, LLP, the Fund’s independent auditors, or, for the fiscal years prior to November 30, 2002, have been derived from financial information audited by the predecessor Fund’s independent auditors. For a more complete picture of the Funds’ financial statements, please see each Fund's Annual Report as well as the SAI, which is available upon request.

Institutional 100% Treasury Money Market Fund

Year Ended February 28,
INSTITUTIONAL SHARES	2004 [1]	2003	2002	2001	2000 [1]
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from investment operations
Net investment income	0.007	0.015	0.032	0.058	0.047

Distributions to shareholders from
Net investment income	- 0.007	- 0.015	- 0.032	- 0.058	- 0.047

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return	0.70%	1.48%	3.28%	5.98%	4.85%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 449,943	$ 487,684	$ 409,199	$ 239,204	$ 352,985
Ratios to average net assets
Expenses [2]	0.31%	0.18%	0.13%	0.12%	0.11%
Net investment income	0.70%	1.44%	3.05%	5.82%	4.72%

1.  Year ended February 29.

2.  The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

Institutional Money Market Fund

Year Ended February 28,
INSTITUTIONAL SHARES	2004 [1]	2003	2002	2001	2000 [1]
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from investment operations
Net investment income	0.010	0.017	0.035	0.063	0.053
Distributions to shareholders from
Net investment income	- 0.010	- 0.017	- 0.035	- 0.063	- 0.053
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return	1.05%	1.75%	3.58%	6.50%	5.39%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 13,392,535	$ 19,297,892	$ 11,290,424	$ 6,261,505	$ 3,848,005
Ratios to average net assets
Expenses [2]	0.21%	0.21%	0.22%	0.21%	0.22%
Net investment income	1.06%	1.70%	3.35%	6.31%	5.25%

1.  Year ended February 29.

2.  The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

Institutional Municipal Money Market Fund

Year Ended February 28,
INSTITUTIONAL SHARES	2004 [1]	2003	2002	2001	2000 [1]
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from investment operations
Net investment income	0.010	0.015	0.025	0.042	0.035

Distributions to shareholders from
Net investment income	- 0.010	- 0.015	- 0.025	- 0.042	- 0.035

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return	1.01%	1.52%	2.54%	4.31%	3.51%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 5,035,745	$ 2,975,741	$ 1,625,943	$ 1,156,027	$ 937,122
Ratios to average net assets
Expenses [2]	0.22%	0.22%	0.24%	0.21%	0.24%
Net investment income	0.98%	1.44%	2.45%	4.20%	3.42%

1.  Year ended February 29.

2.  The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

Institutional Treasury Money Market Fund

Year Ended February 28,
INSTITUTIONAL SHARES	2004 [1]	2003	2002	2001	2000 [1]
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from investment operations
Net investment income	0.009	0.015	0.032	0.060	0.049
Distributions to shareholders from
Net investment income	- 0.009	- 0.015	- 0.032	- 0.060	- 0.049
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return	0.90%	1.56%	3.21%	6.19%	5.05%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 2,186,186	$ 2,222,210	$ 2,439,209	$ 1,784,059	$ 1,685,986
Ratios to average net assets
Expenses [2]	0.20%	0.20%	0.23%	0.19%	0.18%
Net investment income	0.89%	1.56%	3.12%	6.01%	4.92%

1.  Year ended February 29.

2.  The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

Institutional U.S. Government Money Market Fund

Year Ended February 28,
INSTITUTIONAL SHARES	2004 [1]	2003	2002	2001	2000 [2]
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from investment operations
Net investment income	0.009	0.015	0.032	0.061	0.022
Distributions to shareholders from
Net investment income	- 0.009	- 0.015	- 0.032	- 0.061	- 0.022
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return	0.94%	1.52%	3.26%	6.30%	2.23%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 864,852	$ 719,820	$ 618,793	$ 391,051	$ 138,156
Ratios to average net assets
Expenses [3]	0.22%	0.21%	0.20%	0.20%	0.20%[4]
Net investment income	0.92%	1.53%	3.04%	6.13%	5.47%[4]

1.  Year ended February 29.

2.  For the period from October 1, 1999 (commencement of class operations), to February 29, 2000.

3.  The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

4.  Annualized

Prime Cash Management Money Market Fund

	Year Ended February 28,		Year Ended November 30,
INSTITUTIONAL SHARES	2004 [1]	2003 [2]	2002 [3]	2001 [3]	2000 [3]	1999 [3]
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from investment operations
Net investment income	0.010	0.003	0.018	0.045	0.062	0.049

Distributions to shareholders from
Net investment income	- 0.010	- 0.003	- 0.018	- 0.045	- 0.062	- 0.049

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return	1.00%	0.34%	1.83%	4.58%	6.35%	5.05%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 1,435,550	$ 1,763,107	$ 1,716,949	$ 2,301,135	$ 1,752,274	$ 1,710,005
Ratios to average net assets
Expenses [4]	0.22%	0.18%[5]	0.18%	0.18%	0.18%	0.18%
Net investment income	1.00%	1.37%[5]	1.80%	4.49%	6.17%	4.93%

1.  Year ended February 29.

2.  For the three months ended February 28, 2003. The Fund changed its fiscal year end from November 30 to February 28, effective February 28, 2003.

3.  As of the close of business on June 7, 2002, Evergreen Prime Cash Management Money Market Fund acquired the net assets of Wachovia Prime Cash Management Fund ("Wachovia Fund"). Wachovia Fund was the accounting and performance survivor in this transaction. The financial highlights for the periods prior to June 10, 2002 are those of Wachovia Fund.

4.  The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

5.  Annualized

OTHER FUND PRACTICES

Taxable securities in which Institutional Municipal Money Market Fund may invest on a short-term basis include obligations of the U.S. government, its agencies or instrumentalities, including repurchase agreements with banks or securities dealers involving such securities; time deposits maturing in not more than seven days; other debt securities rated within the two highest rating categories by any nationally recognized statistical ratings organization; commercial paper rated in the highest grade by Moody's Investors Service, Inc. or Standard & Poor's Ratings Services; and certificates of deposit issued by U.S. branches of U.S. banks with assets of $1 billion or more.

Please consult the SAI for more information regarding these and other investment practices used by the Funds, including risks.

Evergreen Express Line

Call 1.800.346.3858

24 hours a day to

  check your account
  order a statement
  get a Fund’s current price, yield and total return
  buy, redeem or exchange Fund shares

Shareholder/Investor Services

Call 1.800.343.2898 (or 1.800.847.5397 for clients with more than $1 million in assets)

Monday-Friday, 8 a.m. to 6 p.m. Eastern time to

  buy, redeem or exchange Fund shares
  order applications
  get assistance with your account
  obtain a Fund's current yield information

Information Line for Hearing and Speech Impaired (TTY/TDD)

Call 1.800.343.2888

Monday-Friday, 8 a.m. to 6 p.m. Eastern time

Write us a letter

•  Evergreen Investments

•  P.O. Box 8400

•  Boston, MA 02266-8400

  to buy, redeem or exchange Fund shares
  to change the registration on your account
  for general correspondence

For express, registered or certified mail

•  Evergreen Investments

•  66 Brooks Drive, Suite 8400

•  Braintree, MA 02184-3800

Visit us on-line

•  EvergreenInvestments.com

Regular communications you will receive
Account Statements— You will receive quarterly statements for each Fund you invest in. Please review and promptly notify Evergreen funds of any inaccuracies.

Confirmation Notices— A confirmation of your transaction is sent within five days. Please review and promptly notify Evergreen funds of any inaccuracies.

Annual and Semi-annual Reports— You will receive a detailed financial report on each Fund you invest in twice a year.

Tax Forms— Each January you will receive any Fund tax information you need to complete your tax returns.

For More Information About the Evergreen Institutional Money Market Funds, Ask for:

  Each Fund's most recent Annual or Semi-annual Report, which contains a complete financial accounting for each Fund and a complete list of each Fund's portfolio holdings as of a specific date, as well as commentary from each Fund’s portfolio managers. These reports discuss the market conditions and investment strategies that significantly affected the Funds' performance during the most recent fiscal year or period.
  The Statement of Additional Information (SAI), which contains more detailed information about the policies and procedures of the Funds. The SAI has been filed with the Securities and Exchange Commission (SEC) and its contents are legally considered to be part of this prospectus.

For questions, other information, or to request a copy, without charge, of any of the documents, call 1.800.343.2898 or ask your investment professional. We will mail material within three business days. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at EvergreenInvestments.com.

Information about these Funds (including the SAI) is also available on the SEC's Internet website at http://www.sec.gov. Copies of this material may be obtained, for a duplication fee, by writing the SEC Public Reference Section, Washington D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov. This material can also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, call the SEC at 1.202.942.8090.

•  Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.,

•  200 Berkeley Street, Boston, MA 02116-5034. 539894 RV10 (7/04)

SEC File No.: 811-08405

•  Evergreen Investments

•  200 Berkeley Street

•  Boston, MA 02116-5034

EVERGREEN SELECT MONEY MARKET TRUST

PART A

PROSPECTUS

INSTITUTIONAL SERVICE SHARES

Prospectus, July 1, 2004

Evergreen
Institutional Money Market Funds

Evergreen Institutional 100% Treasury Money Market Fund
Evergreen Institutional Money Market Fund
Evergreen Institutional Municipal Money Market Fund
Evergreen Institutional Treasury Money Market Fund
Evergreen Institutional U.S. Government Money Market Fund
Evergreen Prime Cash Management Money Market Fund
Institutional Service shares

The Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. Anyone who tells you otherwise is committing a crime.

FUND RISK/RETURN SUMMARIES:

Overview of Fund Risks
Evergreen Institutional 100% Treasury Money Market Fund
Evergreen Institutional Money Market Fund
Evergreen Institutional Municipal Money Market Fund
Evergreen Institutional Treasury Money Market Fund
Evergreen Institutional U.S. Government Money Market Fund
Evergreen Prime Cash Management Money Market Fund

GENERAL INFORMATION:

The Funds' Investment Advisor
Calculating the Share Price
How to Choose an Evergreen Fund
How to Buy Shares (Institutional 100% Treasury Money Market Fund and Institutional Municipal Money Market Fund)
How to Buy Shares (Institutional Money Market Fund, Institutional Treasury Money Market Fund, Institutional U.S. Government Money Market Fund and Prime Cash Management Money Market Fund)
How to Redeem Shares (Institutional 100% Treasury Money Market Fund and Institutional Municipal Money Market Fund)
How to Redeem Shares (Institutional Money Market Fund, Institutional Treasury Money Market Fund, Institutional U.S. Government Money Market Fund and Prime Cash Management Money Market Fund)
Other Services
The Tax Consequences of Investing in the Funds
Fees and Expenses of the Funds
Financial Highlights
Other Fund Practices

In general,

the Funds included in this prospectus provide investors with a selection of investment alternatives which seek a high rate of current income consistent with stability of principal and liquidity. Evergreen Institutional Municipal Money Market Fund also seeks current income which is exempt from regular federal income tax.

Fund Summaries Key

Each Fund's summary is organized around the following basic topics and questions:

INVESTMENT GOAL

What is the Fund's financial objective? You can find clarification on how the Fund seeks to achieve its objective by looking at the Fund's strategy and investment policies. The Fund's Board of Trustees can change the investment objective without a shareholder vote.

INVESTMENT STRATEGY

How does the Fund go about trying to meet its goals? What types of investments does it contain? What style of investing and investment philosophy does it follow? Does it have limits on the amount invested in any particular type of security?

RISK FACTORS

What are the specific risks for an investor in the Fund?

PERFORMANCE

How well has the Fund performed in the past year? The past five years? The past ten years?

EXPENSES

How much does it cost to invest in the Fund?

Overview of Fund Risks

Institutional Money Market Funds

typically rely on a combination of the following strategies:

  maintaining $1.00 per share net asset value;
  investing in high quality, short-term money market instruments, including U.S. government securities;
  investing in compliance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments; and
  selling a portfolio investment: i) when the issuer's investment fundamentals begin to deteriorate; ii) to take advantage of more attractive yield opportunities; iii) when the investment no longer appears to meet the Fund's investment objective; iv) when the Fund must meet redemptions; or v) for other investment reasons which a portfolio manager deems necessary.

may be appropriate for investors who:

  are seeking a conservative investment which invests in relatively safe securities;
  are seeking a fund for short-term investment; and
  are seeking liquidity.

Following this overview, you will find information on each Fund's specific investment strategies and risks.

Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

Risk Factors For All Mutual Funds

Please remember that an investment in a mutual fund is:

  not guaranteed to achieve its investment goal;
  not a deposit with a bank;
  not insured, endorsed or guaranteed by the FDIC or any government agency; and
  subject to investment risks.

The following are some of the most important factors that may affect the value of your investment. Other factors may be described in the discussion following this overview:

Interest Rate Risk

When interest rates go up, the value of debt securities tends to fall. Since the Fund invests a significant portion of its portfolio in debt securities, if interest rates rise, then the value of the Fund's investments in debt securities and its yield may decline. If interest rates go down, interest earned by the Fund on its debt investments may also decline, which could cause the Fund to reduce the dividends it pays. The longer the term of a debt security held by the Fund, the more the Fund is subject to interest rate risk.

Credit Risk

The value of a debt security is directly affected by the issuer's ability to repay principal and pay interest on time. Since the Fund invests in debt securities, the value of the Fund's investments in debt securities and its yield may decline if an issuer fails to pay an obligation on a timely basis. The Fund may also be subject to credit risk to the extent it engages in transactions, such as repurchase agreements, which involve a promise by a third party to honor an obligation to the Fund. Such third party may be unwilling or unable to honor its financial obligations.

Institutional 100% Treasury Money Market Fund

FUND FACTS:

Goals:

•  Stability of Principal

•  Current Income

•  Liquidity

Principal Investment:

•  U.S. Treasury Securities

Class of Shares Offered in this Prospectus:

•  Institutional Service

Investment Advisor:

•  Evergreen
Investment
Management
Company, LLC

NASDAQ Symbol:

•  ESIXX

Dividend Payment Schedule:

•  Monthly

INVESTMENT GOAL

The Fund seeks to maintain stability of principal while earning current income and providing liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the ''Overview of Fund Risks'' on page 1.

The Fund will invest only in U.S. Treasury securities, which are high quality debt securities issued by the U.S. Treasury, guaranteed as to principal and interest and supported by the full faith and credit of the U.S. government.

The portfolio managers focus primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund will invest in securities of shorter maturities. If interest rates are high, the Fund will generally invest in securities with longer maturities; however, the Fund will not acquire any security with a remaining maturity of greater than 397 days.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the ''Overview of Fund Risks'' on page 1 under the headings:

  Interest Rate Risk

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Institutional Service shares of the Fund in each full calendar year since the Institutional Service shares' inception on 12/22/1997. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Institutional Service Shares (%)

1994	1995	1996	1997	1998	1999	2000	2001	2002	2003
				4.73	4.45	5.65	3.67	1.35	0.51

Best Quarter:	4th Quarter 2000	+ 1.49%
Worst Quarter:	4th Quarter 2003	+ 0.09%
Year-to-date total return as of 3/31/2004 is +0.09%.

The next table lists the Fund’s average annual total return for Institutional Service shares over the past one and five years and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(for the period ended 12/31/2003)

	Inception Date of Class	1 year	5 year	10 year	Performance Since 12/22/1997
Institutional Service	12/22/1997	0.51%	3.11%	N/A	3.39%

To obtain current yield information call 1.800.343.2898. Clients with more than $1 million in assets should call 1.800.847.5397.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 2/29/2004.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Institutional Service
Management Fees	0.21%
12b-1 Fees	0.25%
Other Expenses	0.10%
Total Fund Operating Expenses	0.56%

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

After:	Institutional Service
1 year	$ 57
3 years	$ 179
5 years	$ 313
10 years	$ 701

Institutional Money Market Fund

FUND FACTS:

Goals:

•  Current Income

•  Preservation of Capital

•  Liquidity

Principal Investment:

•  Money Market Instruments

Class of Shares Offered in this Prospectus:

•  Institutional Service

Investment Advisor:

•  Evergreen
Investment
Management
Company, LLC

NASDAQ Symbol:

•  EMSXX

Dividend Payment Schedule:

•  Monthly

INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income as is consistent with preserving capital and providing liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the ''Overview of Fund Risks'' on page 1.

The Fund invests principally in money market securities including short-term corporate debt obligations (such as fixed, variable or floating rate securities), certificates of deposit and bankers' acceptances, commercial paper, municipal securities and repurchase agreements determined to present minimal credit risk.

In addition, the Fund may invest in U.S. Treasury obligations and short-term securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The Fund may invest up to 30% of its assets in bank certificates of deposit and bankers' acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks. The Fund may also invest in bank obligations.

The portfolio managers focus primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund will invest in securities of shorter maturities. If interest rates are high, the Fund will generally invest in securities with longer maturities; however, the Fund will not acquire any security with a remaining maturity of greater than 397 days.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the ''Overview of Fund Risks'' on page 1 under the headings:

  Interest Rate Risk
  Credit Risk

In addition to interest rate risk and credit risk, the Fund is subject to risks associated with obligations of the Inter-American Development Bank and the World Bank (formerly known as the International Bank for Reconstruction and Development). Because these banks are supported only by appropriated but unpaid commitments of member countries, there is no assurance that the commitments will be undertaken in the future.

If the Fund invests in bank certificates of deposit and bankers’ acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks, it could be exposed to certain unique risks of foreign investing. For example, political turmoil and economic instability in the countries in which the Fund invests could adversely affect the dividend yield, total return earned on and the value of your investment. Certain foreign countries have less developed and less regulated banking systems and accounting systems than the U.S.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Institutional Service shares of the Fund in each full calendar year since the Institutional Service shares' inception on 11/26/1996. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Institutional Service Shares (%)

1994	1995	1996	1997	1998	1999	2000	2001	2002	2003
			5.44	5.36	4.99	6.20	4.00	1.61	0.85

Best Quarter:	4th Quarter 2000	+ 1.60%
Worst Quarter:	4th Quarter 2003	+ 0.18%
Year-to-date total return as of 3/31/2004 is +0.18%.

The next table lists the Fund’s average annual total return for Institutional Service shares over the past one and five years and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(for the period ended 12/31/2003)

	Inception Date of Class	1 year	5 year	10 year	Performance Since 11/26/1996
Institutional Service	11/26/1996	0.85%	3.51%	N/A	4.07%

To obtain current yield information call 1.800.343.2898. Clients with more than $1 million in assets should call 1.800.847.5397.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 2/29/2004.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Institutional Service
Management Fees	0.11%
12b-1 Fees	0.25%
Other Expenses	0.10%
Total Fund Operating Expenses	0.46%

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

After:	Institutional Service
1 year	$ 47
3 years	$ 148
5 years	$ 258
10 years	$ 579

Institutional Municipal Money Market Fund

FUND FACTS:

Goals:

•  High Current Income Exempt from Regular Federal Income Tax

•  Preservation of Capital

•  Liquidity

Principal Investment:

•  Municipal Money Market Securities

Class of Shares Offered in this Prospectus:

•  Institutional Service

Investment Advisor:

•  Evergreen
Investment
Management
Company, LLC

NASDAQ Symbol:

•  EISXX

Dividend Payment Schedule:

•  Monthly

INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income exempt from regular federal income tax, as is consistent with preserving capital and providing liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the ''Overview of Fund Risks'' on page 1.

The Fund invests at least 80% of its assets in municipal money market securities (including fixed, variable or floating rate general obligation and revenue bonds; tax, bond and revenue anticipation notes; and commercial paper obligations), the interest from which is exempt from federal income tax, other than the alternative minimum tax.

The Fund invests in municipal money market securities determined to present minimal credit risk and issued by any U.S. state, the District of Columbia and their political subdivisions. The Fund also invests in tender option bonds, which are demand obligations that bear interest at the prevailing short-term, tax-exempt rate. In determining which securities to purchase for the portfolio, the portfolio managers focus on the supply and demand of the security in the market place as well as the current interest rate environment.

The Fund may temporarily invest up to 20% of its assets in high quality, short-term taxable securities under one or more of the following circumstances: (a) pending investment of proceeds from the sale of Fund shares or portfolio securities; (b) pending settlement of purchases of portfolio securities; and (c) to maintain liquidity for the purpose of meeting anticipated redemptions. However, the Fund may temporarily invest up to 100% of its assets in taxable securities for defensive purposes, which may result in the Fund not achieving its investment objective.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the ''Overview of Fund Risks'' on page 1 under the headings:

  Interest Rate Risk
  Credit Risk

Because the taxable money market is a broader and more liquid market and has a greater number of investors, issuers and market makers than the market for short-term, tax-exempt municipal securities, the liquidity of the Fund may not be equal to that of a money market fund which invests exclusively in short-term taxable money market instruments. The more limited marketability of short-term, tax-exempt municipal securities may make it difficult in certain circumstances to dispose of large investments advantageously.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Institutional Service shares of the Fund in each full calendar year since the Institutional Service shares' inception on 11/25/1996. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Institutional Service Shares (%)

1994	1995	1996	1997	1998	1999	2000	2001	2002	2003
			3.40	3.35	3.14	4.07	2.65	1.30	0.80

Best Quarter:	2nd Quarter 2000	+ 1.07%
Worst Quarter:	3rd Quarter 2003	+ 0.15%
Year-to-date total return as of 3/31/2004 is +0.16%.

The next table lists the Fund’s average annual total return for Institutional Service shares over the past one and five years and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(for the period ended 12/31/2003)

	Inception Date of Class	1 year	5 year	10 year	Performance Since 11/25/1996
Institutional Service	11/25/1996	0.80%	2.38%	N/A	2.68%

To obtain current yield information call 1.800.343.2898. Clients with more than $1 million in assets should call 1.800.847.5397.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 2/29/2004.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Institutional Service
Management Fees	0.11%
12b-1 Fees	0.25%
Other Expenses	0.11%
Total Fund Operating Expenses	0.47%

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

After:	Institutional Service
1 year	$ 48
3 years	$ 151
5 years	$ 263
10 years	$ 591

Institutional Treasury Money Market Fund

FUND FACTS:

Goals:

•  Stability of Principal

•  Current Income

•  Liquidity

Principal Investments:

•  Short-term U.S. Treasury Obligations

•  Repurchase Agreements backed by Short-term U.S. Treasury Obligations

Class of Shares Offered in this Prospectus:

•  Institutional Service

Investment Advisor:

•  Evergreen
Investment
Management
Company, LLC

NASDAQ Symbol:

•  EITXX

Dividend Payment Schedule:

•  Monthly

INVESTMENT GOAL

The Fund seeks to maintain stability of principal while earning current income and providing liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the ''Overview of Fund Risks'' on page 1.

The Fund will normally invest at least 80% of its assets in short-term U.S. Treasury obligations and repurchase agreements backed by such obligations. U.S. Treasury securities are guaranteed as to principal and interest, and supported by the full faith and credit of the U.S. government.

The Fund maintains an average dollar-weighted maturity of 60 days or less.

The portfolio managers focus primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund will invest in securities of shorter maturities. If interest rates are high, the Fund will generally invest in securities with longer maturities; however, the Fund will not acquire any security with a remaining maturity of greater than 397 days.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the ''Overview of Fund Risks'' on page 1 under the headings:

  Interest Rate Risk
  Credit Risk

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Institutional Service shares of the Fund in each full calendar year since the Institutional Service shares' inception on 11/27/1996. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Institutional Service Shares (%)

1994	1995	1996	1997	1998	1999	2000	2001	2002	2003
			5.23	5.11	4.66	5.90	3.58	1.42	0.70

Best Quarter:	4th Quarter 2000	+ 1.53%
Worst Quarter:	3rd Quarter 2003	+ 0.14%
Year-to-date total return as of 3/31/2004 is +0.14%.

The next table lists the Fund’s average annual total return for Institutional Service shares over the past one and five years and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(for the period ended 12/31/2003)

	Inception Date of Class	1 year	5 year	10 year	Performance Since 11/27/1996
Institutional Service	11/27/1996	0.70%	3.23%	N/A	3.80%

To obtain current yield information call 1.800.343.2898. Clients with more than $1 million in assets should call 1.800.847.5397.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 2/29/2004.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Institutional Service
Management Fees	0.11%
12b-1 Fees	0.25%
Other Expenses	0.09%
Total Fund Operating Expenses	0.45%

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

After:	Institutional Service
1 year	$ 46
3 years	$ 144
5 years	$ 252
10 years	$ 567

Institutional U.S. Government Money Market Fund

FUND FACTS:

Goals:

•  Current Income

•  Preservation of Capital

•  Liquidity

Principal Investment:

•  Short-term U.S. Government Securities

Class of Shares Offered in this Prospectus:

•  Institutional Service

Investment Advisor:

•  Evergreen
Investment
Management
Company, LLC

NASDAQ Symbol:

•  EGSXX

Dividend Payment Schedule:

•  Monthly

INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income as is consistent with preserving capital and maintaining liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the ''Overview of Fund Risks'' on page 1.

The Fund will normally invest at least 80% of its assets in U.S. government issued money market securities, which are high quality, short-term securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements backed by such securities.

The portfolio managers focus primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund will invest in securities of shorter maturities. If interest rates are high, the Fund will generally invest in securities with longer maturities; however, the Fund will not acquire any security with a remaining maturity of greater than 397 days.

The debt instruments issued and/or guaranteed by the U.S. government, its agencies, or instrumentalities, in which the Fund invests, typically includes mortgage-backed securities, asset-backed securities, and collateralized mortgage obligations (CMOs) issued by the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC). Securities issued by GNMA, but not those issued by FNMA or FHLMC, are backed by the full faith and credit of the U.S. government. Securities issued by FNMA or FHLMC, although chartered or sponsored by Congress, are not funded by congressional appropriations and the securities issued by them are neither guaranteed nor insured by the U.S. government. In general, securities issued by U.S. government-sponsored entities are neither insured nor guaranteed by the U.S. Treasury.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the ''Overview of Fund Risks'' on page 1 under the headings:

  Interest Rate Risk
  Credit Risk

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Institutional Service shares of the Fund in each full calendar year since the Institutional Service shares' inception on 10/1/1999. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Institutional Service Shares (%)

1994	1995	1996	1997	1998	1999	2000	2001	2002	2003
						6.03	3.64	1.37	0.73

Best Quarter:	4th Quarter 2000	+ 1.56%
Worst Quarter:	4th Quarter 2003	+ 0.16%
Year-to-date total return as of 3/31/2004 is +0.15%.

The next table lists the Fund’s average annual total return for Institutional Service shares over the past year and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(for the period ended 12/31/2003)

	Inception Date of Class	1 year	5 year	10 year	Performance Since 10/1/1999
Institutional Service	10/1/1999	0.73%	N/A	N/A	3.04%

To obtain current yield information call 1.800.343.2898. Clients with more than $1 million in assets should call 1.800.847.5397.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 2/29/2004.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Institutional Service
Management Fees	0.12%
12b-1 Fees	0.25%
Other Expenses	0.10%
Total Fund Operating Expenses	0.47%

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

After:	Institutional Service
1 year	$ 48
3 years	$ 151
5 years	$ 263
10 years	$ 591

Prime Cash Management Money Market Fund

FUND FACTS:

Goals:

•  Current Income

•  Stability of Principal

•  Liquidity

Principal Investment:

•  Money Market Instruments

Class of Shares Offered in this Prospectus:

•  Institutional Service

Investment Advisor:

•  Evergreen
Investment
Management
Company, LLC

NASDAQ Symbol:

•  ESSXX

Dividend Payment Schedule:

•  Monthly

INVESTMENT GOAL

The Fund seeks to provide current income consistent with stability of principal and liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the ''Overview of Fund Risks'' on page 1.

The Fund invests principally in money market instruments (high quality, short-term debt securities), which include notes, bonds, debentures, commercial paper, interests in bank loans to companies, certificates of deposit, bankers’ acceptances and repurchase agreements determined to present minimal credit risk. In addition, the Fund may invest in U.S. Treasury obligations.

The portfolio manager focuses on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund will invest in securities of shorter maturities. If interest rates are high, the Fund will generally invest in securities with longer maturities; however, the Fund will not acquire any security with a remaining maturity of greater than 397 days.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the ''Overview of Fund Risks'' on page 1 under the headings:

  Interest Rate Risk
  Credit Risk

If the Fund invests in bank certificates of deposit and bankers’ acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks, it could be exposed to certain unique risks of foreign investing. For example, political turmoil and economic instability in the countries in which the Fund invests could adversely affect the dividend yield, total return earned on and the value of your investment. Certain foreign countries have less developed and less regulated banking systems and accounting systems than the U.S.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Institutional Service shares of the Fund in each of the last ten calendar years. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Institutional Service Shares (%) 1

1994	1995	1996	1997	1998	1999	2000	2001	2002	2003
4.24	5.96	5.42	5.57	5.49	5.11	6.43	4.21	1.75	0.93

Best Quarter:	4th Quarter 2000	+ 1.65%[1]
Worst Quarter:	4th Quarter 2003	+ 0.16%
Year-to-date total return as of 3/31/2004 is +0.16%.

The next table lists the Fund’s average annual total return for Institutional Service shares over the past one, five and ten years and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(for the period ended 12/31/2003) 1

	Inception Date of Class	1 year	5 year	10 year	Performance Since 12/2/1993
Institutional Service	6/13/2003	0.93%	3.66%	4.50%	4.49%

1.  Historical performance shown for Institutional Service shares prior to their inception is based on the performance of Institutional shares. Historical performance for Institutional shares, prior to 6/10/2002, is based on the performance of Institutional shares of the Fund's predecessor fund, Wachovia Prime Cash Management Fund. Institutional shares are not offered in this prospectus. These historical returns for Institutional Service shares have not been adjusted to reflect the effect of the class’ 12b-1 fee. These fees are 0.25% for Institutional Service shares. Institutional shares pay no 12b-1 fee. If these fees had been reflected, returns would have been lower.

To obtain current yield information call 1.800.343.2898. Clients with more than $1 million in assets should call 1.800.847.5397.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 2/29/2004.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Institutional Service
Management Fees [2]	0.20%
12b-1 Fees	0.25%
Other Expenses	0.11%
Total Fund Operating Expenses [3]	0.56%

2.  These fees have been restated to reflect current fees.

3.  The Fund's investment advisor may voluntarily waive its fees and/or reimburse the Fund for certain of its expenses in order to reduce expense ratios. Amounts waived and/or reimbursed may be recouped up to a period of three years following the end of the fiscal year in which the fee waivers and/or expense reimbursements were made. The Fund's investment advisor may cease these voluntary waivers and/or reimbursements at any time. The Annual Fund Operating Expenses listed above do not reflect voluntary fee waivers and/or expense reimbursements. Including current voluntary fee waivers and/or expense reimbursements, Total Fund Operating Expenses were 0.47% for Institutional Service Shares.

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The examples assume a 5% average annual return, the imposition of any fee waivers or expense reimbursements in effect for the periods described above and that you reinvest all of your dividends and distributions. Your actual costs may be higher or lower.

Example of Fund Expenses

After:	Institutional Service
1 year	$ 57
3 years	$ 179
5 years	$ 313
10 years	$ 701

THE FUNDS' INVESTMENT ADVISOR

An investment advisor manages a fund's investments and supervises its daily business affairs. The investment advisor for the Evergreen funds is a subsidiary of Wachovia Corporation (Wachovia), the fourth largest bank holding company in the United States, with over $401 billion in consolidated assets as of 12/31/2003. Wachovia is located at 301 South College Street, Charlotte, North Carolina 28288-0013.

Evergreen Investment Management Company, LLC (EIMC)is the investment advisor to the Funds. EIMC has been managing mutual funds and private accounts since 1932 and managed over $109.4 billion in assets for the Evergreen funds as of 12/31/2003. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

For the fiscal year ended 2/29/2004, the aggregate advisory fee paid to EIMC by each Fund was as follows:

Fund	% of the Fund's average daily net assets
Institutional 100% Treasury Money Market Fund	0.21%
Institutional Money Market Fund	0.11%
Institutional Municipal Money Market Fund	0.11%
Institutional Treasury Money Market Fund	0.11%
Institutional U.S. Government Money Market Fund	0.12%
Prime Cash Management Money Market Fund	0.11%

CALCULATING THE SHARE PRICE

The value of one share of a Fund, also known as the net asset value, or NAV, is calculated by adding up the Fund's total assets, subtracting all liabilities, then dividing the result by the total number of shares outstanding. For Institutional 100% Treasury Money Market Fund and Institutional Municipal Money Market Fund, the NAV is calculated at 4 p.m. Eastern time, on each day the New York Stock Exchange is open or as of the time the Exchange closes, if earlier. For Institutional Money Market Fund, Institutional Treasury Money Market Fund, Institutional U.S. Government Money Market Fund and Prime Cash Management Money Market Fund, the NAV is calculated at 5 p.m. Eastern time on each day the New York Stock Exchange is open or as of the time the Exchange closes, if earlier. The NAV of each class of shares is calculated separately.

The price per share you pay for a Fund purchase or the amount you receive for a Fund redemption is based on the next price calculated after the order is received and all required information is provided. The value of your account at any given time is the latest share price multiplied by the number of shares you own. The Funds seek to maintain a constant NAV of $1.00 per share.

Each security held by a Fund is valued on an amortized cost basis according to Rule 2a-7 under the Investment Company Act of 1940. Under this method of valuation, a security is initially valued at its acquisition cost, and thereafter a constant straightline amortization of any discount or premium is assumed each day regardless of the impact of fluctuating interest rates on the market value of the security.

Shareholders whose purchase of shares of a Fund is accepted at or before 12 Noon Eastern time for Institutional Municipal Money Market Fund; at or before 12:30 p.m. Eastern time for Institutional 100% Treasury Money Market Fund; and at or before 5:00 p.m. Eastern time for Institutional Money Market Fund, Institutional Treasury Money Market Fund, Institutional U.S. Government Money Market Fund and Prime Cash Management Money Market Fund, on any day the market is open, except in those cases where the market closes earlier, will receive the dividend declared by the Fund for that day. Shareholders whose purchase of shares is accepted after the times noted above will begin earning dividends on the next business day after the Fund accepts their order.

Closing market prices for foreign securities in particular may not reflect current value as of the time the Fund values its shares. Many foreign markets close substantially before 4:00 p.m. Eastern time, and events occurring after such close may materially affect the value of securities traded in those markets. To address this, the Funds’ fair value pricing policies provide for valuing foreign securities at fair value if an event or development has occurred subsequent to the close of the foreign market that would materially affect the value of the security. Substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. Under the Funds’ fair value pricing policies, the values of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold. As a result of the foregoing, it is possible that fair value prices will be used by the Funds to a significant extent.

HOW TO CHOOSE AN EVERGREEN FUND

When choosing an Evergreen fund, you should:

  Most importantly, read the prospectus to see if the Fund is suitable for you.
  Consider talking to an investment professional. He or she is qualified to give you investment advice based on your investment goals and financial situation and will be able to answer questions you may have after reading the Fund's prospectus. He or she can also assist you through all phases of opening your account.
  Request any additional information you want about the Fund, such as the Statement of Additional Information (SAI), Annual Report or Semi-annual Report by calling 1.800.343.2898. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at EvergreenInvestments.com.

After choosing a Fund, you select a share class. The Funds offer Institutional Service shares in this prospectus.

Institutional Service shares are sold without a front-end or deferred sales charge. The minimum initial investment is $1 million, which may be waived in certain situations. There is no minimum amount required for subsequent purchases.

Institutional investors may buy shares through broker-dealers, banks and certain other financial intermediaries, or directly through the Fund’s distributor, Evergreen Investment Services, Inc. (EIS).

Short-Term Trading Policy

Excessive short-term trading in a Fund’s shares by investors can be detrimental to the interests of long-term shareholders. Excessive short-term trading may disrupt portfolio management of the Fund, harm Fund performance, create transaction and other administrative costs that are borne by all shareholders and, ultimately, result in a dilution of or otherwise negatively impact the value of the Fund’s shares.

To limit the negative effects on the Fund of short-term trading, the Fund has adopted certain restrictions on trading by investors. Investors are limited to three “round trip” exchanges per calendar quarter and five “round trip” exchanges per calendar year. A “round trip” exchange occurs when an investor exchanges from one fund to another fund and back to the original fund. In addition, the Fund reserves the right to reject any purchase or exchange, and to terminate an investor’s investment or exchange privileges, if the Fund determines in its sole discretion that the trading activity by the investor may be materially detrimental to the interests of long-term shareholders. The Fund may reject purchases or exchanges, or terminate investment or exchange privileges, even if the investor has not exceeded the three-per-quarter/five-per-year limits described above. In considering whether trading activity may be materially detrimental to the interests of long-term shareholders, the Fund considers a number of factors such as the frequency of trading by the investor, the amount involved in the investor’s trades, and the length of time the investment is held, along with other factors.

The Evergreen funds attempt to enforce the foregoing trading restrictions by monitoring purchases, sales and exchanges on a daily basis. However, there are certain limitations on the Fund's ability to detect and prevent trading that would violate these restrictions. For example, while the Fund has access to trading information relating to investors who trade and hold their shares directly with the Fund, the Fund may not have access to such information for investors who trade through financial intermediaries such as broker/dealers and financial advisors or through retirement plans. Certain financial intermediaries and retirement plans hold their shares or those of their clients through omnibus accounts maintained with the Fund. In the case of omnibus accounts, the Fund does not have access to information regarding trading activity by individual investors, and therefore is unable to monitor for excessive short-term trading or violations of the Fund's trading restrictions. For these and other reasons, it is possible that excessive short-term trading or trading in violation of the Fund's trading restrictions may occur despite the Fund's efforts to prevent them.

HOW TO BUY SHARES
(Institutional 100% Treasury Money Market Fund and Institutional Municipal Money Market Fund)

The Funds are intended for investment primarily by institutional customers, certain broker-dealers and other financial institutions. It is expected that the Funds may be particularly suitable for corporate cash managers, municipalities, or other public entities.

Purchase orders will be accepted for execution at the next NAV calculation time after the order is placed, provided that the order is properly submitted and received by Evergreen funds. The NAV calculation time for the Institutional 100% Treasury Money Market Fund and Institutional Municipal Money Market Fund is 4:00 p.m. Eastern time.

Purchase orders received after such time will be processed at the next day's NAV. A purchase order is considered properly submitted when the transfer agent has received proper notice of the order and federal funds have been received by Evergreen funds at the applicable fund's designated wire bank. All purchases must be made by Federal Funds Wire. Checks and Automated Clearing House System payments will not be accepted.

Method	Opening an Account	Adding to an Account
By Phone or Wire

  Call 1.800.343.2898 (or 1.800.847.5397 for clients with more than $1 million in assets) to set up an account number and get wiring instructions.
  Instruct your bank to wire or transfer your purchase (they may charge a wiring fee).
  Complete the account application and mail to:

Postal Service Address:

Evergreen Investments
P.O. Box 8400
Boston, MA 02266-8400

Overnight Address:

Evergreen Investments
66 Brooks Drive, Suite 8400
Braintree, MA 02184-3800

  Trades accepted after 12:00 Noon Eastern time for Institutional 100% Treasury Money Market Fund and Institutional Municipal Money Market Fund, on market trading days will receive dividends starting on the next market trading day. [1]

  Call the Evergreen Express Line at 1.800.346.3858 24 hours a day or to speak to an Evergreen professional call 1.800.343.2898 (or 1.800.847.5397 for clients with more than $1 million in assets) between 8 a.m. and 6 p.m. Eastern time, on any business day.
  If your bank account is set up on file, you can request Federal Funds Wire (offers immediate access to funds).

By Exchange

  You can make an additional investment by exchange from an existing Evergreen funds account by contacting your investment professional, calling the Evergreen Express Line at 1.800.346.3858 or by visiting our website at EvergreenInvestments.com. [2]
  You can only exchange shares from your account within the same class and under the same registration.
  There is no sales charge or redemption fee when exchanging funds within the Evergreen funds family.
  Orders placed before 4 p.m. Eastern time on market trading days will be processed at that day's closing share price. Orders placed after 4 p.m. Eastern time will be processed at the next market trading day's closing price. [1]
  "Round-trip" exchanges are limited to three per calendar quarter, but in no event more than five per calendar year.
  Exchanges between accounts which do not have identical ownership must be made in writing with a signature guarantee. (See "Exceptions: Redemption Requests That Require A Signature Guarantee" under How to Redeem Shares.)

1.  The Fund's shares may be made available through financial service firms which are also investment dealers and which have a service agreement with EIS. The Fund has approved the acceptance of purchase and repurchase request orders effective as of the time of their receipt by certain authorized financial intermediaries or their designees. The Evergreen funds reserve the right to adjust the closing time to coincide with an earlier closing of the market or due to other unusual circumstances. These financial service firms may charge transaction fees.

2.  Once you have authorized either the telephone exchange or redemption service, anyone with a Personal Identification Number (PIN) and the required account information (including your investment professional) can request a telephone transaction in your account. All calls are recorded and may be monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen funds reserve the right to terminate the exchange privilege of any shareholder who exceeds the listed maximum number of exchanges, as well as to reject any large dollar exchange or purchase if placing it would, in the judgment of the portfolio manager, adversely affect the price of the Fund.

HOW TO BUY SHARES
(Institutional Money Market Fund, Institutional Treasury Money Market Fund, Institutional U.S. Government Money Market Fund and Prime Cash Management Money Market Fund)

The Funds are intended for investment primarily by institutional customers, certain broker-dealers and other financial institutions. It is expected that the Funds may be particularly suitable for corporate cash managers, municipalities, or other public entities.

Purchase orders will be accepted for execution at the next NAV calculation time after the order is placed, provided that the order is properly submitted and received by Evergreen funds. The NAV calculation time for the Funds is 5:00 p.m. Eastern time.

Purchase orders received after such time will be processed at the next day's NAV. A purchase order is considered properly submitted when the transfer agent has received proper notice of the order and federal funds have been received by Evergreen funds at the applicable fund's designated wire bank. All purchases must be made by Federal Funds Wire. Checks and Automated Clearing House System payments will not be accepted.

Method	Opening an Account	Adding to an Account
By Phone or Wire

  Call 1.800.847.5397 to set up an account and get wiring instructions.
  Trades accepted after 5 p.m. Eastern time for Institutional Money Market Fund, Institutional Treasury Money Market Fund, Institutional U.S. Government Money Market Fund and Prime Cash Management Money Market Fund on market trading days will receive dividends starting on the next market trading day.
Call your investment professional or call Evergreen funds directly at 1.800.847.5397. [1]
By Exchange

  Complete an account application and mail to:

Postal Service Address:

Evergreen Investments
P.O. Box 8400
Boston, MA 02266-8400

Overnight Address:

Evergreen Investments
66 Brooks Drive, Suite 8400
Braintree, MA 02184-3800

  You can make an additional investment by exchange from your account in one or more of the Institutional Money Market Funds by contacting your investment professional. [2]
  You can only exchange shares within the same class of the Institutional Money Market Funds.
  There is no sales charge or redemption fee when exchanging funds within any of the Institutional Money Market Funds.
  Exchanges between accounts which do not have identical ownership must be made in writing with a signature guarantee. (See "Exceptions: Redemption Requests That Require A Signature Guarantee" under How to Redeem Shares.)

1.  Orders should be placed as early in the day as possible and advance notice of large purchase provided to Evergreen funds at 1.800.847.5397.

2.  Once you have authorized either the telephone exchange or redemption service, anyone with the required account information (including your investment professional) can request a telephone transaction in your account. All calls are recorded and may be monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen funds reserve the right to terminate the exchange privilege of any shareholder who exceeds the listed maximum number of exchanges, as well as to reject any large dollar exchange or purchase if placing it would, in the judgment of the portfolio manager, adversely affect the price of the Fund.

HOW TO REDEEM SHARES
(Institutional 100% Treasury Money Market Fund and Institutional Municipal Money Market Fund)

Redemption orders will be processed at the next NAV calculation time after the order is placed, provided that the order is properly submitted and received by Evergreen funds. The NAV calculation time for Institutional 100% Treasury Money Market Fund and Institutional Municipal Money Market Fund is 4:00 p.m. Eastern time.

Redemption orders received after such time will be processed at the next day's NAV. Payment for redeemed shares is normally made by Federal Funds Wire to the commercial bank designated on your account application. Redemption requests received in good order prior to 12 Noon Eastern time for Institutional Municipal Money Market Fund and prior to 12:30 p.m. Eastern time for Institutional 100% Treasury Money Market Fund will be completed the same day.

You should place redemption requests as early in the day as possible and provide advance notice of large redemptions to Evergreen funds at 1.800.847.5397.

We offer you several convenient ways to redeem your shares in any of the Evergreen funds:

Methods	Requirements
Call Us

  Call 1.800.343.2898 (or 1.800.847.5397 for clients with more than $1 million in assets) between 8 a.m. and 6 p.m. Eastern time, on any business day, to speak with an Evergreen funds service representative.
  This service must be authorized ahead of time, and is only available for regular accounts. [1]
  All authorized requests made before 4 p.m. Eastern time on market trading days will be processed at that day's closing price. Requests made after 4 p.m. Eastern time will be processed the next market trading day. [2]
  We can either:
    wire the proceeds into your bank account (service charges may apply)
    electronically transmit the proceeds into your bank account via the Automated Clearing House service mail you a check.
  All telephone calls are recorded and may be monitored for your protection. We are not responsible for acting on telephone orders we believe are genuine.
  See "Exceptions: Redemption Requests That Require a Signature Guarantee" below for requests that must be made in writing with your signature guaranteed.

Write Us

  You can mail a redemption request to:

Postal Service Address:

Evergreen Investments
P.O. Box 8400
Boston, MA 02266-8400

Overnight Address:

Evergreen Investments
66 Brooks Drive, Suite 8400
Braintree, MA 02184-3800

  Your letter of instructions must:
    list the Fund name and the account number
    indicate the number of shares or dollar value you wish to redeem be signed by the registered owner(s).
  See "Exceptions: Redemption Requests That Require a Signature Guarantee" below for requests that must be signature guaranteed.

Redeem Your Shares in Person	You may also redeem your shares by contacting your investment professional or an Evergreen funds service representative. A fee may be charged for this service.

1.  Once you have authorized either the telephone exchange or redemption service, anyone with a Personal Identification Number (PIN) and the required account information (including your investment professional) can request a telephone transaction in your account. All calls are recorded and may be monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen funds reserve the right to terminate the exchange privilege of any shareholder who exceeds the listed maximum number of exchanges, as well as to reject any large dollar exchange or purchase if placing it would, in the judgment of the portfolio manager, adversely affect the price of the Fund.

2.  The Fund's shares may be made available through financial service firms which are also investment dealers and which have a service agreement with EIS. The Fund has approved the acceptance of purchase and repurchase request orders effective as of the time of their receipt by certain authorized financial intermediaries or their designees. The Evergreen funds reserve the right to adjust the closing time to coincide with an earlier closing of the market or due to other unusual circumstances. These financial service firms may charge transaction fees.

Timing of Proceeds

Normally, we will send your redemption proceeds on the next business day after we receive your request; however, we reserve the right to wait up to ten business days to redeem any investments made by check or Automated Clearing House transfer. We also reserve the right to redeem in kind, under certain circumstances, by paying you the proceeds of a redemption in securities rather than in cash, and to redeem the remaining amount in the account if your redemption brings the account balance below the initial minimum amount.

Exceptions: Redemption Requests That Require A Signature Guarantee

To protect you and the Evergreen funds against fraud, certain redemption requests must be made in writing with your signature guaranteed. A signature guarantee can be obtained at most banks and securities dealers. A notary public is not authorized to provide a signature guarantee. The following circumstances require signature guarantees:

  You want the proceeds transmitted into a bank account not listed on the account.
  You want the proceeds payable to anyone other than the registered owner(s) of the account.
  Either your address or the address of your bank account has been changed within 30 days.

Who Can Provide A Signature Guarantee:

  Commercial Bank
  Trust Company
  Savings Association
  Credit Union
  Member of a U.S. stock exchange

HOW TO REDEEM SHARES
(Institutional Money Market Fund, Institutional Treasury Money Market Fund, Institutional U.S. Government Money Market Fund and Prime Cash Management Money Market Fund)

Redemption orders will be processed at the next NAV calculation time after the order is placed, provided that the order is properly submitted and received by Evergreen funds. The NAV calculation time for the Funds is 5:00 p.m. Eastern time.

Redemption orders received after such times will be processed at the next day's NAV. Payment for redeemed shares is normally made by Federal Funds Wire to the commercial bank designated on your account application. Redemption requests received in good order prior to 5:00 p.m. Eastern time for the Funds will be completed the same day.

You should place redemption requests as early in the day as possible and provide advance notice of large redemptions to Evergreen funds at 1.800.847.5397.

Methods	Requirements
Call Us [1]

  Call your investment professional or call Evergreen funds directly at 1.800.847.5397 between 8 a.m. and 6 p.m. Eastern time, on any business day. [2]
  All telephone calls are recorded and may be monitored for your protection. We are not responsible for acting on telephone orders we believe are genuine.
  See "Exceptions: Redemption Requests That Require a Signature Guarantee" below for requests that must be made in writing with your signature guaranteed.

Write Us

  You can mail a redemption request to:

Postal Service Address:

Evergreen Investments
P.O. Box 8400
Boston, MA 02266-8400

Overnight Address:

Evergreen Investments
66 Brooks Drive, Suite 8400
Braintree, MA 02184-3800

  Your letter of instructions must:
    list the Fund name and the account number
    indicate the number of shares or dollar value you wish to redeem be signed by the registered owner(s).
  See "Exceptions: Redemption Requests That Require a Signature Guarantee" below for requests that must be signature guaranteed.

Redeem Your Shares in Person	You may also redeem your shares by contacting your investment professional. A fee may be charged for this service.

1.  Once you have authorized either the telephone exchange or redemption service, anyone with the required account information (including your investment professional) can request a telephone transaction in your account. All calls are recorded and may be monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen funds reserve the right to terminate the exchange privilege of any shareholder who exceeds the listed maximum number of exchanges, as well as to reject any large dollar exchange or purchase if placing it would, in the judgment of the portfolio manager, adversely affect the price of the Fund.

2.  The Fund's shares may be made available through financial service firms which are also investment dealers and which have a service agreement with EIS. The Fund has approved the acceptance of purchase and repurchase request orders effective as of the time of their receipt by certain authorized financial intermediaries or their designees. The Evergreen funds reserve the right to adjust the closing time to coincide with an earlier closing of the market or due to other unusual circumstances. These financial service firms may charge transaction fees.

Timing of Proceeds

Normally, we will send your redemption proceeds for orders received prior to the NAV calculation time via Federal Funds Wire on the same day. We also reserve the right to redeem in kind, under certain circumstances, by paying you the proceeds of a redemption in securities rather than in cash, and to redeem the remaining amount in the account if your redemption brings the account balance below the initial minimum amount.

Exceptions: Redemption Requests That Require A Signature Guarantee

To protect you and the Evergreen funds against fraud, certain redemption requests must be made in writing with your signature guaranteed. A signature guarantee can be obtained at most banks and securities dealers. A notary public is not authorized to provide a signature guarantee. The following circumstances require signature guarantees:

  You want the proceeds transmitted into a bank account not listed on the account.
  You want the proceeds payable to anyone other than the registered owner(s) of the account.
  Either your address or the address of your bank account has been changed within 30 days.

Who Can Provide A Signature Guarantee

  Commercial Bank
  Trust Company
  Savings Association
  Credit Union
  Member of a U.S. stock exchange

OTHER SERVICES

Evergreen Express Line
1.800.346.3858

Use our automated, 24-hour service to check the value of your investment in a Fund; purchase, redeem or exchange Fund shares; find a Fund’s price, yield or total return; or order a statement or duplicate tax form.

Automatic Reinvestment of Distributions

For the convenience of investors, all dividends and capital gains distributions are automatically reinvested, unless you request otherwise. Distributions can be made by check or electronic transfer through the Automated Clearing House to your bank account. The details of your dividends and other distributions will be included on your statement.

THE TAX CONSEQUENCES OF INVESTING
IN THE FUNDS

You will be taxed on fund distributions which may consist of dividends and capital gains. However, the sale of money market fund shares typically is not a tax reportable event because the net asset value of the shares generally would not change.

Fund Distributions

A mutual fund passes along to all of its shareholders the net income or profits it receives from its investments. The shareholders of the fund then pay any taxes due, whether they receive these distributions in cash or elect to have them reinvested. Institutional Municipal Money Market Fund expects that substantially all of its regular dividends will be exempt from federal income tax, other than the alternative minimum tax. Otherwise, the Funds will distribute two types of taxable income to you:

  Dividends. To the extent that regular dividends are derived from investment income that is not tax-exempt, or from short-term capital gains, you will have to include them in your federal taxable income. Each Fund pays a monthly dividend from the interest income it receives on securities in which it invests. Dividends are paid on shares for which proper payment has been received. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares of your account are redeemed, you will receive dividends payable up to the date of redemption with the proceeds of the redemption. Money market funds are not expected to pay dividends that qualify for the 15% rate of tax for individuals because all money market fund income is generally derived from interest and not dividend income.
  Capital Gains. When a mutual fund sells a security it owns for a profit, the result is a capital gain. The Funds generally distribute capital gains, if any, at least once a year, near the end of the calendar year. Short-term capital gains reflect securities held by the Fund for a year or less and are considered ordinary income just like dividends. Profits on securities held longer than 12 months are considered long-term capital gains when they are distributed to shareholders. Individual shareholders receiving such distributions are taxed at a maximum rate no higher than 15%.

Dividend and Capital Gain Reinvestment

Unless you choose otherwise on the account application, all dividends will be reinvested. Distribution checks that are returned and distribution checks that are uncashed when the shareholder has failed to respond to mailings from the shareholder servicing agent will automatically be reinvested. No interest will accrue on amounts represented by uncashed distribution or redemption checks. We will send you a statement each January with the federal tax status of dividends and distributions paid by the Fund during the previous calendar year.

Profits You Realize When You Redeem Shares

When you sell shares in a mutual fund, whether by redeeming or exchanging, you have created a taxable event. You must report any gain or loss on your tax return unless the transaction was entered into by a tax-deferred retirement plan. It is your responsibility to keep accurate records of your mutual fund transactions. You will need this information when you file your income tax return, since you must report any capital gain or loss you incur when you sell shares. Remember, an exchange is a purchase and a sale for tax purposes.

Tax Reporting

Evergreen Service Company, LLC provides you and the IRS with a tax statement of your dividend and capital gains distributions for each calendar year on Form 1099 DIV. Proceeds from a sale, except for money market transactions, are reported on Form 1099B. You must report these on your tax return. You could pay a penalty if you neglect to report them. You may obtain a copy of the Evergreen Service Company, LLC tax information guide at EvergreenInvestments.com. Please consult your tax advisor for further information regarding the federal, state and local tax consequences of an investment in a fund.

FEES AND EXPENSES OF THE FUNDS

Every mutual fund has fees and expenses that are assessed either directly or indirectly. This section describes each of those fees.

Management Fee

The management fee pays for the normal expenses of managing the Fund, including portfolio manager salaries, research costs, corporate overhead expenses and related expenses.

12b-1 Fees

The Trustees of the Evergreen funds have approved a policy to assess annual 12b-1 fees of up to 0.75% of the Institutional Service shares' average daily net assets. However, currently the 12b-1 fees are limited to 0.25% of the Institutional Service shares' average daily net assets. These fees will increase the cost of your investment. The purpose of the 12b-1 fees is to promote the sale of more shares of the Fund to the public. The Fund may use a portion of the 12b-1 fees for advertising and marketing and as a "service fee" to broker-dealers, banks and other financial institutions for additional shareholder services and/or the maintenance of accounts.

Other Expenses

Other expenses include miscellaneous fees from affiliated and outside service providers. These may include legal, audit, custodial and safekeeping fees, the printing and mailing of reports and statements, automatic reinvestment of distributions and other conveniences for which the shareholder pays no transaction fees.

Total Fund Operating Expenses

The total cost of running the Fund is called the expense ratio. As a shareholder, you are not charged these fees directly; instead they are taken out before the Fund’s NAV is calculated, and are expressed as a percentage of the Fund’s average daily net assets. The effect of these fees is reflected in the performance results for that share class. Because these fees are not charged directly to your account, investors should examine them closely in the prospectus, especially when comparing one fund with another fund in the same investment category. There are three things to remember about expense ratios: (i) your total return in the Fund is reduced in direct proportion to the fees; (ii) expense ratios can vary greatly between funds and fund families, from under 0.25% to over 3.00%; and (iii) the Fund’s investment advisor may waive a portion of the Fund’s expenses for a period of time, reducing its expense ratio.

Recoupment of Previously Waived Expenses

From time to time, the Funds' investment advisor may voluntarily or contractually waive its fees and/or reimburse expenses in order to limit a Fund's operating expenses. The amount of any fees or expenses waived or reimbursed is subject to later recoupment by the investment advisor for a period of up to three fiscal years following the year in which the waiver or reimbursement occurred. For more complete information regarding the current status of any possible recoupment for previously waived or reimbursed fees, including the amount, please see each Fund's latest Annual or Semi-annual Report.

Additional Compensation to Financial Services Firms

EIMC or EIS has entered into revenue sharing arrangements under which EIMC or EIS, as the case may be, makes payments to financial services firms that are intended to provide incentives for the sale of shares of Evergreen funds or to compensate the intermediary for marketing or marketing support activities. Payments under these arrangements are made from EIMC’s or EIS’s resources, as the case may be, and are in addition to any front-end sales charges, up-front commissions, Rule 12b-1 fees or other payments made or incentives provided to the financial services firm. The amounts of these payments typically are calculated as a percentage of sales made to and/or assets held by customers of the financial services firm. Please contact your investment professional for more details regarding these arrangements. Please contact an Evergreen funds service representative for a listing of financial services firms with whom we have such arrangements.

FINANCIAL HIGHLIGHTS

This section looks in detail at the results for one share in the Institutional Service shares of the Funds--how much income it earned, how much of this income was passed along as a distribution and how much the return was reduced by expenses. The following tables have been derived from financial information audited by KPMG LLP or for the fiscal year or periods ended prior to February 29, 2000, from financial information audited by other accountants. For a more complete picture of the Funds’ financial statements, please see each Fund's Annual Report as well as the SAI, which is available upon request.

Institutional 100% Treasury Money Market Fund

Year Ended February 28,
INSTITUTIONAL SERVICE SHARES	2004 [1]	2003	2002	2001	2000 [1]
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from investment operations
Net investment income	0.004	0.012	0.030	0.056	0.045

Distributions to shareholders from
Net investment income	- 0.004	- 0.012	- 0.030	- 0.056	- 0.045

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return	0.45%	1.23%	3.02%	5.71%	4.59%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 256,132	$ 364,153	$ 219,117	$ 284,237	$ 178,432
Ratios to average net assets
Expenses [2]	0.56%	0.43%	0.38%	0.37%	0.36%
Net investment income	0.45%	1.19%	3.01%	5.60%	4.57%

1.  Year ended February 29.

2.  The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

Institutional Money Market Fund

Year Ended February 28,
INSTITUTIONAL SERVICE SHARES	2004 [1]	2003	2002	2001	2000 [1]
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from investment operations
Net investment income	0.008	0.015	0.033	0.061	0.050

Distributions to shareholders from
Net investment income	- 0.008	- 0.015	- 0.033	- 0.061	- 0.050
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return	0.80%	1.49%	3.32%	6.23%	5.13%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 2,474,978	$ 3,082,949	$ 3,896,538	$ 3,258,376	$ 2,699,653
Ratios to average net assets
Expenses [2]	0.46%	0.46%	0.47%	0.45%	0.47%
Net investment income	0.80%	1.50%	3.21%	6.05%	5.00%

1.  Year ended February 29.

2.  The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

Institutional Municipal Money Market Fund

Year Ended February 28,
INSTITUTIONAL SERVICE SHARES	2004 [1]	2003	2002	2001	2000 [1]
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from investment operations
Net investment income	0.008	0.013	0.023	0.040	0.032

Distributions to shareholders from
Net investment income	- 0.008	- 0.013	- 0.023	- 0.040	- 0.032

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return	0.76%	1.26%	2.29%	4.05%	3.26%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 881,212	$ 640,823	$ 590,476	$ 452,310	$ 129,041
Ratios to average net assets
Expenses [2]	0.47%	0.47%	0.49%	0.46%	0.48%
Net investment income	0.75%	1.20%	2.22%	3.92%	3.18%

1.  Year ended February 29.

2.  The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

Institutional Treasury Money Market Fund

Year Ended February 28,
INSTITUTIONAL SERVICE SHARES	2004 [1]	2003	2002	2001	2000 [1]
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from investment operations
Net investment income	0.006	0.013	0.029	0.058	0.047
Distributions to shareholders from
Net investment income	- 0.006	- 0.013	- 0.029	- 0.058	- 0.047

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return	0.65%	1.30%	2.95%	5.93%	4.79%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 1,992,881	$ 2,362,269	$ 1,885,874	$ 1,550,308	$ 1,506,949
Ratios to average net assets
Expenses [2]	0.45%	0.45%	0.48%	0.44%	0.43%
Net investment income	0.65%	1.26%	2.85%	5.77%	4.67%

1.  Year ended February 29.

2.  The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

Institutional U.S. Government Money Market Fund

Year Ended February 28,
INSTITUTIONAL SERVICE SHARES	2004 [1]	2003	2002	2001	2000 [2]
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from investment operations
Net investment income	0.007	0.013	0.030	0.059	0.021
Distributions to shareholders from
Net investment income	- 0.007	- 0.013	- 0.030	- 0.059	- 0.021
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return	0.69%	1.26%	3.00%	6.04%	2.11%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 172,304	$ 239,264	$ 207,397	$ 127,569	$ 8
Ratios to average net assets
Expenses [3]	0.47%	0.46%	0.45%	0.45%	0.48%[4]
Net investment income	0.67%	1.28%	2.94%	5.91%	4.59%[4]

1.  Year ended February 29.

2.  For the period from October 1, 1999 (commencement of class operations), to February 29, 2000.

3.  The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

4.  Annualized

Prime Cash Management Money Market Fund

Year Ended
INSTITUTIONAL SERVICE SHARES	February 29, 2004 [1]
Net asset value, beginning of period	$ 1.00
Income from investment operations
Net investment income	0.005

Distributions to shareholders from
Net investment income	- 0.005

Net asset value, end of period	$ 1.00
Total return	0.47%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 115,373
Ratios to average net assets
Expenses [2]	0.49%[3]
Net investment income	0.67%[3]

1.  For the period from June 13, 2003 (commencement of class operations), to February 29, 2004.

2.  The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

3.  Annualized

OTHER FUND PRACTICES

Taxable securities in which Institutional Municipal Money Market Fund may invest on a short-term basis include obligations of the U.S. government, its agencies or instrumentalities, including repurchase agreements with banks or securities dealers involving such securities; time deposits maturing in not more than seven days; other debt securities rated within the two highest rating categories by any nationally recognized statistical ratings organization; commercial paper rated in the highest grade by Moody's Investors Service, Inc. or Standard & Poor's Ratings Services; and certificates of deposit issued by U.S. branches of U.S. banks with assets of $1 billion or more.

Please consult the SAI for more information regarding these and other investment practices used by the Funds, including risks.

Evergreen Express Line

Call 1.800.346.3858

24 hours a day to

  check your account
  order a statement
  get a Fund’s current price, yield and total return
  buy, redeem or exchange Fund shares

Shareholder/Investor Services

Call 1.800.343.2898 (or 1.800.847.5397 for clients with more than $1 million in assets)

Monday-Friday, 8 a.m. to 6 p.m. Eastern time to

  buy, redeem or exchange Fund shares
  order applications
  get assistance with your account
  obtain a Fund's current yield information

Information Line for Hearing and Speech Impaired (TTY/TDD)

Call 1.800.343.2888

Monday-Friday, 8 a.m. to 6 p.m. Eastern time

Write us a letter

•  Evergreen Investments

•  P.O. Box 8400

•  Boston, MA 02266-8400

  to buy, redeem or exchange Fund shares
  to change the registration on your account
  for general correspondence

For express, registered or certified mail

•  Evergreen Investments

•  66 Brooks Drive, Suite 8400

•  Braintree, MA 02184-3800

Visit us on-line

•  EvergreenInvestments.com

Regular communications you will receive
Account Statements— You will receive quarterly statements for each Fund you invest in. Please review and promptly notify Evergreen funds of any inaccuracies.

Confirmation Notices— A confirmation of your transaction is sent within five days. Please review and promptly notify Evergreen funds of any inaccuracies.

Annual and Semi-annual Reports— You will receive a detailed financial report on each Fund you invest in twice a year.

Tax Forms— Each January you will receive any Fund tax information you need to complete your tax returns.

For More Information About the Evergreen Institutional Money Market Funds, Ask for:

  Each Fund's most recent Annual or Semi-annual Report, which contains a complete financial accounting for each Fund and a complete list of each Fund's portfolio holdings as of a specific date, as well as commentary from each Fund’s portfolio managers. These reports discuss the market conditions and investment strategies that significantly affected the Funds' performance during the most recent fiscal year or period.
  The Statement of Additional Information (SAI), which contains more detailed information about the policies and procedures of the Funds. The SAI has been filed with the Securities and Exchange Commission (SEC) and its contents are legally considered to be part of this prospectus.

For questions, other information, or to request a copy, without charge, of any of the documents, call 1.800.343.2898 or ask your investment professional. We will mail material within three business days. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at EvergreenInvestments.com.

Information about these Funds (including the SAI) is also available on the SEC's Internet website at http://www.sec.gov. Copies of this material may be obtained, for a duplication fee, by writing the SEC Public Reference Section, Washington D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov. This material can also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, call the SEC at 1.202.942.8090.

•  Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.,

•  200 Berkeley Street, Boston, MA 02116-5034. 539893 RV10 (7/04)

SEC File No.: 811-08405

•  Evergreen Investments

•  200 Berkeley Street

•  Boston, MA 02116-5034

EVERGREEN SELECT MONEY MARKET TRUST

PART A

PROSPECTUS

INVESTOR SHARES

Prospectus, July 1, 2004

Evergreen
Institutional Money Market Funds

Evergreen Institutional Money Market Fund
Evergreen Institutional Municipal Money Market Fund
Evergreen Institutional Treasury Money Market Fund
Evergreen Institutional U.S. Government Money Market Fund
Evergreen Prime Cash Management Money Market Fund
Investor shares

The Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. Anyone who tells you otherwise is committing a crime.

FUND RISK/RETURN SUMMARIES:

Overview of Fund Risks
Evergreen Institutional Money Market Fund
Evergreen Institutional Municipal Money Market Fund
Evergreen Institutional Treasury Money Market Fund
Evergreen Institutional U.S. Government Money Market Fund
Evergreen Prime Cash Management Money Market Fund

GENERAL INFORMATION:

The Funds' Investment Advisor
Calculating the Share Price
How to Choose an Evergreen Fund
How to Buy Shares (Institutional Municipal Money Market Fund)
How to Buy Shares (Institutional Money Market Fund, Institutional Treasury Money Market Fund, Institutional U.S. Government Money Market Fund and Prime Cash Management Money Market Fund)
How to Redeem Shares (Institutional Municipal Money Market Fund)
How to Redeem Shares (Institutional Money Market Fund, Institutional Treasury Money Market Fund, Institutional U.S. Government Money Market Fund and Prime Cash Management Money Market Fund)
Other Services
The Tax Consequences of Investing in the Funds
Fees and Expenses of the Funds
Financial Highlights
Other Fund Practices

In general,

the Funds included in this prospectus provide investors with a selection of investment alternatives which seek a high rate of current income consistent with stability of principal and liquidity. Evergreen Institutional Municipal Money Market Fund also seeks current income which is exempt from regular federal income tax.

Fund Summaries Key

Each Fund's summary is organized around the following basic topics and questions:

INVESTMENT GOAL

What is the Fund's financial objective? You can find clarification on how the Fund seeks to achieve its objective by looking at the Fund's strategy and investment policies. The Fund's Board of Trustees can change the investment objective without a shareholder vote.

INVESTMENT STRATEGY

How does the Fund go about trying to meet its goals? What types of investments does it contain? What style of investing and investment philosophy does it follow? Does it have limits on the amount invested in any particular type of security?

RISK FACTORS

What are the specific risks for an investor in the Fund?

PERFORMANCE

How well has the Fund performed in the past year? The past five years? The past ten years?

EXPENSES

How much does it cost to invest in the Fund?

Overview of Fund Risks

Institutional Money Market Funds

typically rely on a combination of the following strategies:

  maintaining $1.00 per share net asset value;
  investing in high quality, short-term money market instruments, including U.S. government securities;
  investing in compliance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments; and
  selling a portfolio investment: i) when the issuer's investment fundamentals begin to deteriorate; ii) to take advantage of more attractive yield opportunities; iii) when the investment no longer appears to meet the Fund's investment objective; iv) when the Fund must meet redemptions; or v) for other investment reasons which a portfolio manager deems necessary.

may be appropriate for investors who:

  are seeking a conservative investment which invests in relatively safe securities;
  are seeking a fund for short-term investment; and
  are seeking liquidity.

Following this overview, you will find information on each Fund's specific investment strategies and risks.

Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

Risk Factors For All Mutual Funds

Please remember that an investment in a mutual fund is:

  not guaranteed to achieve its investment goal;
  not a deposit with a bank;
  not insured, endorsed or guaranteed by the FDIC or any government agency; and
  subject to investment risks.

The following are some of the most important factors that may affect the value of your investment. Other factors may be described in the discussion following this overview:

Interest Rate Risk

When interest rates go up, the value of debt securities tends to fall. Since the Fund invests a significant portion of its portfolio in debt securities, if interest rates rise, then the value of the Fund's investments in debt securities and its yield may decline. If interest rates go down, interest earned by the Fund on its debt investments may also decline, which could cause the Fund to reduce the dividends it pays. The longer the term of a debt security held by the Fund, the more the Fund is subject to interest rate risk.

Credit Risk

The value of a debt security is directly affected by the issuer's ability to repay principal and pay interest on time. Since the Fund invests in debt securities, the value of the Fund's investments in debt securities and its yield may decline if an issuer fails to pay an obligation on a timely basis. The Fund may also be subject to credit risk to the extent it engages in transactions, such as repurchase agreements, which involve a promise by a third party to honor an obligation to the Fund. Such third party may be unwilling or unable to honor its financial obligations.

Institutional Money Market Fund

FUND FACTS:

Goals:

•  Current Income

•  Preservation of Capital

•  Liquidity

Principal Investment:

•  Money Market Instruments

Class of Shares Offered in this Prospectus:

•  Investor

Investment Advisor:

•  Evergreen
Investment
Management
Company, LLC

NASDAQ Symbol:

•  EMNXX

Dividend Payment Schedule:

•  Monthly

INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income as is consistent with preserving capital and providing liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the ''Overview of Fund Risks'' on page 1.

The Fund invests principally in money market securities including short-term corporate debt obligations (such as fixed, variable or floating rate securities), certificates of deposit and bankers' acceptances, commercial paper, municipal securities and repurchase agreements determined to present minimal credit risk.

In addition, the Fund may invest in U.S. Treasury obligations and short-term securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The Fund may invest up to 30% of its assets in bank certificates of deposit and bankers' acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks. The Fund may also invest in bank obligations.

The portfolio managers focus primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund will invest in securities of shorter maturities. If interest rates are high, the Fund will generally invest in securities with longer maturities; however, the Fund will not acquire any security with a remaining maturity of greater than 397 days.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the ''Overview of Fund Risks'' on page 1 under the headings:

  Interest Rate Risk
  Credit Risk

In addition to interest rate risk and credit risk, the Fund is subject to risks associated with obligations of the Inter-American Development Bank and the World Bank (formerly known as the International Bank for Reconstruction and Development). Because these banks are supported only by appropriated but unpaid commitments of member countries, there is no assurance that the commitments will be undertaken in the future.

If the Fund invests in bank certificates of deposit and bankers’ acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks, it could be exposed to certain unique risks of foreign investing. For example, political turmoil and economic instability in the countries in which the Fund invests could adversely affect the dividend yield, total return earned on and the value of your investment. Certain foreign countries have less developed and less regulated banking systems and accounting systems than the U.S.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Investor shares of the Fund in each full calendar year since 11/19/1996. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Investor Shares (%) 1

1994	1995	1996	1997	1998	1999	2000	2001	2002	2003
			5.70	5.63	5.25	6.46	4.19	1.76	1.00

Best Quarter:	4th Quarter 2000	+ 1.66%[1]
Worst Quarter:	4th Quarter 2003	+ 0.22%
Year-to-date total return as of 3/31/2004 is +0.22%.

The next table lists the Fund’s average annual total return for Investor shares over the past one and five years and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(for the period ended 12/31/2003) 1

	Inception Date of Class	1 year	5 year	10 year	Performance Since 11/19/1996
Investor	5/1/2001	1.00%	3.71%	N/A	4.29%

1.  Historical performance shown for Investor shares prior to their inception is based on the performance of Institutional shares, the original class offered. Institutional shares are not offered in this prospectus. These historical returns for Investor shares have not been adjusted to reflect the effect of the class’ 12b-1 fee. These fees are 0.10% for Investor shares. Institutional shares pay no 12b-1 fee. If these fees had been reflected, returns would have been lower.

To obtain current yield information call 1.800.343.2898. Clients with more than $1 million in assets should call 1.800.847.5397.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 2/29/2004.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Investor
Management Fees	0.11%
12b-1 Fees	0.10%
Other Expenses	0.10%
Total Fund Operating Expenses	0.31%

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

After:	Investor
1 year	$ 32
3 years	$ 100
5 years	$ 174
10 years	$ 393

Institutional Municipal Money Market Fund

FUND FACTS:

Goals:

•  High Current Income Exempt from Regular Federal Income Tax

•  Preservation of Capital

•  Liquidity

Principal Investment:

•  Municipal Money Market Securities

Class of Shares Offered in this Prospectus:

•  Investor

Investment Advisor:

•  Evergreen
Investment
Management
Company, LLC

NASDAQ Symbol:

•  EINXX

Dividend Payment Schedule:

•  Monthly

INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income exempt from regular federal income tax, as is consistent with preserving capital and providing liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the ''Overview of Fund Risks'' on page 1.

The Fund invests at least 80% of its assets in municipal money market securities (including fixed, variable or floating rate general obligation and revenue bonds; tax, bond and revenue anticipation notes; and commercial paper obligations), the interest from which is exempt from federal income tax, other than the alternative minimum tax.

The Fund invests in municipal money market securities determined to present minimal credit risk and issued by any U.S. state, the District of Columbia and their political subdivisions. The Fund also invests in tender option bonds, which are demand obligations that bear interest at the prevailing short-term, tax-exempt rate. In determining which securities to purchase for the portfolio, the portfolio managers focus on the supply and demand of the security in the market place as well as the current interest rate environment.

The Fund may temporarily invest up to 20% of its assets in high quality, short-term taxable securities under one or more of the following circumstances: (a) pending investment of proceeds from the sale of Fund shares or portfolio securities; (b) pending settlement of purchases of portfolio securities; and (c) to maintain liquidity for the purpose of meeting anticipated redemptions. However, the Fund may temporarily invest up to 100% of its assets in taxable securities for defensive purposes, which may result in the Fund not achieving its investment objective.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the ''Overview of Fund Risks'' on page 1 under the headings:

  Interest Rate Risk
  Credit Risk

Because the taxable money market is a broader and more liquid market and has a greater number of investors, issuers and market makers than the market for short-term, tax-exempt municipal securities, the liquidity of the Fund may not be equal to that of a money market fund which invests exclusively in short-term taxable money market instruments. The more limited marketability of short-term, tax-exempt municipal securities may make it difficult in certain circumstances to dispose of large investments advantageously.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Investor shares of the Fund in each full calendar year since 11/20/1996. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Investor Shares (%) 1

1994	1995	1996	1997	1998	1999	2000	2001	2002	2003
			3.66	3.61	3.39	4.33	2.84	1.46	0.95

Best Quarter:	2nd Quarter 2000	+ 1.13%[1]
Worst Quarter:	3rd Quarter 2003	+ 0.19%
Year-to-date total return as of 3/31/2004 is +0.20%.

The next table lists the Fund’s average annual total return for Investor shares over the past one and five years and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(for the period ended 12/31/2003) 1

	Inception Date of Class	1 year	5 year	10 year	Performance Since 11/20/1996
Investor	5/1/2001	0.95%	2.58%	N/A	2.89%

1.  Historical performance shown for Investor shares prior to their inception is based on the performance of Institutional shares, the original class offered. Institutional shares are not offered in this prospectus. These historical returns for Investor shares have not been adjusted to reflect the effect of the class’ 12b-1 fee. These fees are 0.10% for Investor shares. Institutional shares pay no 12b-1 fee. If these fees had been reflected, returns would have been lower.

To obtain current yield information call 1.800.343.2898. Clients with more than $1 million in assets should call 1.800.847.5397.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 2/29/2004.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Investor
Management Fees	0.11%
12b-1 Fees	0.10%
Other Expenses	0.11%
Total Fund Operating Expenses	0.32%

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

After:	Investor
1 year	$ 33
3 years	$ 103
5 years	$ 180
10 years	$ 406

Institutional Treasury Money Market Fund

FUND FACTS:

Goals:

•  Stability of Principal

•  Current Income

•  Liquidity

Principal Investments:

•  Short-term U.S. Treasury Obligations

•  Repurchase Agreements backed by Short-term U.S. Treasury Obligations

Class of Shares Offered in this Prospectus:

•  Investor

Investment Advisor:

•  Evergreen
Investment
Management
Company, LLC

NASDAQ Symbol:

•  ENTXX

Dividend Payment Schedule:

•  Monthly

INVESTMENT GOAL

The Fund seeks to maintain stability of principal while earning current income and providing liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the ''Overview of Fund Risks'' on page 1.

The Fund will normally invest at least 80% of its assets in short-term U.S. Treasury obligations and repurchase agreements backed by such obligations. U.S. Treasury securities are guaranteed as to principal and interest, and supported by the full faith and credit of the U.S. government.

The Fund maintains an average dollar-weighted maturity of 60 days or less.

The portfolio managers focus primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund will invest in securities of shorter maturities. If interest rates are high, the Fund will generally invest in securities with longer maturities; however, the Fund will not acquire any security with a remaining maturity of greater than 397 days.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the ''Overview of Fund Risks'' on page 1 under the headings:

  Interest Rate Risk
  Credit Risk

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Investor shares of the Fund in each full calendar year since 11/20/1996. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Investor Shares (%) 1

1994	1995	1996	1997	1998	1999	2000	2001	2002	2003
			5.49	5.37	4.92	6.16	3.77	1.57	0.85

Best Quarter:	4th Quarter 2000	+ 1.60%[1]
Worst Quarter:	4th Quarter 2003	+ 0.18%
Year-to-date total return as of 3/31/2004 is +0.18%.

The next table lists the Fund’s average annual total return for Investor shares over the past one and five years and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(for the period ended 12/31/2003) 1

	Inception Date of Class	1 year	5 year	10 year	Performance Since 11/20/1996
Investor	5/1/2001	0.85%	3.43%	N/A	4.03%

1.  Historical performance shown for Investor shares prior to their inception is based on the performance of Institutional shares, the original class offered. Institutional shares are not offered in this prospectus. These historical returns for Investor shares have not been adjusted to reflect the effect of the class’ 12b-1 fee. These fees are 0.10% for Investor shares. Institutional shares pay no 12b-1 fee. If these fees had been reflected, returns would have been lower.

To obtain current yield information call 1.800.343.2898. Clients with more than $1 million in assets should call 1.800.847.5397.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 2/29/2004.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Investor
Management Fees	0.11%
12b-1 Fees	0.10%
Other Expenses	0.09%
Total Fund Operating Expenses	0.30%

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

After:	Investor
1 year	$ 31
3 years	$ 97
5 years	$ 169
10 years	$ 381

Institutional U.S. Government Money Market Fund

FUND FACTS:

Goals:

•  Current Income

•  Preservation of Capital

•  Liquidity

Principal Investment:

•  Short-term U.S. Government Securities

Class of Shares Offered in this Prospectus:

•  Investor

Investment Advisor:

•  Evergreen
Investment
Management
Company, LLC

NASDAQ Symbol:

•  EGNXX

Dividend Payment Schedule:

•  Monthly

INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income as is consistent with preserving capital and maintaining liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the ''Overview of Fund Risks'' on page 1.

The Fund will normally invest at least 80% of its assets in U.S. government issued money market securities, which are high quality, short-term securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements backed by such securities.

The portfolio managers focus primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund will invest in securities of shorter maturities. If interest rates are high, the Fund will generally invest in securities with longer maturities; however, the Fund will not acquire any security with a remaining maturity of greater than 397 days.

The debt instruments issued and/or guaranteed by the U.S. government, its agencies, or instrumentalities, in which the Fund invests, typically includes mortgage-backed securities, asset-backed securities, and collateralized mortgage obligations (CMOs) issued by the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC). Securities issued by GNMA, but not those issued by FNMA or FHLMC, are backed by the full faith and credit of the U.S. government. Securities issued by FNMA or FHLMC, although chartered or sponsored by Congress, are not funded by congressional appropriations and the securities issued by them are neither guaranteed nor insured by the U.S. government. In general, securities issued by U.S. government-sponsored entities are neither insured nor guaranteed by the U.S. Treasury.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the ''Overview of Fund Risks'' on page 1 under the headings:

  Interest Rate Risk
  Credit Risk

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Investor shares of the Fund in each full calendar year since 10/1/1999. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Investor Shares (%) 1

1994	1995	1996	1997	1998	1999	2000	2001	2002	2003
						6.30	3.83	1.52	0.88

Best Quarter:	4th Quarter 2000	+ 1.62%[1]
Worst Quarter:	3rd Quarter 2003	+ 0.19%
Year-to-date total return as of 3/31/2004 is +0.19%.

The next table lists the Fund’s average annual total return for Investor shares over the past year and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(for the period ended 12/31/2003) 1

	Inception Date of Class	1 year	5 year	10 year	Performance Since 10/1/1999
Investor	5/1/2001	0.88%	N/A	N/A	3.24%

1.  Historical performance shown for Investor shares prior to their inception is based on the performance of Institutional shares, the original class offered. Institutional shares are not offered in this prospectus. These historical returns for Investor shares have not been adjusted to reflect the effect of the class’ 12b-1 fee. These fees are 0.10% for Investor shares. Institutional shares pay no 12b-1 fee. If these fees had been reflected, returns would have been lower.

To obtain current yield information call 1.800.343.2898. Clients with more than $1 million in assets should call 1.800.847.5397.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 2/29/2004.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Investor
Management Fees	0.12%
12b-1 Fees	0.10%
Other Expenses	0.10%
Total Fund Operating Expenses	0.32%

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

After:	Investor
1 year	$ 33
3 years	$ 103
5 years	$ 180
10 years	$ 406

Prime Cash Management Money Market Fund

FUND FACTS:

Goals:

•  Current Income

•  Stability of Principal

•  Liquidity

Principal Investment:

•  Money Market Instruments

Class of Shares Offered in this Prospectus:

•  Investor

Investment Advisor:

•  Evergreen
Investment
Management
Company, LLC

NASDAQ Symbol:

•  ESNXX

Dividend Payment Schedule:

•  Monthly

INVESTMENT GOAL

The Fund seeks to provide current income consistent with stability of principal and liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the ''Overview of Fund Risks'' on page 1.

The Fund invests principally in money market instruments (high quality, short-term debt securities), which include notes, bonds, debentures, commercial paper, interests in bank loans to companies, certificates of deposit, bankers’ acceptances and repurchase agreements determined to present minimal credit risk. In addition, the Fund may invest in U.S. Treasury obligations.

The portfolio manager focuses on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund will invest in securities of shorter maturities. If interest rates are high, the Fund will generally invest in securities with longer maturities; however, the Fund will not acquire any security with a remaining maturity of greater than 397 days.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the ''Overview of Fund Risks'' on page 1 under the headings:

  Interest Rate Risk
  Credit Risk

If the Fund invests in bank certificates of deposit and bankers’ acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks, it could be exposed to certain unique risks of foreign investing. For example, political turmoil and economic instability in the countries in which the Fund invests could adversely affect the dividend yield, total return earned on and the value of your investment. Certain foreign countries have less developed and less regulated banking systems and accounting systems than the U.S.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Investor shares of the Fund in each of the last ten calendar years. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Investor Shares (%) 1

1994	1995	1996	1997	1998	1999	2000	2001	2002	2003
4.24	5.96	5.42	5.57	5.49	5.11	6.43	4.21	1.75	1.01

Best Quarter:	4th Quarter 2000	+ 1.65%[1]
Worst Quarter:	4th Quarter 2003	+ 0.20%
Year-to-date total return as of 3/31/2004 is +0.20%.

The next table lists the Fund’s average annual total return for Investor shares over the past one, five and ten years and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(for the period ended 12/31/2003) 1

	Inception Date of Class	1 year	5 year	10 year	Performance Since 12/2/1993
Investor	6/13/2003	1.01%	3.68%	4.50%	4.49%

1.  Historical performance shown for Investor shares prior to their inception is based on the performance of Institutional shares. Historical performance for Institutional shares, prior to 6/10/2002, is based on the performance of Institutional shares of the Fund's predecessor fund, Wachovia Prime Cash Management Fund. Institutional shares are not offered in this prospectus. These historical returns for Investor shares have not been adjusted to reflect the effect of the class’ 12b-1 fee. These fees are 0.10% for Investor shares. Institutional shares pay no 12b-1 fee. If these fees had been reflected, returns would have been lower.

To obtain current yield information call 1.800.343.2898. Clients with more than $1 million in assets should call 1.800.847.5397.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 2/29/2004.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Investor
Management Fees [2]	0.20%
12b-1 Fees	0.10%
Other Expenses	0.11%
Total Fund Operating Expenses [3]	0.41%

2.  These fees have been restated to reflect current fees.

3.  The Fund's investment advisor may voluntarily waive its fees and/or reimburse the Fund for certain of its expenses in order to reduce expense ratios. Amounts waived and/or reimbursed may be recouped up to a period of three years following the end of the fiscal year in which the fee waivers and/or expense reimbursements were made. The Fund's investment advisor may cease these voluntary waivers and/or reimbursements at any time. The Annual Fund Operating Expenses listed above do not reflect voluntary fee waivers and/or expense reimbursements. Including current voluntary fee waivers and/or expense reimbursements, Total Fund Operating Expenses were 0.32% for Investor shares.

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The examples assume a 5% average annual return, the imposition of any fee waivers or expense reimbursements in effect for the periods described above and that you reinvest all of your dividends and distributions. Your actual costs may be higher or lower.

Example of Fund Expenses

After:	Investor
1 year	$ 42
3 years	$ 132
5 years	$ 230
10 years	$ 518

THE FUNDS' INVESTMENT ADVISOR

An investment advisor manages a fund's investments and supervises its daily business affairs. The investment advisor for the Evergreen funds is a subsidiary of Wachovia Corporation (Wachovia), the fourth largest bank holding company in the United States, with over $401 billion in consolidated assets as of 12/31/2003. Wachovia is located at 301 South College Street, Charlotte, North Carolina 28288-0013.

Evergreen Investment Management Company, LLC (EIMC)is the investment advisor to the Funds. EIMC has been managing mutual funds and private accounts since 1932 and managed over $109.4 billion in assets for the Evergreen funds as of 12/31/2003. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

For the fiscal year ended 2/29/2004, the aggregate advisory fee paid to EIMC by each Fund was as follows:

Fund	% of the Fund's average daily net assets
Institutional Money Market Fund	0.11%
Institutional Municipal Money Market Fund	0.11%
Institutional Treasury Money Market Fund	0.11%
Institutional U.S. Government Money Market Fund	0.12%
Prime Cash Management Money Market Fund	0.11%

CALCULATING THE SHARE PRICE

The value of one share of a Fund, also known as the net asset value, or NAV, is calculated by adding up the Fund's total assets, subtracting all liabilities, then dividing the result by the total number of shares outstanding. For Institutional Municipal Money Market Fund, the NAV is calculated at 4 p.m. Eastern time, on each day the New York Stock Exchange is open or as of the time the Exchange closes, if earlier. For Institutional Money Market Fund, Institutional Treasury Money Market Fund, Institutional U.S. Government Money Market Fund and Prime Cash Management Money Market Fund, the NAV is calculated at 5 p.m. Eastern time on each day the New York Stock Exchange is open or as of the time the Exchange closes, if earlier. The NAV of each class of shares is calculated separately.

The price per share you pay for a Fund purchase or the amount you receive for a Fund redemption is based on the next price calculated after the order is received and all required information is provided. The value of your account at any given time is the latest share price multiplied by the number of shares you own. The Funds seek to maintain a constant NAV of $1.00 per share.

Each security held by a Fund is valued on an amortized cost basis according to Rule 2a-7 under the Investment Company Act of 1940. Under this method of valuation, a security is initially valued at its acquisition cost, and thereafter a constant straightline amortization of any discount or premium is assumed each day regardless of the impact of fluctuating interest rates on the market value of the security.

Shareholders whose purchase of shares of a Fund is accepted at or before 12 Noon Eastern time for Institutional Municipal Money Market Fund; and at or before 5 p.m. Eastern time for Institutional Money Market Fund, Institutional Treasury Money Market Fund, Institutional U.S. Government Money Market Fund and Prime Cash Management Money Market Fund, on any day the market is open, except in those cases where the market closes earlier, will receive the dividend declared by the Fund for that day. Shareholders whose purchase of shares is accepted after the times noted above will begin earning dividends on the next business day after the Fund accepts their order.

Closing market prices for foreign securities in particular may not reflect current value as of the time the Fund values its shares. Many foreign markets close substantially before 4:00 p.m. Eastern time, and events occurring after such close may materially affect the value of securities traded in those markets. To address this, the Funds’ fair value pricing policies provide for valuing foreign securities at fair value if an event or development has occurred subsequent to the close of the foreign market that would materially affect the value of the security. Substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. Under the Funds’ fair value pricing policies, the values of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold. As a result of the foregoing, it is possible that fair value prices will be used by the Funds to a significant extent.

HOW TO CHOOSE AN EVERGREEN FUND

When choosing an Evergreen fund, you should:

  Most importantly, read the prospectus to see if the Fund is suitable for you.
  Consider talking to an investment professional. He or she is qualified to give you investment advice based on your investment goals and financial situation and will be able to answer questions you may have after reading the Fund's prospectus. He or she can also assist you through all phases of opening your account.
  Request any additional information you want about the Fund, such as the Statement of Additional Information (SAI), Annual Report or Semi-annual Report by calling 1.800.343.2898. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at EvergreenInvestments.com.

After choosing a Fund, you select a share class. The Funds offer Investor shares in this prospectus.

Investor shares are sold without a front-end or deferred sales charge. The minimum initial investment is $1 million, which may be waived in certain situations. There is no minimum amount required for subsequent purchases.

Institutional investors may buy shares through broker-dealers, banks and certain other financial intermediaries, or directly through the Fund’s distributor, Evergreen Investment Services, Inc. (EIS).

Short-Term Trading Policy

Excessive short-term trading in a Fund’s shares by investors can be detrimental to the interests of long-term shareholders. Excessive short-term trading may disrupt portfolio management of the Fund, harm Fund performance, create transaction and other administrative costs that are borne by all shareholders and, ultimately, result in a dilution of or otherwise negatively impact the value of the Fund’s shares.

To limit the negative effects on the Fund of short-term trading, the Fund has adopted certain restrictions on trading by investors. Investors are limited to three “round trip” exchanges per calendar quarter and five “round trip” exchanges per calendar year. A “round trip” exchange occurs when an investor exchanges from one fund to another fund and back to the original fund. In addition, the Fund reserves the right to reject any purchase or exchange, and to terminate an investor’s investment or exchange privileges, if the Fund determines in its sole discretion that the trading activity by the investor may be materially detrimental to the interests of long-term shareholders. The Fund may reject purchases or exchanges, or terminate investment or exchange privileges, even if the investor has not exceeded the three-per-quarter/five-per-year limits described above. In considering whether trading activity may be materially detrimental to the interests of long-term shareholders, the Fund considers a number of factors such as the frequency of trading by the investor, the amount involved in the investor’s trades, and the length of time the investment is held, along with other factors.

The Evergreen funds attempt to enforce the foregoing trading restrictions by monitoring purchases, sales and exchanges on a daily basis. However, there are certain limitations on the Fund's ability to detect and prevent trading that would violate these restrictions. For example, while the Fund has access to trading information relating to investors who trade and hold their shares directly with the Fund, the Fund may not have access to such information for investors who trade through financial intermediaries such as broker/dealers and financial advisors or through retirement plans. Certain financial intermediaries and retirement plans hold their shares or those of their clients through omnibus accounts maintained with the Fund. In the case of omnibus accounts, the Fund does not have access to information regarding trading activity by individual investors, and therefore is unable to monitor for excessive short-term trading or violations of the Fund's trading restrictions. For these and other reasons, it is possible that excessive short-term trading or trading in violation of the Fund's trading restrictions may occur despite the Fund's efforts to prevent them.

HOW TO BUY SHARES
(Institutional Municipal Money Market Fund)

The Funds are intended for investment primarily by institutional customers, certain broker-dealers and other financial institutions. It is expected that the Funds may be particularly suitable for corporate cash managers, municipalities, or other public entities.

Purchase orders will be accepted for execution at the next NAV calculation time after the order is placed, provided that the order is properly submitted and received by Evergreen funds. The NAV calculation time for Institutional Municipal Money Market Fund is 4:00 p.m. Eastern time.

Purchase orders received after such time will be processed at the next day's NAV. A purchase order is considered properly submitted when the transfer agent has received proper notice of the order and federal funds have been received by Evergreen funds at the applicable fund's designated wire bank. All purchases must be made by Federal Funds Wire. Checks and Automated Clearing House System payments will not be accepted.

Method	Opening an Account	Adding to an Account
By Phone or Wire

  Call 1.800.343.2898 (or 1.800.847.5397 for clients with more than $1 million in assets) to set up an account number and get wiring instructions.
  Instruct your bank to wire or transfer your purchase (they may charge a wiring fee).
  Complete the account application and mail to:

Postal Service Address:

Evergreen Investments
P.O. Box 8400
Boston, MA 02266-8400

Overnight Address:

Evergreen Investments
66 Brooks Drive, Suite 8400
Braintree, MA 02184-3800

  Trades accepted after 12:00 Noon Eastern time for Institutional Municipal Money Market Fund on market trading days will receive dividends starting on the next market trading day. [1]

  Call 1.800.343.2898 (or 1.800.847.5397 for clients with more than $1 million in assets) between 8 a.m. and 6 p.m. Eastern time, on any business day to speak with an Evergreen funds service representative.
  If your bank account is set up on file, you can request Federal Funds Wire (offers immediate access to funds).

By Exchange

  You can make an additional investment by exchange from an existing Evergreen funds account by contacting your investment professional or by visiting our website at EvergreenInvestments.com. [2]
  You can only exchange shares from your account within the same class and under the same registration.
  There is no sales charge or redemption fee when exchanging funds within the Evergreen funds family.
  Orders placed before 4 p.m. Eastern time on market trading days will be processed at that day's closing share price. Orders placed after 4 p.m. Eastern time will be processed at the next market trading day's closing price. [1]
  "Round-trip" exchanges are limited to three per calendar quarter, but in no event more than five per calendar year.
  Exchanges between accounts which do not have identical ownership must be made in writing with a signature guarantee. (See "Exceptions: Redemption Requests That Require A Signature Guarantee" under How to Redeem Shares.)

1.  The Fund's shares may be made available through financial service firms which are also investment dealers and which have a service agreement with EIS. The Fund has approved the acceptance of purchase and repurchase request orders effective as of the time of their receipt by certain authorized financial intermediaries or their designees. The Evergreen funds reserve the right to adjust the closing time to coincide with an earlier closing of the market or due to other unusual circumstances. These financial service firms may charge transaction fees.

2.  Once you have authorized either the telephone exchange or redemption service, anyone with a Personal Identification Number (PIN) and the required account information (including your investment professional) can request a telephone transaction in your account. All calls are recorded and may be monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen funds reserve the right to terminate the exchange privilege of any shareholder who exceeds the listed maximum number of exchanges, as well as to reject any large dollar exchange or purchase if placing it would, in the judgment of the portfolio manager, adversely affect the price of the Fund.

HOW TO BUY SHARES
(Institutional Money Market Fund, Institutional Treasury Money Market Fund, Institutional U.S. Government Money Market Fund and Prime Cash Management Money Market Fund)

The Funds are intended for investment primarily by institutional customers, certain broker-dealers and other financial institutions. It is expected that the Funds may be particularly suitable for corporate cash managers, municipalities, or other public entities.

Purchase orders will be accepted for execution at the next NAV calculation time after the order is placed, provided that the order is properly submitted and received by Evergreen funds. The NAV calculation time for the Funds is 5:00 p.m. Eastern time.

Purchase orders received after such time will be processed at the next day's NAV. A purchase order is considered properly submitted when the transfer agent has received proper notice of the order and federal funds have been received by Evergreen funds at the applicable fund's designated wire bank. All purchases must be made by Federal Funds Wire. Checks and Automated Clearing House System payments will not be accepted.

Method	Opening an Account	Adding to an Account
By Phone or Wire

  Call 1.800.847.5397 to set up an account and get wiring instructions.
  Trades accepted after 5 p.m. Eastern time for Institutional Money Market Fund, Institutional Treasury Money Market Fund, Institutional U.S. Government Money Market Fund and Prime Cash Management Money Market Fund on market trading days will receive dividends starting on the next market trading day.
Call your investment professional or call Evergreen funds directly at 1.800.847.5397. [1]
By Exchange

  Complete an account application and mail to:

Postal Service Address:

Evergreen Investments
P.O. Box 8400
Boston, MA 02266-8400

Overnight Address:

Evergreen Investments
66 Brooks Drive, Suite 8400
Braintree, MA 02184-3800

  You can make an additional investment by exchange from your account in one or more of the Institutional Money Market Funds by contacting your investment professional. [2]
  You can only exchange shares within the same class of the Institutional Money Market Funds.
  There is no sales charge or redemption fee when exchanging funds within any of the Institutional Money Market Funds.
  Exchanges between accounts which do not have identical ownership must be made in writing with a signature guarantee. (See "Exceptions: Redemption Requests That Require A Signature Guarantee" under How to Redeem Shares.)

1.  Orders should be placed as early in the day as possible and advance notice of large purchase provided to Evergreen funds at 1.800.847.5397.

2.  Once you have authorized either the telephone exchange or redemption service, anyone with the required account information (including your investment professional) can request a telephone transaction in your account. All calls are recorded and may be monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen funds reserve the right to terminate the exchange privilege of any shareholder who exceeds the listed maximum number of exchanges, as well as to reject any large dollar exchange or purchase if placing it would, in the judgment of the portfolio manager, adversely affect the price of the Fund.

HOW TO REDEEM SHARES
(Institutional Municipal Money Market Fund)

Redemption orders will be processed at the next NAV calculation time after the order is placed, provided that the order is properly submitted and received by Evergreen funds. The NAV calculation time for Institutional Municipal Money Market Fund is 4:00 p.m. Eastern time.

Redemption orders received after such time will be processed at the next day's NAV. Payment for redeemed shares is normally made by Federal Funds Wire to the commercial bank designated on your account application. Redemption requests received in good order prior to 12 Noon Eastern time for Institutional Municipal Money Market Fund will be completed the same day.

You should place redemption requests as early in the day as possible and provide advance notice of large redemptions to Evergreen funds at 1.800.847.5397.

We offer you several convenient ways to redeem your shares in any of the Evergreen funds:

Methods	Requirements
Call Us

  Call 1.800.343.2898 (or 1.800.847.5397 for clients with more than $1 million in assets) between 8 a.m. and 6 p.m. Eastern time, on any business day, to speak with an Evergreen funds service representative.
  This service must be authorized ahead of time, and is only available for regular accounts. [1]
  All authorized requests made before 4 p.m. Eastern time on market trading days will be processed at that day's closing price. Requests made after 4 p.m. Eastern time will be processed the next market trading day. [2]
  We can either:
    wire the proceeds into your bank account (service charges may apply)
    electronically transmit the proceeds into your bank account via the Automated Clearing House service mail you a check.
  All telephone calls are recorded and may be monitored for your protection. We are not responsible for acting on telephone orders we believe are genuine.
  See "Exceptions: Redemption Requests That Require a Signature Guarantee" below for requests that must be made in writing with your signature guaranteed.

Write Us

  You can mail a redemption request to:

Postal Service Address:

Evergreen Investments
P.O. Box 8400
Boston, MA 02266-8400

Overnight Address:

Evergreen Investments
66 Brooks Drive, Suite 8400
Braintree, MA 02184-3800

  Your letter of instructions must:
    list the Fund name and the account number
    indicate the number of shares or dollar value you wish to redeem be signed by the registered owner(s).
  See "Exceptions: Redemption Requests That Require a Signature Guarantee" below for requests that must be signature guaranteed.

Redeem Your Shares in Person	You may also redeem your shares by contacting your investment professional or an Evergreen funds service representative. A fee may be charged for this service.

1.  Once you have authorized either the telephone exchange or redemption service, anyone with a Personal Identification Number (PIN) and the required account information (including your investment professional) can request a telephone transaction in your account. All calls are recorded and may be monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen funds reserve the right to terminate the exchange privilege of any shareholder who exceeds the listed maximum number of exchanges, as well as to reject any large dollar exchange or purchase if placing it would, in the judgment of the portfolio manager, adversely affect the price of the Fund.

2.  The Fund's shares may be made available through financial service firms which are also investment dealers and which have a service agreement with EIS. The Fund has approved the acceptance of purchase and repurchase request orders effective as of the time of their receipt by certain authorized financial intermediaries or their designees. The Evergreen funds reserve the right to adjust the closing time to coincide with an earlier closing of the market or due to other unusual circumstances. These financial service firms may charge transaction fees.

Timing of Proceeds

Normally, we will send your redemption proceeds on the next business day after we receive your request; however, we reserve the right to wait up to ten business days to redeem any investments made by check or Automated Clearing House transfer. We also reserve the right to redeem in kind, under certain circumstances, by paying you the proceeds of a redemption in securities rather than in cash, and to redeem the remaining amount in the account if your redemption brings the account balance below the initial minimum amount.

Exceptions: Redemption Requests That Require A Signature Guarantee

To protect you and the Evergreen funds against fraud, certain redemption requests must be made in writing with your signature guaranteed. A signature guarantee can be obtained at most banks and securities dealers. A notary public is not authorized to provide a signature guarantee. The following circumstances require signature guarantees:

  You want the proceeds transmitted into a bank account not listed on the account.
  You want the proceeds payable to anyone other than the registered owner(s) of the account.
  Either your address or the address of your bank account has been changed within 30 days.

Who Can Provide A Signature Guarantee:

  Commercial Bank
  Trust Company
  Savings Association
  Credit Union
  Member of a U.S. stock exchange

HOW TO REDEEM SHARES
(Institutional Money Market Fund, Institutional Treasury Money Market Fund, Institutional U.S. Government Money Market Fund and Prime Cash Management Money Market Fund)

Redemption orders will be processed at the next NAV calculation time after the order is placed, provided that the order is properly submitted and received by Evergreen funds. The NAV calculation time for the Funds is 5:00 p.m. Eastern time.

Redemption orders received after such times will be processed at the next day's NAV. Payment for redeemed shares is normally made by Federal Funds Wire to the commercial bank designated on your account application. Redemption requests received in good order prior to 5:00 p.m. Eastern time for the Funds will be completed the same day.

You should place redemption requests as early in the day as possible and provide advance notice of large redemptions to Evergreen funds at 1.800.847.5397.

Methods	Requirements
Call Us [1]

  Call your investment professional or call Evergreen funds directly at 1.800.847.5397 between 8 a.m. and 6 p.m. Eastern time, on any business day. [2]
  All telephone calls are recorded and may be monitored for your protection. We are not responsible for acting on telephone orders we believe are genuine.
  See "Exceptions: Redemption Requests That Require a Signature Guarantee" below for requests that must be made in writing with your signature guaranteed.

Write Us

  You can mail a redemption request to:

Postal Service Address:

Evergreen Investments
P.O. Box 8400
Boston, MA 02266-8400

Overnight Address:

Evergreen Investments
66 Brooks Drive, Suite 8400
Braintree, MA 02184-3800

  Your letter of instructions must:
    list the Fund name and the account number
    indicate the number of shares or dollar value you wish to redeem be signed by the registered owner(s).
  See "Exceptions: Redemption Requests That Require a Signature Guarantee" below for requests that must be signature guaranteed.

Redeem Your Shares in Person	You may also redeem your shares by contacting your investment professional. A fee may be charged for this service.

1.  Once you have authorized either the telephone exchange or redemption service, anyone with the required account information (including your investment professional) can request a telephone transaction in your account. All calls are recorded and may be monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen funds reserve the right to terminate the exchange privilege of any shareholder who exceeds the listed maximum number of exchanges, as well as to reject any large dollar exchange or purchase if placing it would, in the judgment of the portfolio manager, adversely affect the price of the Fund.

2.  The Fund's shares may be made available through financial service firms which are also investment dealers and which have a service agreement with EIS. The Fund has approved the acceptance of purchase and repurchase request orders effective as of the time of their receipt by certain authorized financial intermediaries or their designees. The Evergreen funds reserve the right to adjust the closing time to coincide with an earlier closing of the market or due to other unusual circumstances. These financial service firms may charge transaction fees.

Timing of Proceeds

Normally, we will send your redemption proceeds for orders received prior to the NAV calculation time via Federal Funds Wire on the same day. We also reserve the right to redeem in kind, under certain circumstances, by paying you the proceeds of a redemption in securities rather than in cash, and to redeem the remaining amount in the account if your redemption brings the account balance below the initial minimum amount.

Exceptions: Redemption Requests That Require A Signature Guarantee

To protect you and the Evergreen funds against fraud, certain redemption requests must be made in writing with your signature guaranteed. A signature guarantee can be obtained at most banks and securities dealers. A notary public is not authorized to provide a signature guarantee. The following circumstances require signature guarantees:

  You want the proceeds transmitted into a bank account not listed on the account.
  You want the proceeds payable to anyone other than the registered owner(s) of the account.
  Either your address or the address of your bank account has been changed within 30 days.

Who Can Provide A Signature Guarantee

  Commercial Bank
  Trust Company
  Savings Association
  Credit Union
  Member of a U.S. stock exchange

OTHER SERVICES

Automatic Reinvestment of Distributions

For the convenience of investors, all dividends and capital gains distributions are automatically reinvested, unless you request otherwise. Distributions can be made by check or electronic transfer through the Automated Clearing House to your bank account. The details of your dividends and other distributions will be included on your statement.

THE TAX CONSEQUENCES OF INVESTING
IN THE FUNDS

You will be taxed on fund distributions which may consist of dividends and capital gains. However, the sale of money market fund shares typically is not a tax reportable event because the net asset value of the shares generally would not change.

Fund Distributions

A mutual fund passes along to all of its shareholders the net income or profits it receives from its investments. The shareholders of the fund then pay any taxes due, whether they receive these distributions in cash or elect to have them reinvested. Institutional Municipal Money Market Fund expects that substantially all of its regular dividends will be exempt from federal income tax, other than the alternative minimum tax. Otherwise, the Funds will distribute two types of taxable income to you:

  Dividends. To the extent that regular dividends are derived from investment income that is not tax-exempt, or from short-term capital gains, you will have to include them in your federal taxable income. Each Fund pays a monthly dividend from the interest income it receives on securities in which it invests. Dividends are paid on shares for which proper payment has been received. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares of your account are redeemed, you will receive dividends payable up to the date of redemption with the proceeds of the redemption. Money market funds are not expected to pay dividends that qualify for the 15% rate of tax for individuals because all money market fund income is generally derived from interest and not dividend income.
  Capital Gains. When a mutual fund sells a security it owns for a profit, the result is a capital gain. The Funds generally distribute capital gains, if any, at least once a year, near the end of the calendar year. Short-term capital gains reflect securities held by the Fund for a year or less and are considered ordinary income just like dividends. Profits on securities held longer than 12 months are considered long-term capital gains when they are distributed to shareholders. Individual shareholders receiving such distributions are taxed at a maximum rate no higher than 15%.

Dividend and Capital Gain Reinvestment

Unless you choose otherwise on the account application, all dividends will be reinvested. Distribution checks that are returned and distribution checks that are uncashed when the shareholder has failed to respond to mailings from the shareholder servicing agent will automatically be reinvested. No interest will accrue on amounts represented by uncashed distribution or redemption checks. We will send you a statement each January with the federal tax status of dividends and distributions paid by the Fund during the previous calendar year.

Profits You Realize When You Redeem Shares

When you sell shares in a mutual fund, whether by redeeming or exchanging, you have created a taxable event. You must report any gain or loss on your tax return unless the transaction was entered into by a tax-deferred retirement plan. It is your responsibility to keep accurate records of your mutual fund transactions. You will need this information when you file your income tax return, since you must report any capital gain or loss you incur when you sell shares. Remember, an exchange is a purchase and a sale for tax purposes.

Tax Reporting

Evergreen Service Company, LLC provides you and the IRS with a tax statement of your dividend and capital gains distributions for each calendar year on Form 1099 DIV. Proceeds from a sale, except for money market transactions, are reported on Form 1099B. You must report these on your tax return. You could pay a penalty if you neglect to report them. You may obtain a copy of the Evergreen Service Company, LLC tax information guide at EvergreenInvestments.com. Please consult your tax advisor for further information regarding the federal, state and local tax consequences of an investment in a fund.

FEES AND EXPENSES OF THE FUNDS

Every mutual fund has fees and expenses that are assessed either directly or indirectly. This section describes each of those fees.

Management Fee

The management fee pays for the normal expenses of managing the Fund, including portfolio manager salaries, research costs, corporate overhead expenses and related expenses.

12b-1 Fees

The Trustees of the Evergreen Funds have approved a policy to assess annual 12b-1 fees of up to 0.75% of the Investor shares' average daily net assets. However, currently the 12b-1 fees are limited to 0.10% of the Investor shares' average daily net assets. These fees increase the cost of your investment. The purpose of the 12b-1 fees is to promote the sale of more shares of the Funds to the public. The Funds may use 12b-1 fees for advertising and marketing and as a "service fee" to broker-dealers, banks and other financial institutions for additional shareholder services and/or the maintenance of accounts.

Other Expenses

Other expenses include miscellaneous fees from affiliated and outside service providers. These may include legal, audit, custodial and safekeeping fees, the printing and mailing of reports and statements, automatic reinvestment of distributions and other conveniences for which the shareholder pays no transaction fees.

Total Fund Operating Expenses

The total cost of running the Fund is called the expense ratio. As a shareholder, you are not charged these fees directly; instead they are taken out before the Fund’s NAV is calculated, and are expressed as a percentage of the Fund’s average daily net assets. The effect of these fees is reflected in the performance results for that share class. Because these fees are not charged directly to your account, investors should examine them closely in the prospectus, especially when comparing one fund with another fund in the same investment category. There are three things to remember about expense ratios: (i) your total return in the Fund is reduced in direct proportion to the fees; (ii) expense ratios can vary greatly between funds and fund families, from under 0.25% to over 3.00%; and (iii) the Fund’s investment advisor may waive a portion of the Fund’s expenses for a period of time, reducing its expense ratio.

Recoupment of Previously Waived Expenses

From time to time, the Funds' investment advisor may voluntarily or contractually waive its fees and/or reimburse expenses in order to limit a Fund's operating expenses. The amount of any fees or expenses waived or reimbursed is subject to later recoupment by the investment advisor for a period of up to three fiscal years following the year in which the waiver or reimbursement occurred. For more complete information regarding the current status of any possible recoupment for previously waived or reimbursed fees, including the amount, please see each Fund's latest Annual or Semi-annual Report.

Additional Compensation to Financial Services Firms

EIMC or EIS has entered into revenue sharing arrangements under which EIMC or EIS, as the case may be, makes payments to financial services firms that are intended to provide incentives for the sale of shares of Evergreen funds or to compensate the intermediary for marketing or marketing support activities. Payments under these arrangements are made from EIMC’s or EIS’s resources, as the case may be, and are in addition to any front-end sales charges, up-front commissions, Rule 12b-1 fees or other payments made or incentives provided to the financial services firm. The amounts of these payments typically are calculated as a percentage of sales made to and/or assets held by customers of the financial services firm. Please contact your investment professional for more details regarding these arrangements. Please contact an Evergreen funds service representative for a listing of financial services firms with whom we have such arrangements.

FINANCIAL HIGHLIGHTS

This section looks in detail at the results for one share in the Investor share class of the Funds -- how much income it earned, how much of this income was passed along as a distribution and how much the return was reduced by expenses. The tables for each Fund have been derived from financial information audited by KPMG LLP, the Funds' independent auditors. For a more complete picture of the Funds' financial statements, please see each Fund's Annual Report as well as the SAI, which is available upon request.

Institutional Money Market Fund

Year Ended February 28,
INVESTOR SHARES	2004 [1]	2003	2002 [2]
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00
Income from investment operations
Net investment income	0.009	0.016	0.026
Distributions to shareholders from
Net investment income	- 0.009	- 0.016	- 0.026
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00
Total return	0.95%	1.65%	2.59%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 190,016	$ 252,560	$ 123,849
Ratios to average net assets
Expenses [3]	0.31%	0.31%	0.32%[4]
Net investment income	0.94%	1.59%	2.91%[4]

1.  Year ended February 29.

2.  For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

3.  The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

4.  Annualized

Institutional Municipal Money Market Fund

Year Ended February 28,
INVESTOR SHARES	2004 [1]	2003	2002 [2]
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00
Income from investment operations
Net investment income	0.009	0.014	0.018

Distributions to shareholders from
Net investment income	- 0.009	- 0.014	- 0.018

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00
Total return	0.91%	1.41%	1.81%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 142,411	$ 170,377	$ 6,240
Ratios to average net assets
Expenses [3]	0.32%	0.32%	0.35%[4]
Net investment income	0.90%	1.28%	2.04%[4]

1.  Year ended February 29.

2.  For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

3.  The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

4.  Annualized

Institutional Treasury Money Market Fund

Year Ended February 28,
INVESTOR SHARES	2004 [1]	2003	2002 [2]
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00
Income from investment operations
Net investment income	0.008	0.014	0.023
Distributions to shareholders from
Net investment income	- 0.008	- 0.014	- 0.023
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00
Total return	0.80%	1.45%	2.29%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 259,651	$ 158,831	$ 1,242
Ratios to average net assets
Expenses [3]	0.30%	0.30%	0.34%[4]
Net investment income	0.77%	1.40%	3.02%[4]

1.  Year ended February 29.

2.  For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

3.  The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

4.  Annualized

Institutional U.S. Government Money Market Fund

Year Ended February 28,
INVESTOR SHARES	2004 [1]	2003	2002 [2]
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00
Income from investment operations
Net investment income	0.008	0.014	0.023
Distributions to shareholders from
Net investment income	- 0.008	- 0.014	- 0.023
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00
Total return	0.84%	1.42%	2.35%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 9,622	$ 11,316	$ 1
Ratios to average net assets
Expenses [3]	0.31%	0.32%	0.30%[4]
Net investment income	0.80%	1.13%	2.90%[4]

1.  Year ended February 29.

2.  For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

3.  The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

4.  Annualized

Prime Cash Management Money Market Fund

Year Ended
INVESTOR SHARES	February 29, 2004 [1]
Net asset value, beginning of period	$ 1.00
Income from investment operations
Net investment income	0.006

Distributions to shareholders from
Net investment income	- 0.006
Net asset value, end of period	$ 1.00
Total return	0.57%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 42,113
Ratios to average net assets
Expenses [2]	0.33%[3]
Net investment income	0.81%[3]

1.  For the period from June 13, 2003 (commencement of class operations), to February 29, 2004.

2.  The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

3.  Annualized

OTHER FUND PRACTICES

Taxable securities in which Institutional Municipal Money Market Fund may invest on a short-term basis include obligations of the U.S. government, its agencies or instrumentalities, including repurchase agreements with banks or securities dealers involving such securities; time deposits maturing in not more than seven days; other debt securities rated within the two highest rating categories by any nationally recognized statistical ratings organization; commercial paper rated in the highest grade by Moody's Investors Service, Inc. or Standard & Poor's Ratings Services; and certificates of deposit issued by U.S. branches of U.S. banks with assets of $1 billion or more.

Please consult the SAI for more information regarding these and other investment practices used by the Funds, including risks.

Evergreen Express Line

Call 1.800.346.3858

24 hours a day to

  check your account
  order a statement
  get a Fund’s current price, yield and total return
  buy, redeem or exchange Fund shares

Shareholder/Investor Services

Call 1.800.343.2898 (or 1.800.847.5397 for clients with more than $1 million in assets)

Monday-Friday, 8 a.m. to 6 p.m. Eastern time to

  buy, redeem or exchange Fund shares
  order applications
  get assistance with your account
  obtain a Fund's current yield information

Information Line for Hearing and Speech Impaired (TTY/TDD)

Call 1.800.343.2888

Monday-Friday, 8 a.m. to 6 p.m. Eastern time

Write us a letter

•  Evergreen Investments

•  P.O. Box 8400

•  Boston, MA 02266-8400

  to buy, redeem or exchange Fund shares
  to change the registration on your account
  for general correspondence

For express, registered or certified mail

•  Evergreen Investments

•  66 Brooks Drive, Suite 8400

•  Braintree, MA 02184-3800

Visit us on-line

•  EvergreenInvestments.com

Regular communications you will receive
Account Statements— You will receive quarterly statements for each Fund you invest in. Please review and promptly notify Evergreen funds of any inaccuracies.

Confirmation Notices— A confirmation of your transaction is sent within five days. Please review and promptly notify Evergreen funds of any inaccuracies.

Annual and Semi-annual Reports— You will receive a detailed financial report on each Fund you invest in twice a year.

Tax Forms— Each January you will receive any Fund tax information you need to complete your tax returns.

For More Information About the Evergreen Institutional Money Market Funds, Ask for:

  Each Fund's most recent Annual or Semi-annual Report, which contains a complete financial accounting for each Fund and a complete list of each Fund's portfolio holdings as of a specific date, as well as commentary from each Fund’s portfolio managers. These reports discuss the market conditions and investment strategies that significantly affected the Funds' performance during the most recent fiscal year or period.
  The Statement of Additional Information (SAI), which contains more detailed information about the policies and procedures of the Funds. The SAI has been filed with the Securities and Exchange Commission (SEC) and its contents are legally considered to be part of this prospectus.

For questions, other information, or to request a copy, without charge, of any of the documents, call 1.800.343.2898 or ask your investment professional. We will mail material within three business days. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at EvergreenInvestments.com.

Information about these Funds (including the SAI) is also available on the SEC's Internet website at http://www.sec.gov. Copies of this material may be obtained, for a duplication fee, by writing the SEC Public Reference Section, Washington D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov. This material can also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, call the SEC at 1.202.942.8090.

•  Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.,

•  200 Berkeley Street, Boston, MA 02116-5034. 558065 RV4 (7/04)

SEC File No.: 811-08405

•  Evergreen Investments

•  200 Berkeley Street

•  Boston, MA 02116-5034

EVERGREEN SELECT MONEY MARKET TRUST

PART A

PROSPECTUS

PARTICIPANT SHARES

Prospectus, July 1, 2004

Evergreen
Institutional Money Market Funds

Evergreen Institutional Money Market Fund
Evergreen Institutional Municipal Money Market Fund
Evergreen Institutional Treasury Money Market Fund
Evergreen Institutional U.S. Government Money Market Fund
Evergreen Prime Cash Management Money Market Fund
Participant shares

The Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. Anyone who tells you otherwise is committing a crime.

FUND RISK/RETURN SUMMARIES:

Overview of Fund Risks
Evergreen Institutional Money Market Fund
Evergreen Institutional Municipal Money Market Fund
Evergreen Institutional Treasury Money Market Fund
Evergreen Institutional U.S. Government Money Market Fund
Evergreen Prime Cash Management Money Market Fund

GENERAL INFORMATION:

The Funds' Investment Advisor
Calculating the Share Price
How to Choose an Evergreen Fund
How to Buy Shares (Institutional Municipal Money Market Fund)
How to Buy Shares (Institutional Money Market Fund, Institutional Treasury Money Market Fund, Institutional U.S. Government Money Market Fund and Prime Cash Management Money Market Fund)
How to Redeem Shares (Institutional Municipal Money Market Fund)
How to Redeem Shares (Institutional Money Market Fund, Institutional Treasury Money Market Fund, Institutional U.S. Government Money Market Fund and Prime Cash Management Money Market Fund)
Other Services
The Tax Consequences of Investing in the Funds
Fees and Expenses of the Funds
Financial Highlights
Other Fund Practices

In general,

the Funds included in this prospectus provide investors with a selection of investment alternatives which seek a high rate of current income consistent with stability of principal and liquidity. Evergreen Institutional Municipal Money Market Fund also seeks current income which is exempt from regular federal income tax.

Fund Summaries Key

Each Fund's summary is organized around the following basic topics and questions:

INVESTMENT GOAL

What is the Fund's financial objective? You can find clarification on how the Fund seeks to achieve its objective by looking at the Fund's strategy and investment policies. The Fund's Board of Trustees can change the investment objective without a shareholder vote.

INVESTMENT STRATEGY

How does the Fund go about trying to meet its goals? What types of investments does it contain? What style of investing and investment philosophy does it follow? Does it have limits on the amount invested in any particular type of security?

RISK FACTORS

What are the specific risks for an investor in the Fund?

PERFORMANCE

How well has the Fund performed in the past year? The past five years? The past ten years?

EXPENSES

How much does it cost to invest in the Fund?

Overview of Fund Risks

Institutional Money Market Funds

typically rely on a combination of the following strategies:

  maintaining $1.00 per share net asset value;
  investing in high quality, short-term money market instruments, including U.S. government securities;
  investing in compliance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments; and
  selling a portfolio investment: i) when the issuer's investment fundamentals begin to deteriorate; ii) to take advantage of more attractive yield opportunities; iii) when the investment no longer appears to meet the Fund's investment objective; iv) when the Fund must meet redemptions; or v) for other investment reasons which a portfolio manager deems necessary.

may be appropriate for investors who:

  are seeking a conservative investment which invests in relatively safe securities;
  are seeking a fund for short-term investment; and
  are seeking liquidity.

Following this overview, you will find information on each Fund's specific investment strategies and risks.

Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

Risk Factors For All Mutual Funds

Please remember that an investment in a mutual fund is:

  not guaranteed to achieve its investment goal;
  not a deposit with a bank;
  not insured, endorsed or guaranteed by the FDIC or any government agency; and
  subject to investment risks.

The following are some of the most important factors that may affect the value of your investment. Other factors may be described in the discussion following this overview:

Interest Rate Risk

When interest rates go up, the value of debt securities tends to fall. Since the Fund invests a significant portion of its portfolio in debt securities, if interest rates rise, then the value of the Fund's investments in debt securities and its yield may decline. If interest rates go down, interest earned by the Fund on its debt investments may also decline, which could cause the Fund to reduce the dividends it pays. The longer the term of a debt security held by the Fund, the more the Fund is subject to interest rate risk.

Credit Risk

The value of a debt security is directly affected by the issuer's ability to repay principal and pay interest on time. Since the Fund invests in debt securities, the value of the Fund's investments in debt securities and its yield may decline if an issuer fails to pay an obligation on a timely basis. The Fund may also be subject to credit risk to the extent it engages in transactions, such as repurchase agreements, which involve a promise by a third party to honor an obligation to the Fund. Such third party may be unwilling or unable to honor its financial obligations.

Institutional Money Market Fund

FUND FACTS:

Goals:

•  Current Income

•  Preservation of Capital

•  Liquidity

Principal Investment:

•  Money Market Instruments

Class of Shares Offered in this Prospectus:

•  Participant

Investment Advisor:

•  Evergreen
Investment
Management
Company, LLC

NASDAQ Symbol:

•  EMPXX

Dividend Payment Schedule:

•  Monthly

INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income as is consistent with preserving capital and providing liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the ''Overview of Fund Risks'' on page 1.

The Fund invests principally in money market securities including short-term corporate debt obligations (such as fixed, variable or floating rate securities), certificates of deposit and bankers' acceptances, commercial paper, municipal securities and repurchase agreements determined to present minimal credit risk.

In addition, the Fund may invest in U.S. Treasury obligations and short-term securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The Fund may invest up to 30% of its assets in bank certificates of deposit and bankers' acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks. The Fund may also invest in bank obligations.

The portfolio managers focus primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund will invest in securities of shorter maturities. If interest rates are high, the Fund will generally invest in securities with longer maturities; however, the Fund will not acquire any security with a remaining maturity of greater than 397 days.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the ''Overview of Fund Risks'' on page 1 under the headings:

  Interest Rate Risk
  Credit Risk

In addition to interest rate risk and credit risk, the Fund is subject to risks associated with obligations of the Inter-American Development Bank and the World Bank (formerly known as the International Bank for Reconstruction and Development). Because these banks are supported only by appropriated but unpaid commitments of member countries, there is no assurance that the commitments will be undertaken in the future.

If the Fund invests in bank certificates of deposit and bankers’ acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks, it could be exposed to certain unique risks of foreign investing. For example, political turmoil and economic instability in the countries in which the Fund invests could adversely affect the dividend yield, total return earned on and the value of your investment. Certain foreign countries have less developed and less regulated banking systems and accounting systems than the U.S.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Participant shares of the Fund in each full calendar year since 11/19/1996. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Participant Shares (%) 1

1994	1995	1996	1997	1998	1999	2000	2001	2002	2003
			5.70	5.63	5.25	6.46	3.91	1.36	0.60

Best Quarter:	4th Quarter 2000	+ 1.66%[1]
Worst Quarter:	4th Quarter 2003	+ 0.12%
Year-to-date total return as of 3/31/2004 is +0.12%.

The next table lists the Fund’s average annual total return for Participant shares over the past one and five years and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(for the period ended 12/31/2003) 1

	Inception Date of Class	1 year	5 year	10 year	Performance Since 11/19/1996
Participant	5/1/2001	0.60%	3.49%	N/A	4.13%

1.  Historical performance shown for Participant shares prior to their inception is based on the performance of Institutional shares, the original class offered. Institutional shares are not offered in this prospectus. These historical returns for Participant shares have not been adjusted to reflect the effect of the class’ 12b-1 fee. These fees are 0.50% for Participant shares. Institutional shares pay no 12b-1 fee. If these fees had been reflected, returns would have been lower.

To obtain current yield information call 1.800.343.2898. Clients with more than $1 million in assets should call 1.800.847.5397.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 2/29/2004.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Participant
Management Fees	0.11%
12b-1 Fees	0.50%
Other Expenses	0.10%
Total Fund Operating Expenses	0.71%

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

After:	Participant
1 year	$ 73
3 years	$ 227
5 years	$ 395
10 years	$ 883

Institutional Municipal Money Market Fund

FUND FACTS:

Goals:

•  High Current Income Exempt from Regular Federal Income Tax

•  Preservation of Capital

•  Liquidity

Principal Investment:

•  Municipal Money Market Securities

Class of Shares Offered in this Prospectus:

•  Participant

Investment Advisor:

•  Evergreen
Investment
Management
Company, LLC

NASDAQ Symbol:

•  EIPXX

Dividend Payment Schedule:

•  Monthly

INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income exempt from regular federal income tax, as is consistent with preserving capital and providing liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the ''Overview of Fund Risks'' on page 1.

The Fund invests at least 80% of its assets in municipal money market securities (including fixed, variable or floating rate general obligation and revenue bonds; tax, bond and revenue anticipation notes; and commercial paper obligations), the interest from which is exempt from federal income tax, other than the alternative minimum tax.

The Fund invests in municipal money market securities determined to present minimal credit risk and issued by any U.S. state, the District of Columbia and their political subdivisions. The Fund also invests in tender option bonds, which are demand obligations that bear interest at the prevailing short-term, tax-exempt rate. In determining which securities to purchase for the portfolio, the portfolio managers focus on the supply and demand of the security in the market place as well as the current interest rate environment.

The Fund may temporarily invest up to 20% of its assets in high quality, short-term taxable securities under one or more of the following circumstances: (a) pending investment of proceeds from the sale of Fund shares or portfolio securities; (b) pending settlement of purchases of portfolio securities; and (c) to maintain liquidity for the purpose of meeting anticipated redemptions. However, the Fund may temporarily invest up to 100% of its assets in taxable securities for defensive purposes, which may result in the Fund not achieving its investment objective.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the ''Overview of Fund Risks'' on page 1 under the headings:

  Interest Rate Risk
  Credit Risk

Because the taxable money market is a broader and more liquid market and has a greater number of investors, issuers and market makers than the market for short-term, tax-exempt municipal securities, the liquidity of the Fund may not be equal to that of a money market fund which invests exclusively in short-term taxable money market instruments. The more limited marketability of short-term, tax-exempt municipal securities may make it difficult in certain circumstances to dispose of large investments advantageously.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Participant shares of the Fund in each full calendar year since 11/20/1996. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Participant Shares (%) 1

1994	1995	1996	1997	1998	1999	2000	2001	2002	2003
			3.66	3.61	3.39	4.33	2.56	1.05	0.55

Best Quarter:	2nd Quarter 2000	+ 1.13%[1]
Worst Quarter:	3rd Quarter 2003	+ 0.09%
Year-to-date total return as of 3/31/2004 is +0.10%.

The next table lists the Fund’s average annual total return for Participant shares over the past one and five years and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(for the period ended 12/31/2003) 1

	Inception Date of Class	1 year	5 year	10 year	Performance Since 11/20/1996
Participant	5/1/2001	0.55%	2.37%	N/A	2.74%

1.  Historical performance shown for Participant shares prior to their inception is based on the performance of Institutional shares, the original class offered. Institutional shares are not offered in this prospectus. These historical returns for Participant shares have not been adjusted to reflect the effect of the class’ 12b-1 fee. These fees are 0.50% for Participant shares. Institutional shares pay no 12b-1 fee. If these fees had been reflected, returns would have been lower.

To obtain current yield information call 1.800.343.2898. Clients with more than $1 million in assets should call 1.800.847.5397.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 2/29/2004.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Participant
Management Fees	0.11%
12b-1 Fees	0.50%
Other Expenses	0.11%
Total Fund Operating Expenses	0.72%

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

After:	Participant
1 year	$ 74
3 years	$ 230
5 years	$ 401
10 years	$ 894

Institutional Treasury Money Market Fund

FUND FACTS:

Goals:

•  Stability of Principal

•  Current Income

•  Liquidity

Principal Investments:

•  Short-term U.S. Treasury Obligations

•  Repurchase Agreements backed by Short-term U.S. Treasury Obligations

Class of Shares Offered in this Prospectus:

•  Participant

Investment Advisor:

•  Evergreen
Investment
Management
Company, LLC

NASDAQ Symbol:

•  ESTXX

Dividend Payment Schedule:

•  Monthly

INVESTMENT GOAL

The Fund seeks to maintain stability of principal while earning current income and providing liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the ''Overview of Fund Risks'' on page 1.

The Fund will normally invest at least 80% of its assets in short-term U.S. Treasury obligations and repurchase agreements backed by such obligations. U.S. Treasury securities are guaranteed as to principal and interest, and supported by the full faith and credit of the U.S. government.

The Fund maintains an average dollar-weighted maturity of 60 days or less.

The portfolio managers focus primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund will invest in securities of shorter maturities. If interest rates are high, the Fund will generally invest in securities with longer maturities; however, the Fund will not acquire any security with a remaining maturity of greater than 397 days.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the ''Overview of Fund Risks'' on page 1 under the headings:

  Interest Rate Risk
  Credit Risk

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Participant shares of the Fund in each full calendar year since 11/20/1996. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Participant Shares (%) 1

1994	1995	1996	1997	1998	1999	2000	2001	2002	2003
			5.49	5.37	4.92	6.16	3.49	1.16	0.45

Best Quarter:	4th Quarter 2000	+ 1.60%[1]
Worst Quarter:	4th Quarter 2003	+ 0.08%
Year-to-date total return as of 3/31/2004 is +0.08%.

The next table lists the Fund’s average annual total return for Participant shares over the past one and five years and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(for the period ended 12/31/2003) 1

	Inception Date of Class	1 year	5 year	10 year	Performance Since 11/20/1996
Participant	5/1/2001	0.45%	3.21%	N/A	3.87%

1.  Historical performance shown for Participant shares prior to their inception is based on the performance of Institutional shares, the original class offered. Institutional shares are not offered in this prospectus. These historical returns for Participant shares have not been adjusted to reflect the effect of the class’ 12b-1 fee. These fees are 0.50% for Participant shares. Institutional shares pay no 12b-1 fee. If these fees had been reflected, returns would have been lower.

To obtain current yield information call 1.800.343.2898. Clients with more than $1 million in assets should call 1.800.847.5397.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 2/29/2004.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Participant
Management Fees	0.11%
12b-1 Fees	0.50%
Other Expenses	0.09%
Total Fund Operating Expenses	0.70%

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

After:	Participant
1 year	$ 72
3 years	$ 224
5 years	$ 390
10 years	$ 871

Institutional U.S. Government Money Market Fund

FUND FACTS:

Goals:

•  Current Income

•  Preservation of Capital

•  Liquidity

Principal Investment:

•  Short-term U.S. Government Securities

Class of Shares Offered in this Prospectus:

•  Participant

Investment Advisor:

•  Evergreen
Investment
Management
Company, LLC

NASDAQ Symbol:

•  EGPXX

Dividend Payment Schedule:

•  Monthly

INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income as is consistent with preserving capital and maintaining liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the ''Overview of Fund Risks'' on page 1.

The Fund will normally invest at least 80% of its assets in U.S. government issued money market securities, which are high quality, short-term securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements backed by such securities.

The portfolio managers focus primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund will invest in securities of shorter maturities. If interest rates are high, the Fund will generally invest in securities with longer maturities; however, the Fund will not acquire any security with a remaining maturity of greater than 397 days.

The debt instruments issued and/or guaranteed by the U.S. government, its agencies, or instrumentalities, in which the Fund invests, typically includes mortgage-backed securities, asset-backed securities, and collateralized mortgage obligations (CMOs) issued by the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC). Securities issued by GNMA, but not those issued by FNMA or FHLMC, are backed by the full faith and credit of the U.S. government. Securities issued by FNMA or FHLMC, although chartered or sponsored by Congress, are not funded by congressional appropriations and the securities issued by them are neither guaranteed nor insured by the U.S. government. In general, securities issued by U.S. government-sponsored entities are neither insured nor guaranteed by the U.S. Treasury.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the ''Overview of Fund Risks'' on page 1 under the headings:

  Interest Rate Risk
  Credit Risk

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Participant shares of the Fund in each full calendar year since 10/1/1999. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Participant Shares (%) 1

1994	1995	1996	1997	1998	1999	2000	2001	2002	2003
						6.30	3.56	1.11	0.48

Best Quarter:	4th Quarter 2000	+ 1.62%[1]
Worst Quarter:	3rd Quarter 2003	+ 0.09%
Year-to-date total return as of 3/31/2004 is +0.09%.

The next table lists the Fund’s average annual total return for Participant shares over the past year and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(for the period ended 12/31/2003) 1

	Inception Date of Class	1 year	5 year	10 year	Performance Since 10/1/1999
Participant	5/1/2001	0.48%	N/A	N/A	2.98%

1.  Historical performance shown for Participant shares prior to their inception is based on the performance of Institutional shares, the original class offered. Institutional shares are not offered in this prospectus. These historical returns for Participant shares have not been adjusted to reflect the effect of the class’ 12b-1 fee. These fees are 0.50% for Participant shares. Institutional shares pay no 12b-1 fee. If these fees had been reflected, returns would have been lower.

To obtain current yield information call 1.800.343.2898. Clients with more than $1 million in assets should call 1.800.847.5397.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 2/29/2004.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Participant
Management Fees	0.12%
12b-1 Fees	0.50%
Other Expenses	0.10%
Total Fund Operating Expenses	0.72%

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

After:	Participant
1 year	$ 74
3 years	$ 230
5 years	$ 401
10 years	$ 894

Prime Cash Management Money Market Fund

FUND FACTS:

Goals:

•  Current Income

•  Stability of Principal

•  Liquidity

Principal Investment:

•  Money Market Instruments

Class of Shares Offered in this Prospectus:

•  Participant

Investment Advisor:

•  Evergreen
Investment
Management
Company, LLC

NASDAQ Symbol:

•  ERPXX

Dividend Payment Schedule:

•  Monthly

INVESTMENT GOAL

The Fund seeks to provide current income consistent with stability of principal and liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the ''Overview of Fund Risks'' on page 1.

The Fund invests principally in money market instruments (high quality, short-term debt securities), which include notes, bonds, debentures, commercial paper, interests in bank loans to companies, certificates of deposit, bankers’ acceptances and repurchase agreements determined to present minimal credit risk. In addition, the Fund may invest in U.S. Treasury obligations.

The portfolio manager focuses on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund will invest in securities of shorter maturities. If interest rates are high, the Fund will generally invest in securities with longer maturities; however, the Fund will not acquire any security with a remaining maturity of greater than 397 days.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the ''Overview of Fund Risks'' on page 1 under the headings:

  Interest Rate Risk
  Credit Risk

If the Fund invests in bank certificates of deposit and bankers’ acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks, it could be exposed to certain unique risks of foreign investing. For example, political turmoil and economic instability in the countries in which the Fund invests could adversely affect the dividend yield, total return earned on and the value of your investment. Certain foreign countries have less developed and less regulated banking systems and accounting systems than the U.S.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Participant shares of the Fund in each of the last ten calendar years. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Participant Shares (%) 1

1994	1995	1996	1997	1998	1999	2000	2001	2002	2003
4.24	5.96	5.42	5.57	5.49	5.11	6.43	4.21	1.75	0.79

Best Quarter:	4th Quarter 2000	+ 1.65%[1]
Worst Quarter:	4th Quarter 2003	+ 0.10%
Year-to-date total return as of 3/31/2004 is +0.10%.

The next table lists the Fund’s average annual total return for Participant shares over the past one, five and ten years and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(for the period ended 12/31/2003) 1

	Inception Date of Class	1 year	5 year	10 year	Performance Since 12/2/1993
Participant	6/13/2003	0.79%	3.64%	4.48%	4.47%

1.  Historical performance shown for Participant shares prior to their inception is based on the performance of Institutional shares. Historical performance for Institutional shares, prior to 6/10/2002, is based on the performance of Institutional shares of the Fund's predecessor fund, Wachovia Prime Cash Management Fund. Institutional shares are not offered in this prospectus. These historical returns for Participant shares have not been adjusted to reflect the effect of the class’ 12b-1 fee. These fees are 0.50% for Participant shares. Institutional shares pay no 12b-1 fee. If these fees had been reflected, returns would have been lower.

To obtain current yield information call 1.800.343.2898. Clients with more than $1 million in assets should call 1.800.847.5397.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 2/29/2004.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Participant
Management Fees [2]	0.20%
12b-1 Fees	0.50%
Other Expenses	0.11%
Total Fund Operating Expenses [3]	0.81%

2.  These fees have been restated to reflect current fees.

3.  The Fund's investment advisor may voluntarily waive its fees and/or reimburse the Fund for certain of its expenses in order to reduce expense ratios. Amounts waived and/or reimbursed may be recouped up to a period of three years following the end of the fiscal year in which the fee waivers and/or expense reimbursements were made. The Fund's investment advisor may cease these voluntary waivers and/or reimbursements at any time. The Annual Fund Operating Expenses listed above do not reflect voluntary fee waivers and/or expense reimbursements. Including current voluntary fee waivers and/or expense reimbursements, Total Fund Operating Expenses were 0.72% for Participant shares.

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The examples assume a 5% average annual return, the imposition of any fee waivers or expense reimbursements in effect for the periods described above and that you reinvest all of your dividends and distributions. Your actual costs may be higher or lower.

Example of Fund Expenses

After:	Participant
1 year	$ 83
3 years	$ 259
5 years	$ 450
10 years	$ 1,002

THE FUNDS' INVESTMENT ADVISOR

An investment advisor manages a fund's investments and supervises its daily business affairs. The investment advisor for the Evergreen funds is a subsidiary of Wachovia Corporation (Wachovia), the fourth largest bank holding company in the United States, with over $401 billion in consolidated assets as of 12/31/2003. Wachovia is located at 301 South College Street, Charlotte, North Carolina 28288-0013.

Evergreen Investment Management Company, LLC (EIMC)is the investment advisor to the Funds. EIMC has been managing mutual funds and private accounts since 1932 and managed over $109.4 billion in assets for the Evergreen funds as of 12/31/2003. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

For the fiscal year ended 2/29/2004, the aggregate advisory fee paid to EIMC by each Fund was as follows:

Fund	% of the Fund's average daily net assets
Institutional Money Market Fund	0.11%
Institutional Municipal Money Market Fund	0.11%
Institutional Treasury Money Market Fund	0.11%
Institutional U.S. Government Money Market Fund	0.12%
Prime Cash Management Money Market Fund	0.11%

CALCULATING THE SHARE PRICE

The value of one share of a Fund, also known as the net asset value, or NAV, is calculated by adding up the Fund's total assets, subtracting all liabilities, then dividing the result by the total number of shares outstanding. For Institutional Municipal Money Market Fund, the NAV is calculated at 4 p.m. Eastern time, on each day the New York Stock Exchange is open or as of the time the Exchange closes, if earlier. For Institutional Money Market Fund, Institutional Treasury Money Market Fund, Institutional U.S. Government Money Market Fund and Prime Cash Management Money Market Fund, the NAV is calculated at 5 p.m. Eastern time on each day the New York Stock Exchange is open or as of the time the Exchange closes, if earlier. The NAV of each class of shares is calculated separately.

The price per share you pay for a Fund purchase or the amount you receive for a Fund redemption is based on the next price calculated after the order is received and all required information is provided. The value of your account at any given time is the latest share price multiplied by the number of shares you own. The Funds seek to maintain a constant NAV of $1.00 per share.

Each security held by a Fund is valued on an amortized cost basis according to Rule 2a-7 under the Investment Company Act of 1940. Under this method of valuation, a security is initially valued at its acquisition cost, and thereafter a constant straightline amortization of any discount or premium is assumed each day regardless of the impact of fluctuating interest rates on the market value of the security.

Shareholders whose purchase of shares of a Fund is accepted at or before 12 Noon Eastern time for Institutional Municipal Money Market Fund; and at or before 5 p.m. Eastern time for Institutional Money Market Fund, Institutional Treasury Money Market Fund, Institutional U.S. Government Money Market Fund and Prime Cash Management Money Market Fund, on any day the market is open, except in those cases where the market closes earlier, will receive the dividend declared by the Fund for that day. Shareholders whose purchase of shares is accepted after the times noted above will begin earning dividends on the next business day after the Fund accepts their order.

Closing market prices for foreign securities in particular may not reflect current value as of the time the Fund values its shares. Many foreign markets close substantially before 4:00 p.m. Eastern time, and events occurring after such close may materially affect the value of securities traded in those markets. To address this, the Funds’ fair value pricing policies provide for valuing foreign securities at fair value if an event or development has occurred subsequent to the close of the foreign market that would materially affect the value of the security. Substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. Under the Funds’ fair value pricing policies, the values of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold. As a result of the foregoing, it is possible that fair value prices will be used by the Funds to a significant extent.

HOW TO CHOOSE AN EVERGREEN FUND

When choosing an Evergreen fund, you should:

  Most importantly, read the prospectus to see if the Fund is suitable for you.
  Consider talking to an investment professional. He or she is qualified to give you investment advice based on your investment goals and financial situation and will be able to answer questions you may have after reading the Fund's prospectus. He or she can also assist you through all phases of opening your account.
  Request any additional information you want about the Fund, such as the Statement of Additional Information (SAI), Annual Report or Semi-annual Report by calling 1.800.343.2898. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at EvergreenInvestments.com.

After choosing a Fund, you select a share class. The Funds offer Participant shares in this prospectus.

Participant shares are sold without a front-end or deferred sales charge. The minimum initial investment is $1 million, which may be waived in certain situations. There is no minimum amount required for subsequent purchases.

Institutional investors may buy shares through broker-dealers, banks and certain other financial intermediaries, or directly through the Fund’s distributor, Evergreen Investment Services, Inc. (EIS).

Short-Term Trading Policy

Excessive short-term trading in a Fund’s shares by investors can be detrimental to the interests of long-term shareholders. Excessive short-term trading may disrupt portfolio management of the Fund, harm Fund performance, create transaction and other administrative costs that are borne by all shareholders and, ultimately, result in a dilution of or otherwise negatively impact the value of the Fund’s shares.

To limit the negative effects on the Fund of short-term trading, the Fund has adopted certain restrictions on trading by investors. Investors are limited to three “round trip” exchanges per calendar quarter and five “round trip” exchanges per calendar year. A “round trip” exchange occurs when an investor exchanges from one fund to another fund and back to the original fund. In addition, the Fund reserves the right to reject any purchase or exchange, and to terminate an investor’s investment or exchange privileges, if the Fund determines in its sole discretion that the trading activity by the investor may be materially detrimental to the interests of long-term shareholders. The Fund may reject purchases or exchanges, or terminate investment or exchange privileges, even if the investor has not exceeded the three-per-quarter/five-per-year limits described above. In considering whether trading activity may be materially detrimental to the interests of long-term shareholders, the Fund considers a number of factors such as the frequency of trading by the investor, the amount involved in the investor’s trades, and the length of time the investment is held, along with other factors.

The Evergreen funds attempt to enforce the foregoing trading restrictions by monitoring purchases, sales and exchanges on a daily basis. However, there are certain limitations on the Fund's ability to detect and prevent trading that would violate these restrictions. For example, while the Fund has access to trading information relating to investors who trade and hold their shares directly with the Fund, the Fund may not have access to such information for investors who trade through financial intermediaries such as broker/dealers and financial advisors or through retirement plans. Certain financial intermediaries and retirement plans hold their shares or those of their clients through omnibus accounts maintained with the Fund. In the case of omnibus accounts, the Fund does not have access to information regarding trading activity by individual investors, and therefore is unable to monitor for excessive short-term trading or violations of the Fund's trading restrictions. For these and other reasons, it is possible that excessive short-term trading or trading in violation of the Fund's trading restrictions may occur despite the Fund's efforts to prevent them.

HOW TO BUY SHARES
(Institutional Municipal Money Market Fund)

The Funds are intended for investment primarily by institutional customers, certain broker-dealers and other financial institutions. It is expected that the Funds may be particularly suitable for corporate cash managers, municipalities, or other public entities.

Purchase orders will be accepted for execution at the next NAV calculation time after the order is placed, provided that the order is properly submitted and received by Evergreen funds. The NAV calculation time for Institutional Municipal Money Market Fund is 4:00 p.m. Eastern time.

Purchase orders received after such time will be processed at the next day's NAV. A purchase order is considered properly submitted when the transfer agent has received proper notice of the order and federal funds have been received by Evergreen funds at the applicable fund's designated wire bank. All purchases must be made by Federal Funds Wire. Checks and Automated Clearing House System payments will not be accepted.

Method	Opening an Account	Adding to an Account
By Phone or Wire

  Call 1.800.343.2898 (or 1.800.847.5397 for clients with more than $1 million in assets) to set up an account number and get wiring instructions.
  Instruct your bank to wire or transfer your purchase (they may charge a wiring fee).
  Complete the account application and mail to:

Postal Service Address:

Evergreen Investments
P.O. Box 8400
Boston, MA 02266-8400

Overnight Address:

Evergreen Investments
66 Brooks Drive, Suite 8400
Braintree, MA 02184-3800

  Trades accepted after 12:00 Noon Eastern time for Institutional Municipal Money Market Fund on market trading days will receive dividends starting on the next market trading day. [1]

  Call 1.800.343.2898 (or 1.800.847.5397 for clients with more than $1 million in assets) between 8 a.m. and 6 p.m. Eastern time, on any business day to speak with an Evergreen funds service representative.
  If your bank account is set up on file, you can request Federal Funds Wire (offers immediate access to funds).

By Exchange

  You can make an additional investment by exchange from an existing Evergreen funds account by contacting your investment professional or by visiting our website at EvergreenInvestments.com. [2]
  You can only exchange shares from your account within the same class and under the same registration.
  There is no sales charge or redemption fee when exchanging funds within the Evergreen funds family.
  Orders placed before 4 p.m. Eastern time on market trading days will be processed at that day's closing share price. Orders placed after 4 p.m. Eastern time will be processed at the next market trading day's closing price. [1]
  "Round-trip" exchanges are limited to three per calendar quarter, but in no event more than five per calendar year.
  Exchanges between accounts which do not have identical ownership must be made in writing with a signature guarantee. (See "Exceptions: Redemption Requests That Require A Signature Guarantee" under How to Redeem Shares.)

1.  The Fund's shares may be made available through financial service firms which are also investment dealers and which have a service agreement with EIS. The Fund has approved the acceptance of purchase and repurchase request orders effective as of the time of their receipt by certain authorized financial intermediaries or their designees. The Evergreen funds reserve the right to adjust the closing time to coincide with an earlier closing of the market or due to other unusual circumstances. These financial service firms may charge transaction fees.

2.  Once you have authorized either the telephone exchange or redemption service, anyone with a Personal Identification Number (PIN) and the required account information (including your investment professional) can request a telephone transaction in your account. All calls are recorded and may be monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen funds reserve the right to terminate the exchange privilege of any shareholder who exceeds the listed maximum number of exchanges, as well as to reject any large dollar exchange or purchase if placing it would, in the judgment of the portfolio manager, adversely affect the price of the Fund.

HOW TO BUY SHARES
(Institutional Money Market Fund, Institutional Treasury Money Market Fund, Institutional U.S. Government Money Market Fund and Prime Cash Management Money Market Fund)

The Funds are intended for investment primarily by institutional customers, certain broker-dealers and other financial institutions. It is expected that the Funds may be particularly suitable for corporate cash managers, municipalities, or other public entities.

Purchase orders will be accepted for execution at the next NAV calculation time after the order is placed, provided that the order is properly submitted and received by Evergreen funds. The NAV calculation time for the Funds is 5:00 p.m. Eastern time.

Purchase orders received after such time will be processed at the next day's NAV. A purchase order is considered properly submitted when the transfer agent has received proper notice of the order and federal funds have been received by Evergreen funds at the applicable fund's designated wire bank. All purchases must be made by Federal Funds Wire. Checks and Automated Clearing House System payments will not be accepted.

Method	Opening an Account	Adding to an Account
By Phone or Wire

  Call 1.800.847.5397 to set up an account and get wiring instructions.
  Trades accepted after 5 p.m. Eastern time for Institutional Money Market Fund, Institutional Treasury Money Market Fund, Institutional U.S. Government Money Market Fund and Prime Cash Management Money Market Fund on market trading days will receive dividends starting on the next market trading day.
Call your investment professional or call Evergreen funds directly at 1.800.847.5397. [1]
By Exchange

  Complete an account application and mail to:

Postal Service Address:

Evergreen Investments
P.O. Box 8400
Boston, MA 02266-8400

Overnight Address:

Evergreen Investments
66 Brooks Drive, Suite 8400
Braintree, MA 02184-3800

  You can make an additional investment by exchange from your account in one or more of the Institutional Money Market Funds by contacting your investment professional. [2]
  You can only exchange shares within the same class of the Institutional Money Market Funds.
  There is no sales charge or redemption fee when exchanging funds within any of the Institutional Money Market Funds.
  Exchanges between accounts which do not have identical ownership must be made in writing with a signature guarantee. (See "Exceptions: Redemption Requests That Require A Signature Guarantee" under How to Redeem Shares.)

1.  Orders should be placed as early in the day as possible and advance notice of large purchase provided to Evergreen funds at 1.800.847.5397.

2.  Once you have authorized either the telephone exchange or redemption service, anyone with the required account information (including your investment professional) can request a telephone transaction in your account. All calls are recorded and may be monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen funds reserve the right to terminate the exchange privilege of any shareholder who exceeds the listed maximum number of exchanges, as well as to reject any large dollar exchange or purchase if placing it would, in the judgment of the portfolio manager, adversely affect the price of the Fund.

HOW TO REDEEM SHARES
(Institutional Municipal Money Market Fund)

Redemption orders will be processed at the next NAV calculation time after the order is placed, provided that the order is properly submitted and received by Evergreen funds. The NAV calculation time for Institutional Municipal Money Market Fund is 4:00 p.m. Eastern time.

Redemption orders received after such time will be processed at the next day's NAV. Payment for redeemed shares is normally made by Federal Funds Wire to the commercial bank designated on your account application. Redemption requests received in good order prior to 12 Noon Eastern time for Institutional Municipal Money Market Fund will be completed the same day.

You should place redemption requests as early in the day as possible and provide advance notice of large redemptions to Evergreen funds at 1.800.847.5397.

We offer you several convenient ways to redeem your shares in any of the Evergreen funds:

Methods	Requirements
Call Us

  Call 1.800.343.2898 (or 1.800.847.5397 for clients with more than $1 million in assets) between 8 a.m. and 6 p.m. Eastern time, on any business day, to speak with an Evergreen funds service representative.
  This service must be authorized ahead of time, and is only available for regular accounts. [1]
  All authorized requests made before 4 p.m. Eastern time on market trading days will be processed at that day's closing price. Requests made after 4 p.m. Eastern time will be processed the next market trading day. [2]
  We can either:
    wire the proceeds into your bank account (service charges may apply)
    electronically transmit the proceeds into your bank account via the Automated Clearing House service mail you a check.
  All telephone calls are recorded and may be monitored for your protection. We are not responsible for acting on telephone orders we believe are genuine.
  See "Exceptions: Redemption Requests That Require a Signature Guarantee" below for requests that must be made in writing with your signature guaranteed.

Write Us

  You can mail a redemption request to:

Postal Service Address:

Evergreen Investments
P.O. Box 8400
Boston, MA 02266-8400

Overnight Address:

Evergreen Investments
66 Brooks Drive, Suite 8400
Braintree, MA 02184-3800

  Your letter of instructions must:
    list the Fund name and the account number
    indicate the number of shares or dollar value you wish to redeem be signed by the registered owner(s).
  See "Exceptions: Redemption Requests That Require a Signature Guarantee" below for requests that must be signature guaranteed.

Redeem Your Shares in Person	You may also redeem your shares by contacting your investment professional or an Evergreen funds service representative. A fee may be charged for this service.

1.  Once you have authorized either the telephone exchange or redemption service, anyone with a Personal Identification Number (PIN) and the required account information (including your investment professional) can request a telephone transaction in your account. All calls are recorded and may be monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen funds reserve the right to terminate the exchange privilege of any shareholder who exceeds the listed maximum number of exchanges, as well as to reject any large dollar exchange or purchase if placing it would, in the judgment of the portfolio manager, adversely affect the price of the Fund.

2.  The Fund's shares may be made available through financial service firms which are also investment dealers and which have a service agreement with EIS. The Fund has approved the acceptance of purchase and repurchase request orders effective as of the time of their receipt by certain authorized financial intermediaries or their designees. The Evergreen funds reserve the right to adjust the closing time to coincide with an earlier closing of the market or due to other unusual circumstances. These financial service firms may charge transaction fees.

Timing of Proceeds

Normally, we will send your redemption proceeds on the next business day after we receive your request; however, we reserve the right to wait up to ten business days to redeem any investments made by check or Automated Clearing House transfer. We also reserve the right to redeem in kind, under certain circumstances, by paying you the proceeds of a redemption in securities rather than in cash, and to redeem the remaining amount in the account if your redemption brings the account balance below the initial minimum amount.

Exceptions: Redemption Requests That Require A Signature Guarantee

To protect you and the Evergreen funds against fraud, certain redemption requests must be made in writing with your signature guaranteed. A signature guarantee can be obtained at most banks and securities dealers. A notary public is not authorized to provide a signature guarantee. The following circumstances require signature guarantees:

  You want the proceeds transmitted into a bank account not listed on the account.
  You want the proceeds payable to anyone other than the registered owner(s) of the account.
  Either your address or the address of your bank account has been changed within 30 days.

Who Can Provide A Signature Guarantee:

  Commercial Bank
  Trust Company
  Savings Association
  Credit Union
  Member of a U.S. stock exchange

HOW TO REDEEM SHARES
(Institutional Money Market Fund, Institutional Treasury Money Market Fund, Institutional U.S. Government Money Market Fund and Prime Cash Management Money Market Fund)

Redemption orders will be processed at the next NAV calculation time after the order is placed, provided that the order is properly submitted and received by Evergreen funds. The NAV calculation time for the Funds is 5:00 p.m. Eastern time.

Redemption orders received after such times will be processed at the next day's NAV. Payment for redeemed shares is normally made by Federal Funds Wire to the commercial bank designated on your account application. Redemption requests received in good order prior to 5:00 p.m. Eastern time for the Funds will be completed the same day.

You should place redemption requests as early in the day as possible and provide advance notice of large redemptions to Evergreen funds at 1.800.847.5397.

Methods	Requirements
Call Us [1]

  Call your investment professional or call Evergreen funds directly at 1.800.847.5397 between 8 a.m. and 6 p.m. Eastern time, on any business day. [2]
  All telephone calls are recorded and may be monitored for your protection. We are not responsible for acting on telephone orders we believe are genuine.
  See "Exceptions: Redemption Requests That Require a Signature Guarantee" below for requests that must be made in writing with your signature guaranteed.

Write Us

  You can mail a redemption request to:

Postal Service Address:

Evergreen Investments
P.O. Box 8400
Boston, MA 02266-8400

Overnight Address:

Evergreen Investments
66 Brooks Drive, Suite 8400
Braintree, MA 02184-3800

  Your letter of instructions must:
    list the Fund name and the account number
    indicate the number of shares or dollar value you wish to redeem be signed by the registered owner(s).
  See "Exceptions: Redemption Requests That Require a Signature Guarantee" below for requests that must be signature guaranteed.

Redeem Your Shares in Person	You may also redeem your shares by contacting your investment professional. A fee may be charged for this service.

1.  Once you have authorized either the telephone exchange or redemption service, anyone with the required account information (including your investment professional) can request a telephone transaction in your account. All calls are recorded and may be monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen funds reserve the right to terminate the exchange privilege of any shareholder who exceeds the listed maximum number of exchanges, as well as to reject any large dollar exchange or purchase if placing it would, in the judgment of the portfolio manager, adversely affect the price of the Fund.

2.  The Fund's shares may be made available through financial service firms which are also investment dealers and which have a service agreement with EIS. The Fund has approved the acceptance of purchase and repurchase request orders effective as of the time of their receipt by certain authorized financial intermediaries or their designees. The Evergreen funds reserve the right to adjust the closing time to coincide with an earlier closing of the market or due to other unusual circumstances. These financial service firms may charge transaction fees.

Timing of Proceeds

Normally, we will send your redemption proceeds for orders received prior to the NAV calculation time via Federal Funds Wire on the same day. We also reserve the right to redeem in kind, under certain circumstances, by paying you the proceeds of a redemption in securities rather than in cash, and to redeem the remaining amount in the account if your redemption brings the account balance below the initial minimum amount.

Exceptions: Redemption Requests That Require A Signature Guarantee

To protect you and the Evergreen funds against fraud, certain redemption requests must be made in writing with your signature guaranteed. A signature guarantee can be obtained at most banks and securities dealers. A notary public is not authorized to provide a signature guarantee. The following circumstances require signature guarantees:

  You want the proceeds transmitted into a bank account not listed on the account.
  You want the proceeds payable to anyone other than the registered owner(s) of the account.
  Either your address or the address of your bank account has been changed within 30 days.

Who Can Provide A Signature Guarantee

  Commercial Bank
  Trust Company
  Savings Association
  Credit Union
  Member of a U.S. stock exchange

OTHER SERVICES

Automatic Reinvestment of Distributions

For the convenience of investors, all dividends and capital gains distributions are automatically reinvested, unless you request otherwise. Distributions can be made by check or electronic transfer through the Automated Clearing House to your bank account. The details of your dividends and other distributions will be included on your statement.

THE TAX CONSEQUENCES OF INVESTING
IN THE FUNDS

You will be taxed on fund distributions which may consist of dividends and capital gains. However, the sale of money market fund shares typically is not a tax reportable event because the net asset value of the shares generally would not change.

Fund Distributions

A mutual fund passes along to all of its shareholders the net income or profits it receives from its investments. The shareholders of the fund then pay any taxes due, whether they receive these distributions in cash or elect to have them reinvested. Institutional Municipal Money Market Fund expects that substantially all of its regular dividends will be exempt from federal income tax, other than the alternative minimum tax. Otherwise, the Funds will distribute two types of taxable income to you:

  Dividends. To the extent that regular dividends are derived from investment income that is not tax-exempt, or from short-term capital gains, you will have to include them in your federal taxable income. Each Fund pays a monthly dividend from the interest income it receives on securities in which it invests. Dividends are paid on shares for which proper payment has been received. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares of your account are redeemed, you will receive dividends payable up to the date of redemption with the proceeds of the redemption. Money market funds are not expected to pay dividends that qualify for the 15% rate of tax for individuals because all money market fund income is generally derived from interest and not dividend income.
  Capital Gains. When a mutual fund sells a security it owns for a profit, the result is a capital gain. The Funds generally distribute capital gains, if any, at least once a year, near the end of the calendar year. Short-term capital gains reflect securities held by the Fund for a year or less and are considered ordinary income just like dividends. Profits on securities held longer than 12 months are considered long-term capital gains when they are distributed to shareholders. Individual shareholders receiving such distributions are taxed at a maximum rate no higher than 15%.

Dividend and Capital Gain Reinvestment

Unless you choose otherwise on the account application, all dividends will be reinvested. Distribution checks that are returned and distribution checks that are uncashed when the shareholder has failed to respond to mailings from the shareholder servicing agent will automatically be reinvested. No interest will accrue on amounts represented by uncashed distribution or redemption checks. We will send you a statement each January with the federal tax status of dividends and distributions paid by the Fund during the previous calendar year.

Profits You Realize When You Redeem Shares

When you sell shares in a mutual fund, whether by redeeming or exchanging, you have created a taxable event. You must report any gain or loss on your tax return unless the transaction was entered into by a tax-deferred retirement plan. It is your responsibility to keep accurate records of your mutual fund transactions. You will need this information when you file your income tax return, since you must report any capital gain or loss you incur when you sell shares. Remember, an exchange is a purchase and a sale for tax purposes.

Tax Reporting

Evergreen Service Company, LLC provides you and the IRS with a tax statement of your dividend and capital gains distributions for each calendar year on Form 1099 DIV. Proceeds from a sale, except for money market transactions, are reported on Form 1099B. You must report these on your tax return. You could pay a penalty if you neglect to report them. You may obtain a copy of the Evergreen Service Company, LLC tax information guide at EvergreenInvestments.com. Please consult your tax advisor for further information regarding the federal, state and local tax consequences of an investment in a fund.

FEES AND EXPENSES OF THE FUNDS

Every mutual fund has fees and expenses that are assessed either directly or indirectly. This section describes each of those fees.

Management Fee

The management fee pays for the normal expenses of managing the Fund, including portfolio manager salaries, research costs, corporate overhead expenses and related expenses.

12b-1 Fees

The Trustees of the Evergreen funds have approved a policy to assess annual 12b-1 fees of up to 0.75% of the Participant shares' average daily net assets. However, currently the 12b-1 fees are limited to 0.50% of the Participant shares' average daily net assets. These fees increase the cost of your investment. The purpose of the 12b-1 fees is to promote the sale of more shares of the Funds to the public. The Funds may use 12b-1 fees for advertising and marketing and as a "service fee" to broker-dealers, banks and other financial institutions for additional shareholder services and/or the maintenance of accounts.

Other Expenses

Other expenses include miscellaneous fees from affiliated and outside service providers. These may include legal, audit, custodial and safekeeping fees, the printing and mailing of reports and statements, automatic reinvestment of distributions and other conveniences for which the shareholder pays no transaction fees.

Total Fund Operating Expenses

The total cost of running the Fund is called the expense ratio. As a shareholder, you are not charged these fees directly; instead they are taken out before the Fund’s NAV is calculated, and are expressed as a percentage of the Fund’s average daily net assets. The effect of these fees is reflected in the performance results for that share class. Because these fees are not charged directly to your account, investors should examine them closely in the prospectus, especially when comparing one fund with another fund in the same investment category. There are three things to remember about expense ratios: (i) your total return in the Fund is reduced in direct proportion to the fees; (ii) expense ratios can vary greatly between funds and fund families, from under 0.25% to over 3.00%; and (iii) the Fund’s investment advisor may waive a portion of the Fund’s expenses for a period of time, reducing its expense ratio.

Recoupment of Previously Waived Expenses

From time to time, the Funds' investment advisor may voluntarily or contractually waive its fees and/or reimburse expenses in order to limit a Fund's operating expenses. The amount of any fees or expenses waived or reimbursed is subject to later recoupment by the investment advisor for a period of up to three fiscal years following the year in which the waiver or reimbursement occurred. For more complete information regarding the current status of any possible recoupment for previously waived or reimbursed fees, including the amount, please see each Fund's latest Annual or Semi-annual Report.

Additional Compensation to Financial Services Firms

EIMC or EIS has entered into revenue sharing arrangements under which EIMC or EIS, as the case may be, makes payments to financial services firms that are intended to provide incentives for the sale of shares of Evergreen funds or to compensate the intermediary for marketing or marketing support activities. Payments under these arrangements are made from EIMC’s or EIS’s resources, as the case may be, and are in addition to any front-end sales charges, up-front commissions, Rule 12b-1 fees or other payments made or incentives provided to the financial services firm. The amounts of these payments typically are calculated as a percentage of sales made to and/or assets held by customers of the financial services firm. Please contact your investment professional for more details regarding these arrangements. Please contact an Evergreen funds service representative for a listing of financial services firms with whom we have such arrangements.

FINANCIAL HIGHLIGHTS

This section looks in detail at the results for one share in the Participant share class of the Funds - how much income it earned, how much of this income was passed along as a distribution and how much the return was reduced by expenses. The tables for each Fund have been derived from financial information audited by KPMG LLP, the Funds' independent auditors. For a more complete picture of the Funds' financial statements, please see each Fund's Annual Report as well as the SAI, which is available upon request.

Institutional Money Market Fund

Year Ended February 28
PARTICIPANT SHARES	2004 [1]	2003	2002 [2]
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00
Income from investment operations
Net investment income	0.005	0.012	0.022

Distributions to shareholders from
Net investment income	- 0.005	- 0.012	- 0.022

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00
Total return	0.55%	1.24%	2.25%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 144,513	$ 145,570	$ 155,419
Ratios to average net assets
Expenses [3]	0.71%	0.71%	0.74%[4]
Net investment income	0.55%	1.20%	1.99%[4]

1.  Year ended February 29.

2.  For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

3.  The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

4.  Annualized

Institutional Municipal Money Market Fund

Year Ended February 28,
PARTICIPANT SHARES	2004 [1]	2003	2002 [2]
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00
Income from investment operations
Net investment income	0.005	0.010	0.015

Distributions to shareholders from
Net investment income	- 0.005	- 0.010	- 0.015

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00
Total return	0.51%	1.01%	1.47%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 57,298	$ 30,334	$ 9,874
Ratios to average net assets
Expenses [3]	0.72%	0.72%	0.75%[4]
Net investment income	0.49%	0.92%	1.26%[4]

1.  Year ended February 29.

2.  For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

3.  The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

4.  Annualized

Institutional Treasury Money Market Fund

Year Ended February 28,
PARTICIPANT SHARES	2004 [1]	2003	2002 [2]
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00
Income from investment operations
Net investment income	0.004	0.010	0.019
Distributions to shareholders from
Net investment income	- 0.004	- 0.010	- 0.019
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00
Total return	0.40%	1.05%	1.95%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 367,155	$ 350,527	$ 264,724
Ratios to average net assets
Expenses [3]	0.70%	0.70%	0.73%[4]
Net investment income	0.40%	1.03%	1.54%[4]

1.  Year ended February 29.

2.  For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

3.  The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

4.  Annualized

Institutional U.S. Government Money Market Fund

Year Ended February 28,
PARTICIPANT SHARES	2004 [1]	2003	2002 [2]
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00
Income from investment operations
Net investment income	0.004	0.010	0.020
Distributions to shareholders from
Net investment income	- 0.004	- 0.010	- 0.020
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00
Total return	0.44%	1.01%	2.01%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 298,590	$ 298,567	$ 178,457
Ratios to average net assets
Expenses [3]	0.72%	0.71%	0.70%[4]
Net investment income	0.42%	0.97%	1.66%[4]

1.  Year ended February 29.

2.  For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

3.  The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

4.  Annualized

Prime Cash Management Money Market Fund

Year Ended
PARTICIPANT SHARES	February 29, 2004 [1]
Net asset value, beginning of period	$ 1.00
Income from investment operations
Net investment income	0.003

Distributions to shareholders from
Net investment income	- 0.003

Net asset value, end of period	$ 1.00
Total return	0.29%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 34,032
Ratios to average net assets
Expenses [2]	0.74%[3]
Net investment income	0.42%[3]

1.  For the period from June 13, 2003 (commencement of class operations), to February 29, 2004.

2.  The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

3.  Annualized

OTHER FUND PRACTICES

Taxable securities in which Institutional Municipal Money Market Fund may invest on a short-term basis include obligations of the U.S. government, its agencies or instrumentalities, including repurchase agreements with banks or securities dealers involving such securities; time deposits maturing in not more than seven days; other debt securities rated within the two highest rating categories by any nationally recognized statistical ratings organization; commercial paper rated in the highest grade by Moody's Investors Service, Inc. or Standard & Poor's Ratings Services; and certificates of deposit issued by U.S. branches of U.S. banks with assets of $1 billion or more.

Please consult the SAI for more information regarding these and other investment practices used by the Funds, including risks.

Evergreen Express Line

Call 1.800.346.3858

24 hours a day to

  check your account
  order a statement
  get a Fund’s current price, yield and total return
  buy, redeem or exchange Fund shares

Shareholder/Investor Services

Call 1.800.343.2898 (or 1.800.847.5397 for clients with more than $1 million in assets)

Monday-Friday, 8 a.m. to 6 p.m. Eastern time to

  buy, redeem or exchange Fund shares
  order applications
  get assistance with your account
  obtain a Fund's current yield information

Information Line for Hearing and Speech Impaired (TTY/TDD)

Call 1.800.343.2888

Monday-Friday, 8 a.m. to 6 p.m. Eastern time

Write us a letter

•  Evergreen Investments

•  P.O. Box 8400

•  Boston, MA 02266-8400

  to buy, redeem or exchange Fund shares
  to change the registration on your account
  for general correspondence

For express, registered or certified mail

•  Evergreen Investments

•  66 Brooks Drive, Suite 8400

•  Braintree, MA 02184-3800

Visit us on-line

•  EvergreenInvestments.com

Regular communications you will receive
Account Statements— You will receive quarterly statements for each Fund you invest in. Please review and promptly notify Evergreen funds of any inaccuracies.

Confirmation Notices— A confirmation of your transaction is sent within five days. Please review and promptly notify Evergreen funds of any inaccuracies.

Annual and Semi-annual Reports— You will receive a detailed financial report on each Fund you invest in twice a year.

Tax Forms— Each January you will receive any Fund tax information you need to complete your tax returns.

For More Information About the Evergreen Institutional Money Market Funds, Ask for:

  Each Fund's most recent Annual or Semi-annual Report, which contains a complete financial accounting for each Fund and a complete list of each Fund's portfolio holdings as of a specific date, as well as commentary from each Fund’s portfolio managers. These reports discuss the market conditions and investment strategies that significantly affected the Funds' performance during the most recent fiscal year or period.
  The Statement of Additional Information (SAI), which contains more detailed information about the policies and procedures of the Funds. The SAI has been filed with the Securities and Exchange Commission (SEC) and its contents are legally considered to be part of this prospectus.

For questions, other information, or to request a copy, without charge, of any of the documents, call 1.800.343.2898 or ask your investment professional. We will mail material within three business days. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at EvergreenInvestments.com.

Information about these Funds (including the SAI) is also available on the SEC's Internet website at http://www.sec.gov. Copies of this material may be obtained, for a duplication fee, by writing the SEC Public Reference Section, Washington D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov. This material can also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, call the SEC at 1.202.942.8090.

•  Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.,

•  200 Berkeley Street, Boston, MA 02116-5034. 558064 RV4 (7/04)

SEC File No.: 811-08405

•  Evergreen Investments

•  200 Berkeley Street

•  Boston, MA 02116-5034

EVERGREEN SELECT MONEY MARKET TRUST

PART A

PROSPECTUS

RESERVE SHARES

Prospectus, July 1, 2004

Evergreen
Institutional Money Market Funds

Evergreen Institutional Money Market Fund
Evergreen Institutional Municipal Money Market Fund
Evergreen Institutional Treasury Money Market Fund
Evergreen Institutional U.S. Government Money Market Fund
Evergreen Prime Cash Management Money Market Fund
Reserve shares

The Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. Anyone who tells you otherwise is committing a crime.

FUND RISK/RETURN SUMMARIES:

Overview of Fund Risks
Evergreen Institutional Money Market Fund
Evergreen Institutional Municipal Money Market Fund
Evergreen Institutional Treasury Money Market Fund
Evergreen Institutional U.S. Government Money Market Fund
Evergreen Prime Cash Management Money Market Fund

GENERAL INFORMATION:

The Funds' Investment Advisor
Calculating the Share Price
How to Choose an Evergreen Fund
How to Buy Shares (Institutional Municipal Money Market Fund)
How to Buy Shares (Institutional Money Market Fund, Institutional Treasury Money Market Fund, Institutional U.S. Government Money Market Fund and Prime Cash Management Money Market Fund)
How to Redeem Shares (Institutional Municipal Money Market Fund)
How to Redeem Shares (Institutional Money Market Fund, Institutional Treasury Money Market Fund, Institutional U.S. Government Money Market Fund and Prime Cash Management Money Market Fund)
Other Services
The Tax Consequences of Investing in the Funds
Fees and Expenses of the Funds
Financial Highlights
Other Fund Practices

In general,

the Funds included in this prospectus provide investors with a selection of investment alternatives which seek a high rate of current income consistent with stability of principal and liquidity. Evergreen Institutional Municipal Money Market Fund also seeks current income which is exempt from regular federal income tax.

Fund Summaries Key

Each Fund's summary is organized around the following basic topics and questions:

INVESTMENT GOAL

What is the Fund's financial objective? You can find clarification on how the Fund seeks to achieve its objective by looking at the Fund's strategy and investment policies. The Fund's Board of Trustees can change the investment objective without a shareholder vote.

INVESTMENT STRATEGY

How does the Fund go about trying to meet its goals? What types of investments does it contain? What style of investing and investment philosophy does it follow? Does it have limits on the amount invested in any particular type of security?

RISK FACTORS

What are the specific risks for an investor in the Fund?

PERFORMANCE

How well has the Fund performed in the past year? The past five years? The past ten years?

EXPENSES

How much does it cost to invest in the Fund?

Overview of Fund Risks

Institutional Money Market Funds

typically rely on a combination of the following strategies:

  maintaining $1.00 per share net asset value;
  investing in high quality, short-term money market instruments, including U.S. government securities;
  investing in compliance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments; and
  selling a portfolio investment: i) when the issuer's investment fundamentals begin to deteriorate; ii) to take advantage of more attractive yield opportunities; iii) when the investment no longer appears to meet the Fund's investment objective; iv) when the Fund must meet redemptions; or v) for other investment reasons which a portfolio manager deems necessary.

may be appropriate for investors who:

  are seeking a conservative investment which invests in relatively safe securities;
  are seeking a fund for short-term investment; and
  are seeking liquidity.

Following this overview, you will find information on each Fund's specific investment strategies and risks.

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Risk Factors For All Mutual Funds

Please remember that an investment in a mutual fund is:

  not guaranteed to achieve its investment goal;
  not a deposit with a bank;
  not insured, endorsed or guaranteed by the FDIC or any government agency; and
  subject to investment risks.

The following are some of the most important factors that may affect the value of your investment. Other factors may be described in the discussion following this overview:

Interest Rate Risk

When interest rates go up, the value of debt securities tends to fall. Since the Fund invests a significant portion of its portfolio in debt securities, if interest rates rise, then the value of the Fund's investments in debt securities and its yield may decline. If interest rates go down, interest earned by the Fund on its debt investments may also decline, which could cause the Fund to reduce the dividends it pays. The longer the term of a debt security held by the Fund, the more the Fund is subject to interest rate risk.

Credit Risk

The value of a debt security is directly affected by the issuer's ability to repay principal and pay interest on time. Since the Fund invests in debt securities, the value of the Fund's investments in debt securities and its yield may decline if an issuer fails to pay an obligation on a timely basis. The Fund may also be subject to credit risk to the extent it engages in transactions, such as repurchase agreements, which involve a promise by a third party to honor an obligation to the Fund. Such third party may be unwilling or unable to honor its financial obligations.

Institutional Money Market Fund

FUND FACTS:

Goals:

•  Current Income

•  Preservation of Capital

•  Liquidity

Principal Investment:

•  Money Market Instruments

Class of Shares Offered in this Prospectus:

•  Reserve

Investment Advisor:

•  Evergreen
Investment
Management
Company, LLC

NASDAQ Symbol:

•  EMVXX

Dividend Payment Schedule:

•  Monthly

INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income as is consistent with preserving capital and providing liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the ''Overview of Fund Risks'' on page 1.

The Fund invests principally in money market securities including short-term corporate debt obligations (such as fixed, variable or floating rate securities), certificates of deposit and bankers' acceptances, commercial paper, municipal securities and repurchase agreements determined to present minimal credit risk.

In addition, the Fund may invest in U.S. Treasury obligations and short-term securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The Fund may invest up to 30% of its assets in bank certificates of deposit and bankers' acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks. The Fund may also invest in bank obligations.

The portfolio managers focus primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund will invest in securities of shorter maturities. If interest rates are high, the Fund will generally invest in securities with longer maturities; however, the Fund will not acquire any security with a remaining maturity of greater than 397 days.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the ''Overview of Fund Risks'' on page 1 under the headings:

  Interest Rate Risk
  Credit Risk

In addition to interest rate risk and credit risk, the Fund is subject to risks associated with obligations of the Inter-American Development Bank and the World Bank (formerly known as the International Bank for Reconstruction and Development). Because these banks are supported only by appropriated but unpaid commitments of member countries, there is no assurance that the commitments will be undertaken in the future.

If the Fund invests in bank certificates of deposit and bankers’ acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks, it could be exposed to certain unique risks of foreign investing. For example, political turmoil and economic instability in the countries in which the Fund invests could adversely affect the dividend yield, total return earned on and the value of your investment. Certain foreign countries have less developed and less regulated banking systems and accounting systems than the U.S.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Reserve shares of the Fund in each full calendar year since 11/19/1996. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Reserve Shares (%) 1

1994	1995	1996	1997	1998	1999	2000	2001	2002	2003
			5.70	5.63	5.25	6.46	3.81	1.20	0.45

Best Quarter:	4th Quarter 2000	+ 1.66%[1]
Worst Quarter:	4th Quarter 2003	+ 0.08%
Year-to-date total return as of 3/31/2004 is +0.08%.

The next table lists the Fund’s average annual total return for Reserve shares over the past one and five years and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(for the period ended 12/31/2003) 1

	Inception Date of Class	1 year	5 year	10 year	Performance Since 11/19/1996
Reserve	5/1/2001	0.45%	3.41%	N/A	4.08%

1.  Historical performance shown for Reserve shares prior to their inception is based on the performance of Institutional shares, the original class offered. Institutional shares are not offered in this prospectus. These historical returns for Reserve shares have not been adjusted to reflect the effect of the class’ 12b-1 fee. These fees are 0.65% for Reserve shares. Institutional shares pay no 12b-1 fee. If these fees had been reflected, returns would have been lower.

To obtain current yield information call 1.800.343.2898. Clients with more than $1 million in assets should call 1.800.847.5397.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 2/29/2004.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Reserve
Management Fees	0.11%
12b-1 Fees	0.65%
Other Expenses	0.10%
Total Fund Operating Expenses	0.86%

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

After:	Reserve
1 year	$ 88
3 years	$ 274
5 years	$ 477
10 years	$ 1,061

Institutional Municipal Money Market Fund

FUND FACTS:

Goals:

•  High Current Income Exempt from Regular Federal Income Tax

•  Preservation of Capital

•  Liquidity

Principal Investment:

•  Municipal Money Market Securities

Class of Shares Offered in this Prospectus:

•  Reserve

Investment Advisor:

•  Evergreen
Investment
Management
Company, LLC

NASDAQ Symbol:

•  EIVXX

Dividend Payment Schedule:

•  Monthly

INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income exempt from regular federal income tax, as is consistent with preserving capital and providing liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the ''Overview of Fund Risks'' on page 1.

The Fund invests at least 80% of its assets in municipal money market securities (including fixed, variable or floating rate general obligation and revenue bonds; tax, bond and revenue anticipation notes; and commercial paper obligations), the interest from which is exempt from federal income tax, other than the alternative minimum tax.

The Fund invests in municipal money market securities determined to present minimal credit risk and issued by any U.S. state, the District of Columbia and their political subdivisions. The Fund also invests in tender option bonds, which are demand obligations that bear interest at the prevailing short-term, tax-exempt rate. In determining which securities to purchase for the portfolio, the portfolio managers focus on the supply and demand of the security in the market place as well as the current interest rate environment.

The Fund may temporarily invest up to 20% of its assets in high quality, short-term taxable securities under one or more of the following circumstances: (a) pending investment of proceeds from the sale of Fund shares or portfolio securities; (b) pending settlement of purchases of portfolio securities; and (c) to maintain liquidity for the purpose of meeting anticipated redemptions. However, the Fund may temporarily invest up to 100% of its assets in taxable securities for defensive purposes, which may result in the Fund not achieving its investment objective.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the ''Overview of Fund Risks'' on page 1 under the headings:

  Interest Rate Risk
  Credit Risk

Because the taxable money market is a broader and more liquid market and has a greater number of investors, issuers and market makers than the market for short-term, tax-exempt municipal securities, the liquidity of the Fund may not be equal to that of a money market fund which invests exclusively in short-term taxable money market instruments. The more limited marketability of short-term, tax-exempt municipal securities may make it difficult in certain circumstances to dispose of large investments advantageously.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Reserve shares of the Fund in each full calendar year since 11/20/1996. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Reserve Shares (%) 1

1994	1995	1996	1997	1998	1999	2000	2001	2002	2003
			3.66	3.61	3.39	4.33	2.46	0.90	0.40

Best Quarter:	2nd Quarter 2000	+ 1.13%[1]
Worst Quarter:	3rd Quarter 2003	+ 0.05%
Year-to-date total return as of 3/31/2004 is +0.06%.

The next table lists the Fund’s average annual total return for Reserve shares over the past one and five years and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(for the period ended 12/31/2003) 1

	Inception Date of Class	1 year	5 year	10 year	Performance Since 11/20/1996
Reserve	5/1/2001	0.40%	2.28%	N/A	2.68%

1.  Historical performance shown for Reserve shares prior to their inception is based on the performance of Institutional shares, the original class offered. Institutional shares are not offered in this prospectus. These historical returns for Reserve shares have not been adjusted to reflect the effect of the class’ 12b-1 fee. These fees are 0.65% for Reserve shares. Institutional shares pay no 12b-1 fee. If these fees had been reflected, returns would have been lower.

To obtain current yield information call 1.800.343.2898. Clients with more than $1 million in assets should call 1.800.847.5397.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 2/29/2004.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Reserve
Management Fees	0.11%
12b-1 Fees	0.65%
Other Expenses	0.11%
Total Fund Operating Expenses	0.87%

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

After:	Reserve
1 year	$ 89
3 years	$ 278
5 years	$ 482
10 years	$ 1,073

Institutional Treasury Money Market Fund

FUND FACTS:

Goals:

•  Stability of Principal

•  Current Income

•  Liquidity

Principal Investments:

•  Short-term U.S. Treasury Obligations

•  Repurchase Agreements backed by Short-term U.S. Treasury Obligations

Class of Shares Offered in this Prospectus:

•  Reserve

Investment Advisor:

•  Evergreen
Investment
Management
Company, LLC

NASDAQ Symbol:

•  ETVXX

Dividend Payment Schedule:

•  Monthly

INVESTMENT GOAL

The Fund seeks to maintain stability of principal while earning current income and providing liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the ''Overview of Fund Risks'' on page 1.

The Fund will normally invest at least 80% of its assets in short-term U.S. Treasury obligations and repurchase agreements backed by such obligations. U.S. Treasury securities are guaranteed as to principal and interest, and supported by the full faith and credit of the U.S. government.

The Fund maintains an average dollar-weighted maturity of 60 days or less.

The portfolio managers focus primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund will invest in securities of shorter maturities. If interest rates are high, the Fund will generally invest in securities with longer maturities; however, the Fund will not acquire any security with a remaining maturity of greater than 397 days.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the ''Overview of Fund Risks'' on page 1 under the headings:

  Interest Rate Risk
  Credit Risk

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Reserve shares of the Fund in each full calendar year since 11/20/1996. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Reserve Shares (%) 1

1994	1995	1996	1997	1998	1999	2000	2001	2002	2003
			5.49	5.37	4.92	6.16	3.39	1.01	0.30

Best Quarter:	4th Quarter 2000	+ 1.60%[1]
Worst Quarter:	3rd Quarter 2003	+ 0.04%
Year-to-date total return as of 3/31/2004 is +0.04%.

The next table lists the Fund’s average annual total return for Reserve shares over the past one and five years and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(for the period ended 12/31/2003) 1

	Inception Date of Class	1 year	5 year	10 year	Performance Since 11/20/1996
Reserve	5/1/2001	0.30%	3.13%	N/A	3.81%

1.  Historical performance shown for Reserve shares prior to their inception is based on the performance of Institutional shares, the original class offered. Institutional shares are not offered in this prospectus. These historical returns for Reserve shares have not been adjusted to reflect the effect of the class’ 12b-1 fee. These fees are 0.65% for Reserve shares. Institutional shares pay no 12b-1 fee. If these fees had been reflected, returns would have been lower.

To obtain current yield information call 1.800.343.2898. Clients with more than $1 million in assets should call 1.800.847.5397.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 2/29/2004.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Reserve
Management Fees	0.11%
12b-1 Fees	0.65%
Other Expenses	0.09%
Total Fund Operating Expenses	0.85%

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

After:	Reserve
1 year	$ 87
3 years	$ 271
5 years	$ 471
10 years	$ 1,049

Institutional U.S. Government Money Market Fund

FUND FACTS:

Goals:

•  Current Income

•  Preservation of Capital

•  Liquidity

Principal Investment:

•  Short-term U.S. Government Securities

Class of Shares Offered in this Prospectus:

•  Reserve

Investment Advisor:

•  Evergreen
Investment
Management
Company, LLC

NASDAQ Symbol:

•  EGVXX

Dividend Payment Schedule:

•  Monthly

INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income as is consistent with preserving capital and maintaining liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the ''Overview of Fund Risks'' on page 1.

The Fund will normally invest at least 80% of its assets in U.S. government issued money market securities, which are high quality, short-term securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements backed by such securities.

The portfolio managers focus primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund will invest in securities of shorter maturities. If interest rates are high, the Fund will generally invest in securities with longer maturities; however, the Fund will not acquire any security with a remaining maturity of greater than 397 days.

The debt instruments issued and/or guaranteed by the U.S. government, its agencies, or instrumentalities, in which the Fund invests, typically includes mortgage-backed securities, asset-backed securities, and collateralized mortgage obligations (CMOs) issued by the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC). Securities issued by GNMA, but not those issued by FNMA or FHLMC, are backed by the full faith and credit of the U.S. government. Securities issued by FNMA or FHLMC, although chartered or sponsored by Congress, are not funded by congressional appropriations and the securities issued by them are neither guaranteed nor insured by the U.S. government. In general, securities issued by U.S. government-sponsored entities are neither insured nor guaranteed by the U.S. Treasury.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the ''Overview of Fund Risks'' on page 1 under the headings:

  Interest Rate Risk
  Credit Risk

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Reserve shares of the Fund in each full calendar year since 10/1/1999. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Reserve Shares (%) 1

1994	1995	1996	1997	1998	1999	2000	2001	2002	2003
						6.30	3.45	0.96	0.32

Best Quarter:	4th Quarter 2000	+ 1.62%[1]
Worst Quarter:	4th Quarter 2003	+ 0.06%
Year-to-date total return as of 3/31/2004 is +0.05%.

The next table lists the Fund’s average annual total return for Reserve shares over the past year and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(for the period ended 12/31/2003) 1

	Inception Date of Class	1 year	5 year	10 year	Performance Since 10/1/1999
Reserve	5/1/2001	0.32%	N/A	N/A	2.88%

1.  Historical performance shown for Reserve shares prior to their inception is based on the performance of Institutional shares, the original class offered. Institutional shares are not offered in this prospectus. These historical returns for Reserve shares have not been adjusted to reflect the effect of the class’ 12b-1 fee. These fees are 0.65% for Reserve shares. Institutional shares pay no 12b-1 fee. If these fees had been reflected, returns would have been lower.

To obtain current yield information call 1.800.343.2898. Clients with more than $1 million in assets should call 1.800.847.5397.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 2/29/2004.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Reserve
Management Fees	0.12%
12b-1 Fees	0.65%
Other Expenses	0.10%
Total Fund Operating Expenses	0.87%

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

After:	Reserve
1 year	$ 89
3 years	$ 278
5 years	$ 482
10 years	$ 1,073

Prime Cash Management Money Market Fund

FUND FACTS:

Goals:

•  Current Income

•  Stability of Principal

•  Liquidity

Principal Investment:

•  Money Market Instruments

Class of Shares Offered in this Prospectus:

•  Reserve

Investment Advisor:

•  Evergreen
Investment
Management
Company, LLC

NASDAQ Symbol:

•  ERVXX

Dividend Payment Schedule:

•  Monthly

INVESTMENT GOAL

The Fund seeks to provide current income consistent with stability of principal and liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the ''Overview of Fund Risks'' on page 1.

The Fund invests principally in money market instruments (high quality, short-term debt securities), which include notes, bonds, debentures, commercial paper, interests in bank loans to companies, certificates of deposit, bankers’ acceptances and repurchase agreements determined to present minimal credit risk. In addition, the Fund may invest in U.S. Treasury obligations.

The portfolio manager focuses on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund will invest in securities of shorter maturities. If interest rates are high, the Fund will generally invest in securities with longer maturities; however, the Fund will not acquire any security with a remaining maturity of greater than 397 days.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the ''Overview of Fund Risks'' on page 1 under the headings:

  Interest Rate Risk
  Credit Risk

If the Fund invests in bank certificates of deposit and bankers’ acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks, it could be exposed to certain unique risks of foreign investing. For example, political turmoil and economic instability in the countries in which the Fund invests could adversely affect the dividend yield, total return earned on and the value of your investment. Certain foreign countries have less developed and less regulated banking systems and accounting systems than the U.S.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Reserve shares of the Fund in each of the last ten calendar years. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Reserve Shares (%) 1

1994	1995	1996	1997	1998	1999	2000	2001	2002	2003
4.24	5.96	5.42	5.57	5.49	5.11	6.43	4.21	1.75	0.70

Best Quarter:	4th Quarter 2000	+ 1.65%[1]
Worst Quarter:	4th Quarter 2003	+ 0.06%
Year-to-date total return as of 3/31/2004 is +0.06%.

The next table lists the Fund’s average annual total return for Reserve shares over the past one, five and ten years and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(for the period ended 12/31/2003) 1

	Inception Date of Class	1 year	5 year	10 year	Performance Since 12/2/1993
Reserve	6/13/2003	0.70%	3.62%	4.47%	4.46%

1.  Historical performance shown for Reserve shares prior to their inception is based on the performance of Institutional shares. Historical performance for Institutional shares, prior to 6/10/2002, is based on the performance of Institutional shares of the Fund's predecessor fund, Wachovia Prime Cash Management Fund. Institutional shares are not offered in this prospectus. These historical returns for Reserve shares have not been adjusted to reflect the effect of the class’ 12b-1 fee. These fees are 0.65% for Reserve shares. Institutional shares pay no 12b-1 fee. If these fees had been reflected, returns would have been lower.

To obtain current yield information call 1.800.343.2898. Clients with more than $1 million in assets should call 1.800.847.5397.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 2/29/2004.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Reserve
Management Fees [2]	0.20%
12b-1 Fees	0.65%
Other Expenses	0.11%
Total Fund Operating Expenses [3]	0.96%

2.  These fees have been restated to reflect current fees.

3.  The Fund's investment advisor may voluntarily waive its fees and/or reimburse the Fund for certain of its expenses in order to reduce expense ratios. Amounts waived and/or reimbursed may be recouped up to a period of three years following the end of the fiscal year in which the fee waivers and/or expense reimbursements were made. The Fund's investment advisor may cease these voluntary waivers and/or reimbursements at any time. The Annual Fund Operating Expenses listed above do not reflect voluntary fee waivers and/or expense reimbursements. Including current voluntary fee waivers and/or expense reimbursements, Total Fund Operating Expenses were 0.87% for Reserve shares.

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The examples assume a 5% average annual return, the imposition of any fee waivers or expense reimbursements in effect for the periods described above and that you reinvest all of your dividends and distributions. Your actual costs may be higher or lower.

Example of Fund Expenses

After:	Reserve
1 year	$ 98
3 years	$ 306
5 years	$ 531
10 years	$ 1,178

THE FUNDS' INVESTMENT ADVISOR

An investment advisor manages a fund's investments and supervises its daily business affairs. The investment advisor for the Evergreen funds is a subsidiary of Wachovia Corporation (Wachovia), the fourth largest bank holding company in the United States, with over $401 billion in consolidated assets as of 12/31/2003. Wachovia is located at 301 South College Street, Charlotte, North Carolina 28288-0013.

Evergreen Investment Management Company, LLC (EIMC)is the investment advisor to the Funds. EIMC has been managing mutual funds and private accounts since 1932 and managed over $109.4 billion in assets for the Evergreen funds as of 12/31/2003. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

For the fiscal year ended 2/29/2004, the aggregate advisory fee paid to EIMC by each Fund was as follows:

Fund	% of the Fund's average daily net assets
Institutional Money Market Fund	0.11%
Institutional Municipal Money Market Fund	0.11%
Institutional Treasury Money Market Fund	0.11%
Institutional U.S. Government Money Market Fund	0.12%
Prime Cash Management Money Market Fund	0.11%

CALCULATING THE SHARE PRICE

The value of one share of a Fund, also known as the net asset value, or NAV, is calculated by adding up the Fund's total assets, subtracting all liabilities, then dividing the result by the total number of shares outstanding. For Institutional Municipal Money Market Fund, the NAV is calculated at 4 p.m. Eastern time, on each day the New York Stock Exchange is open or as of the time the Exchange closes, if earlier. For Institutional Money Market Fund, Institutional Treasury Money Market Fund, Institutional U.S. Government Money Market Fund and Prime Cash Management Money Market Fund, the NAV is calculated at 5 p.m. Eastern time on each day the New York Stock Exchange is open or as of the time the Exchange closes, if earlier. The NAV of each class of shares is calculated separately.

The price per share you pay for a Fund purchase or the amount you receive for a Fund redemption is based on the next price calculated after the order is received and all required information is provided. The value of your account at any given time is the latest share price multiplied by the number of shares you own. The Funds seek to maintain a constant NAV of $1.00 per share.

Each security held by a Fund is valued on an amortized cost basis according to Rule 2a-7 under the Investment Company Act of 1940. Under this method of valuation, a security is initially valued at its acquisition cost, and thereafter a constant straightline amortization of any discount or premium is assumed each day regardless of the impact of fluctuating interest rates on the market value of the security.

Shareholders whose purchase of shares of a Fund is accepted at or before 12 Noon Eastern time for Institutional Municipal Money Market Fund; and at or before 5 p.m. Eastern time for Institutional Money Market Fund, Institutional Treasury Money Market Fund, Institutional U.S. Government Money Market Fund and Prime Cash Management Money Market Fund, on any day the market is open, except in those cases where the market closes earlier, will receive the dividend declared by the Fund for that day. Shareholders whose purchase of shares is accepted after the times noted above will begin earning dividends on the next business day after the Fund accepts their order.

Closing market prices for foreign securities in particular may not reflect current value as of the time the Fund values its shares. Many foreign markets close substantially before 4:00 p.m. Eastern time, and events occurring after such close may materially affect the value of securities traded in those markets. To address this, the Funds’ fair value pricing policies provide for valuing foreign securities at fair value if an event or development has occurred subsequent to the close of the foreign market that would materially affect the value of the security. Substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. Under the Funds’ fair value pricing policies, the values of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold. As a result of the foregoing, it is possible that fair value prices will be used by the Funds to a significant extent.

HOW TO CHOOSE AN EVERGREEN FUND

When choosing an Evergreen fund, you should:

  Most importantly, read the prospectus to see if the Fund is suitable for you.
  Consider talking to an investment professional. He or she is qualified to give you investment advice based on your investment goals and financial situation and will be able to answer questions you may have after reading the Fund's prospectus. He or she can also assist you through all phases of opening your account.
  Request any additional information you want about the Fund, such as the Statement of Additional Information (SAI), Annual Report or Semi-annual Report by calling 1.800.343.2898. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at EvergreenInvestments.com.

After choosing a Fund, you select a share class. The Funds offer Reserve shares in this prospectus.

Reserve shares are sold without a front-end or deferred sales charge. The minimum initial investment is $1 million, which may be waived in certain situations. There is no minimum amount required for subsequent purchases.

Institutional investors may buy shares through broker-dealers, banks and certain other financial intermediaries, or directly through the Fund’s distributor, Evergreen Investment Services, Inc. (EIS).

Short-Term Trading Policy

Excessive short-term trading in a Fund’s shares by investors can be detrimental to the interests of long-term shareholders. Excessive short-term trading may disrupt portfolio management of the Fund, harm Fund performance, create transaction and other administrative costs that are borne by all shareholders and, ultimately, result in a dilution of or otherwise negatively impact the value of the Fund’s shares.

To limit the negative effects on the Fund of short-term trading, the Fund has adopted certain restrictions on trading by investors. Investors are limited to three “round trip” exchanges per calendar quarter and five “round trip” exchanges per calendar year. A “round trip” exchange occurs when an investor exchanges from one fund to another fund and back to the original fund. In addition, the Fund reserves the right to reject any purchase or exchange, and to terminate an investor’s investment or exchange privileges, if the Fund determines in its sole discretion that the trading activity by the investor may be materially detrimental to the interests of long-term shareholders. The Fund may reject purchases or exchanges, or terminate investment or exchange privileges, even if the investor has not exceeded the three-per-quarter/five-per-year limits described above. In considering whether trading activity may be materially detrimental to the interests of long-term shareholders, the Fund considers a number of factors such as the frequency of trading by the investor, the amount involved in the investor’s trades, and the length of time the investment is held, along with other factors.

The Evergreen funds attempt to enforce the foregoing trading restrictions by monitoring purchases, sales and exchanges on a daily basis. However, there are certain limitations on the Fund's ability to detect and prevent trading that would violate these restrictions. For example, while the Fund has access to trading information relating to investors who trade and hold their shares directly with the Fund, the Fund may not have access to such information for investors who trade through financial intermediaries such as broker/dealers and financial advisors or through retirement plans. Certain financial intermediaries and retirement plans hold their shares or those of their clients through omnibus accounts maintained with the Fund. In the case of omnibus accounts, the Fund does not have access to information regarding trading activity by individual investors, and therefore is unable to monitor for excessive short-term trading or violations of the Fund's trading restrictions. For these and other reasons, it is possible that excessive short-term trading or trading in violation of the Fund's trading restrictions may occur despite the Fund's efforts to prevent them.

HOW TO BUY SHARES
(Institutional Municipal Money Market Fund)

The Funds are intended for investment primarily by institutional customers, certain broker-dealers and other financial institutions. It is expected that the Funds may be particularly suitable for corporate cash managers, municipalities, or other public entities.

Purchase orders will be accepted for execution at the next NAV calculation time after the order is placed, provided that the order is properly submitted and received by Evergreen funds. The NAV calculation time for Institutional Municipal Money Market Fund is 4:00 p.m. Eastern time.

Purchase orders received after such time will be processed at the next day's NAV. A purchase order is considered properly submitted when the transfer agent has received proper notice of the order and federal funds have been received by Evergreen funds at the applicable fund's designated wire bank. All purchases must be made by Federal Funds Wire. Checks and Automated Clearing House System payments will not be accepted.

Method	Opening an Account	Adding to an Account
By Phone or Wire

  Call 1.800.343.2898 (or 1.800.847.5397 for clients with more than $1 million in assets) to set up an account number and get wiring instructions.
  Instruct your bank to wire or transfer your purchase (they may charge a wiring fee).
  Complete the account application and mail to:

Postal Service Address:

Evergreen Investments
P.O. Box 8400
Boston, MA 02266-8400

Overnight Address:

Evergreen Investments
66 Brooks Drive, Suite 8400
Braintree, MA 02184-3800

  Trades accepted after 12:00 Noon Eastern time for Institutional Municipal Money Market Fund on market trading days will receive dividends starting on the next market trading day. [1]

  Call 1.800.343.2898 (or 1.800.847.5397 for clients with more than $1 million in assets) between 8 a.m. and 6 p.m. Eastern time, on any business day to speak with an Evergreen funds service representative.
  If your bank account is set up on file, you can request Federal Funds Wire (offers immediate access to funds).

By Exchange

  You can make an additional investment by exchange from an existing Evergreen funds account by contacting your investment professional or by visiting our website at EvergreenInvestments.com. [2]
  You can only exchange shares from your account within the same class and under the same registration.
  There is no sales charge or redemption fee when exchanging funds within the Evergreen funds family.
  Orders placed before 4 p.m. Eastern time on market trading days will be processed at that day's closing share price. Orders placed after 4 p.m. Eastern time will be processed at the next market trading day's closing price. [1]
  "Round-trip" exchanges are limited to three per calendar quarter, but in no event more than five per calendar year.
  Exchanges between accounts which do not have identical ownership must be made in writing with a signature guarantee. (See "Exceptions: Redemption Requests That Require A Signature Guarantee" under How to Redeem Shares.)

1.  The Fund's shares may be made available through financial service firms which are also investment dealers and which have a service agreement with EIS. The Fund has approved the acceptance of purchase and repurchase request orders effective as of the time of their receipt by certain authorized financial intermediaries or their designees. The Evergreen funds reserve the right to adjust the closing time to coincide with an earlier closing of the market or due to other unusual circumstances. These financial service firms may charge transaction fees.

2.  Once you have authorized either the telephone exchange or redemption service, anyone with a Personal Identification Number (PIN) and the required account information (including your investment professional) can request a telephone transaction in your account. All calls are recorded and may be monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen funds reserve the right to terminate the exchange privilege of any shareholder who exceeds the listed maximum number of exchanges, as well as to reject any large dollar exchange or purchase if placing it would, in the judgment of the portfolio manager, adversely affect the price of the Fund.

HOW TO BUY SHARES
(Institutional Money Market Fund, Institutional Treasury Money Market Fund, Institutional U.S. Government Money Market Fund and Prime Cash Management Money Market Fund)

The Funds are intended for investment primarily by institutional customers, certain broker-dealers and other financial institutions. It is expected that the Funds may be particularly suitable for corporate cash managers, municipalities, or other public entities.

Purchase orders will be accepted for execution at the next NAV calculation time after the order is placed, provided that the order is properly submitted and received by Evergreen funds. The NAV calculation time for the Funds is 5:00 p.m. Eastern time.

Purchase orders received after such time will be processed at the next day's NAV. A purchase order is considered properly submitted when the transfer agent has received proper notice of the order and federal funds have been received by Evergreen funds at the applicable fund's designated wire bank. All purchases must be made by Federal Funds Wire. Checks and Automated Clearing House System payments will not be accepted.

Method	Opening an Account	Adding to an Account
By Phone or Wire

  Call 1.800.847.5397 to set up an account and get wiring instructions.
  Trades accepted after 5 p.m. Eastern time for Institutional Money Market Fund, Institutional Treasury Money Market Fund, Institutional U.S. Government Money Market Fund and Prime Cash Management Money Market Fund on market trading days will receive dividends starting on the next market trading day.
Call your investment professional or call Evergreen funds directly at 1.800.847.5397. [1]
By Exchange

  Complete an account application and mail to:

Postal Service Address:

Evergreen Investments
P.O. Box 8400
Boston, MA 02266-8400

Overnight Address:

Evergreen Investments
66 Brooks Drive, Suite 8400
Braintree, MA 02184-3800

  You can make an additional investment by exchange from your account in one or more of the Institutional Money Market Funds by contacting your investment professional. [2]
  You can only exchange shares within the same class of the Institutional Money Market Funds.
  There is no sales charge or redemption fee when exchanging funds within any of the Institutional Money Market Funds.
  Exchanges between accounts which do not have identical ownership must be made in writing with a signature guarantee. (See "Exceptions: Redemption Requests That Require A Signature Guarantee" under How to Redeem Shares.)

1.  Orders should be placed as early in the day as possible and advance notice of large purchase provided to Evergreen funds at 1.800.847.5397.

2.  Once you have authorized either the telephone exchange or redemption service, anyone with the required account information (including your investment professional) can request a telephone transaction in your account. All calls are recorded and may be monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen funds reserve the right to terminate the exchange privilege of any shareholder who exceeds the listed maximum number of exchanges, as well as to reject any large dollar exchange or purchase if placing it would, in the judgment of the portfolio manager, adversely affect the price of the Fund.

HOW TO REDEEM SHARES
(Institutional Municipal Money Market Fund)

Redemption orders will be processed at the next NAV calculation time after the order is placed, provided that the order is properly submitted and received by Evergreen funds. The NAV calculation time for Institutional Municipal Money Market Fund is 4:00 p.m. Eastern time.

Redemption orders received after such time will be processed at the next day's NAV. Payment for redeemed shares is normally made by Federal Funds Wire to the commercial bank designated on your account application. Redemption requests received in good order prior to 12 Noon Eastern time for Institutional Municipal Money Market Fund will be completed the same day.

You should place redemption requests as early in the day as possible and provide advance notice of large redemptions to Evergreen funds at 1.800.847.5397.

We offer you several convenient ways to redeem your shares in any of the Evergreen funds:

Methods	Requirements
Call Us

  Call 1.800.343.2898 (or 1.800.847.5397 for clients with more than $1 million in assets) between 8 a.m. and 6 p.m. Eastern time, on any business day, to speak with an Evergreen funds service representative.
  This service must be authorized ahead of time, and is only available for regular accounts. [1]
  All authorized requests made before 4 p.m. Eastern time on market trading days will be processed at that day's closing price. Requests made after 4 p.m. Eastern time will be processed the next market trading day. [2]
  We can either:
    wire the proceeds into your bank account (service charges may apply)
    electronically transmit the proceeds into your bank account via the Automated Clearing House service mail you a check.
  All telephone calls are recorded and may be monitored for your protection. We are not responsible for acting on telephone orders we believe are genuine.
  See "Exceptions: Redemption Requests That Require a Signature Guarantee" below for requests that must be made in writing with your signature guaranteed.

Write Us

  You can mail a redemption request to:

Postal Service Address:

Evergreen Investments
P.O. Box 8400
Boston, MA 02266-8400

Overnight Address:

Evergreen Investments
66 Brooks Drive, Suite 8400
Braintree, MA 02184-3800

  Your letter of instructions must:
    list the Fund name and the account number
    indicate the number of shares or dollar value you wish to redeem be signed by the registered owner(s).
  See "Exceptions: Redemption Requests That Require a Signature Guarantee" below for requests that must be signature guaranteed.

Redeem Your Shares in Person	You may also redeem your shares by contacting your investment professional or an Evergreen funds service representative. A fee may be charged for this service.

1.  Once you have authorized either the telephone exchange or redemption service, anyone with a Personal Identification Number (PIN) and the required account information (including your investment professional) can request a telephone transaction in your account. All calls are recorded and may be monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen funds reserve the right to terminate the exchange privilege of any shareholder who exceeds the listed maximum number of exchanges, as well as to reject any large dollar exchange or purchase if placing it would, in the judgment of the portfolio manager, adversely affect the price of the Fund.

2.  The Fund's shares may be made available through financial service firms which are also investment dealers and which have a service agreement with EIS. The Fund has approved the acceptance of purchase and repurchase request orders effective as of the time of their receipt by certain authorized financial intermediaries or their designees. The Evergreen funds reserve the right to adjust the closing time to coincide with an earlier closing of the market or due to other unusual circumstances. These financial service firms may charge transaction fees.

Timing of Proceeds

Normally, we will send your redemption proceeds on the next business day after we receive your request; however, we reserve the right to wait up to ten business days to redeem any investments made by check or Automated Clearing House transfer. We also reserve the right to redeem in kind, under certain circumstances, by paying you the proceeds of a redemption in securities rather than in cash, and to redeem the remaining amount in the account if your redemption brings the account balance below the initial minimum amount.

Exceptions: Redemption Requests That Require A Signature Guarantee

To protect you and the Evergreen funds against fraud, certain redemption requests must be made in writing with your signature guaranteed. A signature guarantee can be obtained at most banks and securities dealers. A notary public is not authorized to provide a signature guarantee. The following circumstances require signature guarantees:

  You want the proceeds transmitted into a bank account not listed on the account.
  You want the proceeds payable to anyone other than the registered owner(s) of the account.
  Either your address or the address of your bank account has been changed within 30 days.

Who Can Provide A Signature Guarantee:

  Commercial Bank
  Trust Company
  Savings Association
  Credit Union
  Member of a U.S. stock exchange

HOW TO REDEEM SHARES
(Institutional Money Market Fund, Institutional Treasury Money Market Fund, Institutional U.S. Government Money Market Fund and Prime Cash Management Money Market Fund)

Redemption orders will be processed at the next NAV calculation time after the order is placed, provided that the order is properly submitted and received by Evergreen funds. The NAV calculation time for the Funds is 5:00 p.m. Eastern time.

Redemption orders received after such times will be processed at the next day's NAV. Payment for redeemed shares is normally made by Federal Funds Wire to the commercial bank designated on your account application. Redemption requests received in good order prior to 5:00 p.m. Eastern time for the Funds will be completed the same day.

You should place redemption requests as early in the day as possible and provide advance notice of large redemptions to Evergreen funds at 1.800.847.5397.

Methods	Requirements
Call Us [1]

  Call your investment professional or call Evergreen funds directly at 1.800.847.5397 between 8 a.m. and 6 p.m. Eastern time, on any business day. [2]
  All telephone calls are recorded and may be monitored for your protection. We are not responsible for acting on telephone orders we believe are genuine.
  See "Exceptions: Redemption Requests That Require a Signature Guarantee" below for requests that must be made in writing with your signature guaranteed.

Write Us

  You can mail a redemption request to:

Postal Service Address:

Evergreen Investments
P.O. Box 8400
Boston, MA 02266-8400

Overnight Address:

Evergreen Investments
66 Brooks Drive, Suite 8400
Braintree, MA 02184-3800

  Your letter of instructions must:
    list the Fund name and the account number
    indicate the number of shares or dollar value you wish to redeem be signed by the registered owner(s).
  See "Exceptions: Redemption Requests That Require a Signature Guarantee" below for requests that must be signature guaranteed.

Redeem Your Shares in Person	You may also redeem your shares by contacting your investment professional. A fee may be charged for this service.

1.  Once you have authorized either the telephone exchange or redemption service, anyone with the required account information (including your investment professional) can request a telephone transaction in your account. All calls are recorded and may be monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen funds reserve the right to terminate the exchange privilege of any shareholder who exceeds the listed maximum number of exchanges, as well as to reject any large dollar exchange or purchase if placing it would, in the judgment of the portfolio manager, adversely affect the price of the Fund.

2.  The Fund's shares may be made available through financial service firms which are also investment dealers and which have a service agreement with EIS. The Fund has approved the acceptance of purchase and repurchase request orders effective as of the time of their receipt by certain authorized financial intermediaries or their designees. The Evergreen funds reserve the right to adjust the closing time to coincide with an earlier closing of the market or due to other unusual circumstances. These financial service firms may charge transaction fees.

Timing of Proceeds

Normally, we will send your redemption proceeds for orders received prior to the NAV calculation time via Federal Funds Wire on the same day. We also reserve the right to redeem in kind, under certain circumstances, by paying you the proceeds of a redemption in securities rather than in cash, and to redeem the remaining amount in the account if your redemption brings the account balance below the initial minimum amount.

Exceptions: Redemption Requests That Require A Signature Guarantee

To protect you and the Evergreen funds against fraud, certain redemption requests must be made in writing with your signature guaranteed. A signature guarantee can be obtained at most banks and securities dealers. A notary public is not authorized to provide a signature guarantee. The following circumstances require signature guarantees:

  You want the proceeds transmitted into a bank account not listed on the account.
  You want the proceeds payable to anyone other than the registered owner(s) of the account.
  Either your address or the address of your bank account has been changed within 30 days.

Who Can Provide A Signature Guarantee

  Commercial Bank
  Trust Company
  Savings Association
  Credit Union
  Member of a U.S. stock exchange

OTHER SERVICES

Automatic Reinvestment of Distributions

For the convenience of investors, all dividends and capital gains distributions are automatically reinvested, unless you request otherwise. Distributions can be made by check or electronic transfer through the Automated Clearing House to your bank account. The details of your dividends and other distributions will be included on your statement.

THE TAX CONSEQUENCES OF INVESTING
IN THE FUNDS

You will be taxed on fund distributions which may consist of dividends and capital gains. However, the sale of money market fund shares typically is not a tax reportable event because the net asset value of the shares generally would not change.

Fund Distributions

A mutual fund passes along to all of its shareholders the net income or profits it receives from its investments. The shareholders of the fund then pay any taxes due, whether they receive these distributions in cash or elect to have them reinvested. Institutional Municipal Money Market Fund expects that substantially all of its regular dividends will be exempt from federal income tax, other than the alternative minimum tax. Otherwise, the Funds will distribute two types of taxable income to you:

  Dividends. To the extent that regular dividends are derived from investment income that is not tax-exempt, or from short-term capital gains, you will have to include them in your federal taxable income. Each Fund pays a monthly dividend from the interest income it receives on securities in which it invests. Dividends are paid on shares for which proper payment has been received. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares of your account are redeemed, you will receive dividends payable up to the date of redemption with the proceeds of the redemption. Money market funds are not expected to pay dividends that qualify for the 15% rate of tax for individuals because all money market fund income is generally derived from interest and not dividend income.
  Capital Gains. When a mutual fund sells a security it owns for a profit, the result is a capital gain. The Funds generally distribute capital gains, if any, at least once a year, near the end of the calendar year. Short-term capital gains reflect securities held by the Fund for a year or less and are considered ordinary income just like dividends. Profits on securities held longer than 12 months are considered long-term capital gains when they are distributed to shareholders. Individual shareholders receiving such distributions are taxed at a maximum rate no higher than 15%.

Dividend and Capital Gain Reinvestment

Unless you choose otherwise on the account application, all dividends will be reinvested. Distribution checks that are returned and distribution checks that are uncashed when the shareholder has failed to respond to mailings from the shareholder servicing agent will automatically be reinvested. No interest will accrue on amounts represented by uncashed distribution or redemption checks. We will send you a statement each January with the federal tax status of dividends and distributions paid by the Fund during the previous calendar year.

Profits You Realize When You Redeem Shares

When you sell shares in a mutual fund, whether by redeeming or exchanging, you have created a taxable event. You must report any gain or loss on your tax return unless the transaction was entered into by a tax-deferred retirement plan. It is your responsibility to keep accurate records of your mutual fund transactions. You will need this information when you file your income tax return, since you must report any capital gain or loss you incur when you sell shares. Remember, an exchange is a purchase and a sale for tax purposes.

Tax Reporting

Evergreen Service Company, LLC provides you and the IRS with a tax statement of your dividend and capital gains distributions for each calendar year on Form 1099 DIV. Proceeds from a sale, except for money market transactions, are reported on Form 1099B. You must report these on your tax return. You could pay a penalty if you neglect to report them. You may obtain a copy of the Evergreen Service Company, LLC tax information guide at EvergreenInvestments.com. Please consult your tax advisor for further information regarding the federal, state and local tax consequences of an investment in a fund.

FEES AND EXPENSES OF THE FUNDS

Every mutual fund has fees and expenses that are assessed either directly or indirectly. This section describes each of those fees.

Management Fee

The management fee pays for the normal expenses of managing the Fund, including portfolio manager salaries, research costs, corporate overhead expenses and related expenses.

12b-1 Fees

The Trustees of the Evergreen funds have approved a policy to assess annual 12b-1 fees of up to 0.75% of the Reserve shares' average daily net assets. However, currently the 12b-1 fees are limited to 0.65% of the Reserve shares' average daily net assets. These fees increase the cost of your investment. The purpose of the 12b-1 fees is to promote the sale of more shares of the Funds to the public. The Funds may use 12b-1 fees for advertising and marketing and as a "service fee" to broker-dealers, banks and other financial institutions for additional shareholder services and/or the maintenance of accounts.

Other Expenses

Other expenses include miscellaneous fees from affiliated and outside service providers. These may include legal, audit, custodial and safekeeping fees, the printing and mailing of reports and statements, automatic reinvestment of distributions and other conveniences for which the shareholder pays no transaction fees.

Total Fund Operating Expenses

The total cost of running the Fund is called the expense ratio. As a shareholder, you are not charged these fees directly; instead they are taken out before the Fund’s NAV is calculated, and are expressed as a percentage of the Fund’s average daily net assets. The effect of these fees is reflected in the performance results for that share class. Because these fees are not charged directly to your account, investors should examine them closely in the prospectus, especially when comparing one fund with another fund in the same investment category. There are three things to remember about expense ratios: (i) your total return in the Fund is reduced in direct proportion to the fees; (ii) expense ratios can vary greatly between funds and fund families, from under 0.25% to over 3.00%; and (iii) the Fund’s investment advisor may waive a portion of the Fund’s expenses for a period of time, reducing its expense ratio.

Recoupment of Previously Waived Expenses

From time to time, the Funds' investment advisor may voluntarily or contractually waive its fees and/or reimburse expenses in order to limit a Fund's operating expenses. The amount of any fees or expenses waived or reimbursed is subject to later recoupment by the investment advisor for a period of up to three fiscal years following the year in which the waiver or reimbursement occurred. For more complete information regarding the current status of any possible recoupment for previously waived or reimbursed fees, including the amount, please see each Fund's latest Annual or Semi-annual Report.

Additional Compensation to Financial Services Firms

EIMC or EIS has entered into revenue sharing arrangements under which EIMC or EIS, as the case may be, makes payments to financial services firms that are intended to provide incentives for the sale of shares of Evergreen funds or to compensate the intermediary for marketing or marketing support activities. Payments under these arrangements are made from EIMC’s or EIS’s resources, as the case may be, and are in addition to any front-end sales charges, up-front commissions, Rule 12b-1 fees or other payments made or incentives provided to the financial services firm. The amounts of these payments typically are calculated as a percentage of sales made to and/or assets held by customers of the financial services firm. Please contact your investment professional for more details regarding these arrangements. Please contact an Evergreen funds service representative for a listing of financial services firms with whom we have such arrangements.

FINANCIAL HIGHLIGHTS

This section looks in detail at the results for one share in the Reserve share class of the Funds - how much income it earned, how much of this income was passed along as a distribution and how much the return was reduced by expenses. The tables for each Fund have been derived from financial information audited by KPMG LLP, the Funds' independent auditors. For a more complete picture of the Funds' financial statements, please see each Fund's Annual Report as well as the SAI, which is available upon request.

Institutional Money Market Fund

Year Ended February 28,
RESERVE SHARES	2004 [1]	2003	2002 [2]
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00
Income from investment operations
Net investment income	0.004	0.011	0.021

Distributions to shareholders from
Net investment income	- 0.004	- 0.011	- 0.021

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00
Total return	0.40%	1.09%	2.12%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 27,444	$ 25,146	$ 20,408
Ratios to average net assets
Expenses [3]	0.86%	0.86%	0.87%[4]
Net investment income	0.40%	1.06%	2.35%[4]

1.  Year ended February 29.

2.  For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

3.  The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

4.  Annualized

Institutional Municipal Money Market Fund

Year Ended February 28,
RESERVE SHARES	2004 [1]	2003	2002 [2]
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00
Income from investment operations
Net investment income	0.004	0.009	0.013

Distributions to shareholders from
Net investment income	- 0.004	- 0.009	- 0.013

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00
Total return	0.36%	0.86%	1.35%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 1	$ 1	$ 1
Ratios to average net assets
Expenses [3]	0.82%	0.79%	0.89%[4]
Net investment income	0.43%	0.88%	1.79%[4]

1.  Year ended February 29.

2.  For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

3.  The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

4.  Annualized

Institutional Treasury Money Market Fund

Year Ended February 28,
RESERVE SHARES	2004 [1]	2003	2002 [2]
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00
Income from investment operations
Net investment income	0.002	0.009	0.018
Distributions to shareholders from
Net investment income	- 0.002	- 0.009	- 0.018
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00
Total return	0.25%	0.90%	1.82%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 112,662	$ 156,877	$ 90,601
Ratios to average net assets
Expenses [3]	0.85%	0.85%	0.88%[4]
Net investment income	0.26%	0.89%	1.70%[4]

1.  Year ended February 29.

2.  For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

3.  The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

4.  Annualized

Institutional U.S. Government Money Market Fund

Year Ended February 28,
RESERVE SHARES	2004 [1]	2003	2002 [2]
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00
Income from investment operations
Net investment income	0.003	0.009	0.019
Distributions to shareholders from
Net investment income	- 0.003	- 0.009	- 0.019
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00
Total return	0.28%	0.86%	1.88%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 754	$ 2,342	$ 11,240
Ratios to average net assets
Expenses [3]	0.87%	0.86%	0.85%[4]
Net investment income	0.29%	0.91%	2.18%[4]

1.  Year ended February 29.

2.  For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

3.  The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

4.  Annualized

Prime Cash Management Money Market Fund

Year Ended
RESERVE SHARES	February 29, 2004 [1]
Net asset value, beginning of period	$ 1.00
Income from investment operations
Net investment income	0.002

Distributions to shareholders from
Net investment income	- 0.002

Net asset value, end of period	$ 1.00
Total return	0.18%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 5,062
Ratios to average net assets
Expenses [2]	0.88%[3]
Net investment income	0.27%[3]

1.  For the period from June 13, 2003 (commencement of class operations), to February 29, 2004.

2.  The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

3.  Annualized

OTHER FUND PRACTICES

Taxable securities in which Institutional Municipal Money Market Fund may invest on a short-term basis include obligations of the U.S. government, its agencies or instrumentalities, including repurchase agreements with banks or securities dealers involving such securities; time deposits maturing in not more than seven days; other debt securities rated within the two highest rating categories by any nationally recognized statistical ratings organization; commercial paper rated in the highest grade by Moody's Investors Service, Inc. or Standard & Poor's Ratings Services; and certificates of deposit issued by U.S. branches of U.S. banks with assets of $1 billion or more.

Please consult the SAI for more information regarding these and other investment practices used by the Funds, including risks.

Evergreen Express Line

Call 1.800.346.3858

24 hours a day to

  check your account
  order a statement
  get a Fund’s current price, yield and total return
  buy, redeem or exchange Fund shares

Shareholder/Investor Services

Call 1.800.343.2898 (or 1.800.847.5397 for clients with more than $1 million in assets)

Monday-Friday, 8 a.m. to 6 p.m. Eastern time to

  buy, redeem or exchange Fund shares
  order applications
  get assistance with your account
  obtain a Fund's current yield information

Information Line for Hearing and Speech Impaired (TTY/TDD)

Call 1.800.343.2888

Monday-Friday, 8 a.m. to 6 p.m. Eastern time

Write us a letter

•  Evergreen Investments

•  P.O. Box 8400

•  Boston, MA 02266-8400

  to buy, redeem or exchange Fund shares
  to change the registration on your account
  for general correspondence

For express, registered or certified mail

•  Evergreen Investments

•  66 Brooks Drive, Suite 8400

•  Braintree, MA 02184-3800

Visit us on-line

•  EvergreenInvestments.com

Regular communications you will receive
Account Statements— You will receive quarterly statements for each Fund you invest in. Please review and promptly notify Evergreen funds of any inaccuracies.

Confirmation Notices— A confirmation of your transaction is sent within five days. Please review and promptly notify Evergreen funds of any inaccuracies.

Annual and Semi-annual Reports— You will receive a detailed financial report on each Fund you invest in twice a year.

Tax Forms— Each January you will receive any Fund tax information you need to complete your tax returns.

For More Information About the Evergreen Institutional Money Market Funds, Ask for:

  Each Fund's most recent Annual or Semi-annual Report, which contains a complete financial accounting for each Fund and a complete list of each Fund's portfolio holdings as of a specific date, as well as commentary from each Fund’s portfolio managers. These reports discuss the market conditions and investment strategies that significantly affected the Funds' performance during the most recent fiscal year or period.
  The Statement of Additional Information (SAI), which contains more detailed information about the policies and procedures of the Funds. The SAI has been filed with the Securities and Exchange Commission (SEC) and its contents are legally considered to be part of this prospectus.

For questions, other information, or to request a copy, without charge, of any of the documents, call 1.800.343.2898 or ask your investment professional. We will mail material within three business days. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at EvergreenInvestments.com.

Information about these Funds (including the SAI) is also available on the SEC's Internet website at http://www.sec.gov. Copies of this material may be obtained, for a duplication fee, by writing the SEC Public Reference Section, Washington D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov. This material can also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, call the SEC at 1.202.942.8090.

•  Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.,

•  200 Berkeley Street, Boston, MA 02116-5034. 558066 RV4 (7/04)

SEC File No.: 811-08405

•  Evergreen Investments

•  200 Berkeley Street

•  Boston, MA 02116-5034

EVERGREEN SELECT MONEY MARKET TRUST

PART A

PROSPECTUS

RESOURCE SHARES

Prospectus, July 1, 2004

Evergreen
Institutional Money Market Funds

Evergreen Institutional Money Market Fund
Evergreen Institutional Municipal Money Market Fund
Evergreen Institutional Treasury Money Market Fund
Evergreen Institutional U.S. Government Money Market Fund
Evergreen Prime Cash Management Money Market Fund
Resource shares

The Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. Anyone who tells you otherwise is committing a crime.

FUND RISK/RETURN SUMMARIES:

Overview of Fund Risks
Evergreen Institutional Money Market Fund
Evergreen Institutional Municipal Money Market Fund
Evergreen Institutional Treasury Money Market Fund
Evergreen Institutional U.S. Government Money Market Fund
Evergreen Prime Cash Management Money Market Fund

GENERAL INFORMATION:

The Funds' Investment Advisor
Calculating the Share Price
How to Choose an Evergreen Fund
How to Buy Shares (Institutional Municipal Money Market Fund)
How to Buy Shares (Institutional Money Market Fund, Institutional Treasury Money Market Fund, Institutional U.S. Government Money Market Fund and Prime Cash Management Money Market Fund)
How to Redeem Shares (Institutional Municipal Money Market Fund)
How to Redeem Shares (Institutional Money Market Fund, Institutional Treasury Money Market Fund, Institutional U.S. Government Money Market Fund and Prime Cash Management Money Market Fund)
Other Services
The Tax Consequences of Investing in the Funds
Fees and Expenses of the Funds
Financial Highlights
Other Fund Practices

In general,

the Funds included in this prospectus provide investors with a selection of investment alternatives which seek a high rate of current income consistent with stability of principal and liquidity. Evergreen Institutional Municipal Money Market Fund also seeks current income which is exempt from regular federal income tax.

Fund Summaries Key

Each Fund's summary is organized around the following basic topics and questions:

INVESTMENT GOAL

What is the Fund's financial objective? You can find clarification on how the Fund seeks to achieve its objective by looking at the Fund's strategy and investment policies. The Fund's Board of Trustees can change the investment objective without a shareholder vote.

INVESTMENT STRATEGY

How does the Fund go about trying to meet its goals? What types of investments does it contain? What style of investing and investment philosophy does it follow? Does it have limits on the amount invested in any particular type of security?

RISK FACTORS

What are the specific risks for an investor in the Fund?

PERFORMANCE

How well has the Fund performed in the past year? The past five years? The past ten years?

EXPENSES

How much does it cost to invest in the Fund?

Overview of Fund Risks

Institutional Money Market Funds

typically rely on a combination of the following strategies:

  maintaining $1.00 per share net asset value;
  investing in high quality, short-term money market instruments, including U.S. government securities;
  investing in compliance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments; and
  selling a portfolio investment: i) when the issuer's investment fundamentals begin to deteriorate; ii) to take advantage of more attractive yield opportunities; iii) when the investment no longer appears to meet the Fund's investment objective; iv) when the Fund must meet redemptions; or v) for other investment reasons which a portfolio manager deems necessary.

may be appropriate for investors who:

  are seeking a conservative investment which invests in relatively safe securities;
  are seeking a fund for short-term investment; and
  are seeking liquidity.

Following this overview, you will find information on each Fund's specific investment strategies and risks.

Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

Risk Factors For All Mutual Funds

Please remember that an investment in a mutual fund is:

  not guaranteed to achieve its investment goal;
  not a deposit with a bank;
  not insured, endorsed or guaranteed by the FDIC or any government agency; and
  subject to investment risks.

The following are some of the most important factors that may affect the value of your investment. Other factors may be described in the discussion following this overview:

Interest Rate Risk

When interest rates go up, the value of debt securities tends to fall. Since the Fund invests a significant portion of its portfolio in debt securities, if interest rates rise, then the value of the Fund's investments in debt securities and its yield may decline. If interest rates go down, interest earned by the Fund on its debt investments may also decline, which could cause the Fund to reduce the dividends it pays. The longer the term of a debt security held by the Fund, the more the Fund is subject to interest rate risk.

Credit Risk

The value of a debt security is directly affected by the issuer's ability to repay principal and pay interest on time. Since the Fund invests in debt securities, the value of the Fund's investments in debt securities and its yield may decline if an issuer fails to pay an obligation on a timely basis. The Fund may also be subject to credit risk to the extent it engages in transactions, such as repurchase agreements, which involve a promise by a third party to honor an obligation to the Fund. Such third party may be unwilling or unable to honor its financial obligations.

Institutional Money Market Fund

FUND FACTS:

Goals:

•  Current Income

•  Preservation of Capital

•  Liquidity

Principal Investment:

•  Money Market Instruments

Class of Shares Offered in this Prospectus:

•  Resource

Investment Advisor:

•  Evergreen
Investment
Management
Company, LLC

NASDAQ Symbol:

•  EMOXX

Dividend Payment Schedule:

•  Monthly

INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income as is consistent with preserving capital and providing liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the ''Overview of Fund Risks'' on page 1.

The Fund invests principally in money market securities including short-term corporate debt obligations (such as fixed, variable or floating rate securities), certificates of deposit and bankers' acceptances, commercial paper, municipal securities and repurchase agreements determined to present minimal credit risk.

In addition, the Fund may invest in U.S. Treasury obligations and short-term securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The Fund may invest up to 30% of its assets in bank certificates of deposit and bankers' acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks. The Fund may also invest in bank obligations.

The portfolio managers focus primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund will invest in securities of shorter maturities. If interest rates are high, the Fund will generally invest in securities with longer maturities; however, the Fund will not acquire any security with a remaining maturity of greater than 397 days.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the ''Overview of Fund Risks'' on page 1 under the headings:

  Interest Rate Risk
  Credit Risk

In addition to interest rate risk and credit risk, the Fund is subject to risks associated with obligations of the Inter-American Development Bank and the World Bank (formerly known as the International Bank for Reconstruction and Development). Because these banks are supported only by appropriated but unpaid commitments of member countries, there is no assurance that the commitments will be undertaken in the future.

If the Fund invests in bank certificates of deposit and bankers’ acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks, it could be exposed to certain unique risks of foreign investing. For example, political turmoil and economic instability in the countries in which the Fund invests could adversely affect the dividend yield, total return earned on and the value of your investment. Certain foreign countries have less developed and less regulated banking systems and accounting systems than the U.S.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Resource shares of the Fund in each full calendar year since 11/19/1996. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Resource Shares (%) 1

1994	1995	1996	1997	1998	1999	2000	2001	2002	2003
			5.70	5.63	5.25	6.46	3.70	1.05	0.30

Best Quarter:	4th Quarter 2000	+ 1.66%[1]
Worst Quarter:	3rd Quarter 2003	+ 0.04%
Year-to-date total return as of 3/31/2004 is +0.04%.

The next table lists the Fund’s average annual total return for Resource shares over the past one and five years and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(for the period ended 12/31/2003) 1

	Inception Date of Class	1 year	5 year	10 year	Performance Since 11/19/1996
Resource	5/1/2001	0.30%	3.33%	N/A	4.02%

1.  Historical performance shown for Resource shares prior to their inception is based on the performance of Institutional shares, the original class offered. Institutional shares are not offered in this prospectus. These historical returns for Resource shares have not been adjusted to reflect the effect of the class’ 12b-1 fee. These fees are 0.80% for Resource shares. Institutional shares pay no 12b-1 fee. If these fees had been reflected, returns would have been lower.

To obtain current yield information call 1.800.343.2898. Clients with more than $1 million in assets should call 1.800.847.5397.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 2/29/2004.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Resource
Management Fees	0.11%
12b-1 Fees	0.80%
Other Expenses	0.10%
Total Fund Operating Expenses	1.01%

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

After:	Resource
1 year	$ 103
3 years	$ 322
5 years	$ 558
10 years	$ 1,236

Institutional Municipal Money Market Fund

FUND FACTS:

Goals:

•  High Current Income Exempt from Regular Federal Income Tax

•  Preservation of Capital

•  Liquidity

Principal Investment:

•  Municipal Money Market Securities

Class of Shares Offered in this Prospectus:

•  Resource

Investment Advisor:

•  Evergreen
Investment
Management
Company, LLC

NASDAQ Symbol:

•  EIOXX

Dividend Payment Schedule:

•  Monthly

INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income exempt from regular federal income tax, as is consistent with preserving capital and providing liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the ''Overview of Fund Risks'' on page 1.

The Fund invests at least 80% of its assets in municipal money market securities (including fixed, variable or floating rate general obligation and revenue bonds; tax, bond and revenue anticipation notes; and commercial paper obligations), the interest from which is exempt from federal income tax, other than the alternative minimum tax.

The Fund invests in municipal money market securities determined to present minimal credit risk and issued by any U.S. state, the District of Columbia and their political subdivisions. The Fund also invests in tender option bonds, which are demand obligations that bear interest at the prevailing short-term, tax-exempt rate. In determining which securities to purchase for the portfolio, the portfolio managers focus on the supply and demand of the security in the market place as well as the current interest rate environment.

The Fund may temporarily invest up to 20% of its assets in high quality, short-term taxable securities under one or more of the following circumstances: (a) pending investment of proceeds from the sale of Fund shares or portfolio securities; (b) pending settlement of purchases of portfolio securities; and (c) to maintain liquidity for the purpose of meeting anticipated redemptions. However, the Fund may temporarily invest up to 100% of its assets in taxable securities for defensive purposes, which may result in the Fund not achieving its investment objective.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the ''Overview of Fund Risks'' on page 1 under the headings:

  Interest Rate Risk
  Credit Risk

Because the taxable money market is a broader and more liquid market and has a greater number of investors, issuers and market makers than the market for short-term, tax-exempt municipal securities, the liquidity of the Fund may not be equal to that of a money market fund which invests exclusively in short-term taxable money market instruments. The more limited marketability of short-term, tax-exempt municipal securities may make it difficult in certain circumstances to dispose of large investments advantageously.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Resource shares of the Fund in each full calendar year since 11/20/1996. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Resource Shares (%) 1

1994	1995	1996	1997	1998	1999	2000	2001	2002	2003
			3.66	3.61	3.39	4.33	2.36	0.75	0.28

Best Quarter:	2nd Quarter 2000	+ 1.13%[1]
Worst Quarter:	3rd Quarter 2003	+ 0.03%
Year-to-date total return as of 3/31/2004 is +0.04%.

The next table lists the Fund’s average annual total return for Resource shares over the past one and five years and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(for the period ended 12/31/2003) 1

	Inception Date of Class	1 year	5 year	10 year	Performance Since 11/20/1996
Resource	5/1/2001	0.28%	2.21%	N/A	2.63%

1.  Historical performance shown for Resource shares prior to their inception is based on the performance of Institutional shares, the original class offered. Institutional shares are not offered in this prospectus. These historical returns for Resource shares have not been adjusted to reflect the effect of the class’ 12b-1 fee. These fees are 0.80% for Resource shares. Institutional shares pay no 12b-1 fee. If these fees had been reflected, returns would have been lower.

To obtain current yield information call 1.800.343.2898. Clients with more than $1 million in assets should call 1.800.847.5397.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 2/29/2004.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Resource
Management Fees	0.11%
12b-1 Fees	0.80%
Other Expenses	0.11%
Total Fund Operating Expenses	1.02%

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

After:	Resource
1 year	$ 104
3 years	$ 325
5 years	$ 563
10 years	$ 1,248

Institutional Treasury Money Market Fund

FUND FACTS:

Goals:

•  Stability of Principal

•  Current Income

•  Liquidity

Principal Investments:

•  Short-term U.S. Treasury Obligations

•  Repurchase Agreements backed by Short-term U.S. Treasury Obligations

Class of Shares Offered in this Prospectus:

•  Resource

Investment Advisor:

•  Evergreen
Investment
Management
Company, LLC

NASDAQ Symbol:

•  EOTXX

Dividend Payment Schedule:

•  Monthly

INVESTMENT GOAL

The Fund seeks to maintain stability of principal while earning current income and providing liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the ''Overview of Fund Risks'' on page 1.

The Fund will normally invest at least 80% of its assets in short-term U.S. Treasury obligations and repurchase agreements backed by such obligations. U.S. Treasury securities are guaranteed as to principal and interest, and supported by the full faith and credit of the U.S. government.

The Fund maintains an average dollar-weighted maturity of 60 days or less.

The portfolio managers focus primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund will invest in securities of shorter maturities. If interest rates are high, the Fund will generally invest in securities with longer maturities; however, the Fund will not acquire any security with a remaining maturity of greater than 397 days.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the ''Overview of Fund Risks'' on page 1 under the headings:

  Interest Rate Risk
  Credit Risk

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Resource shares of the Fund in each full calendar year since 11/20/1996. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Resource Shares (%) 1

1994	1995	1996	1997	1998	1999	2000	2001	2002	2003
			5.49	5.37	4.92	6.16	3.29	0.86	0.16

Best Quarter:	4th Quarter 2000	+ 1.60%[1]
Worst Quarter:	4th Quarter 2003	+ 0.01%
Year-to-date total return as of 3/31/2004 is +0.01%.

The next table lists the Fund’s average annual total return for Resource shares over the past one and five years and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(for the period ended 12/31/2003) 1

	Inception Date of Class	1 year	5 year	10 year	Performance Since 11/20/1996
Resource	5/1/2001	0.16%	3.05%	N/A	3.76%

1.  Historical performance shown for Resource shares prior to their inception is based on the performance of Institutional shares, the original class offered. Institutional shares are not offered in this prospectus. These historical returns for Resource shares have not been adjusted to reflect the effect of the class’ 12b-1 fee. These fees are 0.80% for Resource shares. Institutional shares pay no 12b-1 fee. If these fees had been reflected, returns would have been lower.

To obtain current yield information call 1.800.343.2898. Clients with more than $1 million in assets should call 1.800.847.5397.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 2/29/2004.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Resource
Management Fees	0.11%
12b-1 Fees	0.80%
Other Expenses	0.09%
Total Fund Operating Expenses [2]	1.00%

2.  The Fund's investment advisor may voluntarily waive its fees and/or reimburse the Fund for certain of its expenses in order to reduce expense ratios. Amounts waived and/or reimbursed may be recouped up to a period of three years following the end of the fiscal year in which the fee waivers and/or expense reimbursements were made. The Fund's investment advisor may cease these voluntary waivers and/or reimbursements at any time. The Annual Fund Operating Expenses listed above do not reflect voluntary fee waivers and/or expense reimbursements. Including current voluntary expense reimbursements relating to Resource shares, Total Fund Operating Expenses were 0.98% for Resource shares.

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

After:	Resource
1 year	$ 102
3 years	$ 318
5 years	$ 552
10 years	$ 1,225

Institutional U.S. Government Money Market Fund

FUND FACTS:

Goals:

•  Current Income

•  Preservation of Capital

•  Liquidity

Principal Investment:

•  Short-term U.S. Government Securities

Class of Shares Offered in this Prospectus:

•  Resource

Investment Advisor:

•  Evergreen
Investment
Management
Company, LLC

NASDAQ Symbol:

•  EGOXX

Dividend Payment Schedule:

•  Monthly

INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income as is consistent with preserving capital and maintaining liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the ''Overview of Fund Risks'' on page 1.

The Fund will normally invest at least 80% of its assets in U.S. government issued money market securities, which are high quality, short-term securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements backed by such securities.

The portfolio managers focus primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund will invest in securities of shorter maturities. If interest rates are high, the Fund will generally invest in securities with longer maturities; however, the Fund will not acquire any security with a remaining maturity of greater than 397 days.

The debt instruments issued and/or guaranteed by the U.S. government, its agencies, or instrumentalities, in which the Fund invests, typically includes mortgage-backed securities, asset-backed securities, and collateralized mortgage obligations (CMOs) issued by the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC). Securities issued by GNMA, but not those issued by FNMA or FHLMC, are backed by the full faith and credit of the U.S. government. Securities issued by FNMA or FHLMC, although chartered or sponsored by Congress, are not funded by congressional appropriations and the securities issued by them are neither guaranteed nor insured by the U.S. government. In general, securities issued by U.S. government-sponsored entities are neither insured nor guaranteed by the U.S. Treasury.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the ''Overview of Fund Risks'' on page 1 under the headings:

  Interest Rate Risk
  Credit Risk

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Resource shares of the Fund in each full calendar year since 10/1/1999. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Resource Shares (%) 1

1994	1995	1996	1997	1998	1999	2000	2001	2002	2003
						6.30	3.35	0.81	0.17

Best Quarter:	4th Quarter 2000	+ 1.62%[1]
Worst Quarter:	4th Quarter 2003	+ 0.02%
Year-to-date total return as of 3/31/2004 is +0.02%.

The next table lists the Fund’s average annual total return for Resource shares over the past year and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(for the period ended 12/31/2003) 1

	Inception Date of Class	1 year	5 year	10 year	Performance Since 10/1/1999
Resource	5/1/2001	0.17%	N/A	N/A	2.79%

1.  Historical performance shown for Resource shares prior to their inception is based on the performance of Institutional shares, the original class offered. Institutional shares are not offered in this prospectus. These historical returns for Resource shares have not been adjusted to reflect the effect of the class’ 12b-1 fee. These fees are 0.80% for Resource shares. Institutional shares pay no 12b-1 fee. If these fees had been reflected, returns would have been lower.

To obtain current yield information call 1.800.343.2898. Clients with more than $1 million in assets should call 1.800.847.5397.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 2/29/2004.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Resource
Management Fees	0.12%
12b-1 Fees	0.80%
Other Expenses	0.10%
Total Fund Operating Expenses	1.02%

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

After:	Resource
1 year	$ 104
3 years	$ 325
5 years	$ 563
10 years	$ 1,248

Prime Cash Management Money Market Fund

FUND FACTS:

Goals:

•  Current Income

•  Stability of Principal

•  Liquidity

Principal Investment:

•  Money Market Instruments

Class of Shares Offered in this Prospectus:

•  Resource

Investment Advisor:

•  Evergreen
Investment
Management
Company, LLC

NASDAQ Symbol:

•  ERCXX

Dividend Payment Schedule:

•  Monthly

INVESTMENT GOAL

The Fund seeks to provide current income consistent with stability of principal and liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the ''Overview of Fund Risks'' on page 1.

The Fund invests principally in money market instruments (high quality, short-term debt securities), which include notes, bonds, debentures, commercial paper, interests in bank loans to companies, certificates of deposit, bankers’ acceptances and repurchase agreements determined to present minimal credit risk. In addition, the Fund may invest in U.S. Treasury obligations.

The portfolio manager focuses on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund will invest in securities of shorter maturities. If interest rates are high, the Fund will generally invest in securities with longer maturities; however, the Fund will not acquire any security with a remaining maturity of greater than 397 days.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the ''Overview of Fund Risks'' on page 1 under the headings:

  Interest Rate Risk
  Credit Risk

If the Fund invests in bank certificates of deposit and bankers’ acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks, it could be exposed to certain unique risks of foreign investing. For example, political turmoil and economic instability in the countries in which the Fund invests could adversely affect the dividend yield, total return earned on and the value of your investment. Certain foreign countries have less developed and less regulated banking systems and accounting systems than the U.S.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Resource shares of the Fund in each of the last ten calendar years. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Resource Shares (%) 1

1994	1995	1996	1997	1998	1999	2000	2001	2002	2003
4.24	5.96	5.42	5.57	5.49	5.11	6.43	4.21	1.75	0.63

Best Quarter:	4th Quarter 2000	+ 1.65%[1]
Worst Quarter:	3rd Quarter 2003	+ 0.02%
Year-to-date total return as of 3/31/2004 is +0.03%.

The next table lists the Fund’s average annual total return for Resource shares over the past one, five and ten years and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(for the period ended 12/31/2003) 1

	Inception Date of Class	1 year	5 year	10 year	Performance Since 12/2/1993
Resource	6/13/2003	0.63%	3.60%	4.46%	4.46%

1.  Historical performance shown for Resource shares prior to their inception is based on the performance of Institutional shares. Historical performance for Institutional shares, prior to 6/10/2002, is based on the performance of Institutional shares of the Fund's predecessor fund, Wachovia Prime Cash Management Fund. Institutional shares are not offered in this prospectus. These historical returns for Resource shares have not been adjusted to reflect the effect of the class’ 12b-1 fee. These fees are 0.80% for Resource shares. Institutional shares pay no 12b-1 fee. If these fees had been reflected, returns would have been lower.

To obtain current yield information call 1.800.343.2898. Clients with more than $1 million in assets should call 1.800.847.5397.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 2/29/2004.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Resource
Management Fees [2]	0.20%
12b-1 Fees	0.80%
Other Expenses	0.11%
Total Fund Operating Expenses [3]	1.11%

2.  These fees have been restated to reflect current fees.

3.  The Fund's investment advisor may voluntarily waive its fees and/or reimburse the Fund for certain of its expenses in order to reduce expense ratios. Amounts waived and/or reimbursed may be recouped up to a period of three years following the end of the fiscal year in which the fee waivers and/or expense reimbursements were made. The Fund's investment advisor may cease these voluntary waivers and/or reimbursements at any time. The Annual Fund Operating Expenses listed above do not reflect voluntary fee waivers and/or expense reimbursements. Including current voluntary fee waivers and/or expense reimbursements, Total Fund Operating Expenses were 1.02% for Resource shares.

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The examples assume a 5% average annual return, the imposition of any fee waivers or expense reimbursements in effect for the periods described above and that you reinvest all of your dividends and distributions. Your actual costs may be higher or lower.

Example of Fund Expenses

After:	Resource
1 year	$ 113
3 years	$ 353
5 years	$ 612
10 years	$ 1,352

THE FUNDS' INVESTMENT ADVISOR

An investment advisor manages a fund's investments and supervises its daily business affairs. The investment advisor for the Evergreen funds is a subsidiary of Wachovia Corporation (Wachovia), the fourth largest bank holding company in the United States, with over $401 billion in consolidated assets as of 12/31/2003. Wachovia is located at 301 South College Street, Charlotte, North Carolina 28288-0013.

Evergreen Investment Management Company, LLC (EIMC)is the investment advisor to the Funds. EIMC has been managing mutual funds and private accounts since 1932 and managed over $109.4 billion in assets for the Evergreen funds as of 12/31/2003. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

For the fiscal year ended 2/29/2004, the aggregate advisory fee paid to EIMC by each Fund was as follows:

Fund	% of the Fund's average daily net assets
Institutional Money Market Fund	0.11%
Institutional Municipal Money Market Fund	0.11%
Institutional Treasury Money Market Fund	0.11%
Institutional U.S. Government Money Market Fund	0.12%
Prime Cash Management Money Market Fund	0.11%

CALCULATING THE SHARE PRICE

The value of one share of a Fund, also known as the net asset value, or NAV, is calculated by adding up the Fund's total assets, subtracting all liabilities, then dividing the result by the total number of shares outstanding. For Institutional Municipal Money Market Fund, the NAV is calculated at 4 p.m. Eastern time, on each day the New York Stock Exchange is open or as of the time the Exchange closes, if earlier. For Institutional Money Market Fund, Institutional Treasury Money Market Fund, Institutional U.S. Government Money Market Fund and Prime Cash Management Money Market Fund, the NAV is calculated at 5 p.m. Eastern time on each day the New York Stock Exchange is open or as of the time the Exchange closes, if earlier. The NAV of each class of shares is calculated separately.

The price per share you pay for a Fund purchase or the amount you receive for a Fund redemption is based on the next price calculated after the order is received and all required information is provided. The value of your account at any given time is the latest share price multiplied by the number of shares you own. The Funds seek to maintain a constant NAV of $1.00 per share.

Each security held by a Fund is valued on an amortized cost basis according to Rule 2a-7 under the Investment Company Act of 1940. Under this method of valuation, a security is initially valued at its acquisition cost, and thereafter a constant straightline amortization of any discount or premium is assumed each day regardless of the impact of fluctuating interest rates on the market value of the security.

Shareholders whose purchase of shares of a Fund is accepted at or before 12 Noon Eastern time for Institutional Municipal Money Market Fund; and at or before 5 p.m. Eastern time for Institutional Money Market Fund, Institutional Treasury Money Market Fund, Institutional U.S. Government Money Market Fund and Prime Cash Management Money Market Fund, on any day the market is open, except in those cases where the market closes earlier, will receive the dividend declared by the Fund for that day. Shareholders whose purchase of shares is accepted after the times noted above will begin earning dividends on the next business day after the Fund accepts their order.

Closing market prices for foreign securities in particular may not reflect current value as of the time the Fund values its shares. Many foreign markets close substantially before 4:00 p.m. Eastern time, and events occurring after such close may materially affect the value of securities traded in those markets. To address this, the Funds’ fair value pricing policies provide for valuing foreign securities at fair value if an event or development has occurred subsequent to the close of the foreign market that would materially affect the value of the security. Substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. Under the Funds’ fair value pricing policies, the values of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold. As a result of the foregoing, it is possible that fair value prices will be used by the Funds to a significant extent.

HOW TO CHOOSE AN EVERGREEN FUND

When choosing an Evergreen fund, you should:

  Most importantly, read the prospectus to see if the Fund is suitable for you.
  Consider talking to an investment professional. He or she is qualified to give you investment advice based on your investment goals and financial situation and will be able to answer questions you may have after reading the Fund's prospectus. He or she can also assist you through all phases of opening your account.
  Request any additional information you want about the Fund, such as the Statement of Additional Information (SAI), Annual Report or Semi-annual Report by calling 1.800.343.2898. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at EvergreenInvestments.com.

After choosing a Fund, you select a share class. The Funds offer Resource shares in this prospectus.

Resource shares are sold without a front-end or deferred sales charge. The minimum initial investment is $1 million, which may be waived in certain situations. There is no minimum amount required for subsequent purchases.

Institutional investors may buy shares through broker-dealers, banks and certain other financial intermediaries, or directly through the Fund’s distributor, Evergreen Investment Services, Inc. (EIS).

Short-Term Trading Policy

Excessive short-term trading in a Fund’s shares by investors can be detrimental to the interests of long-term shareholders. Excessive short-term trading may disrupt portfolio management of the Fund, harm Fund performance, create transaction and other administrative costs that are borne by all shareholders and, ultimately, result in a dilution of or otherwise negatively impact the value of the Fund’s shares.

To limit the negative effects on the Fund of short-term trading, the Fund has adopted certain restrictions on trading by investors. Investors are limited to three “round trip” exchanges per calendar quarter and five “round trip” exchanges per calendar year. A “round trip” exchange occurs when an investor exchanges from one fund to another fund and back to the original fund. In addition, the Fund reserves the right to reject any purchase or exchange, and to terminate an investor’s investment or exchange privileges, if the Fund determines in its sole discretion that the trading activity by the investor may be materially detrimental to the interests of long-term shareholders. The Fund may reject purchases or exchanges, or terminate investment or exchange privileges, even if the investor has not exceeded the three-per-quarter/five-per-year limits described above. In considering whether trading activity may be materially detrimental to the interests of long-term shareholders, the Fund considers a number of factors such as the frequency of trading by the investor, the amount involved in the investor’s trades, and the length of time the investment is held, along with other factors.

The Evergreen funds attempt to enforce the foregoing trading restrictions by monitoring purchases, sales and exchanges on a daily basis. However, there are certain limitations on the Fund's ability to detect and prevent trading that would violate these restrictions. For example, while the Fund has access to trading information relating to investors who trade and hold their shares directly with the Fund, the Fund may not have access to such information for investors who trade through financial intermediaries such as broker/dealers and financial advisors or through retirement plans. Certain financial intermediaries and retirement plans hold their shares or those of their clients through omnibus accounts maintained with the Fund. In the case of omnibus accounts, the Fund does not have access to information regarding trading activity by individual investors, and therefore is unable to monitor for excessive short-term trading or violations of the Fund's trading restrictions. For these and other reasons, it is possible that excessive short-term trading or trading in violation of the Fund's trading restrictions may occur despite the Fund's efforts to prevent them.

HOW TO BUY SHARES
(Institutional Municipal Money Market Fund)

The Funds are intended for investment primarily by institutional customers, certain broker-dealers and other financial institutions. It is expected that the Funds may be particularly suitable for corporate cash managers, municipalities, or other public entities.

Purchase orders will be accepted for execution at the next NAV calculation time after the order is placed, provided that the order is properly submitted and received by Evergreen funds. The NAV calculation time for Institutional Municipal Money Market Fund is 4:00 p.m. Eastern time.

Purchase orders received after such time will be processed at the next day's NAV. A purchase order is considered properly submitted when the transfer agent has received proper notice of the order and federal funds have been received by Evergreen funds at the applicable fund's designated wire bank. All purchases must be made by Federal Funds Wire. Checks and Automated Clearing House System payments will not be accepted.

Method	Opening an Account	Adding to an Account
By Phone or Wire

  Call 1.800.343.2898 (or 1.800.847.5397 for clients with more than $1 million in assets) to set up an account number and get wiring instructions.
  Instruct your bank to wire or transfer your purchase (they may charge a wiring fee).
  Complete the account application and mail to:

Postal Service Address:

Evergreen Investments
P.O. Box 8400
Boston, MA 02266-8400

Overnight Address:

Evergreen Investments
66 Brooks Drive, Suite 8400
Braintree, MA 02184-3800

  Trades accepted after 12:00 Noon Eastern time for Institutional Municipal Money Market Fund on market trading days will receive dividends starting on the next market trading day. [1]

  Call 1.800.343.2898 (or 1.800.847.5397 for clients with more than $1 million in assets) between 8 a.m. and 6 p.m. Eastern time, on any business day to speak with an Evergreen funds service representative.
  If your bank account is set up on file, you can request Federal Funds Wire (offers immediate access to funds).

By Exchange

  You can make an additional investment by exchange from an existing Evergreen funds account by contacting your investment professional or by visiting our website at EvergreenInvestments.com. [2]
  You can only exchange shares from your account within the same class and under the same registration.
  There is no sales charge or redemption fee when exchanging funds within the Evergreen funds family.
  Orders placed before 4 p.m. Eastern time on market trading days will be processed at that day's closing share price. Orders placed after 4 p.m. Eastern time will be processed at the next market trading day's closing price. [1]
  "Round-trip" exchanges are limited to three per calendar quarter, but in no event more than five per calendar year.
  Exchanges between accounts which do not have identical ownership must be made in writing with a signature guarantee. (See "Exceptions: Redemption Requests That Require A Signature Guarantee" under How to Redeem Shares.)

1.  The Fund's shares may be made available through financial service firms which are also investment dealers and which have a service agreement with EIS. The Fund has approved the acceptance of purchase and repurchase request orders effective as of the time of their receipt by certain authorized financial intermediaries or their designees. The Evergreen funds reserve the right to adjust the closing time to coincide with an earlier closing of the market or due to other unusual circumstances. These financial service firms may charge transaction fees.

2.  Once you have authorized either the telephone exchange or redemption service, anyone with a Personal Identification Number (PIN) and the required account information (including your investment professional) can request a telephone transaction in your account. All calls are recorded and may be monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen funds reserve the right to terminate the exchange privilege of any shareholder who exceeds the listed maximum number of exchanges, as well as to reject any large dollar exchange or purchase if placing it would, in the judgment of the portfolio manager, adversely affect the price of the Fund.

HOW TO BUY SHARES
(Institutional Money Market Fund, Institutional Treasury Money Market Fund, Institutional U.S. Government Money Market Fund and Prime Cash Management Money Market Fund)

The Funds are intended for investment primarily by institutional customers, certain broker-dealers and other financial institutions. It is expected that the Funds may be particularly suitable for corporate cash managers, municipalities, or other public entities.

Purchase orders will be accepted for execution at the next NAV calculation time after the order is placed, provided that the order is properly submitted and received by Evergreen funds. The NAV calculation time for the Funds is 5:00 p.m. Eastern time.

Purchase orders received after such time will be processed at the next day's NAV. A purchase order is considered properly submitted when the transfer agent has received proper notice of the order and federal funds have been received by Evergreen funds at the applicable fund's designated wire bank. All purchases must be made by Federal Funds Wire. Checks and Automated Clearing House System payments will not be accepted.

Method	Opening an Account	Adding to an Account
By Phone or Wire

  Call 1.800.847.5397 to set up an account and get wiring instructions.
  Trades accepted after 5 p.m. Eastern time for Institutional Money Market Fund, Institutional Treasury Money Market Fund, Institutional U.S. Government Money Market Fund and Prime Cash Management Money Market Fund on market trading days will receive dividends starting on the next market trading day.
Call your investment professional or call Evergreen funds directly at 1.800.847.5397. [1]
By Exchange

  Complete an account application and mail to:

Postal Service Address:

Evergreen Investments
P.O. Box 8400
Boston, MA 02266-8400

Overnight Address:

Evergreen Investments
66 Brooks Drive, Suite 8400
Braintree, MA 02184-3800

  You can make an additional investment by exchange from your account in one or more of the Institutional Money Market Funds by contacting your investment professional. [2]
  You can only exchange shares within the same class of the Institutional Money Market Funds.
  There is no sales charge or redemption fee when exchanging funds within any of the Institutional Money Market Funds.
  Exchanges between accounts which do not have identical ownership must be made in writing with a signature guarantee. (See "Exceptions: Redemption Requests That Require A Signature Guarantee" under How to Redeem Shares.)

1.  Orders should be placed as early in the day as possible and advance notice of large purchase provided to Evergreen funds at 1.800.847.5397.

2.  Once you have authorized either the telephone exchange or redemption service, anyone with the required account information (including your investment professional) can request a telephone transaction in your account. All calls are recorded and may be monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen funds reserve the right to terminate the exchange privilege of any shareholder who exceeds the listed maximum number of exchanges, as well as to reject any large dollar exchange or purchase if placing it would, in the judgment of the portfolio manager, adversely affect the price of the Fund.

HOW TO REDEEM SHARES
(Institutional Municipal Money Market Fund)

Redemption orders will be processed at the next NAV calculation time after the order is placed, provided that the order is properly submitted and received by Evergreen funds. The NAV calculation time for Institutional Municipal Money Market Fund is 4:00 p.m. Eastern time.

Redemption orders received after such time will be processed at the next day's NAV. Payment for redeemed shares is normally made by Federal Funds Wire to the commercial bank designated on your account application. Redemption requests received in good order prior to 12 Noon Eastern time for Institutional Municipal Money Market Fund will be completed the same day.

You should place redemption requests as early in the day as possible and provide advance notice of large redemptions to Evergreen funds at 1.800.847.5397.

We offer you several convenient ways to redeem your shares in any of the Evergreen funds:

Methods	Requirements
Call Us

  Call 1.800.343.2898 (or 1.800.847.5397 for clients with more than $1 million in assets) between 8 a.m. and 6 p.m. Eastern time, on any business day, to speak with an Evergreen funds service representative.
  This service must be authorized ahead of time, and is only available for regular accounts. [1]
  All authorized requests made before 4 p.m. Eastern time on market trading days will be processed at that day's closing price. Requests made after 4 p.m. Eastern time will be processed the next market trading day. [2]
  We can either:
    wire the proceeds into your bank account (service charges may apply)
    electronically transmit the proceeds into your bank account via the Automated Clearing House service mail you a check.
  All telephone calls are recorded and may be monitored for your protection. We are not responsible for acting on telephone orders we believe are genuine.
  See "Exceptions: Redemption Requests That Require a Signature Guarantee" below for requests that must be made in writing with your signature guaranteed.

Write Us

  You can mail a redemption request to:

Postal Service Address:

Evergreen Investments
P.O. Box 8400
Boston, MA 02266-8400

Overnight Address:

Evergreen Investments
66 Brooks Drive, Suite 8400
Braintree, MA 02184-3800

  Your letter of instructions must:
    list the Fund name and the account number
    indicate the number of shares or dollar value you wish to redeem be signed by the registered owner(s).
  See "Exceptions: Redemption Requests That Require a Signature Guarantee" below for requests that must be signature guaranteed.

Redeem Your Shares in Person	You may also redeem your shares by contacting your investment professional or an Evergreen funds service representative. A fee may be charged for this service.

1.  Once you have authorized either the telephone exchange or redemption service, anyone with a Personal Identification Number (PIN) and the required account information (including your investment professional) can request a telephone transaction in your account. All calls are recorded and may be monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen funds reserve the right to terminate the exchange privilege of any shareholder who exceeds the listed maximum number of exchanges, as well as to reject any large dollar exchange or purchase if placing it would, in the judgment of the portfolio manager, adversely affect the price of the Fund.

2.  The Fund's shares may be made available through financial service firms which are also investment dealers and which have a service agreement with EIS. The Fund has approved the acceptance of purchase and repurchase request orders effective as of the time of their receipt by certain authorized financial intermediaries or their designees. The Evergreen funds reserve the right to adjust the closing time to coincide with an earlier closing of the market or due to other unusual circumstances. These financial service firms may charge transaction fees.

Timing of Proceeds

Normally, we will send your redemption proceeds on the next business day after we receive your request; however, we reserve the right to wait up to ten business days to redeem any investments made by check or Automated Clearing House transfer. We also reserve the right to redeem in kind, under certain circumstances, by paying you the proceeds of a redemption in securities rather than in cash, and to redeem the remaining amount in the account if your redemption brings the account balance below the initial minimum amount.

Exceptions: Redemption Requests That Require A Signature Guarantee

To protect you and the Evergreen funds against fraud, certain redemption requests must be made in writing with your signature guaranteed. A signature guarantee can be obtained at most banks and securities dealers. A notary public is not authorized to provide a signature guarantee. The following circumstances require signature guarantees:

  You want the proceeds transmitted into a bank account not listed on the account.
  You want the proceeds payable to anyone other than the registered owner(s) of the account.
  Either your address or the address of your bank account has been changed within 30 days.

Who Can Provide A Signature Guarantee:

  Commercial Bank
  Trust Company
  Savings Association
  Credit Union
  Member of a U.S. stock exchange

HOW TO REDEEM SHARES
(Institutional Money Market Fund, Institutional Treasury Money Market Fund, Institutional U.S. Government Money Market Fund and Prime Cash Management Money Market Fund)

Redemption orders will be processed at the next NAV calculation time after the order is placed, provided that the order is properly submitted and received by Evergreen funds. The NAV calculation time for the Funds is 5:00 p.m. Eastern time.

Redemption orders received after such times will be processed at the next day's NAV. Payment for redeemed shares is normally made by Federal Funds Wire to the commercial bank designated on your account application. Redemption requests received in good order prior to 5:00 p.m. Eastern time for the Funds will be completed the same day.

You should place redemption requests as early in the day as possible and provide advance notice of large redemptions to Evergreen funds at 1.800.847.5397.

Methods	Requirements
Call Us [1]

  Call your investment professional or call Evergreen funds directly at 1.800.847.5397 between 8 a.m. and 6 p.m. Eastern time, on any business day. [2]
  All telephone calls are recorded and may be monitored for your protection. We are not responsible for acting on telephone orders we believe are genuine.
  See "Exceptions: Redemption Requests That Require a Signature Guarantee" below for requests that must be made in writing with your signature guaranteed.

Write Us

  You can mail a redemption request to:

Postal Service Address:

Evergreen Investments
P.O. Box 8400
Boston, MA 02266-8400

Overnight Address:

Evergreen Investments
66 Brooks Drive, Suite 8400
Braintree, MA 02184-3800

  Your letter of instructions must:
    list the Fund name and the account number
    indicate the number of shares or dollar value you wish to redeem be signed by the registered owner(s).
  See "Exceptions: Redemption Requests That Require a Signature Guarantee" below for requests that must be signature guaranteed.

Redeem Your Shares in Person	You may also redeem your shares by contacting your investment professional. A fee may be charged for this service.

1.  Once you have authorized either the telephone exchange or redemption service, anyone with the required account information (including your investment professional) can request a telephone transaction in your account. All calls are recorded and may be monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen funds reserve the right to terminate the exchange privilege of any shareholder who exceeds the listed maximum number of exchanges, as well as to reject any large dollar exchange or purchase if placing it would, in the judgment of the portfolio manager, adversely affect the price of the Fund.

2.  The Fund's shares may be made available through financial service firms which are also investment dealers and which have a service agreement with EIS. The Fund has approved the acceptance of purchase and repurchase request orders effective as of the time of their receipt by certain authorized financial intermediaries or their designees. The Evergreen funds reserve the right to adjust the closing time to coincide with an earlier closing of the market or due to other unusual circumstances. These financial service firms may charge transaction fees.

Timing of Proceeds

Normally, we will send your redemption proceeds for orders received prior to the NAV calculation time via Federal Funds Wire on the same day. We also reserve the right to redeem in kind, under certain circumstances, by paying you the proceeds of a redemption in securities rather than in cash, and to redeem the remaining amount in the account if your redemption brings the account balance below the initial minimum amount.

Exceptions: Redemption Requests That Require A Signature Guarantee

To protect you and the Evergreen funds against fraud, certain redemption requests must be made in writing with your signature guaranteed. A signature guarantee can be obtained at most banks and securities dealers. A notary public is not authorized to provide a signature guarantee. The following circumstances require signature guarantees:

  You want the proceeds transmitted into a bank account not listed on the account.
  You want the proceeds payable to anyone other than the registered owner(s) of the account.
  Either your address or the address of your bank account has been changed within 30 days.

Who Can Provide A Signature Guarantee

  Commercial Bank
  Trust Company
  Savings Association
  Credit Union
  Member of a U.S. stock exchange

OTHER SERVICES

Automatic Reinvestment of Distributions

For the convenience of investors, all dividends and capital gains distributions are automatically reinvested, unless you request otherwise. Distributions can be made by check or electronic transfer through the Automated Clearing House to your bank account. The details of your dividends and other distributions will be included on your statement.

THE TAX CONSEQUENCES OF INVESTING
IN THE FUNDS

You will be taxed on fund distributions which may consist of dividends and capital gains. However, the sale of money market fund shares typically is not a tax reportable event because the net asset value of the shares generally would not change.

Fund Distributions

A mutual fund passes along to all of its shareholders the net income or profits it receives from its investments. The shareholders of the fund then pay any taxes due, whether they receive these distributions in cash or elect to have them reinvested. Institutional Municipal Money Market Fund expects that substantially all of its regular dividends will be exempt from federal income tax, other than the alternative minimum tax. Otherwise, the Funds will distribute two types of taxable income to you:

  Dividends. To the extent that regular dividends are derived from investment income that is not tax-exempt, or from short-term capital gains, you will have to include them in your federal taxable income. Each Fund pays a monthly dividend from the interest income it receives on securities in which it invests. Dividends are paid on shares for which proper payment has been received. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares of your account are redeemed, you will receive dividends payable up to the date of redemption with the proceeds of the redemption. Money market funds are not expected to pay dividends that qualify for the 15% rate of tax for individuals because all money market fund income is generally derived from interest and not dividend income.
  Capital Gains. When a mutual fund sells a security it owns for a profit, the result is a capital gain. The Funds generally distribute capital gains, if any, at least once a year, near the end of the calendar year. Short-term capital gains reflect securities held by the Fund for a year or less and are considered ordinary income just like dividends. Profits on securities held longer than 12 months are considered long-term capital gains when they are distributed to shareholders. Individual shareholders receiving such distributions are taxed at a maximum rate no higher than 15%.

Dividend and Capital Gain Reinvestment

Unless you choose otherwise on the account application, all dividends will be reinvested. Distribution checks that are returned and distribution checks that are uncashed when the shareholder has failed to respond to mailings from the shareholder servicing agent will automatically be reinvested. No interest will accrue on amounts represented by uncashed distribution or redemption checks. We will send you a statement each January with the federal tax status of dividends and distributions paid by the Fund during the previous calendar year.

Profits You Realize When You Redeem Shares

When you sell shares in a mutual fund, whether by redeeming or exchanging, you have created a taxable event. You must report any gain or loss on your tax return unless the transaction was entered into by a tax-deferred retirement plan. It is your responsibility to keep accurate records of your mutual fund transactions. You will need this information when you file your income tax return, since you must report any capital gain or loss you incur when you sell shares. Remember, an exchange is a purchase and a sale for tax purposes.

Tax Reporting

Evergreen Service Company, LLC provides you and the IRS with a tax statement of your dividend and capital gains distributions for each calendar year on Form 1099 DIV. Proceeds from a sale, except for money market transactions, are reported on Form 1099B. You must report these on your tax return. You could pay a penalty if you neglect to report them. You may obtain a copy of the Evergreen Service Company, LLC tax information guide at EvergreenInvestments.com. Please consult your tax advisor for further information regarding the federal, state and local tax consequences of an investment in a fund.

FEES AND EXPENSES OF THE FUNDS

Every mutual fund has fees and expenses that are assessed either directly or indirectly. This section describes each of those fees.

Management Fee

The management fee pays for the normal expenses of managing the Fund, including portfolio manager salaries, research costs, corporate overhead expenses and related expenses.

12b-1 Fees

The Trustees of the Evergreen funds have approved a policy to assess annual 12b-1 fees of up to 1.00% of the Resource shares' average daily net assets. However, currently the 12b-1 fees are limited to 0.80% of the Resource shares' average daily net assets. These fees increase the cost of your investment. The purpose of the 12b-1 fees is to promote the sale of more shares of the Funds to the public. The Funds may use 12b-1 fees for advertising and marketing and as a "service fee" to broker-dealers, banks and other financial institutions for additional shareholder services and/or the maintenance of accounts.

Other Expenses

Other expenses include miscellaneous fees from affiliated and outside service providers. These may include legal, audit, custodial and safekeeping fees, the printing and mailing of reports and statements, automatic reinvestment of distributions and other conveniences for which the shareholder pays no transaction fees.

Total Fund Operating Expenses

The total cost of running the Fund is called the expense ratio. As a shareholder, you are not charged these fees directly; instead they are taken out before the Fund’s NAV is calculated, and are expressed as a percentage of the Fund’s average daily net assets. The effect of these fees is reflected in the performance results for that share class. Because these fees are not charged directly to your account, investors should examine them closely in the prospectus, especially when comparing one fund with another fund in the same investment category. There are three things to remember about expense ratios: (i) your total return in the Fund is reduced in direct proportion to the fees; (ii) expense ratios can vary greatly between funds and fund families, from under 0.25% to over 3.00%; and (iii) the Fund’s investment advisor may waive a portion of the Fund’s expenses for a period of time, reducing its expense ratio.

Recoupment of Previously Waived Expenses

From time to time, the Funds' investment advisor may voluntarily or contractually waive its fees and/or reimburse expenses in order to limit a Fund's operating expenses. The amount of any fees or expenses waived or reimbursed is subject to later recoupment by the investment advisor for a period of up to three fiscal years following the year in which the waiver or reimbursement occurred. For more complete information regarding the current status of any possible recoupment for previously waived or reimbursed fees, including the amount, please see each Fund's latest Annual or Semi-annual Report.

Additional Compensation to Financial Services Firms

EIMC or EIS has entered into revenue sharing arrangements under which EIMC or EIS, as the case may be, makes payments to financial services firms that are intended to provide incentives for the sale of shares of Evergreen funds or to compensate the intermediary for marketing or marketing support activities. Payments under these arrangements are made from EIMC’s or EIS’s resources, as the case may be, and are in addition to any front-end sales charges, up-front commissions, Rule 12b-1 fees or other payments made or incentives provided to the financial services firm. The amounts of these payments typically are calculated as a percentage of sales made to and/or assets held by customers of the financial services firm. Please contact your investment professional for more details regarding these arrangements. Please contact an Evergreen funds service representative for a listing of financial services firms with whom we have such arrangements.

FINANCIAL HIGHLIGHTS

This section looks in detail at the results for one share in the Resource share class of the Funds - how much income it earned, how much of this income was passed along as a distribution and how much the return was reduced by expenses. The tables for each Fund have been derived from financial information audited by KPMG LLP, the Funds' independent auditors. For a more complete picture of the Funds' financial statements, please see each Fund's Annual Report as well as the SAI, which is available upon request.

Institutional Money Market Fund

Year Ended February 28,
RESOURCE SHARES	2004 [1]	2003	2002 [2]
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00
Income from investment operations
Net investment income	0.002	0.009	0.020
Distributions to shareholders from
Net investment income	- 0.002	- 0.009	- 0.020

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00
Total return	0.24%	0.94%	1.99%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 27,381	$ 14,699	$ 32,130
Ratios to average net assets
Expenses [3]	1.01%	1.01%	1.03%[4]
Net investment income	0.23%	0.85%	1.73%[4]

1.  Year ended February 29.

2.  For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

3.  The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

4.  Annualized

Institutional Municipal Money Market Fund

Year Ended February 28,
RESOURCE SHARES	2004 [1]	2003	2002 [2]
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00
Income from investment operations
Net investment income	0.002	0.007	0.012

Distributions to shareholders from
Net investment income	- 0.002	- 0.007	- 0.012

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00
Total return	0.25%	0.71%	1.22%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 1	$ 1	$ 1
Ratios to average net assets
Expenses [3]	0.81%	0.78%	1.04%[4]
Net investment income	0.43%	0.88%	1.67%[4]

1.  Year ended February 29.

2.  For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

3.  The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

4.  Annualized

Institutional Treasury Money Market Fund

Year Ended February 28,
RESOURCE SHARES	2004 [1]	2003	2002 [2]
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00
Income from investment operations
Net investment income	0.001	0.007	0.017
Distributions to shareholders from
Net investment income	- 0.001	- 0.007	- 0.017
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00
Total return	0.12%	0.75%	1.69%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 31,448	$ 39,496	$ 42,274
Ratios to average net assets
Expenses [3]	0.99%	1.00%	1.03%[4]
Net investment income	0.13%	0.70%	1.50%[4]

1.  Year ended February 29.

2.  For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

3.  The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

4.  Annualized

Institutional U.S. Government Money Market Fund

Year Ended February 28,
RESOURCE SHARES	2004 [1]	2003	2002 [2]
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00
Income from investment operations
Net investment income	0.001	0.007	0.017
Distributions to shareholders from
Net investment income	- 0.001	- 0.007	- 0.017
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00
Total return	0.13%	0.71%	1.76%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 718	$ 11,242	$ 6,260
Ratios to average net assets
Expenses [3]	1.02%	1.02%	1.00%[4]
Net investment income	0.23%	0.70%	1.87%[4]

1.  Year ended February 29.

2.  For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

3.  The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

4.  Annualized

Prime Cash Management Money Market Fund

Year Ended
RESOURCE SHARES	February 29, 2004 [1]
Net asset value, beginning of period	$ 1.00
Income from investment operations
Net investment income	0.001

Distributions to shareholders from
Net investment income	- 0.001

Net asset value, end of period	$ 1.00
Total return	0.08%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 2,587
Ratios to average net assets
Expenses [2]	1.04%[3]
Net investment income	0.22%[3]

1.  For the period from June 13, 2003 (commencement of class operations), to February 29, 2004.

2.  The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

3.  Annualized

OTHER FUND PRACTICES

Taxable securities in which Institutional Municipal Money Market Fund may invest on a short-term basis include obligations of the U.S. government, its agencies or instrumentalities, including repurchase agreements with banks or securities dealers involving such securities; time deposits maturing in not more than seven days; other debt securities rated within the two highest rating categories by any nationally recognized statistical ratings organization; commercial paper rated in the highest grade by Moody's Investors Service, Inc. or Standard & Poor's Ratings Services; and certificates of deposit issued by U.S. branches of U.S. banks with assets of $1 billion or more.

Please consult the SAI for more information regarding these and other investment practices used by the Funds, including risks.

Evergreen Express Line

Call 1.800.346.3858

24 hours a day to

  check your account
  order a statement
  get a Fund’s current price, yield and total return
  buy, redeem or exchange Fund shares

Shareholder/Investor Services

Call 1.800.343.2898 (or 1.800.847.5397 for clients with more than $1 million in assets)

Monday-Friday, 8 a.m. to 6 p.m. Eastern time to

  buy, redeem or exchange Fund shares
  order applications
  get assistance with your account
  obtain a Fund's current yield information

Information Line for Hearing and Speech Impaired (TTY/TDD)

Call 1.800.343.2888

Monday-Friday, 8 a.m. to 6 p.m. Eastern time

Write us a letter

•  Evergreen Investments

•  P.O. Box 8400

•  Boston, MA 02266-8400

  to buy, redeem or exchange Fund shares
  to change the registration on your account
  for general correspondence

For express, registered or certified mail

•  Evergreen Investments

•  66 Brooks Drive, Suite 8400

•  Braintree, MA 02184-3800

Visit us on-line

•  EvergreenInvestments.com

Regular communications you will receive
Account Statements— You will receive quarterly statements for each Fund you invest in. Please review and promptly notify Evergreen funds of any inaccuracies.

Confirmation Notices— A confirmation of your transaction is sent within five days. Please review and promptly notify Evergreen funds of any inaccuracies.

Annual and Semi-annual Reports— You will receive a detailed financial report on each Fund you invest in twice a year.

Tax Forms— Each January you will receive any Fund tax information you need to complete your tax returns.

For More Information About the Evergreen Institutional Money Market Funds, Ask for:

  Each Fund's most recent Annual or Semi-annual Report, which contains a complete financial accounting for each Fund and a complete list of each Fund's portfolio holdings as of a specific date, as well as commentary from each Fund’s portfolio managers. These reports discuss the market conditions and investment strategies that significantly affected the Funds' performance during the most recent fiscal year or period.
  The Statement of Additional Information (SAI), which contains more detailed information about the policies and procedures of the Funds. The SAI has been filed with the Securities and Exchange Commission (SEC) and its contents are legally considered to be part of this prospectus.

For questions, other information, or to request a copy, without charge, of any of the documents, call 1.800.343.2898 or ask your investment professional. We will mail material within three business days. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at EvergreenInvestments.com.

Information about these Funds (including the SAI) is also available on the SEC's Internet website at http://www.sec.gov. Copies of this material may be obtained, for a duplication fee, by writing the SEC Public Reference Section, Washington D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov. This material can also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, call the SEC at 1.202.942.8090.

•  Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.,

•  200 Berkeley Street, Boston, MA 02116-5034. 558067 RV4 (7/04)

SEC File No.: 811-08405

•  Evergreen Investments

•  200 Berkeley Street

•  Boston, MA 02116-5034

EVERGREEN SELECT MONEY MARKET TRUST

PART A

PROSPECTUS

USAA ASSET MANAGEMENT ACCOUNT

INSTITUTIONAL SERVICE SHARES

(Evergreen Institutional Money Market Fund and Evergreen Institutional Municipal Money Market Fund),

Evergreen
Institutional Money Market Funds

Evergreen Institutional Money Market Fund
Evergreen Institutional Municipal Money Market Fund
Institutional Service

offered through

USAA
ASSET
MANAGEMENT
ACCOUNT

Prospectus, July 1, 2004

The Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. Anyone who tells you otherwise is committing a crime.

FUND RISK/RETURN SUMMARIES:

Overview of Fund Risks
Evergreen Institutional Money Market Fund
Evergreen Institutional Municipal Money Market Fund

GENERAL INFORMATION:

The Funds' Investment Advisor
Calculating the Share Price
How to Choose an Evergreen Fund
How to Buy and Redeem Shares
Other Services
The Tax Consequences of Investing in the Funds
Fees and Expenses of the Funds
Financial Highlights
Other Fund Practices

In general,

the Funds included in this prospectus provide investors with a selection of investment alternatives which seek as high a level of current income as is consistent with preserving capital and providing liquidity. Evergreen Institutional Municipal Money Market Fund also seeks current income which is exempt from regular federal income tax.

Fund Summaries Key

Each Fund's summary is organized around the following basic topics and questions:

INVESTMENT GOAL

What is the Fund's financial objective? You can find clarification on how the Fund seeks to achieve its objective by looking at the Fund's strategy and investment policies. The Fund's Board of Trustees can change the investment objective without a shareholder vote.

INVESTMENT STRATEGY

How does the Fund go about trying to meet its goals? What types of investments does it contain? What style of investing and investment philosophy does it follow? Does it have limits on the amount invested in any particular type of security?

RISK FACTORS

What are the specific risks for an investor in the Fund?

PERFORMANCE

How well has the Fund performed in the past year? The past five years? The past ten years?

EXPENSES

How much does it cost to invest in the Fund?

Overview of Fund Risks

Institutional Money Market Funds

typically rely on a combination of the following strategies:

  maintaining $1.00 per share net asset value;
  investing in high quality, short-term money market instruments, including U.S. government securities;
  investing in compliance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments; and
  selling a portfolio investment: i) when the issuer's investment fundamentals begin to deteriorate; ii) to take advantage of more attractive yield opportunities; iii) when the investment no longer appears to meet the Fund's investment objective; iv) when the Fund must meet redemptions; or v) for other investment reasons which a portfolio manager deems necessary.

may be appropriate for investors who:

  are seeking a conservative investment which invests in relatively safe securities;
  are seeking a fund for short-term investment; and
  are seeking liquidity.

Following this overview, you will find information on each Fund's specific investment strategies and risks.

Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

Risk Factors For All Mutual Funds

Please remember that an investment in a mutual fund is:

  not guaranteed to achieve its investment goal;
  not a deposit with a bank;
  not insured, endorsed or guaranteed by the FDIC or any government agency; and
  subject to investment risks.

The following are some of the most important factors that may affect the value of your investment. Other factors may be described in the discussion following this overview:

Interest Rate Risk

When interest rates go up, the value of debt securities tends to fall. Since the Fund invests a significant portion of its portfolio in debt securities, if interest rates rise, then the value of the Fund's investments in debt securities and its yield may decline. If interest rates go down, interest earned by the Fund on its debt investments may also decline, which could cause the Fund to reduce the dividends it pays. The longer the term of a debt security held by the Fund, the more the Fund is subject to interest rate risk.

Credit Risk

The value of a debt security is directly affected by the issuer's ability to repay principal and pay interest on time. Since the Fund invests in debt securities, the value of the Fund's investments in debt securities and its yield may decline if an issuer fails to pay an obligation on a timely basis. The Fund may also be subject to credit risk to the extent it engages in transactions, such as repurchase agreements, which involve a promise by a third party to honor an obligation to the Fund. Such third party may be unwilling or unable to honor its financial obligations.

Institutional Money Market Fund

INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income as is consistent with preserving capital and providing liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the ''Overview of Fund Risks'' on page 1.

The Fund invests principally in money market securities including short-term corporate debt obligations (such as fixed, variable or floating rate securities), certificates of deposit and bankers' acceptances, commercial paper, municipal securities and repurchase agreements determined to present minimal credit risk.

In addition, the Fund may invest in U.S. Treasury obligations and short-term securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The Fund may invest up to 30% of its assets in bank certificates of deposit and bankers' acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks. The Fund may also invest in bank obligations.

The portfolio managers focus primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund will invest in securities of shorter maturities. If interest rates are high, the Fund will generally invest in securities with longer maturities; however, the Fund will not acquire any security with a remaining maturity of greater than 397 days.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the ''Overview of Fund Risks'' on page 1 under the headings:

  Interest Rate Risk
  Credit Risk

In addition to interest rate risk and credit risk, the Fund is subject to risks associated with obligations of the Inter-American Development Bank and the World Bank (formerly known as the International Bank for Reconstruction and Development). Because these banks are supported only by appropriated but unpaid commitments of member countries, there is no assurance that the commitments will be undertaken in the future.

If the Fund invests in bank certificates of deposit and bankers’ acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks, it could be exposed to certain unique risks of foreign investing. For example, political turmoil and economic instability in the countries in which the Fund invests could adversely affect the dividend yield, total return earned on and the value of your investment. Certain foreign countries have less developed and less regulated banking systems and accounting systems than the U.S.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

FUND FACTS:

Goals:

•  Current Income

•  Preservation of Capital

•  Liquidity

Principal Investment:

•  Money Market Instruments

Class of Shares Offered in this Prospectus:

•  Institutional Service

Investment Advisor:

•  Evergreen Investment Management Company, LLC

NASDAQ Symbol:

•  EMSXX

Dividend Payment Schedule:

•  Monthly

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Institutional Service shares of the Fund in each full calendar year since the Institutional Service shares' inception on 11/26/1996. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Institutional Service Shares (%)

1994	1995	1996	1997	1998	1999	2000	2001	2002	2003
			5.44	5.36	4.99	6.20	4.00	1.61	0.85

Best Quarter:	4th Quarter 2000	+ 1.60%
Worst Quarter:	4th Quarter 2003	+ 0.18%
Year-to-date total return as of 3/31/2004 is +0.18%.

The next table lists the Fund’s average annual total return for Institutional Service shares over the past one and five years and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(for the period ended 12/31/2003)

	Inception Date of Class	1 year	5 year	10 year	Performance Since 11/26/1996
Institutional Service	11/26/1996	0.85%	3.51%	N/A	4.07%

To obtain current yield information call 1.800.343.2898. Clients with more than
$1 million in assets should call 1.800.847.5397.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 2/29/2004.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Institutional Service
Management Fees	0.11%
12b-1 Fees	0.25%
Other Expenses	0.10%
Total Fund Operating Expenses	0.46%

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

After:	Institutional Service
1 year	$ 47
3 years	$ 148
5 years	$ 258
10 years	$ 579

Institutional Municipal Money Market Fund

INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income exempt from regular federal income tax, as is consistent with preserving capital and providing liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the ''Overview of Fund Risks'' on page 1.

The Fund invests at least 80% of its assets in municipal money market securities (including fixed, variable or floating rate general obligation and revenue bonds; tax, bond and revenue anticipation notes; and commercial paper obligations), the interest from which is exempt from federal income tax, other than the alternative minimum tax.

The Fund invests in municipal money market securities determined to present minimal credit risk and issued by any U.S. state, the District of Columbia and their political subdivisions. The Fund also invests in tender option bonds, which are demand obligations that bear interest at the prevailing short-term, tax-exempt rate. In determining which securities to purchase for the portfolio, the portfolio managers focus on the supply and demand of the security in the market place as well as the current interest rate environment.

The Fund may temporarily invest up to 20% of its assets in high quality, short-term taxable securities under one or more of the following circumstances: (a) pending investment of proceeds from the sale of Fund shares or portfolio securities; (b) pending settlement of purchases of portfolio securities; and (c) to maintain liquidity for the purpose of meeting anticipated redemptions. However, the Fund may temporarily invest up to 100% of its assets in taxable securities for defensive purposes, which may result in the Fund not achieving its investment objective.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the ''Overview of Fund Risks'' on page 1 under the headings:

  Interest Rate Risk
  Credit Risk

Because the taxable money market is a broader and more liquid market and has a greater number of investors, issuers and market makers than the market for short-term, tax-exempt municipal securities, the liquidity of the Fund may not be equal to that of a money market fund which invests exclusively in short-term taxable money market instruments. The more limited marketability of short-term, tax-exempt municipal securities may make it difficult in certain circumstances to dispose of large investments advantageously.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

FUND FACTS:

Goals:

•  High Current Income Exempt from Regular Federal Income Tax

•  Preservation of Capital

•  Liquidity

Principal Investment:

•  Municipal Money Market Securities

Class of Shares Offered in this Prospectus:

•  Institutional Service

Investment Advisor:

•  Evergreen Investment Management Company, LLC

NASDAQ Symbol:

•  EISXX

Dividend Payment Schedule:

•  Monthly

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Institutional Service shares of the Fund in each full calendar year since the Institutional Service shares' inception on 11/25/1996. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Institutional Service Shares (%)

1994	1995	1996	1997	1998	1999	2000	2001	2002	2003
			3.40	3.35	3.14	4.07	2.65	1.30	0.80

Best Quarter:	2nd Quarter 2000	+ 1.07%
Worst Quarter:	3rd Quarter 2003	+ 0.15%
Year-to-date total return as of 3/31/2004 is +0.16%.

The next table lists the Fund’s average annual total return for Institutional Service shares over the past one and five years and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(for the period ended 12/31/2003)

	Inception Date of Class	1 year	5 year	10 year	Performance Since 11/25/1996
Institutional Service	11/25/1996	0.80%	2.38%	N/A	2.68%

To obtain current yield information call 1.800.343.2898. Clients with more than
$1 million in assets should call 1.800.847.5397.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 2/29/2004.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Institutional Service
Management Fees	0.11%
12b-1 Fees	0.25%
Other Expenses	0.11%
Total Fund Operating Expenses	0.47%

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

After:	Institutional Service
1 year	$ 48
3 years	$ 151
5 years	$ 263
10 years	$ 591

THE FUNDS' INVESTMENT ADVISOR

An investment advisor manages a fund's investments and supervises its daily business affairs. The investment advisor for the Evergreen funds is a subsidiary of Wachovia Corporation (Wachovia), the fourth largest bank holding company in the United States, with over $401 billion in consolidated assets as of 12/31/2003. Wachovia is located at 301 South College Street, Charlotte, North Carolina 28288-0013.

Evergreen Investment Management Company, LLC (EIMC)is the investment advisor to the Funds. EIMC has been managing mutual funds and private accounts since 1932 and managed over $109.4 billion in assets for the Evergreen funds as of 12/31/2003. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

For the fiscal year ended 2/29/2004, the aggregate advisory fee paid to EIMC by each Fund was as follows:

Fund	% of the Fund's average daily net assets
Institutional Money Market Fund	0.11%
Institutional Municipal Money Market Fund	0.11%

CALCULATING THE SHARE PRICE

The value of one share of a Fund, also known as the net asset value, or NAV, is calculated at 4 p.m. Eastern time for Institutional Municipal Money Market Fund and 5 p.m. Eastern time for Institutional Money Market Fund, on each day the New York Stock Exchange is open or as of the time the Exchange closes, if earlier. A Fund calculates the share price for each share by adding up its total assets, subtracting all liabilities, then dividing the result by the total number of shares outstanding. The NAV of each class of shares is calculated separately.

The price per share you pay for a Fund purchase or the amount you receive for a Fund redemption is based on the next price calculated after the order is received and all required information is provided. The value of your account at any given time is the latest share price multiplied by the number of shares you own. The Funds seek to maintain a constant NAV of $1.00 per share.

Each security held by a Fund is valued on an amortized cost basis according to Rule 2a-7 under the Investment Company Act of 1940. Under this method of valuation, a security is initially valued at its acquisition cost, and thereafter a constant straightline amortization of any discount or premium is assumed each day regardless of the impact of fluctuating interest rates on the market value of the security.

Shareholders whose purchase of shares is accepted at or before 12 Noon Eastern time for Institutional Municipal Money Market Fund and at or before 5 p.m. Eastern time for Institutional Money Market Fund on any day the market is open, except in those cases where the market closes earlier, will receive the dividend declared by the Fund for that day; shareholders whose purchase of shares is accepted after the times noted above will begin earning dividends on the next business day after the Fund accepts their order.

Closing market prices for foreign securities in particular may not reflect current value as of the time the Fund values its shares. Many foreign markets close substantially before 4:00 p.m. Eastern Time, and events occurring after such close may materially affect the value of securities traded in those markets. To address this, the Fund's fair value pricing policies provide for valuing foreign securities at fair value if an event or development has occurred subsequent to the close of the foreign market that would materially affect the value of the security. Substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. Under the Fund’s fair value pricing policies, the values of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold. As a result of the foregoing, it is possible that fair value prices will be used by the Fund to a significant extent.

HOW TO CHOOSE AN EVERGREEN FUND

When choosing an Evergreen fund, you should:

  Most importantly, read the prospectus to see if the Fund is suitable for you.
  Consider talking to an investment professional. He or she is qualified to give you investment advice based on your investment goals and financial situation and will be able to answer questions you may have after reading the Fund's prospectus. He or she can also assist you through all phases of opening your account.
  Request any additional information you want about the Fund, such as the Statement of Additional Information (SAI), Annual Report or Semi-annual Report by calling 1.800.343.2898. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at EvergreenInvestments.com.

Short-Term Trading Policy

Excessive short-term trading in a Fund’s shares by investors can be detrimental to the interests of long-term shareholders. Excessive short-term trading may disrupt portfolio management of the Fund, harm Fund performance, create transaction and other administrative costs that are borne by all shareholders and, ultimately, result in a dilution of or otherwise negatively impact the value of the Fund’s shares.

To limit the negative effects on the Fund of short-term trading, the Fund has adopted certain restrictions on trading by investors. Investors are limited to three “round trip” exchanges per calendar quarter and five “round trip” exchanges per calendar year. A “round trip” exchange occurs when an investor exchanges from one fund to another fund and back to the original fund. In addition, the Fund reserves the right to reject any purchase or exchange, and to terminate an investor’s investment or exchange privileges, if the Fund determines in its sole discretion that the trading activity by the investor may be materially detrimental to the interests of long-term shareholders. The Fund may reject purchases or exchanges, or terminate investment or exchange privileges, even if the investor has not exceeded the three-per-quarter/five-per-year limits described above. In considering whether trading activity may be materially detrimental to the interests of long-term shareholders, the Fund considers a number of factors such as the frequency of trading by the investor, the amount involved in the investor’s trades, and the length of time the investment is held, along with other factors.

The Evergreen funds attempt to enforce the foregoing trading restrictions by monitoring purchases, sales and exchanges on a daily basis. However, there are certain limitations on the Fund's ability to detect and prevent trading that would violate these restrictions. For example, while the Fund has access to trading information relating to investors who trade and hold their shares directly with the Fund, the Fund may not have access to such information for investors who trade through financial intermediaries such as broker/dealers and financial advisors or through retirement plans. Certain financial intermediaries and retirement plans hold their shares or those of their clients through omnibus accounts maintained with the Fund. In the case of omnibus accounts, the Fund does not have access to information regarding trading activity by individual investors, and therefore is unable to monitor for excessive short-term trading or violations of the Fund's trading restrictions. For these and other reasons, it is possible that excessive short-term trading or trading in violation of the Fund's trading restrictions may occur despite the Fund's efforts to prevent them.

HOW TO BUY AND REDEEM SHARES

Institutional Service shares of a Fund are sold at NAV. You can buy and redeem your Institutional Service shares of a Fund at NAV through USAA Investment Management Company (IMCO), the broker-dealer for the USAA Asset Management accounts, on any day the New York Stock Exchange is open pursuant to the Fund's procedures.

OTHER SERVICES

Automatic Reinvestment of Distributions

For the convenience of investors, all dividends and capital gains distributions are automatically reinvested, unless you request otherwise. The details of your dividends and other distributions will be included on your statement.

THE TAX CONSEQUENCES OF INVESTING IN THE FUNDS

You will be taxed on fund distributions which may consist of dividends and capital gains. However, the sale of money market fund shares typically is not a tax reportable event because the net asset value of the shares generally would not change.

Fund Distributions

A mutual fund passes along to all of its shareholders the net income or profits it receives from its investments. The shareholders of the fund then pay any taxes due, whether they receive these distributions in cash or elect to have them reinvested. Institutional Municipal Money Market Fund expects that substantially all of its regular dividends will be exempt from federal income tax, other than the alternative minimum tax. Otherwise, the Funds will distribute two types of taxable income to you:

  Dividends. To the extent that regular dividends are derived from investment income that is not tax-exempt, or from short-term capital gains, you will have to include them in your federal taxable income. Each Fund pays a monthly dividend from the interest income it receives on securities in which it invests. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares of your account are redeemed, you will receive dividends payable up to the date of redemption with the proceeds of the redemption. Dividends paid by a Fund are not expected to qualify for the 15% tax rate for individuals since all of the Fund's income will be derived from interest.
  Capital Gains. When a mutual fund sells a security it owns for a profit, the result is a capital gain. The Funds generally distribute capital gains, if any, at least once a year, near the end of the calendar year. Short-term capital gains reflect securities held by the Funds for a year or less and are considered ordinary income just like dividends. Profits on securities held longer than 12 months are considered long-term capital gains when they are distributed to shareholders. Individual shareholders receiving such distributions are taxed at a maximum rate no higher than 15%. It is not anticipated that any significant capital gains will be realized by the Funds.

Dividend and Capital Gain Reinvestment

Unless you choose otherwise on the account application, all dividends will be reinvested. Distribution checks that are returned and distribution checks that are uncashed when the shareholder has failed to respond to mailings from the shareholder servicing agent will automatically be reinvested. No interest will accrue on amounts represented by uncashed distribution or redemption checks. We will send you a statement each January with the federal tax status of dividends and distributions paid by the Fund during the previous calendar year.

Profits You Realize When You Redeem Shares

When you sell shares in a mutual fund, whether by redeeming or exchanging, you have created a taxable event. You must report any gain or loss on your tax return unless the transaction was entered into by a tax-deferred retirement plan. It is your responsibility to keep accurate records of your mutual fund transactions. You will need this information when you file your income tax return, since you must report any capital gain or loss you incur when you sell shares. Remember, an exchange is a purchase and a sale for tax purposes.

FEES AND EXPENSES OF THE FUNDS

Every mutual fund has fees and expenses that are assessed either directly or indirectly. This section describes each of those fees.

Management Fee

The management fee pays for the normal expenses of managing the Fund, including portfolio manager salaries, research costs, corporate overhead expenses and related expenses.

12b-1 Fees

The Trustees of the Evergreen funds have approved a policy to assess annual 12b-1 fees of up to 0.75% of the Institutional Service shares' average daily net assets. However, currently the 12b-1 fees are limited to 0.25% of the Institutional Service shares' average daily net assets. These fees increase the cost of your investment. The purpose of the 12b-1 fees is to promote the sale of more shares of the Fund to the public. The Fund may use 12b-1 fees for advertising and marketing and as a "service fee" to broker-dealers, banks and other financial institutions for additional shareholder services and/or the maintenance of accounts. In addition to receiving 12b-1 fees, IMCO may receive additional fees based on IMCO customer average daily assets of the Fund as follows: up to 0.065% annually for recordkeeping services from Evergreen Service Company, LLC, the Fund's transfer agent; and up to 0.07% annually for marketing support services from EIMC, the Fund's investment advisor.

Other Expenses

Other expenses include miscellaneous fees from affiliated and outside service providers. These may include legal, audit, custodial and safekeeping fees, the printing and mailing of reports and statements, automatic reinvestment of distributions and other conveniences for which the shareholder pays no transaction fees.

Total Fund Operating Expenses

The total cost of running the Fund is called the expense ratio. As a shareholder, you are not charged these fees directly; instead they are taken out before the Fund’s NAV is calculated, and are expressed as a percentage of the Fund’s average daily net assets. The effect of these fees is reflected in the performance results for that share class. Because these fees are not charged directly to your account, investors should examine them closely in the prospectus, especially when comparing one fund with another fund in the same investment category. There are three things to remember about expense ratios: (i) your total return in the Fund is reduced in direct proportion to the fees; (ii) expense ratios can vary greatly between funds and fund families, from under 0.25% to over 3.00%; and (iii) the Fund’s investment advisor may waive a portion of the Fund’s expenses for a period of time, reducing its expense ratio.

Recoupment of Previously Waived Expenses

From time to time the Fund's investment advisor may voluntarily or contractually waive its fees and/or reimburse expenses in order to limit the Fund's operating expenses. The amount of any fees or expenses waived or reimbursed is subject to later recoupment by the investment advisor for a period of up to three fiscal years following the year in which the waiver or reimbursement occurred. For more complete information regarding the current status of any possible recoupment for previously waived or reimbursed fees, including the amount, please see the Fund's latest Annual or Semi-annual Report.

Additional Compensation to Financial Services Firms

EIMC or Evergreen Investment Services, Inc. (EIS) has entered into revenue sharing arrangements under which EIMC or EIS, as the case may be, makes payments to financial services firms that are intended to provide incentives for the sale of shares of Evergreen funds or to compensate the intermediary for marketing or marketing support activities. Payments under these arrangements are made from EIMC’s or EIS’s resources, as the case may be, and are in addition to any front-end sales charges, up-front commissions, Rule 12b-1 fees or other payments made or incentives provided to the financial services firm. The amounts of these payments typically are calculated as a percentage of sales made to and/or assets held by customers of the financial services firm. Please contact your investment professional for more details regarding these arrangements. Please contact an Evergreen funds service representative for a listing of financial services firms with whom we have such arrangements.

FINANCIAL HIGHLIGHTS

This section looks in detail at the results for one share in the Institutional Service shares of the Funds--how much income it earned, how much of this income was passed along as a distribution and how much the return was reduced by expenses. The following tables have been derived from financial information audited by KPMG LLP, the Funds' independent auditors. For a more complete picture of the Funds’ financial statements, please see each Fund's Annual Report as well as the SAI, which is available upon request.

Institutional Money Market Fund

Year Ended February 28,
INSTITUTIONAL SERVICE SHARES	2004 [1]	2003	2002	2001	2000 [1]
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from investment operations
Net investment income	0.008	0.015	0.033	0.061	0.050

Distributions to shareholders from
Net investment income	- 0.008	- 0.015	- 0.033	- 0.061	- 0.050
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return	0.80%	1.49%	3.32%	6.23%	5.13%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 2,474,978	$ 3,082,949	$ 3,896,538	$ 3,258,376	$ 2,699,653
Ratios to average net assets
Expenses [2]	0.46%	0.46%	0.47%	0.45%	0.47%
Net investment income	0.80%	1.50%	3.21%	6.05%	5.00%

1.  Year ended February 29.

2.  The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

Institutional Municipal Money Market Fund

Year Ended February 28,
INSTITUTIONAL SERVICE SHARES	2004 [1]	2003	2002	2001	2000 [1]
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from investment operations
Net investment income	0.008	0.013	0.023	0.040	0.032

Distributions to shareholders from
Net investment income	- 0.008	- 0.013	- 0.023	- 0.040	- 0.032

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return	0.76%	1.26%	2.29%	4.05%	3.26%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 881,212	$ 640,823	$ 590,476	$ 452,310	$ 129,041
Ratios to average net assets
Expenses [2]	0.47%	0.47%	0.49%	0.46%	0.48%
Net investment income	0.75%	1.20%	2.22%	3.92%	3.18%

1.  Year ended February 29.

2.  The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

OTHER FUND PRACTICES

Taxable securities in which Institutional Municipal Money Market Fund may invest on a short-term basis include obligations of the U.S. government, its agencies or instrumentalities, including repurchase agreements with banks or securities dealers involving such securities; time deposits maturing in not more than seven days; other debt securities rated within the two highest rating categories by any nationally recognized statistical ratings organization; commercial paper rated in the highest grade by Moody's Investors Service, Inc. or Standard & Poor's Ratings Services; and certificates of deposit issued by U.S. branches of U.S. banks with assets of $1 billion or more.

Please consult the SAI for more information regarding these and other investment practices used by the Funds, including risks.

For More Information About the Evergreen Institutional Money Market Funds, Ask for:

Each Fund's most recent Annual or Semi-annual Report,which contains a complete financial accounting for each Fund and a complete list of each Fund's portfolio holdings as of a specific date, as well as commentary from each Fund’s portfolio managers. These reports discuss the market conditions and investment strategies that significantly affected the Funds' performance during the most recent fiscal year or period.

The Statement of Additional Information (SAI),which contains more detailed information about the policies and procedures of the Funds. The SAI has been filed with the Securities and Exchange Commission (SEC) and its contents are legally considered to be part of this prospectus.

For questions, other information, or to request a copy, without charge, of any of the documents, call 1.800.343.2898 or ask your investment professional. We will mail material within three business days. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at EvergreenInvestments.com.

Information about these Funds (including the SAI) is also available on the SEC's Internet website at http://www.sec.gov. Copies of this material may be obtained, for a duplication fee, by writing the SEC Public Reference Section, Washington D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov. This material can also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, call the SEC at 1.202.942.8090.

•  Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.,

•  200 Berkeley Street, Boston, MA 02116-5034.
36029-0704-W
RV3

SEC File No.: 811-08405

EVERGREEN SELECT MONEY MARKET TRUST

PART A

PROSPECTUS

USAA INVESTMENT MANAGEMENT COMPANY

PARTICIPANT SHARES

(Evergreen Institutional Money Market Fund)

Evergreen
Institutional Money Market Funds

Evergreen Institutional Money Market Fund
Participant

offered through

USAA
INVESTMENT
MANAGEMENT
COMPANY

Prospectus, July 1, 2004

The Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. Anyone who tells you otherwise is committing a crime.

FUND RISK/RETURN SUMMARY:

Overview of Fund Risks
Evergreen Institutional Money Market Fund

GENERAL INFORMATION:

The Fund's Investment Advisor
Calculating the Share Price
How to Choose an Evergreen Fund
How to Buy and Redeem Shares
Other Services
The Tax Consequences of Investing in the Fund
Fees and Expenses of the Fund
Financial Highlights
Other Fund Practices

In general,

the Fund seeks to achieve as high a level of current income as is consistent with preserving capital and providing liquidity.

Fund Summaries Key

The Fund's summary is organized around the following basic topics and questions:

INVESTMENT GOAL

What is the Fund's financial objective? You can find clarification on how the Fund seeks to achieve its objective by looking at the Fund's strategy and investment policies. The Fund's Board of Trustees can change the investment objective without a shareholder vote.

INVESTMENT STRATEGY

How does the Fund go about trying to meet its goals? What types of investments does it contain? What style of investing and investment philosophy does it follow? Does it have limits on the amount invested in any particular type of security?

RISK FACTORS

What are the specific risks for an investor in the Fund?

PERFORMANCE

How well has the Fund performed in the past year? The past five years? The past ten years?

EXPENSES

How much does it cost to invest in the Fund?

Overview of Fund Risks

Institutional Money Market Fund

typically relies on a combination of the following strategies:

  maintaining $1.00 per share net asset value;
  investing in high quality, short-term money market instruments, including U.S. government securities;
  investing in compliance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments; and
  selling a portfolio investment: i) when the issuer's investment fundamentals begin to deteriorate; ii) to take advantage of more attractive yield opportunities; iii) when the investment no longer appears to meet the Fund's investment objective; iv) when the Fund must meet redemptions; or v) for other investment reasons which a portfolio manager deems necessary.

may be appropriate for investors who:

  are seeking a conservative investment which invests in relatively safe securities;
  are seeking a fund for short-term investment; and
  are seeking liquidity.

Following this overview, you will find information on the Fund's specific investment strategies and risks.

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Risk Factors For All Mutual Funds

Please remember that an investment in a mutual fund is:

  not guaranteed to achieve its investment goal;
  not a deposit with a bank;
  not insured, endorsed or guaranteed by the FDIC or any government agency; and
  subject to investment risks.

The following are some of the most important factors that may affect the value of your investment. Other factors may be described in the discussion following this overview:

Interest Rate Risk

When interest rates go up, the value of debt securities tends to fall. Since the Fund invests a significant portion of its portfolio in debt securities, if interest rates rise, then the value of the Fund's investments in debt securities and its yield may decline. If interest rates go down, interest earned by the Fund on its debt investments may also decline, which could cause the Fund to reduce the dividends it pays. The longer the term of a debt security held by the Fund, the more the Fund is subject to interest rate risk.

Credit Risk

The value of a debt security is directly affected by the issuer's ability to repay principal and pay interest on time. Since the Fund invests in debt securities, the value of the Fund's investments in debt securities and its yield may decline if an issuer fails to pay an obligation on a timely basis. The Fund may also be subject to credit risk to the extent it engages in transactions, such as repurchase agreements, which involve a promise by a third party to honor an obligation to the Fund. Such third party may be unwilling or unable to honor its financial obligations.

Institutional Money Market Fund

INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income as is consistent with preserving capital and providing liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the ''Overview of Fund Risks'' on page 1.

The Fund invests principally in money market securities including short-term corporate debt obligations (such as fixed, variable or floating rate securities), certificates of deposit and bankers' acceptances, commercial paper, municipal securities and repurchase agreements determined to present minimal credit risk.

In addition, the Fund may invest in U.S. Treasury obligations and short-term securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The Fund may invest up to 30% of its assets in bank certificates of deposit and bankers' acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks. The Fund may also invest in bank obligations.

The portfolio managers focus primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund will invest in securities of shorter maturities. If interest rates are high, the Fund will generally invest in securities with longer maturities; however, the Fund will not acquire any security with a remaining maturity of greater than 397 days.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the ''Overview of Fund Risks'' on page 1 under the headings:

  Interest Rate Risk
  Credit Risk

In addition to interest rate risk and credit risk, the Fund is subject to risks associated with obligations of the Inter-American Development Bank and the World Bank (formerly known as the International Bank for Reconstruction and Development). Because these banks are supported only by appropriated but unpaid commitments of member countries, there is no assurance that the commitments will be undertaken in the future.

If the Fund invests in bank certificates of deposit and bankers’ acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks, it could be exposed to certain unique risks of foreign investing. For example, political turmoil and economic instability in the countries in which the Fund invests could adversely affect the dividend yield, total return earned on and the value of your investment. Certain foreign countries have less developed and less regulated banking systems and accounting systems than the U.S.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

FUND FACTS:

Goals:

•  Current Income

•  Preservation of Capital

•  Liquidity

Principal Investment:

•  Money Market Instruments

Class of Shares Offered in this Prospectus:

•  Participant

Investment Advisor:

•  Evergreen Investment Management Company, LLC

NASDAQ Symbol:

•  EMPXX

Dividend Payment Schedule:

•  Monthly

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Participant shares of the Fund in each full calendar year since 11/19/1996. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Participant Shares (%) 1

1994	1995	1996	1997	1998	1999	2000	2001	2002	2003
			5.70	5.63	5.25	6.46	3.91	1.36	0.60

Best Quarter:	4th Quarter 2000	+ 1.66%[1]
Worst Quarter:	4th Quarter 2003	+ 0.12%
Year-to-date total return as of 3/31/2004 is +0.12%.

The next table lists the Fund’s average annual total return for Participant shares over the past one and five years and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(for the period ended 12/31/2003) 1

	Inception Date of Class	1 year	5 year	10 year	Performance Since 11/19/1996
Participant	5/1/2001	0.60%	3.49%	N/A	4.13%

1.  Historical performance shown for Participant shares prior to their inception is based on the performance of Institutional shares, the original class offered. Institutional shares are not offered in this prospectus. These historical returns for Participant shares have not been adjusted to reflect the effect of the class’ 12b-1 fee. These fees are 0.50% for Participant shares. Institutional shares pay no 12b-1 fee. If these fees had been reflected, returns would have been lower.

To obtain current yield information call 1.800.343.2898. Clients with more than
$1 million in assets should call 1.800.847.5397.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 2/29/2004.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Participant
Management Fees	0.11%
12b-1 Fees	0.50%
Other Expenses	0.10%
Total Fund Operating Expenses	0.71%

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

After:	Participant
1 year	$ 73
3 years	$ 227
5 years	$ 395
10 years	$ 883

THE FUND'S INVESTMENT ADVISOR

An investment advisor manages a fund's investments and supervises its daily business affairs. The investment advisor for the Evergreen funds is a subsidiary of Wachovia Corporation (Wachovia), the fourth largest bank holding company in the United States, with over $401 billion in consolidated assets as of 12/31/2003. Wachovia is located at 301 South College Street, Charlotte, North Carolina 28288-0013.

Evergreen Investment Management Company, LLC (EIMC)is the investment advisor to the Fund. EIMC has been managing mutual funds and private accounts since 1932 and managed over $109.4 billion in assets for the Evergreen funds as of 12/31/2003. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

For the fiscal year ended 2/29/2004, the aggregate advisory fee paid to EIMC by the Fund was 0.11%.

CALCULATING THE SHARE PRICE

The value of one share of the Fund, also known as the net asset value, or NAV, is calculated at 5 p.m. Eastern time on each day the New York Stock Exchange is open or as of the time the Exchange closes, if earlier. The Fund calculates its share price for each share by adding up its total assets, subtracting all liabilities, then dividing the result by the total number of shares outstanding. The NAV of each class of shares is calculated separately.

The price per share you pay for a Fund purchase or the amount you receive for a Fund redemption is based on the next price calculated after the order is received and all required information is provided. The value of your account at any given time is the latest share price multiplied by the number of shares you own. The Funds seek to maintain a constant NAV of $1.00 per share.

Each security held by a Fund is valued on an amortized cost basis according to Rule 2a-7 under the Investment Company Act of 1940. Under this method of valuation, a security is initially valued at its acquisition cost, and thereafter a constant straightline amortization of any discount or premium is assumed each day regardless of the impact of fluctuating interest rates on the market value of the security.

Shareholders whose purchase of shares of the Institutional Money Market Fund is accepted at or before 5 p.m. Eastern time on any day the market is open, except in those cases where the market closes earlier, will receive the dividend declared by the Fund for that day; shareholders whose purchase of shares is accepted after the time noted above will begin earning dividends on the next business day after the Fund accepts their order.

Closing market prices for foreign securities in particular may not reflect current value as of the time the Fund values its shares. Many foreign markets close substantially before 4:00 p.m. Eastern Time, and events occurring after such close may materially affect the value of securities traded in those markets. To address this, the Fund's fair value pricing policies provide for valuing foreign securities at fair value if an event or development has occurred subsequent to the close of the foreign market that would materially affect the value of the security. Substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. Under the Fund’s fair value pricing policies, the values of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold. As a result of the foregoing, it is possible that fair value prices will be used by the Fund to a significant extent.

HOW TO CHOOSE AN EVERGREEN FUND

When choosing an Evergreen fund, you should:

  Most importantly, read the prospectus to see if the Fund is suitable for you.
  Consider talking to an investment professional. He or she is qualified to give you investment advice based on your investment goals and financial situation and will be able to answer questions you may have after reading the Fund's prospectus. He or she can also assist you through all phases of opening your account.
  Request any additional information you want about the Fund, such as the Statement of Additional Information (SAI), Annual Report or Semi-annual Report by calling 1.800.343.2898. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at EvergreenInvestments.com.

Short-Term Trading Policy

Excessive short-term trading in a Fund’s shares by investors can be detrimental to the interests of long-term shareholders. Excessive short-term trading may disrupt portfolio management of the Fund, harm Fund performance, create transaction and other administrative costs that are borne by all shareholders and, ultimately, result in a dilution of or otherwise negatively impact the value of the Fund’s shares.

To limit the negative effects on the Fund of short-term trading, the Fund has adopted certain restrictions on trading by investors. Investors are limited to three “round trip” exchanges per calendar quarter and five “round trip” exchanges per calendar year. A “round trip” exchange occurs when an investor exchanges from one fund to another fund and back to the original fund. In addition, the Fund reserves the right to reject any purchase or exchange, and to terminate an investor’s investment or exchange privileges, if the Fund determines in its sole discretion that the trading activity by the investor may be materially detrimental to the interests of long-term shareholders. The Fund may reject purchases or exchanges, or terminate investment or exchange privileges, even if the investor has not exceeded the three-per-quarter/five-per-year limits described above. In considering whether trading activity may be materially detrimental to the interests of long-term shareholders, the Fund considers a number of factors such as the frequency of trading by the investor, the amount involved in the investor’s trades, and the length of time the investment is held, along with other factors.

The Evergreen funds attempt to enforce the foregoing trading restrictions by monitoring purchases, sales and exchanges on a daily basis. However, there are certain limitations on the Fund's ability to detect and prevent trading that would violate these restrictions. For example, while the Fund has access to trading information relating to investors who trade and hold their shares directly with the Fund, the Fund may not have access to such information for investors who trade through financial intermediaries such as broker/dealers and financial advisors or through retirement plans. Certain financial intermediaries and retirement plans hold their shares or those of their clients through omnibus accounts maintained with the Fund. In the case of omnibus accounts, the Fund does not have access to information regarding trading activity by individual investors, and therefore is unable to monitor for excessive short-term trading or violations of the Fund's trading restrictions. For these and other reasons, it is possible that excessive short-term trading or trading in violation of the Fund's trading restrictions may occur despite the Fund's efforts to prevent them.

HOW TO BUY AND REDEEM SHARES

Participant shares of the Fund are sold at NAV. You can buy and redeem your Participant shares of the Fund at NAV through USAA Investment Management Company (IMCO), the broker-dealer, on any day the New York Stock Exchange is open pursuant to the Fund's procedures.

OTHER SERVICES

Automatic Reinvestment of Distributions

For the convenience of investors, all dividends and capital gains distributions are automatically reinvested, unless you request otherwise. The details of your dividends and other distributions will be included on your statement.

THE TAX CONSEQUENCES OF INVESTING IN THE FUND

You will be taxed on fund distributions which may consist of dividends and capital gains. However, the sale of money market fund shares typically is not a tax reportable event because the net asset value of the shares generally would not change.

Fund Distributions

A mutual fund passes along to all of its shareholders the net income or profits it receives from its investments. The shareholders of the fund then pay any taxes due, whether they receive these distributions in cash or elect to have them reinvested. The Fund will distribute two types of taxable income to you:

  Dividends. To the extent that regular dividends are derived from investment income that is not tax exempt, or from short-term capital gains, you will have to include them in your federal taxable income. The Fund pays a monthly dividend from the interest income it receives on securities in which it invests. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares of your account are redeemed, you will receive dividends payable up to the date of redemption with the proceeds of the redemption. Dividends paid by a Fund are not expected to qualify for the 15% tax rate for individuals since all of the Fund's income will be derived from interest.
  Capital Gains. When a mutual fund sells a security it owns for a profit, the result is a capital gain. The Fund generally distributes capital gains, if any, at least once a year, near the end of the calendar year. Short-term capital gains reflect securities held by the Fund for a year or less and are considered ordinary income just like dividends. Profits on securities held longer than 12 months are considered long-term capital gains when they are distributed to shareholders. Individual shareholders receiving such distributions are taxed at a maximum rate no higher than 15%. It is not anticipated that any significant capital gains will be realized by the Fund.

Dividend and Capital Gain Reinvestment

Unless you choose otherwise on the account application, all dividends will be reinvested. Distribution checks that are returned and distribution checks that are uncashed when the shareholder has failed to respond to mailings from the shareholder servicing agent will automatically be reinvested. No interest will accrue on amounts represented by uncashed distribution or redemption checks. We will send you a statement each January with the federal tax status of dividends and distributions paid by the Fund during the previous calendar year.

Profits You Realize When You Redeem Shares

When you sell shares in a mutual fund, whether by redeeming or exchanging, you have created a taxable event. You must report any gain or loss on your tax return unless the transaction was entered into by a tax-deferred retirement plan. It is your responsibility to keep accurate records of your mutual fund transactions. You will need this information when you file your income tax return, since you must report any capital gain or loss you incur when you sell shares. Remember, an exchange is a purchase and a sale for tax purposes.

FEES AND EXPENSES OF THE FUND

Every mutual fund has fees and expenses that are assessed either directly or indirectly. This section describes each of those fees.

Management Fee

The management fee pays for the normal expenses of managing the Fund, including portfolio manager salaries, research costs, corporate overhead expenses and related expenses.

12b-1 Fees

The Trustees of the Evergreen funds have approved a policy to assess annual 12b-1 fees of up to 0.75% of the Participant shares' average daily net assets. However, currently the 12b-1 fees are limited to 0.50% of the Participant shares' average daily net assets. These fees increase the cost of your investment. The purpose of the 12b-1 fees is to promote the sale of more shares of the Fund to the public. The Fund may use 12b-1 fees for advertising and marketing and as a "service fee" to broker-dealers, banks and other financial institutions for additional shareholder services and/or the maintenance of accounts. In addition to receiving 12b-1 fees, IMCO may receive additional fees based on IMCO customer average daily assets of the Fund as follows: up to 0.065% annually for recordkeeping services from Evergreen Service Company, LLC, the Fund's transfer agent; and up to 0.07% annually for marketing support services from EIMC, the Fund's investment advisor.

Other Expenses

Other expenses include miscellaneous fees from affiliated and outside service providers. These may include legal, audit, custodial and safekeeping fees, the printing and mailing of reports and statements, automatic reinvestment of distributions and other conveniences for which the shareholder pays no transaction fees.

Total Fund Operating Expenses

The total cost of running the Fund is called the expense ratio. As a shareholder, you are not charged these fees directly; instead they are taken out before the Fund’s NAV is calculated, and are expressed as a percentage of the Fund’s average daily net assets. The effect of these fees is reflected in the performance results for that share class. Because these fees are not charged directly to your account, investors should examine them closely in the prospectus, especially when comparing one fund with another fund in the same investment category. There are three things to remember about expense ratios: (i) your total return in the Fund is reduced in direct proportion to the fees; (ii) expense ratios can vary greatly between funds and fund families, from under 0.25% to over 3.00%; and (iii) the Fund’s investment advisor may waive a portion of the Fund’s expenses for a period of time, reducing its expense ratio.

Recoupment of Previously Waived Expenses

From time to time the Fund's investment advisor may voluntarily or contractually waive its fees and/or reimburse expenses in order to limit the Fund's operating expenses. The amount of any fees or expenses waived or reimbursed is subject to later recoupment by the investment advisor for a period of up to three fiscal years following the year in which the waiver or reimbursement occurred. For more complete information regarding the current status of any possible recoupment for previously waived or reimbursed fees, including the amount, please see the Fund's latest Annual or Semi-annual Report.

Additional Compensation to Financial Services Firms

EIMC or Evergreen Investment Services, Inc. (EIS) has entered into revenue sharing arrangements under which EIMC or EIS, as the case may be, makes payments to financial services firms that are intended to provide incentives for the sale of shares of Evergreen funds or to compensate the intermediary for marketing or marketing support activities. Payments under these arrangements are made from EIMC’s or EIS’s resources, as the case may be, and are in addition to any front-end sales charges, up-front commissions, Rule 12b-1 fees or other payments made or incentives provided to the financial services firm. The amounts of these payments typically are calculated as a percentage of sales made to and/or assets held by customers of the financial services firm. Please contact your investment professional for more details regarding these arrangements. Please contact an Evergreen funds service representative for a listing of financial services firms with whom we have such arrangements.

FINANCIAL HIGHLIGHTS

This section looks in detail at the results for one share in the Participant shares of the Fund—how much income it earned, how much of this income was passed along as a distribution and how much the return was reduced by expenses. The following table has been derived from financial information audited by KPMG LLP, the Fund's independent auditors. For a more complete picture of the Fund's financial statements, please see the Fund's Annual Report as well as the SAI, which is available upon request.

Institutional Money Market Fund

Year Ended February 28
PARTICIPANT SHARES	2004 [1]	2003	2002 [2]
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00
Income from investment operations
Net investment income	0.005	0.012	0.022

Distributions to shareholders from
Net investment income	- 0.005	- 0.012	- 0.022

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00
Total return	0.55%	1.24%	2.25%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 144,513	$ 145,570	$ 155,419
Ratios to average net assets
Expenses [3]	0.71%	0.71%	0.74%[4]
Net investment income	0.55%	1.20%	1.99%[4]

1.  Year ended February 29.

2.  For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

3.  The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

4.  Annualized

OTHER FUND PRACTICES

Please consult the SAI for more information regarding these and other investment practices used by the Fund, including risks.

For More Information About Evergreen Institutional Money Market Fund, Ask for:

The Fund's most recent Annual or Semi-annual Report,which contains a complete financial accounting for the Fund and a complete list of the Fund's portfolio holdings as of a specific date, as well as commentary from the Fund’s portfolio managers. This report discusses the market conditions and investment strategies that significantly affected the Fund's performance during the most recent fiscal year or period.

The Statement of Additional Information (SAI),which contains more detailed information about the policies and procedures of the Fund. The SAI has been filed with the Securities and Exchange Commission (SEC) and its contents are legally considered to be part of this prospectus.

For questions, other information, or to request a copy, without charge, of any of the documents, call 1.800.343.2898 or ask your investment professional. We will mail material within three business days. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at EvergreenInvestments.com.

Information about the Fund (including the SAI) is also available on the SEC’s Internet website at http://www.sec.gov. Copies of this material may be obtained, for a duplication fee, by writing the SEC Public Reference Section, Washington D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov. This material can also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, call the SEC at 1.202.942.8090.

•  Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.,

•  200 Berkeley Street, Boston, MA 02116-5034.
38847-0704-W
RV3

SEC File No.: 811-08405

EVERGREEN SELECT MONEY MARKET TRUST

PART A

PROSPECTUS

USAA INVESTMENT MANAGEMENT COMPANY

PARTICIPANT SHARES

(Evergreen Institutional Municipal Money Market Fund)

Evergreen
Institutional Money Market Funds

Evergreen Institutional Municipal Money Market Fund
Participant

offered through

USAA
INVESTMENT
MANAGEMENT
COMPANY

Prospectus, July 1, 2004

The Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. Anyone who tells you otherwise is committing a crime.

FUND RISK/RETURN SUMMARY:

Overview of Fund Risks
Evergreen Institutional Municipal Money Market Fund

GENERAL INFORMATION:

The Fund's Investment Advisor
Calculating the Share Price
How to Choose an Evergreen Fund
How to Buy and Redeem Shares
Other Services
The Tax Consequences of Investing in the Fund
Fees and Expenses of the Fund
Financial Highlights
Other Fund Practices

In general,

the Fund seeks to achieve as high a level of current income exempt from regular federal income tax, as is consistent with preserving capital and providing liquidity.

Fund Summaries Key

The Fund's summary is organized around the following basic topics and questions:

INVESTMENT GOAL

What is the Fund's financial objective? You can find clarification on how the Fund seeks to achieve its objective by looking at the Fund's strategy and investment policies. The Fund's Board of Trustees can change the investment objective without a shareholder vote.

INVESTMENT STRATEGY

How does the Fund go about trying to meet its goals? What types of investments does it contain? What style of investing and investment philosophy does it follow? Does it have limits on the amount invested in any particular type of security?

RISK FACTORS

What are the specific risks for an investor in the Fund?

PERFORMANCE

How well has the Fund performed in the past year? The past five years? The past ten years?

EXPENSES

How much does it cost to invest in the Fund?

Overview of Fund Risks

Institutional Municipal Money Market Fund

typically relies on a combination of the following strategies:

  maintaining $1.00 per share net asset value;
  investing in high quality, short-term money market instruments, including U.S. government securities;
  investing in compliance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments; and
  selling a portfolio investment: i) when the issuer's investment fundamentals begin to deteriorate; ii) to take advantage of more attractive yield opportunities; iii) when the investment no longer appears to meet the Fund's investment objective; iv) when the Fund must meet redemptions; or v) for other investment reasons which a portfolio manager deems necessary.

may be appropriate for investors who:

  are seeking a conservative investment which invests in relatively safe securities;
  are seeking a fund for short-term investment; and
  are seeking liquidity.

Following this overview, you will find information on the Fund's specific investment strategies and risks.

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Risk Factors For All Mutual Funds

Please remember that an investment in a mutual fund is:

  not guaranteed to achieve its investment goal;
  not a deposit with a bank;
  not insured, endorsed or guaranteed by the FDIC or any government agency; and
  subject to investment risks.

The following are some of the most important factors that may affect the value of your investment. Other factors may be described in the discussion following this overview:

Interest Rate Risk

When interest rates go up, the value of debt securities tends to fall. Since the Fund invests a significant portion of its portfolio in debt securities, if interest rates rise, then the value of the Fund's investments in debt securities and its yield may decline. If interest rates go down, interest earned by the Fund on its debt investments may also decline, which could cause the Fund to reduce the dividends it pays. The longer the term of a debt security held by the Fund, the more the Fund is subject to interest rate risk.

Credit Risk

The value of a debt security is directly affected by the issuer's ability to repay principal and pay interest on time. Since the Fund invests in debt securities, the value of the Fund's investments in debt securities and its yield may decline if an issuer fails to pay an obligation on a timely basis. The Fund may also be subject to credit risk to the extent it engages in transactions, such as repurchase agreements, which involve a promise by a third party to honor an obligation to the Fund. Such third party may be unwilling or unable to honor its financial obligations.

Institutional Municipal Money Market Fund

INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income exempt from regular federal income tax, as is consistent with preserving capital and providing liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the ''Overview of Fund Risks'' on page 1.

The Fund invests at least 80% of its assets in municipal money market securities (including fixed, variable or floating rate general obligation and revenue bonds; tax, bond and revenue anticipation notes; and commercial paper obligations), the interest from which is exempt from federal income tax, other than the alternative minimum tax.

The Fund invests in municipal money market securities determined to present minimal credit risk and issued by any U.S. state, the District of Columbia and their political subdivisions. The Fund also invests in tender option bonds, which are demand obligations that bear interest at the prevailing short-term, tax-exempt rate. In determining which securities to purchase for the portfolio, the portfolio managers focus on the supply and demand of the security in the market place as well as the current interest rate environment.

The Fund may temporarily invest up to 20% of its assets in high quality, short-term taxable securities under one or more of the following circumstances: (a) pending investment of proceeds from the sale of Fund shares or portfolio securities; (b) pending settlement of purchases of portfolio securities; and (c) to maintain liquidity for the purpose of meeting anticipated redemptions. However, the Fund may temporarily invest up to 100% of its assets in taxable securities for defensive purposes, which may result in the Fund not achieving its investment objective.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the ''Overview of Fund Risks'' on page 1 under the headings:

  Interest Rate Risk
  Credit Risk

Because the taxable money market is a broader and more liquid market and has a greater number of investors, issuers and market makers than the market for short-term, tax-exempt municipal securities, the liquidity of the Fund may not be equal to that of a money market fund which invests exclusively in short-term taxable money market instruments. The more limited marketability of short-term, tax-exempt municipal securities may make it difficult in certain circumstances to dispose of large investments advantageously.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

FUND FACTS:

Goals:

•  High Current Income Exempt from Regular Federal Income Tax

•  Preservation of Capital

•  Liquidity

Principal Investment:

•  Municipal Money Market Securities

Class of Shares Offered in this Prospectus:

•  Participant

Investment Advisor:

•  Evergreen Investment Management Company, LLC

NASDAQ Symbol:

•  EIPXX

Dividend Payment Schedule:

•  Monthly

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Participant shares of the Fund in each full calendar year since 11/20/1996. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Participant Shares (%) 1

1994	1995	1996	1997	1998	1999	2000	2001	2002	2003
			3.66	3.61	3.39	4.33	2.56	1.05	0.55

Best Quarter:	2nd Quarter 2000	+ 1.13%[1]
Worst Quarter:	3rd Quarter 2003	+ 0.09%
Year-to-date total return as of 3/31/2004 is +0.10%.

The next table lists the Fund’s average annual total return for Participant shares over the past one and five years and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(for the period ended 12/31/2003) 1

	Inception Date of Class	1 year	5 year	10 year	Performance Since 11/20/1996
Participant	5/1/2001	0.55%	2.37%	N/A	2.74%

1.  Historical performance shown for Participant shares prior to their inception is based on the performance of Institutional shares, the original class offered. Institutional shares are not offered in this prospectus. These historical returns for Participant shares have not been adjusted to reflect the effect of the class’ 12b-1 fee. These fees are 0.50% for Participant shares. Institutional shares pay no 12b-1 fee. If these fees had been reflected, returns would have been lower.

To obtain current yield information call 1.800.343.2898. Clients with more than
$1 million in assets should call 1.800.847.5397.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 2/29/2004.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Participant
Management Fees	0.11%
12b-1 Fees	0.50%
Other Expenses	0.11%
Total Fund Operating Expenses	0.72%

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

After:	Participant
1 year	$ 74
3 years	$ 230
5 years	$ 401
10 years	$ 894

THE FUND'S INVESTMENT ADVISOR

An investment advisor manages a fund's investments and supervises its daily business affairs. The investment advisor for the Evergreen funds is a subsidiary of Wachovia Corporation (Wachovia), the fourth largest bank holding company in the United States, with over $401 billion in consolidated assets as of 12/31/2003. Wachovia is located at 301 South College Street, Charlotte, North Carolina 28288-0013.

Evergreen Investment Management Company, LLC (EIMC)is the investment advisor to the Fund. EIMC has been managing mutual funds and private accounts since 1932 and managed over $109.4 billion in assets for the Evergreen funds as of 12/31/2003. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

For the fiscal year ended 2/29/2004, the aggregate advisory fee paid to EIMC by the Fund was 0.11%.

CALCULATING THE SHARE PRICE

The value of one share of the Fund, also known as the net asset value, or NAV, is calculated at 4 p.m. Eastern time on each day the New York Stock Exchange is open or as of the time the Exchange closes, if earlier. The Fund calculates its share price for each share by adding up its total assets, subtracting all liabilities, then dividing the result by the total number of shares outstanding. The NAV of each class of shares is calculated separately.

The price per share you pay for a Fund purchase or the amount you receive for a Fund redemption is based on the next price calculated after the order is received and all required information is provided. The value of your account at any given time is the latest share price multiplied by the number of shares you own. The Fund seeks to maintain a constant NAV of $1.00 per share.

Each security held by a Fund is valued on an amortized cost basis according to Rule 2a-7 under the Investment Company Act of 1940. Under this method of valuation, a security is initially valued at its acquisition cost, and thereafter a constant straightline amortization of any discount or premium is assumed each day regardless of the impact of fluctuating interest rates on the market value of the security.

Shareholders whose purchase of shares of the Institutional Municipal Money Market Fund is accepted at or before 12 noon Eastern time on any day the market is open, except in those cases where the market closes earlier, will receive the dividend declared by the Fund for that day; shareholders whose purchase of shares is accepted after the time noted above will begin earning dividends on the next business day after the Fund accepts their order.

Closing market prices for foreign securities in particular may not reflect current value as of the time the Fund values its shares. Many foreign markets close substantially before 4:00 p.m. Eastern Time, and events occurring after such close may materially affect the value of securities traded in those markets. To address this, the Fund's fair value pricing policies provide for valuing foreign securities at fair value if an event or development has occurred subsequent to the close of the foreign market that would materially affect the value of the security. Substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. Under the Fund’s fair value pricing policies, the values of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold. As a result of the foregoing, it is possible that fair value prices will be used by the Fund to a significant extent.

HOW TO CHOOSE AN EVERGREEN FUND

When choosing an Evergreen fund, you should:

  Most importantly, read the prospectus to see if the Fund is suitable for you.
  Consider talking to an investment professional. He or she is qualified to give you investment advice based on your investment goals and financial situation and will be able to answer questions you may have after reading the Fund's prospectus. He or she can also assist you through all phases of opening your account.
  Request any additional information you want about the Fund, such as the Statement of Additional Information (SAI), Annual Report or Semi-annual Report by calling 1.800.343.2898. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at EvergreenInvestments.com.

Short-Term Trading Policy

Excessive short-term trading in a Fund’s shares by investors can be detrimental to the interests of long-term shareholders. Excessive short-term trading may disrupt portfolio management of the Fund, harm Fund performance, create transaction and other administrative costs that are borne by all shareholders and, ultimately, result in a dilution of or otherwise negatively impact the value of the Fund’s shares.

To limit the negative effects on the Fund of short-term trading, the Fund has adopted certain restrictions on trading by investors. Investors are limited to three “round trip” exchanges per calendar quarter and five “round trip” exchanges per calendar year. A “round trip” exchange occurs when an investor exchanges from one fund to another fund and back to the original fund. In addition, the Fund reserves the right to reject any purchase or exchange, and to terminate an investor’s investment or exchange privileges, if the Fund determines in its sole discretion that the trading activity by the investor may be materially detrimental to the interests of long-term shareholders. The Fund may reject purchases or exchanges, or terminate investment or exchange privileges, even if the investor has not exceeded the three-per-quarter/five-per-year limits described above. In considering whether trading activity may be materially detrimental to the interests of long-term shareholders, the Fund considers a number of factors such as the frequency of trading by the investor, the amount involved in the investor’s trades, and the length of time the investment is held, along with other factors.

The Evergreen funds attempt to enforce the foregoing trading restrictions by monitoring purchases, sales and exchanges on a daily basis. However, there are certain limitations on the Fund's ability to detect and prevent trading that would violate these restrictions. For example, while the Fund has access to trading information relating to investors who trade and hold their shares directly with the Fund, the Fund may not have access to such information for investors who trade through financial intermediaries such as broker/dealers and financial advisors or through retirement plans. Certain financial intermediaries and retirement plans hold their shares or those of their clients through omnibus accounts maintained with the Fund. In the case of omnibus accounts, the Fund does not have access to information regarding trading activity by individual investors, and therefore is unable to monitor for excessive short-term trading or violations of the Fund's trading restrictions. For these and other reasons, it is possible that excessive short-term trading or trading in violation of the Fund's trading restrictions may occur despite the Fund's efforts to prevent them.

HOW TO BUY AND REDEEM SHARES

Participant shares of the Fund are sold at NAV. You can buy and redeem your Participant shares of the Fund at NAV through USAA Investment Management Company (IMCO), the broker-dealer, on any day the New York Stock Exchange is open pursuant to the Fund's procedures.

OTHER SERVICES

Automatic Reinvestment of Distributions

For the convenience of investors, all dividends and capital gains distributions are automatically reinvested, unless you request otherwise. The details of your dividends and other distributions will be included on your statement.

THE TAX CONSEQUENCES OF INVESTING IN THE FUND

You will be taxed on fund distributions which may consist of dividends and capital gains. However, the sale of money market fund shares typically is not a tax reportable event because the net asset value of the shares generally would not change.

Fund Distributions

A mutual fund passes along to all of its shareholders the net income or profits it receives from its investments. The shareholders of the fund then pay any taxes due, whether they receive these distributions in cash or elect to have them reinvested. Institutional Municipal Money Market Fund expects that substantially all of its regular dividends will be exempt from federal income tax other than the alternative minimum tax. Otherwise, the Fund will distribute two types of taxable income to you:

  Dividends. To the extent that regular dividends are derived from investment income that is not tax exempt, or from short-term capital gains, you will have to include them in your federal taxable income. The Fund pays a monthly dividend from the interest income it receives on securities in which it invests. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares of your account are redeemed, you will receive dividends payable up to the date of redemption with the proceeds of the redemption. Dividends paid by a Fund are not expected to qualify for the 15% tax rate for individuals since all of the Fund's income will be derived from interest.
  Capital Gains. When a mutual fund sells a security it owns for a profit, the result is a capital gain. The Fund generally distributes capital gains, if any, at least once a year, near the end of the calendar year. Short-term capital gains reflect securities held by the Fund for a year or less and are considered ordinary income just like dividends. Profits on securities held longer than 12 months are considered long-term capital gains when they are distributed to shareholders. Individual shareholders receiving such distributions are taxed at a maximum rate no higher than 15%. It is not anticipated that any significant capital gains will be realized by the Fund.

Dividend and Capital Gain Reinvestment

Unless you choose otherwise on the account application, all dividends will be reinvested. Distribution checks that are returned and distribution checks that are uncashed when the shareholder has failed to respond to mailings from the shareholder servicing agent will automatically be reinvested. No interest will accrue on amounts represented by uncashed distribution or redemption checks. We will send you a statement each January with the federal tax status of dividends and distributions paid by the Fund during the previous calendar year.

Profits You Realize When You Redeem Shares

When you sell shares in a mutual fund, whether by redeeming or exchanging, you have created a taxable event. You must report any gain or loss on your tax return unless the transaction was entered into by a tax-deferred retirement plan. It is your responsibility to keep accurate records of your mutual fund transactions. You will need this information when you file your income tax return, since you must report any capital gain or loss you incur when you sell shares. Remember, an exchange is a purchase and a sale for tax purposes.

FEES AND EXPENSES OF THE FUND

Every mutual fund has fees and expenses that are assessed either directly or indirectly. This section describes each of those fees.

Management Fee

The management fee pays for the normal expenses of managing the Fund, including portfolio manager salaries, research costs, corporate overhead expenses and related expenses.

12b-1 Fees

The Trustees of the Evergreen funds have approved a policy to assess annual 12b-1 fees of up to 0.75% of the Participant shares' average daily net assets. However, currently the 12b-1 fees are limited to 0.50% of the Participant shares' average daily net assets. These fees increase the cost of your investment. The purpose of the 12b-1 fees is to promote the sale of more shares of the Fund to the public. The Fund may use 12b-1 fees for advertising and marketing and as a "service fee" to broker-dealers, banks and other financial institutions for additional shareholder services and/or the maintenance of accounts. In addition to receiving 12b-1 fees, IMCO may receive additional fees based on IMCO customer average daily assets of the Fund as follows: up to 0.065% annually for recordkeeping services from Evergreen Service Company, LLC, the Fund's transfer agent; and up to 0.07% annually for marketing support services from EIMC, the Fund's investment advisor.

Other Expenses

Other expenses include miscellaneous fees from affiliated and outside service providers. These may include legal, audit, custodial and safekeeping fees, the printing and mailing of reports and statements, automatic reinvestment of distributions and other conveniences for which the shareholder pays no transaction fees.

Total Fund Operating Expenses

The total cost of running the Fund is called the expense ratio. As a shareholder, you are not charged these fees directly; instead they are taken out before the Fund’s NAV is calculated, and are expressed as a percentage of the Fund’s average daily net assets. The effect of these fees is reflected in the performance results for that share class. Because these fees are not charged directly to your account, investors should examine them closely in the prospectus, especially when comparing one fund with another fund in the same investment category. There are three things to remember about expense ratios: (i) your total return in the Fund is reduced in direct proportion to the fees; (ii) expense ratios can vary greatly between funds and fund families, from under 0.25% to over 3.00%; and (iii) the Fund’s investment advisor may waive a portion of the Fund’s expenses for a period of time, reducing its expense ratio.

Recoupment of Previously Waived Expenses

From time to time the Fund's investment advisor may voluntarily or contractually waive its fees and/or reimburse expenses in order to limit the Fund's operating expenses. The amount of any fees or expenses waived or reimbursed is subject to later recoupment by the investment advisor for a period of up to three fiscal years following the year in which the waiver or reimbursement occurred. For more complete information regarding the current status of any possible recoupment for previously waived or reimbursed fees, including the amount, please see the Fund's latest Annual or Semi-annual Report.

Additional Compensation to Financial Services Firms

EIMC or Evergreen Investment Services, Inc. (EIS) has entered into revenue sharing arrangements under which EIMC or EIS, as the case may be, makes payments to financial services firms that are intended to provide incentives for the sale of shares of Evergreen funds or to compensate the intermediary for marketing or marketing support activities. Payments under these arrangements are made from EIMC’s or EIS’s resources, as the case may be, and are in addition to any front-end sales charges, up-front commissions, Rule 12b-1 fees or other payments made or incentives provided to the financial services firm. The amounts of these payments typically are calculated as a percentage of sales made to and/or assets held by customers of the financial services firm. Please contact your investment professional for more details regarding these arrangements. Please contact an Evergreen funds service representative for a listing of financial services firms with whom we have such arrangements.

FINANCIAL HIGHLIGHTS

This section looks in detail at the results for one share in the Participant shares of the Fund—how much income it earned, how much of this income was passed along as a distribution and how much the return was reduced by expenses. The following table has been derived from financial information audited by KPMG LLP, the Fund's independent auditors. For a more complete picture of the Fund's financial statements, please see the Fund's Annual Report as well as the SAI, which is available upon request.

Institutional Municipal Money Market Fund

Year Ended February 28,
PARTICIPANT SHARES	2004 [1]	2003	2002 [2]
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00
Income from investment operations
Net investment income	0.005	0.010	0.015

Distributions to shareholders from
Net investment income	- 0.005	- 0.010	- 0.015

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00
Total return	0.51%	1.01%	1.47%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 57,298	$ 30,334	$ 9,874
Ratios to average net assets
Expenses [3]	0.72%	0.72%	0.75%[4]
Net investment income	0.49%	0.92%	1.26%[4]

1.  Year ended February 29.

2.  For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

3.  The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

4.  Annualized

OTHER FUND PRACTICES

Taxable securities in which Institutional Municipal Money Market Fund may invest on a short-term basis include obligations of the U.S. government, its agencies or instrumentalities, including repurchase agreements with banks or securities dealers involving such securities; time deposits maturing in not more than seven days; other debt securities rated within the two highest rating categories by any nationally recognized statistical ratings organization; commercial paper rated in the highest grade by Moody's Investors Service, Inc. or Standard & Poor's Ratings Services; and certificates of deposit issued by U.S. branches of U.S. banks with assets of $1 billion or more.

Please consult the SAI for more information regarding these and other investment practices used by the Fund, including risks.

For More Information About the Evergreen Institutional Municipal Money Market Fund, Ask for:

The Fund's most recent Annual or Semi-annual Report,which contains a complete financial accounting for the Fund and a complete list of the Fund's portfolio holdings as of a specific date, as well as commentary from the Fund’s portfolio managers. This report discusses the market conditions and investment strategies that significantly affected the Fund's performance during the most recent fiscal year or period.

The Statement of Additional Information (SAI),which contains more detailed information about the policies and procedures of the Fund. The SAI has been filed with the Securities and Exchange Commission (SEC) and its contents are legally considered to be part of this prospectus.

For questions, other information, or to request a copy, without charge, of any of the documents, call 1.800.343.2898 or ask your investment professional. We will mail material within three business days. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at EvergreenInvestments.com.

Information about the Fund (including the SAI) is also available on the SEC’s Internet website at http://www.sec.gov. Copies of this material may be obtained, for a duplication fee, by writing the SEC Public Reference Section, Washington D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov. This material can also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, call the SEC at 1.202.942.8090.

•  Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.,

•  200 Berkeley Street, Boston, MA 02116-5034.
38857-0704-W
RV3

SEC File No.: 811-08405

EVERGREEN SELECT MONEY MARKET TRUST

PART A

PROSPECTUS

USAA INVESTMENT MANAGEMENT COMPANY

INSTITUTIONAL SHARES

(Evergreen Institutional Money Market Fund and Evergreen Institutional Municipal Money Market Fund)

Evergreen
Institutional Money Market Funds

Evergreen Institutional Money Market Fund
Evergreen Institutional Municipal Money Market Fund
Institutional

offered through

USAA
INVESTMENT
MANAGEMENT
COMPANY

USAA Personal Asset Management

Prospectus, July 1, 2004

The Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. Anyone who tells you otherwise is committing a crime.

FUND RISK/RETURN SUMMARIES:

Overview of Fund Risks
Evergreen Institutional Money Market Fund
Evergreen Institutional Municipal Money Market Fund

GENERAL INFORMATION:

The Funds' Investment Advisor
Calculating the Share Price
How to Choose an Evergreen Fund
How to Buy and Redeem Shares
Other Services
The Tax Consequences of Investing in the Funds
Fees and Expenses of the Funds
Financial Highlights
Other Fund Practices

In general,

the Funds included in this prospectus provide investors with a selection of investment alternatives which seek as high a level of current income as is consistent with preserving capital and providing liquidity. Evergreen Institutional Municipal Money Market Fund also seeks current income which is exempt from regular federal income tax.

Fund Summaries Key

Each Fund's summary is organized around the following basic topics and questions:

INVESTMENT GOAL

What is the Fund's financial objective? You can find clarification on how the Fund seeks to achieve its objective by looking at the Fund's strategy and investment policies. The Fund's Board of Trustees can change the investment objective without a shareholder vote.

INVESTMENT STRATEGY

How does the Fund go about trying to meet its goals? What types of investments does it contain? What style of investing and investment philosophy does it follow? Does it have limits on the amount invested in any particular type of security?

RISK FACTORS

What are the specific risks for an investor in the Fund?

PERFORMANCE

How well has the Fund performed in the past year? The past five years? The past ten years?

EXPENSES

How much does it cost to invest in the Fund?

Overview of Fund Risks

Institutional Money Market Funds

typically rely on a combination of the following strategies:

  maintaining $1.00 per share net asset value;
  investing in high quality, short-term money market instruments, including U.S. government securities;
  investing in compliance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments; and
  selling a portfolio investment: i) when the issuer's investment fundamentals begin to deteriorate; ii) to take advantage of more attractive yield opportunities; iii) when the investment no longer appears to meet the Fund's investment objective; iv) when the Fund must meet redemptions; or v) for other investment reasons which a portfolio manager deems necessary.

may be appropriate for investors who:

  are seeking a conservative investment which invests in relatively safe securities;
  are seeking a fund for short-term investment; and
  are seeking liquidity.

Following this overview, you will find information on each Fund's specific investment strategies and risks.

Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

Risk Factors For All Mutual Funds

Please remember that an investment in a mutual fund is:

  not guaranteed to achieve its investment goal;
  not a deposit with a bank;
  not insured, endorsed or guaranteed by the FDIC or any government agency; and
  subject to investment risks.

The following are some of the most important factors that may affect the value of your investment. Other factors may be described in the discussion following this overview:

Interest Rate Risk

When interest rates go up, the value of debt securities tends to fall. Since the Fund invests a significant portion of its portfolio in debt securities, if interest rates rise, then the value of the Fund's investments in debt securities and its yield may decline. If interest rates go down, interest earned by the Fund on its debt investments may also decline, which could cause the Fund to reduce the dividends it pays. The longer the term of a debt security held by the Fund, the more the Fund is subject to interest rate risk.

Credit Risk

The value of a debt security is directly affected by the issuer's ability to repay principal and pay interest on time. Since the Fund invests in debt securities, the value of the Fund's investments in debt securities and its yield may decline if an issuer fails to pay an obligation on a timely basis. The Fund may also be subject to credit risk to the extent it engages in transactions, such as repurchase agreements, which involve a promise by a third party to honor an obligation to the Fund. Such third party may be unwilling or unable to honor its financial obligations.

Institutional Money Market Fund

INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income as is consistent with preserving capital and providing liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the ''Overview of Fund Risks'' on page 1.

The Fund invests principally in money market securities including short-term corporate debt obligations (such as fixed, variable or floating rate securities), certificates of deposit and bankers' acceptances, commercial paper, municipal securities and repurchase agreements determined to present minimal credit risk.

In addition, the Fund may invest in U.S. Treasury obligations and short-term securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The Fund may invest up to 30% of its assets in bank certificates of deposit and bankers' acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks. The Fund may also invest in bank obligations.

The portfolio managers focus primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund will invest in securities of shorter maturities. If interest rates are high, the Fund will generally invest in securities with longer maturities; however, the Fund will not acquire any security with a remaining maturity of greater than 397 days.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the ''Overview of Fund Risks'' on page 1 under the headings:

  Interest Rate Risk
  Credit Risk

In addition to interest rate risk and credit risk, the Fund is subject to risks associated with obligations of the Inter-American Development Bank and the World Bank (formerly known as the International Bank for Reconstruction and Development). Because these banks are supported only by appropriated but unpaid commitments of member countries, there is no assurance that the commitments will be undertaken in the future.

If the Fund invests in bank certificates of deposit and bankers’ acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks, it could be exposed to certain unique risks of foreign investing. For example, political turmoil and economic instability in the countries in which the Fund invests could adversely affect the dividend yield, total return earned on and the value of your investment. Certain foreign countries have less developed and less regulated banking systems and accounting systems than the U.S.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

FUND FACTS:

Goals:

•  Current Income

•  Preservation of Capital

•  Liquidity

Principal Investment:

•  Money Market Instruments

Class of Shares Offered in this Prospectus:

•  Institutional

Investment Advisor:

•  Evergreen Investment Management Company, LLC

NASDAQ Symbol:

•  EMIXX

Dividend Payment Schedule:

•  Monthly

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Institutional shares of the Fund in each full calendar year since the Institutional shares' inception on 11/19/1996. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Institutional Shares (%)

1994	1995	1996	1997	1998	1999	2000	2001	2002	2003
			5.70	5.63	5.25	6.46	4.26	1.86	1.11

Best Quarter:	4th Quarter 2000	+ 1.66%
Worst Quarter:	3rd Quarter 2003	+ 0.24%
Year-to-date total return as of 3/31/2004 is +0.24%.

The next table lists the Fund’s average annual total return for Institutional shares over the past one and five years and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(for the period ended 12/31/2003)

	Inception Date of Class	1 year	5 year	10 year	Performance Since 11/19/1996
Institutional	11/19/1996	1.11%	3.77%	N/A	4.33%

To obtain current yield information call 1.800.343.2898. Clients with more than
$1 million in assets should call 1.800.847.5397.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 2/29/2004.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Institutional
Management Fees	0.11%
12b-1 Fees	0.00%
Other Expenses	0.10%
Total Fund Operating Expenses	0.21%

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

After:	Institutional
1 year	$ 22
3 years	$ 68
5 years	$ 118
10 years	$ 268

Institutional Municipal Money Market Fund

INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income exempt from regular federal income tax, as is consistent with preserving capital and providing liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the ''Overview of Fund Risks'' on page 1.

The Fund invests at least 80% of its assets in municipal money market securities (including fixed, variable or floating rate general obligation and revenue bonds; tax, bond and revenue anticipation notes; and commercial paper obligations), the interest from which is exempt from federal income tax, other than the alternative minimum tax.

The Fund invests in municipal money market securities determined to present minimal credit risk and issued by any U.S. state, the District of Columbia and their political subdivisions. The Fund also invests in tender option bonds, which are demand obligations that bear interest at the prevailing short-term, tax-exempt rate. In determining which securities to purchase for the portfolio, the portfolio managers focus on the supply and demand of the security in the market place as well as the current interest rate environment.

The Fund may temporarily invest up to 20% of its assets in high quality, short-term taxable securities under one or more of the following circumstances: (a) pending investment of proceeds from the sale of Fund shares or portfolio securities; (b) pending settlement of purchases of portfolio securities; and (c) to maintain liquidity for the purpose of meeting anticipated redemptions. However, the Fund may temporarily invest up to 100% of its assets in taxable securities for defensive purposes, which may result in the Fund not achieving its investment objective.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the ''Overview of Fund Risks'' on page 1 under the headings:

  Interest Rate Risk
  Credit Risk

Because the taxable money market is a broader and more liquid market and has a greater number of investors, issuers and market makers than the market for short-term, tax-exempt municipal securities, the liquidity of the Fund may not be equal to that of a money market fund which invests exclusively in short-term taxable money market instruments. The more limited marketability of short-term, tax-exempt municipal securities may make it difficult in certain circumstances to dispose of large investments advantageously.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

FUND FACTS:

Goals:

•  High Current Income Exempt from Regular Federal Income Tax

•  Preservation of Capital

•  Liquidity

Principal Investment:

•  Municipal Money Market Securities

Class of Shares Offered in this Prospectus:

•  Institutional

Investment Advisor:

•  Evergreen Investment Management Company, LLC

NASDAQ Symbol:

•  EMMXX

Dividend Payment Schedule:

•  Monthly

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Institutional shares of the Fund in each full calendar year since the Institutional shares' inception on 11/20/1996. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Institutional Shares (%)

1994	1995	1996	1997	1998	1999	2000	2001	2002	2003
			3.66	3.61	3.39	4.33	2.90	1.56	1.05

Best Quarter:	2nd Quarter 2000	+ 1.13%
Worst Quarter:	3rd Quarter 2003	+ 0.22%
Year-to-date total return as of 3/31/2004 is +0.23%.

The next table lists the Fund’s average annual total return for Institutional shares over the past one and five years and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(for the period ended 12/31/2003)

	Inception Date of Class	1 year	5 year	10 year	Performance Since 11/20/1996
Institutional	11/20/1996	1.05%	2.64%	N/A	2.93%

To obtain current yield information call 1.800.343.2898. Clients with more than $1 million in assets should call 1.800.847.5397.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 2/29/2004.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Institutional
Management Fees	0.11%
12b-1 Fees	0.00%
Other Expenses	0.11%
Total Fund Operating Expenses	0.22%

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

After:	Institutional
1 year	$ 23
3 years	$ 71
5 years	$ 124
10 years	$ 280

THE FUNDS' INVESTMENT ADVISOR

An investment advisor manages a fund's investments and supervises its daily business affairs. The investment advisor for the Evergreen funds is a subsidiary of Wachovia Corporation (Wachovia), the fourth largest bank holding company in the United States, with over $401 billion in consolidated assets as of 12/31/2003. Wachovia is located at 301 South College Street, Charlotte, North Carolina 28288-0013.

Evergreen Investment Management Company, LLC (EIMC)is the investment advisor to the Funds. EIMC has been managing mutual funds and private accounts since 1932 and managed over $109.4 billion in assets for the Evergreen funds as of 12/31/2003. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

For the fiscal year ended 2/29/2004, the aggregate advisory fee paid to EIMC by each Fund was as follows:

Fund	% of the Fund's average daily net assets
Institutional Money Market Fund	0.11%
Institutional Municipal Money Market Fund	0.11%

CALCULATING THE SHARE PRICE

The value of one share of a Fund, also known as the net asset value, or NAV, is calculated at 4 p.m. Eastern time for Institutional Municipal Money Market Fund and 5 p.m. Eastern time for Institutional Money Market Fund, on each day the New York Stock Exchange is open or as of the time the Exchange closes, if earlier. A Fund calculates the share price for each share by adding up its total assets, subtracting all liabilities, then dividing the result by the total number of shares outstanding. The NAV of each class of shares is calculated separately.

The price per share you pay for a Fund purchase or the amount you receive for a Fund redemption is based on the next price calculated after the order is received and all required information is provided. The value of your account at any given time is the latest share price multiplied by the number of shares you own. The Funds seek to maintain a constant NAV of $1.00 per share.

Each security held by a Fund is valued on an amortized cost basis according to Rule 2a-7 under the Investment Company Act of 1940. Under this method of valuation, a security is initially valued at its acquisition cost, and thereafter a constant straightline amortization of any discount or premium is assumed each day regardless of the impact of fluctuating interest rates on the market value of the security.

Shareholders whose purchase of shares is accepted at or before 12 Noon Eastern time for Institutional Municipal Money Market Fund and at or before 5 p.m. Eastern time for Institutional Money Market Fund on any day the market is open, except in those cases where the market closes earlier, will receive the dividend declared by the Fund for that day; shareholders whose purchase of shares is accepted after the times noted above will begin earning dividends on the next business day after the Fund accepts their order.

Closing market prices for foreign securities in particular may not reflect current value as of the time the Fund values its shares. Many foreign markets close substantially before 4:00 p.m. Eastern Time, and events occurring after such close may materially affect the value of securities traded in those markets. To address this, the Fund's fair value pricing policies provide for valuing foreign securities at fair value if an event or development has occurred subsequent to the close of the foreign market that would materially affect the value of the security. Substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. Under the Fund’s fair value pricing policies, the values of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold. As a result of the foregoing, it is possible that fair value prices will be used by the Fund to a significant extent.

HOW TO CHOOSE AN EVERGREEN FUND

When choosing an Evergreen fund, you should:

  Most importantly, read the prospectus to see if the Fund is suitable for you.
  Consider talking to an investment professional. He or she is qualified to give you investment advice based on your investment goals and financial situation and will be able to answer questions you may have after reading the Fund's prospectus. He or she can also assist you through all phases of opening your account.
  Request any additional information you want about the Fund, such as the Statement of Additional Information (SAI), Annual Report or Semi-annual Report by calling 1.800.343.2898. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at EvergreenInvestments.com.

Short-Term Trading Policy

Excessive short-term trading in a Fund’s shares by investors can be detrimental to the interests of long-term shareholders. Excessive short-term trading may disrupt portfolio management of the Fund, harm Fund performance, create transaction and other administrative costs that are borne by all shareholders and, ultimately, result in a dilution of or otherwise negatively impact the value of the Fund’s shares.

To limit the negative effects on the Fund of short-term trading, the Fund has adopted certain restrictions on trading by investors. Investors are limited to three “round trip” exchanges per calendar quarter and five “round trip” exchanges per calendar year. A “round trip” exchange occurs when an investor exchanges from one fund to another fund and back to the original fund. In addition, the Fund reserves the right to reject any purchase or exchange, and to terminate an investor’s investment or exchange privileges, if the Fund determines in its sole discretion that the trading activity by the investor may be materially detrimental to the interests of long-term shareholders. The Fund may reject purchases or exchanges, or terminate investment or exchange privileges, even if the investor has not exceeded the three-per-quarter/five-per-year limits described above. In considering whether trading activity may be materially detrimental to the interests of long-term shareholders, the Fund considers a number of factors such as the frequency of trading by the investor, the amount involved in the investor’s trades, and the length of time the investment is held, along with other factors.

The Evergreen funds attempt to enforce the foregoing trading restrictions by monitoring purchases, sales and exchanges on a daily basis. However, there are certain limitations on the Fund's ability to detect and prevent trading that would violate these restrictions. For example, while the Fund has access to trading information relating to investors who trade and hold their shares directly with the Fund, the Fund may not have access to such information for investors who trade through financial intermediaries such as broker/dealers and financial advisors or through retirement plans. Certain financial intermediaries and retirement plans hold their shares or those of their clients through omnibus accounts maintained with the Fund. In the case of omnibus accounts, the Fund does not have access to information regarding trading activity by individual investors, and therefore is unable to monitor for excessive short-term trading or violations of the Fund's trading restrictions. For these and other reasons, it is possible that excessive short-term trading or trading in violation of the Fund's trading restrictions may occur despite the Fund's efforts to prevent them.

HOW TO BUY AND REDEEM SHARES

Institutional shares of a Fund are sold at NAV. You can buy and redeem your Institutional shares of the Fund at NAV through USAA Investment Management Company (IMCO), the broker-dealer for the USAA Personal Asset Management accounts, on any day the New York Stock Exchange is open pursuant to the Fund's procedures.

OTHER SERVICES

Automatic Reinvestment of Distributions

For the convenience of investors, all dividends and capital gains distributions are automatically reinvested, unless you request otherwise. The details of your dividends and other distributions will be included on your statement.

THE TAX CONSEQUENCES OF INVESTING IN THE FUNDS

You will be taxed on fund distributions which may consist of dividends and capital gains. However, the sale of money market fund shares typically is not a tax reportable event because the net asset value of the shares generally would not change.

Fund Distributions

A mutual fund passes along to all of its shareholders the net income or profits it receives from its investments. The shareholders of the fund then pay any taxes due, whether they receive these distributions in cash or elect to have them reinvested. Institutional Municipal Money Market Fund expects that substantially all of its regular dividends will be exempt from federal income tax, other than the alternative minimum tax. Otherwise, the Funds will distribute two types of taxable income to you:

  Dividends. To the extent that regular dividends are derived from investment income that is not tax-exempt, or from short-term capital gains, you will have to include them in your federal taxable income. Each Fund pays a monthly dividend from the interest income it receives on securities in which it invests. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares of your account are redeemed, you will receive dividends payable up to the date of redemption with the proceeds of the redemption. Dividends paid by a Fund are not expected to qualify for the 15% tax rate for individuals since all of the Fund's income will be derived from interest.
  Capital Gains. When a mutual fund sells a security it owns for a profit, the result is a capital gain. The Funds generally distribute capital gains, if any, at least once a year, near the end of the calendar year. Short-term capital gains reflect securities held by the Funds for a year or less and are considered ordinary income just like dividends. Profits on securities held longer than 12 months are considered long-term capital gains when they are distributed to shareholders. Individual shareholders receiving such distributions are taxed at a maximum rate no higher than 15%. It is not anticipated that any significant capital gains will be realized by the Funds.

Dividend and Capital Gain Reinvestment

Unless you choose otherwise on the account application, all dividends will be reinvested. Distribution checks that are returned and distribution checks that are uncashed when the shareholder has failed to respond to mailings from the shareholder servicing agent will automatically be reinvested. No interest will accrue on amounts represented by uncashed distribution or redemption checks. We will send you a statement each January with the federal tax status of dividends and distributions paid by the Fund during the previous calendar year.

Profits You Realize When You Redeem Shares

When you sell shares in a mutual fund, whether by redeeming or exchanging, you have created a taxable event. You must report any gain or loss on your tax return unless the transaction was entered into by a tax-deferred retirement plan. It is your responsibility to keep accurate records of your mutual fund transactions. You will need this information when you file your income tax return, since you must report any capital gain or loss you incur when you sell shares. Remember, an exchange is a purchase and a sale for tax purposes.

FEES AND EXPENSES OF THE FUNDS

Every mutual fund has fees and expenses that are assessed either directly or indirectly. This section describes each of those fees.

Management Fee

The management fee pays for the normal expenses of managing the Fund, including portfolio manager salaries, research costs, corporate overhead expenses and related expenses.

Other Expenses

Other expenses include miscellaneous fees from affiliated and outside service providers. These may include legal, audit, custodial and safekeeping fees, the printing and mailing of reports and statements, automatic reinvestment of distributions and other conveniences for which the shareholder pays no transaction fees.

IMCO may receive additional fees based on IMCO customer average daily assets of each Fund as follows: up to 0.065% annually for recordkeeping services from Evergreen Service Company, LLC, the Funds' transfer agent; and up to 0.07% annually for marketing support services from EIMC, the Funds' investment advisor.

Total Fund Operating Expenses

The total cost of running the Fund is called the expense ratio. As a shareholder, you are not charged these fees directly; instead they are taken out before the Fund’s NAV is calculated, and are expressed as a percentage of the Fund’s average daily net assets. The effect of these fees is reflected in the performance results for that share class. Because these fees are not charged directly to your account, investors should examine them closely in the prospectus, especially when comparing one fund with another fund in the same investment category. There are three things to remember about expense ratios: (i) your total return in the Fund is reduced in direct proportion to the fees; (ii) expense ratios can vary greatly between funds and fund families, from under 0.25% to over 3.00%; and (iii) the Fund’s investment advisor may waive a portion of the Fund’s expenses for a period of time, reducing its expense ratio.

Recoupment of Previously Waived Expenses

From time to time, the Funds' investment advisor may voluntarily or contractually waive its fees and/or reimburse expenses in order to limit a Fund's operating expenses. The amount of any fees or expenses waived or reimbursed is subject to later recoupment by the investment advisor for a period of up to three fiscal years following the year in which the waiver or reimbursement occurred. For more complete information regarding the current status of any possible recoupment for previously waived or reimbursed fees, including the amount, please see each Fund's latest Annual or Semi-annual Report.

Additional Compensation to Financial Services Firms

EIMC or Evergreen Investment Services, Inc. (EIS) has entered into revenue sharing arrangements under which EIMC or EIS, as the case may be, makes payments to financial services firms that are intended to provide incentives for the sale of shares of Evergreen funds or to compensate the intermediary for marketing or marketing support activities. Payments under these arrangements are made from EIMC’s or EIS’s resources, as the case may be, and are in addition to any front-end sales charges, up-front commissions, Rule 12b-1 fees or other payments made or incentives provided to the financial services firm. The amounts of these payments typically are calculated as a percentage of sales made to and/or assets held by customers of the financial services firm. Please contact your investment professional for more details regarding these arrangements. Please contact an Evergreen funds service representative for a listing of financial services firms with whom we have such arrangements.

FINANCIAL HIGHLIGHTS

This section looks in detail at the results for one share in the Institutional shares of the Funds -- how much income it earned, how much of this income was passed along as a distribution and how much the return was reduced by expenses. The following table has been derived from financial information audited by KPMG LLP, the Funds' independent auditors. For a more complete picture of the Funds' financial statements, please see each Fund's Annual Report as well as the SAI, which is available upon request.

Institutional Money Market Fund

Year Ended February 28,
INSTITUTIONAL SHARES	2004 [1]	2003	2002	2001	2000 [1]
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from investment operations
Net investment income	0.010	0.017	0.035	0.063	0.053
Distributions to shareholders from
Net investment income	- 0.010	- 0.017	- 0.035	- 0.063	- 0.053
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return	1.05%	1.75%	3.58%	6.50%	5.39%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 13,392,535	$ 19,297,892	$ 11,290,424	$ 6,261,505	$ 3,848,005
Ratios to average net assets
Expenses [2]	0.21%	0.21%	0.22%	0.21%	0.22%
Net investment income	1.06%	1.70%	3.35%	6.31%	5.25%

1.  Year ended February 29.

2.  The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

Institutional Municipal Money Market Fund

Year Ended February 28,
INSTITUTIONAL SHARES	2004 [1]	2003	2002	2001	2000 [1]
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from investment operations
Net investment income	0.010	0.015	0.025	0.042	0.035

Distributions to shareholders from
Net investment income	- 0.010	- 0.015	- 0.025	- 0.042	- 0.035

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return	1.01%	1.52%	2.54%	4.31%	3.51%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 5,035,745	$ 2,975,741	$ 1,625,943	$ 1,156,027	$ 937,122
Ratios to average net assets
Expenses [2]	0.22%	0.22%	0.24%	0.21%	0.24%
Net investment income	0.98%	1.44%	2.45%	4.20%	3.42%

1.  Year ended February 29.

2.  The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

OTHER FUND PRACTICES

Taxable securities in which Institutional Municipal Money Market Fund may invest on a short-term basis include obligations of the U.S. government, its agencies or instrumentalities, including repurchase agreements with banks or securities dealers involving such securities; time deposits maturing in not more than seven days; other debt securities rated within the two highest rating categories by any nationally recognized statistical ratings organization; commercial paper rated in the highest grade by Moody's Investors Service, Inc. or Standard & Poor's Ratings Services; and certificates of deposit issued by U.S. branches of U.S. banks with assets of $1 billion or more.

Please consult the SAI for more information regarding these and other investment practices used by the Funds, including risks.

For More Information About the Evergreen Institutional Money Market Funds, Ask for:

Each Fund's most recent Annual or Semi-annual Report,which contains a complete financial accounting for each Fund and a complete list of each Fund's portfolio holdings as of a specific date, as well as commentary from each Fund’s portfolio managers. These reports discuss the market conditions and investment strategies that significantly affected the Funds' performance during the most recent fiscal year or period.

The Statement of Additional Information (SAI),which contains more detailed information about the policies and procedures of the Funds. The SAI has been filed with the Securities and Exchange Commission (SEC) and its contents are legally considered to be part of this prospectus.

For questions, other information, or to request a copy, without charge, of any of the documents, call 1.800.343.2898 or ask your investment professional. We will mail material within three business days. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at EvergreenInvestments.com.

Information about these Funds (including the SAI) is also available on the SEC's Internet website at http://www.sec.gov. Copies of this material may be obtained, for a duplication fee, by writing the SEC Public Reference Section, Washington D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov. This material can also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, call the SEC at 1.202.942.8090.

•  Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.,

•  200 Berkeley Street, Boston, MA 02116-5034.
41660-0704-W
RV2

SEC File No.: 811-08405

EVERGREEN SELECT MONEY MARKET TRUST

PART A

PROSPECTUS

USAA INVESTMENT MANAGEMENT COMPANY

INSTITUTIONAL SERVICE SHARES

(Evergreen Institutional Money Market Fund and Evergreen Institutional Municipal Money Market Fund)

Evergreen
Institutional Money Market Funds

Evergreen Institutional Money Market Fund
Evergreen Institutional Municipal Money Market Fund
Institutional Service

offered through

USAA
INVESTMENT
MANAGEMENT
COMPANY

USAA Personal Asset Management

Prospectus, July 1, 2004

The Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. Anyone who tells you otherwise is committing a crime.

FUND RISK/RETURN SUMMARIES:

Overview of Fund Risks
Evergreen Institutional Money Market Fund
Evergreen Institutional Municipal Money Market Fund

GENERAL INFORMATION:

The Funds' Investment Advisor
Calculating the Share Price
How to Choose an Evergreen Fund
How to Buy and Redeem Shares
Other Services
The Tax Consequences of Investing in the Funds
Fees and Expenses of the Funds
Financial Highlights
Other Fund Practices

In general,

the Funds included in this prospectus provide investors with a selection of investment alternatives which seek as high a level of current income as is consistent with preserving capital and providing liquidity. Evergreen Institutional Municipal Money Market Fund also seeks current income which is exempt from regular federal income tax.

Fund Summaries Key

Each Fund's summary is organized around the following basic topics and questions:

INVESTMENT GOAL

What is the Fund's financial objective? You can find clarification on how the Fund seeks to achieve its objective by looking at the Fund's strategy and investment policies. The Fund's Board of Trustees can change the investment objective without a shareholder vote.

INVESTMENT STRATEGY

How does the Fund go about trying to meet its goals? What types of investments does it contain? What style of investing and investment philosophy does it follow? Does it have limits on the amount invested in any particular type of security?

RISK FACTORS

What are the specific risks for an investor in the Fund?

PERFORMANCE

How well has the Fund performed in the past year? The past five years? The past ten years?

EXPENSES

How much does it cost to invest in the Fund?

Overview of Fund Risks

Institutional Money Market Funds

typically rely on a combination of the following strategies:

  maintaining $1.00 per share net asset value;
  investing in high quality, short-term money market instruments, including U.S. government securities;
  investing in compliance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments; and
  selling a portfolio investment: i) when the issuer's investment fundamentals begin to deteriorate; ii) to take advantage of more attractive yield opportunities; iii) when the investment no longer appears to meet the Fund's investment objective; iv) when the Fund must meet redemptions; or v) for other investment reasons which a portfolio manager deems necessary.

may be appropriate for investors who:

  are seeking a conservative investment which invests in relatively safe securities;
  are seeking a fund for short-term investment; and
  are seeking liquidity.

Following this overview, you will find information on each Fund's specific investment strategies and risks.

Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

Risk Factors For All Mutual Funds

Please remember that an investment in a mutual fund is:

  not guaranteed to achieve its investment goal;
  not a deposit with a bank;
  not insured, endorsed or guaranteed by the FDIC or any government agency; and
  subject to investment risks.

The following are some of the most important factors that may affect the value of your investment. Other factors may be described in the discussion following this overview:

Interest Rate Risk

When interest rates go up, the value of debt securities tends to fall. Since the Fund invests a significant portion of its portfolio in debt securities, if interest rates rise, then the value of the Fund's investments in debt securities and its yield may decline. If interest rates go down, interest earned by the Fund on its debt investments may also decline, which could cause the Fund to reduce the dividends it pays. The longer the term of a debt security held by the Fund, the more the Fund is subject to interest rate risk.

Credit Risk

The value of a debt security is directly affected by the issuer's ability to repay principal and pay interest on time. Since the Fund invests in debt securities, the value of the Fund's investments in debt securities and its yield may decline if an issuer fails to pay an obligation on a timely basis. The Fund may also be subject to credit risk to the extent it engages in transactions, such as repurchase agreements, which involve a promise by a third party to honor an obligation to the Fund. Such third party may be unwilling or unable to honor its financial obligations.

Institutional Money Market Fund

INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income as is consistent with preserving capital and providing liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the ''Overview of Fund Risks'' on page 1.

The Fund invests principally in money market securities including short-term corporate debt obligations (such as fixed, variable or floating rate securities), certificates of deposit and bankers' acceptances, commercial paper, municipal securities and repurchase agreements determined to present minimal credit risk.

In addition, the Fund may invest in U.S. Treasury obligations and short-term securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The Fund may invest up to 30% of its assets in bank certificates of deposit and bankers' acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks. The Fund may also invest in bank obligations.

The portfolio managers focus primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund will invest in securities of shorter maturities. If interest rates are high, the Fund will generally invest in securities with longer maturities; however, the Fund will not acquire any security with a remaining maturity of greater than 397 days.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the ''Overview of Fund Risks'' on page 1 under the headings:

  Interest Rate Risk
  Credit Risk

In addition to interest rate risk and credit risk, the Fund is subject to risks associated with obligations of the Inter-American Development Bank and the World Bank (formerly known as the International Bank for Reconstruction and Development). Because these banks are supported only by appropriated but unpaid commitments of member countries, there is no assurance that the commitments will be undertaken in the future.

If the Fund invests in bank certificates of deposit and bankers’ acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks, it could be exposed to certain unique risks of foreign investing. For example, political turmoil and economic instability in the countries in which the Fund invests could adversely affect the dividend yield, total return earned on and the value of your investment. Certain foreign countries have less developed and less regulated banking systems and accounting systems than the U.S.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

FUND FACTS:

Goals:

•  Current Income

•  Preservation of Capital

•  Liquidity

Principal Investment:

•  Money Market Instruments

Class of Shares Offered in this Prospectus:

•  Institutional Service

Investment Advisor:

•  Evergreen Investment Management Company, LLC

NASDAQ Symbol:

•  EMSXX

Dividend Payment Schedule:

•  Monthly

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Institutional Service shares of the Fund in each full calendar year since the Institutional Service shares' inception on 11/26/1996. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Institutional Service Shares (%)

1994	1995	1996	1997	1998	1999	2000	2001	2002	2003
			5.44	5.36	4.99	6.20	4.00	1.61	0.85

Best Quarter:	4th Quarter 2000	+ 1.60%
Worst Quarter:	4th Quarter 2003	+ 0.18%
Year-to-date total return as of 3/31/2004 is +0.18%.

The next table lists the Fund’s average annual total return for Institutional Service shares over the past one and five years and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(for the period ended 12/31/2003)

	Inception Date of Class	1 year	5 year	10 year	Performance Since 11/26/1996
Institutional Service	11/26/1996	0.85%	3.51%	N/A	4.07%

To obtain current yield information call 1.800.343.2898. Clients with more than
$1 million in assets should call 1.800.847.5397.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 2/29/2004.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Institutional Service
Management Fees	0.11%
12b-1 Fees	0.25%
Other Expenses	0.10%
Total Fund Operating Expenses	0.46%

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

After:	Institutional Service
1 year	$ 47
3 years	$ 148
5 years	$ 258
10 years	$ 579

Institutional Municipal Money Market Fund

INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income exempt from regular federal income tax, as is consistent with preserving capital and providing liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the ''Overview of Fund Risks'' on page 1.

The Fund invests at least 80% of its assets in municipal money market securities (including fixed, variable or floating rate general obligation and revenue bonds; tax, bond and revenue anticipation notes; and commercial paper obligations), the interest from which is exempt from federal income tax, other than the alternative minimum tax.

The Fund invests in municipal money market securities determined to present minimal credit risk and issued by any U.S. state, the District of Columbia and their political subdivisions. The Fund also invests in tender option bonds, which are demand obligations that bear interest at the prevailing short-term, tax-exempt rate. In determining which securities to purchase for the portfolio, the portfolio managers focus on the supply and demand of the security in the market place as well as the current interest rate environment.

The Fund may temporarily invest up to 20% of its assets in high quality, short-term taxable securities under one or more of the following circumstances: (a) pending investment of proceeds from the sale of Fund shares or portfolio securities; (b) pending settlement of purchases of portfolio securities; and (c) to maintain liquidity for the purpose of meeting anticipated redemptions. However, the Fund may temporarily invest up to 100% of its assets in taxable securities for defensive purposes, which may result in the Fund not achieving its investment objective.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the ''Overview of Fund Risks'' on page 1 under the headings:

  Interest Rate Risk
  Credit Risk

Because the taxable money market is a broader and more liquid market and has a greater number of investors, issuers and market makers than the market for short-term, tax-exempt municipal securities, the liquidity of the Fund may not be equal to that of a money market fund which invests exclusively in short-term taxable money market instruments. The more limited marketability of short-term, tax-exempt municipal securities may make it difficult in certain circumstances to dispose of large investments advantageously.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

FUND FACTS:

Goals:

•  High Current Income Exempt from Regular Federal Income Tax

•  Preservation of Capital

•  Liquidity

Principal Investment:

•  Municipal Money Market Securities

Class of Shares Offered in this Prospectus:

•  Institutional Service

Investment Advisor:

•  Evergreen Investment Management Company, LLC

NASDAQ Symbol:

•  EISXX

Dividend Payment Schedule:

•  Monthly

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Institutional Service shares of the Fund in each full calendar year since the Institutional Service shares' inception on 11/25/1996. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Institutional Service Shares (%)

1994	1995	1996	1997	1998	1999	2000	2001	2002	2003
			3.40	3.35	3.14	4.07	2.65	1.30	0.80

Best Quarter:	2nd Quarter 2000	+ 1.07%
Worst Quarter:	3rd Quarter 2003	+ 0.15%
Year-to-date total return as of 3/31/2004 is +0.16%.

The next table lists the Fund’s average annual total return for Institutional Service shares over the past one and five years and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(for the period ended 12/31/2003)

	Inception Date of Class	1 year	5 year	10 year	Performance Since 11/25/1996
Institutional Service	11/25/1996	0.80%	2.38%	N/A	2.68%

To obtain current yield information call 1.800.343.2898. Clients with more than
$1 million in assets should call 1.800.847.5397.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 2/29/2004.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Institutional Service
Management Fees	0.11%
12b-1 Fees	0.25%
Other Expenses	0.11%
Total Fund Operating Expenses	0.47%

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

After:	Institutional Service
1 year	$ 48
3 years	$ 151
5 years	$ 263
10 years	$ 591

THE FUNDS' INVESTMENT ADVISOR

An investment advisor manages a fund's investments and supervises its daily business affairs. The investment advisor for the Evergreen funds is a subsidiary of Wachovia Corporation (Wachovia), the fourth largest bank holding company in the United States, with over $401 billion in consolidated assets as of 12/31/2003. Wachovia is located at 301 South College Street, Charlotte, North Carolina 28288-0013.

Evergreen Investment Management Company, LLC (EIMC)is the investment advisor to the Funds. EIMC has been managing mutual funds and private accounts since 1932 and managed over $109.4 billion in assets for the Evergreen funds as of 12/31/2003. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

For the fiscal year ended 2/29/2004, the aggregate advisory fee paid to EIMC by each Fund was as follows:

Fund	% of the Fund's average daily net assets
Institutional Money Market Fund	0.11%
Institutional Municipal Money Market Fund	0.11%

CALCULATING THE SHARE PRICE

The value of one share of a Fund, also known as the net asset value, or NAV, is calculated at 4 p.m. Eastern time for Institutional Municipal Money Market Fund and 5 p.m. Eastern time for Institutional Money Market Fund, on each day the New York Stock Exchange is open or as of the time the Exchange closes, if earlier. A Fund calculates the share price for each share by adding up its total assets, subtracting all liabilities, then dividing the result by the total number of shares outstanding. The NAV of each class of shares is calculated separately.

The price per share you pay for a Fund purchase or the amount you receive for a Fund redemption is based on the next price calculated after the order is received and all required information is provided. The value of your account at any given time is the latest share price multiplied by the number of shares you own. The Funds seek to maintain a constant NAV of $1.00 per share.

Each security held by a Fund is valued on an amortized cost basis according to Rule 2a-7 under the Investment Company Act of 1940. Under this method of valuation, a security is initially valued at its acquisition cost, and thereafter a constant straightline amortization of any discount or premium is assumed each day regardless of the impact of fluctuating interest rates on the market value of the security.

Shareholders whose purchase of shares is accepted at or before 12 Noon Eastern time for Institutional Municipal Money Market Fund and at or before 5 p.m. Eastern time for Institutional Money Market Fund on any day the market is open, except in those cases where the market closes earlier, will receive the dividend declared by the Fund for that day; shareholders whose purchase of shares is accepted after the times noted above will begin earning dividends on the next business day after the Fund accepts their order.

Closing market prices for foreign securities in particular may not reflect current value as of the time the Fund values its shares. Many foreign markets close substantially before 4:00 p.m. Eastern time, and events occurring after such close may materially affect the value of securities traded in those markets. To address this, the Funds’ fair value pricing policies provide for valuing foreign securities at fair value if an event or development has occurred subsequent to the close of the foreign market that would materially affect the value of the security. Substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. Under the Funds’ fair value pricing policies, the values of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold. As a result of the foregoing, it is possible that fair value prices will be used by the Funds to a significant extent.

HOW TO CHOOSE AN EVERGREEN FUND

When choosing an Evergreen fund, you should:

  Most importantly, read the prospectus to see if the Fund is suitable for you.
  Consider talking to an investment professional. He or she is qualified to give you investment advice based on your investment goals and financial situation and will be able to answer questions you may have after reading the Fund's prospectus. He or she can also assist you through all phases of opening your account.
  Request any additional information you want about the Fund, such as the Statement of Additional Information (SAI), Annual Report or Semi-annual Report by calling 1.800.343.2898. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at EvergreenInvestments.com.

Short-Term Trading Policy

Excessive short-term trading in a Fund’s shares by investors can be detrimental to the interests of long-term shareholders. Excessive short-term trading may disrupt portfolio management of the Fund, harm Fund performance, create transaction and other administrative costs that are borne by all shareholders and, ultimately, result in a dilution of or otherwise negatively impact the value of the Fund’s shares.

To limit the negative effects on the Fund of short-term trading, the Fund has adopted certain restrictions on trading by investors. Investors are limited to three “round trip” exchanges per calendar quarter and five “round trip” exchanges per calendar year. A “round trip” exchange occurs when an investor exchanges from one fund to another fund and back to the original fund. In addition, the Fund reserves the right to reject any purchase or exchange, and to terminate an investor’s investment or exchange privileges, if the Fund determines in its sole discretion that the trading activity by the investor may be materially detrimental to the interests of long-term shareholders. The Fund may reject purchases or exchanges, or terminate investment or exchange privileges, even if the investor has not exceeded the three-per-quarter/five-per-year limits described above. In considering whether trading activity may be materially detrimental to the interests of long-term shareholders, the Fund considers a number of factors such as the frequency of trading by the investor, the amount involved in the investor’s trades, and the length of time the investment is held, along with other factors.

The Evergreen funds attempt to enforce the foregoing trading restrictions by monitoring purchases, sales and exchanges on a daily basis. However, there are certain limitations on the Fund's ability to detect and prevent trading that would violate these restrictions. For example, while the Fund has access to trading information relating to investors who trade and hold their shares directly with the Fund, the Fund may not have access to such information for investors who trade through financial intermediaries such as broker/dealers and financial advisors or through retirement plans. Certain financial intermediaries and retirement plans hold their shares or those of their clients through omnibus accounts maintained with the Fund. In the case of omnibus accounts, the Fund does not have access to information regarding trading activity by individual investors, and therefore is unable to monitor for excessive short-term trading or violations of the Fund's trading restrictions. For these and other reasons, it is possible that excessive short-term trading or trading in violation of the Fund's trading restrictions may occur despite the Fund's efforts to prevent them.

HOW TO BUY AND REDEEM SHARES

Institutional Service shares of a Fund are sold at NAV. You can buy and redeem your Institutional Service shares of a Fund at NAV through USAA Investment Management Company (IMCO), the broker-dealer for the USAA Personal Asset Management accounts, on any day the New York Stock Exchange is open pursuant to the Fund's procedures.

OTHER SERVICES

Automatic Reinvestment of Distributions

For the convenience of investors, all dividends and capital gains distributions are automatically reinvested, unless you request otherwise. The details of your dividends and other distributions will be included on your statement.

THE TAX CONSEQUENCES OF INVESTING IN THE FUNDS

You will be taxed on fund distributions which may consist of dividends and capital gains. However, the sale of money market fund shares typically is not a tax reportable event because the net asset value of the shares generally would not change.

Fund Distributions

A mutual fund passes along to all of its shareholders the net income or profits it receives from its investments. The shareholders of the fund then pay any taxes due, whether they receive these distributions in cash or elect to have them reinvested. Institutional Municipal Money Market Fund expects that substantially all of its regular dividends will be exempt from federal income tax, other than the alternative minimum tax. Otherwise, the Funds will distribute two types of taxable income to you:

  Dividends. To the extent that regular dividends are derived from investment income that is not tax-exempt, or from short-term capital gains, you will have to include them in your federal taxable income. Each Fund pays a monthly dividend from the interest income it receives on securities in which it invests. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares of your account are redeemed, you will receive dividends payable up to the date of redemption with the proceeds of the redemption. Dividends paid by a Fund are not expected to qualify for the 15% tax rate for individuals since all of the Fund's income will be derived from interest.
  Capital Gains. When a mutual fund sells a security it owns for a profit, the result is a capital gain. The Funds generally distribute capital gains, if any, at least once a year, near the end of the calendar year. Short-term capital gains reflect securities held by the Funds for a year or less and are considered ordinary income just like dividends. Profits on securities held longer than 12 months are considered long-term capital gains when they are distributed to shareholders. Individual shareholders receiving such distributions are taxed at a maximum rate no higher than 15%. It is not anticipated that any significant capital gains will be realized by the Funds.

Dividend and Capital Gain Reinvestment

Unless you choose otherwise on the account application, all dividends will be reinvested. Distribution checks that are returned and distribution checks that are uncashed when the shareholder has failed to respond to mailings from the shareholder servicing agent will automatically be reinvested. No interest will accrue on amounts represented by uncashed distribution or redemption checks. We will send you a statement each January with the federal tax status of dividends and distributions paid by the Fund during the previous calendar year.

Profits You Realize When You Redeem Shares

When you sell shares in a mutual fund, whether by redeeming or exchanging, you have created a taxable event. You must report any gain or loss on your tax return unless the transaction was entered into by a tax-deferred retirement plan. It is your responsibility to keep accurate records of your mutual fund transactions. You will need this information when you file your income tax return, since you must report any capital gain or loss you incur when you sell shares. Remember, an exchange is a purchase and a sale for tax purposes.

FEES AND EXPENSES OF THE FUNDS

Every mutual fund has fees and expenses that are assessed either directly or indirectly. This section describes each of those fees.

Management Fee

The management fee pays for the normal expenses of managing the Fund, including portfolio manager salaries, research costs, corporate overhead expenses and related expenses.

12b-1 Fees

The Trustees of the Evergreen funds have approved a policy to assess annual 12b-1 fees of up to 0.75% of the Institutional Service shares' average daily net assets. However, currently the 12b-1 fees are limited to 0.25% of the Institutional Service shares' average daily net assets. These fees increase the cost of your investment. The purpose of the 12b-1 fees is to promote the sale of more shares of the Fund to the public. The Fund may use 12b-1 fees for advertising and marketing and as a "service fee" to broker-dealers, banks and other financial institutions for additional shareholder services and/or the maintenance of accounts. In addition to receiving 12b-1 fees, IMCO may receive additional fees based on IMCO customer average daily assets of the Fund as follows: up to 0.065% annually for recordkeeping services from Evergreen Service Company, LLC, the Fund's transfer agent; and up to 0.07% annually for marketing support services from EIMC, the Fund's investment advisor.

Other Expenses

Other expenses include miscellaneous fees from affiliated and outside service providers. These may include legal, audit, custodial and safekeeping fees, the printing and mailing of reports and statements, automatic reinvestment of distributions and other conveniences for which the shareholder pays no transaction fees.

Total Fund Operating Expenses

The total cost of running the Fund is called the expense ratio. As a shareholder, you are not charged these fees directly; instead they are taken out before the Fund’s NAV is calculated, and are expressed as a percentage of the Fund’s average daily net assets. The effect of these fees is reflected in the performance results for that share class. Because these fees are not charged directly to your account, investors should examine them closely in the prospectus, especially when comparing one fund with another fund in the same investment category. There are three things to remember about expense ratios: (i) your total return in the Fund is reduced in direct proportion to the fees; (ii) expense ratios can vary greatly between funds and fund families, from under 0.25% to over 3.00%; and (iii) the Fund’s investment advisor may waive a portion of the Fund’s expenses for a period of time, reducing its expense ratio.

Recoupment of Previously Waived Expenses

From time to time, the Funds' investment advisor may voluntarily or contractually waive its fees and/or reimburse expenses in order to limit a Fund's operating expenses. The amount of any fees or expenses waived or reimbursed is subject to later recoupment by the investment advisor for a period of up to three fiscal years following the year in which the waiver or reimbursement occurred. For more complete information regarding the current status of any possible recoupment for previously waived or reimbursed fees, including the amount, please see each Fund's latest Annual or Semi-annual Report.

Additional Compensation to Financial Services Firms

EIMC or Evergreen Investment Services, Inc. (EIS) has entered into revenue sharing arrangements under which EIMC or EIS, as the case may be, makes payments to financial services firms that are intended to provide incentives for the sale of shares of Evergreen funds or to compensate the intermediary for marketing or marketing support activities. Payments under these arrangements are made from EIMC’s or EIS’s resources, as the case may be, and are in addition to any front-end sales charges, up-front commissions, Rule 12b-1 fees or other payments made or incentives provided to the financial services firm. The amounts of these payments typically are calculated as a percentage of sales made to and/or assets held by customers of the financial services firm. Please contact your investment professional for more details regarding these arrangements. Please contact an Evergreen funds service representative for a listing of financial services firms with whom we have such arrangements.

FINANCIAL HIGHLIGHTS

This section looks in detail at the results for one share in the Institutional Service shares of the Funds--how much income it earned, how much of this income was passed along as a distribution and how much the return was reduced by expenses. The following tables have been derived from financial information audited by KPMG LLP, the Funds' independent auditors. For a more complete picture of the Funds’ financial statements, please see each Fund's Annual Report as well as the SAI, which is available upon request.

Institutional Money Market Fund

Year Ended February 28,
INSTITUTIONAL SERVICE SHARES	2004 [1]	2003	2002	2001	2000 [1]
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from investment operations
Net investment income	0.008	0.015	0.033	0.061	0.050

Distributions to shareholders from
Net investment income	- 0.008	- 0.015	- 0.033	- 0.061	- 0.050
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return	0.80%	1.49%	3.32%	6.23%	5.13%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 2,474,978	$ 3,082,949	$ 3,896,538	$ 3,258,376	$ 2,699,653
Ratios to average net assets
Expenses [2]	0.46%	0.46%	0.47%	0.45%	0.47%
Net investment income	0.80%	1.50%	3.21%	6.05%	5.00%

1.  Year ended February 29.

2.  The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

Institutional Municipal Money Market Fund

Year Ended February 28,
INSTITUTIONAL SERVICE SHARES	2004 [1]	2003	2002	2001	2000 [1]
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from investment operations
Net investment income	0.008	0.013	0.023	0.040	0.032

Distributions to shareholders from
Net investment income	- 0.008	- 0.013	- 0.023	- 0.040	- 0.032

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return	0.76%	1.26%	2.29%	4.05%	3.26%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 881,212	$ 640,823	$ 590,476	$ 452,310	$ 129,041
Ratios to average net assets
Expenses [2]	0.47%	0.47%	0.49%	0.46%	0.48%
Net investment income	0.75%	1.20%	2.22%	3.92%	3.18%

1.  Year ended February 29.

2.  The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

OTHER FUND PRACTICES

Taxable securities in which Institutional Municipal Money Market Fund may invest on a short-term basis include obligations of the U.S. government, its agencies or instrumentalities, including repurchase agreements with banks or securities dealers involving such securities; time deposits maturing in not more than seven days; other debt securities rated within the two highest rating categories by any nationally recognized statistical ratings organization; commercial paper rated in the highest grade by Moody's Investors Service, Inc. or Standard & Poor's Ratings Services; and certificates of deposit issued by U.S. branches of U.S. banks with assets of $1 billion or more.

Please consult the SAI for more information regarding these and other investment practices used by the Funds, including risks.

For More Information About the Evergreen Institutional Money Market Funds, Ask for:

Each Fund's most recent Annual or Semi-annual Report,which contains a complete financial accounting for each Fund and a complete list of each Fund's portfolio holdings as of a specific date, as well as commentary from each Fund’s portfolio managers. These reports discuss the market conditions and investment strategies that significantly affected the Funds' performance during the most recent fiscal year or period.

The Statement of Additional Information (SAI),which contains more detailed information about the policies and procedures of the Funds. The SAI has been filed with the Securities and Exchange Commission (SEC) and its contents are legally considered to be part of this prospectus.

For questions, other information, or to request a copy, without charge, of any of the documents, call 1.800.343.2898 or ask your investment professional. We will mail material within three business days. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at EvergreenInvestments.com.

Information about these Funds (including the SAI) is also available on the SEC's Internet website at http://www.sec.gov. Copies of this material may be obtained, for a duplication fee, by writing the SEC Public Reference Section, Washington D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov. This material can also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, call the SEC at 1.202.942.8090.

•  Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.,

•  200 Berkeley Street, Boston, MA 02116-5034.
41661-0704-W
RV2

SEC File No.: 811-08405

EVERGREEN SELECT MONEY MARKET TRUST

PART B

STATEMENT OF ADDITIONAL INFORMATION (SAI)

EVERGREEN INSTITUTIONAL MONEY MARKET FUNDS

200 Berkeley Street

Boston, Massachusetts 02116

1.800.343.2898

STATEMENT OF ADDITIONAL INFORMATION

July 1, 2004

Evergreen Institutional 100% Treasury Money Market Fund (“Institutional 100% Treasury Fund”)

Evergreen Institutional Money Market Fund (“Institutional Money Market Fund”)

Evergreen Institutional Municipal Money Market Fund (“Institutional Municipal Fund”)

Evergreen Institutional Treasury Money Market Fund (“Institutional Treasury Fund”)

Evergreen Institutional U.S. Government Money Market Fund (“Institutional U.S. Government Fund”)

Evergreen Prime Cash Management Money Market Fund (“Prime Cash Management Fund”)

(Each a “Fund”; together, the “Funds”)

Each Fund is a series of an open-end management investment company known as Evergreen Select Money Market Trust (the “Trust”).

This Statement of Additional Information (SAI) pertains to all classes of shares of the Funds listed above.  It is not a prospectus but should be read in conjunction with the prospectuses dated July 1, 2004, as amended from time to time, for the Fund in which you are making or contemplating an investment. The Funds (except for the Institutional 100% Treasury Money Market Fund) are offered through seven prospectuses; one for each of the following share classes: Administrative, Institutional, Institutional Service, Investor, Participant, Reserve and Resource.  Institutional 100% Treasury Money Market Fund is offered through two prospectuses; one offering Institutional shares and one offering Institutional Service shares. You may obtain the prospectuses without charge by calling 1.800.343.2898 or by downloading them off our website at EvergreenInvestments.com.  The information in Part 1 of this SAI is specific information about the Funds described in the prospectuses.  The information in Part 2 of this SAI contains more general information that may or may not apply to the Fund or class of shares in which you are interested.

Certain information may be incorporated by reference to each Fund’s Annual Report dated February 29, 2004.  You may obtain a copy of an Annual Report without charge by calling 1.800.343.2898 or by downloading it off our website at EvergreenInvestments.com.

PART 1

TRUST HISTORY............................................................................................................................. 1-1

INVESTMENT POLICIES.................................................................................................................. 1-1

OTHER SECURITIES AND PRACTICES............................................................................................. 1-3

PRINCIPAL HOLDERS OF FUND SHARES........................................................................................ 1-4

EXPENSES................................................................................................................................... 1-11

PERFORMANCE............................................................................................................................ 1-14

SERVICE PROVIDERS................................................................................................................... 1-17

FINANCIAL STATEMENTS.............................................................................................................. 1-18

PART 2

ADDITIONAL INFORMATION ON SECURITIES AND INVESTMENT PRACTICES................................... 2-1

PURCHASE AND REDEMPTION OF SHARES................................................................................. 2-19

SALES CHARGE WAIVERS AND REDUCTIONS.............................................................................. 2-22

PRICING OF SHARES.................................................................................................................... 2-24

PERFORMANCE CALCULATIONS.................................................................................................. 2-25

PRINCIPAL UNDERWRITER........................................................................................................... 2-28

DISTRIBUTION EXPENSES UNDER RULE 12b-1.............................................................................. 2-29

TAX INFORMATION........................................................................................................................ 2-33

BROKERAGE................................................................................................................................ 2-36

ORGANIZATION............................................................................................................................. 2-37

INVESTMENT ADVISORY AGREEMENT......................................................................................... 2-38

MANAGEMENT OF THE TRUST...................................................................................................... 2-39

CORPORATE AND MUNICIPAL BOND RATINGS............................................................................. 2-44

ADDITIONAL INFORMATION........................................................................................................... 2-54

PROXY VOTING POLICY AND PROCEDURES………………………………………………………..Appendix A

PART 1

TRUST HISTORY

The Trust is an open-end management investment company, which was organized as a Delaware statutory trust on September 18, 1997. Each Fund is a diversified series of the Trust.  A copy of the Declaration of Trust is on file as an exhibit to the Trust's Registration Statement, of which this SAI is a part.

INVESTMENT POLICIES

FUNDAMENTAL INVESTMENT RESTRICTIONS

            Each Fund has adopted the fundamental investment restrictions set forth below which may not be changed without the vote of a majority of the Fund's outstanding shares, as defined in the Investment Company Act of 1940 (the “1940 Act”).  Where necessary, an explanation beneath a fundamental policy describes the Fund’s practices with respect to that policy, as allowed by current law. If the law governing a policy changes, the Fund’s practices may change accordingly without a shareholder vote.  Unless otherwise stated, all references to the assets of the Fund are in terms of current market value.

            1.         Diversification

Each Fund may not make any investment that is inconsistent with its classification as a diversified investment company under the 1940 Act.

            Further Explanation of Diversification Policy:

To remain classified as a diversified investment company under the 1940 Act, each Fund must conform with the following: With respect to 75% of its total assets, a diversified investment company may not invest more than 5% of its total assets, determined at market or other fair value at the time of purchase, in the securities of any one issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, determined at the time of purchase.  These limitations do not apply to (1) a Fund’s assets represented by cash or cash equivalents, (2) investments in securities issued or guaranteed by the United States (“U.S.”) government or its agencies or instrumentalities, and (3) shares of other investment companies.

2.         Concentration

Each Fund may not concentrate its investments in the securities of issuers primarily engaged in any particular industry (other than securities that are issued or guaranteed by the U.S. government or its agencies or instrumentalities, or in the case of Institutional Money Market Fund, domestic bank money instruments).

Further Explanation of Concentration Policy:

Each Fund does not invest more than 25% of its total assets, taken at market value, in the securities of issuers primarily engaged in any particular industry (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities).

3.         Issuing Senior Securities

Except as permitted under the 1940 Act, each Fund may not issue senior securities.

4.         Borrowing

Each Fund may not borrow money, except to the extent permitted by applicable law.

Further Explanation of Borrowing Policy:

Each Fund may borrow from banks and enter into reverse repurchase agreements in an amount up to 33 1/3% of its total assets, taken at market value.  Each Fund may also borrow up to an additional 5% of its total assets from banks or others.  Each Fund may borrow only as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares.  Each Fund may purchase additional securities so long as outstanding borrowings do not exceed 5% of its total assets. Each Fund may obtain such short‑term credit as may be necessary for the clearance of purchases and sales of portfolio securities.  Each Fund may purchase securities on margin and engage in short sales to the extent permitted by applicable law.

5.         Underwriting

            Each Fund may not underwrite securities of other issuers, except insofar as a Fund may be deemed to be an underwriter in connection with the disposition of its portfolio securities.

6.         Real Estate

Each Fund may not purchase or sell real estate, except that, to the extent permitted by applicable law, a Fund may invest in (a) securities that are directly or indirectly secured by real estate, or (b) securities issued by issuers that invest in real estate.

7.         Commodities

Each Fund may not purchase or sell commodities or contracts on commodities, except to the extent that a Fund may engage in financial futures contracts and related options and currency contracts and related options and may otherwise do so in accordance with applicable law and without registering as a commodity pool operator under the Commodity Exchange Act.

8.         Lending

Each Fund may not make loans to other persons, except that a Fund may lend its portfolio securities or cash in accordance with applicable law.  The acquisition of investment securities or other investment instruments shall not be deemed to be the making of a loan.

            Further Explanation of Lending Policy:

To generate income and offset expenses, a Fund (except for Institutional 100% Treasury Fund) may lend portfolio securities to broker‑dealers and other financial institutions in an amount up to 33 1/3% of its total assets, taken at market value.  While securities are on loan, the borrower will pay the Fund any income accruing on the security.  The Fund may invest any collateral it receives in additional portfolio securities, such as U.S. Treasury notes, certificates of deposit, other high‑grade, short‑term obligations or interest bearing cash equivalents.  Increases or decreases in the market value of a security lent will affect the Fund and its shareholders.

When a Fund lends its securities, it will require the borrower to give the Fund collateral in cash or U.S. government securities.  The Fund will require collateral in an amount equal to at least 100% of the current market value of the securities lent, including accrued interest.  The Fund has the right to call a loan and obtain the securities lent any time on notice of not more than five business days.  The Fund may pay reasonable fees in connection with such loans.

The funds in the Evergreen Select Equity Trust, Evergreen Select Fixed Income Trust (except Evergreen Adjustable Rate Fund), Evergreen Equity Trust (except Evergreen Technology Fund) and Evergreen Fixed Income Trust have the ability to lend cash to other Evergreen funds (except SNAP Fund), including the Funds of the Trust in accordance with Evergreen’s Interfund Lending Policy and with the exemptive order issued by the Securities and Exchange Commission on November 20, 2001 (Rel. No. 812-11592). Evergreen’s Interfund Lending Program was implemented after July 23, 2002.

            9.         Investments in Federally Tax-Exempt Securities

            As appropriate the Institutional Municipal Fund will, during periods of normal market conditions, invest its assets in accordance with applicable guidelines issued by the SEC or its staff concerning investment in tax-exempt securities for funds with the words tax-exempt, tax free or municipal in their names.

OTHER SECURITIES AND PRACTICES

For information regarding securities the Funds may purchase and investment practices the Funds may use, see the following sections in Part 2 of this SAI under “Additional Information on Securities and Investment Practices.”  Information provided in the sections listed below expands upon and supplements information provided in the Funds’ prospectuses.  The list below applies to all Funds unless otherwise noted.

Money Market Instruments

U.S. Government Agency Securities (not applicable to Institutional 100% Treasury Fund)

When-Issued, Delayed-Delivery and Forward Commitment Transactions

Repurchase Agreements (not applicable to Institutional 100% Treasury Fund)

Reverse Repurchase Agreements (not applicable to Institutional 100% Treasury Fund)

Securities Lending

Options and Futures Strategies

Foreign Securities (applicable to Institutional Money Market Fund and Prime Cash Management

   Fund only)

Premium Securities

Illiquid and Restricted Securities

Investment in Other Investment Companies

Municipal Securities (applicable to Institutional Money Market Fund, Institutional Municipal Fund and

   Prime Cash Management Fund only)

U.S. Virgin Islands, Guam and Puerto Rico (applicable to Institutional Municipal Fund only)

Tender Option Bonds (applicable to Institutional Municipal Fund only)

Master Demand Notes

Obligations of Foreign Branches of United States Banks (applicable to Institutional Money Market

   Fund and Prime Cash Management Fund only)

Obligations of United States Branches of Foreign Banks (applicable to Institutional Money Market

   Fund and Prime Cash Management Fund only)

Inter-american Development Bank and the International Bank for Reconstruction and Development

   (applicable to Institutional Money Market Fund, Institutional U.S. Government Fund and Prime

   Cash Management Fund only)

Zero Coupon “Stripped” Bonds

Variable and Floating Rate Instruments (not applicable to Institutional Treasury Fund and

   Institutional 100% Treasury Fund)

Stand-By Commitments

PRINCIPAL HOLDERS OF FUND SHARES

            As of June 1, 2004, the officers and Trustees of the Trust owned as a group less than 1% of the outstanding shares of any class of each Fund.

Set forth below is information with respect to each person who, to each Fund’s knowledge, owned beneficially or of record 5% or more of the outstanding shares of any class of each Fund as of June 1, 2004.

Institutional 100% Treasury Fund Institutional
Wachovia Bank Trust Accounts CMG-1151-2 401 S Tyron St 3rd Fl Charlotte NC 28202-1934	60.50%
Wachovia Bank Trust Accounts CMG-1151-2 401 S Tyron St 3rd Fl Charlotte NC 28202-1934	25.05%
Turtle & Co FBO Capital Advisors Po Box 5489 Boston MA 02206-0001	8.93%
Institutional 100% Treasury Fund Institutional Service
Wachovia Bank Trust Accounts CMG-1151-2 401 S. Tyron St 3rd FL Charlotte NC 28202-1934	46.72%
Wachovia Capital Markets LLC Attn Money Funds 8739 Research Dr Charlotte NC 28262-8537	17.80%
Wachovia Bank Trust Accounts CMG-1151-2 401 S Tyron St 3rd FL Charlotte NC 28202-1934	8.79%
First Clearing LLC Estate of John W Merriam 608 Huntington Pike Rockledge PA 190476	5.84%
Institutional Money Market Fund Administrative
First Clearing Corporation Artiman Ventures, L.P. 2370 Watson Court Suite 220 Palo Alto CA 94303-3226	58.35%
First Clearing Corporation The Bianchini Family Trust Frank Vincent Bianchini & 3121 West Coast Hwy # 6-C Newport Beach CA 92663-4071	13.62%
Wachovia Bank Trust Accounts CMG-1151-2 401 S. Tyron St 3rd Fl Charlotte NC 28202-1934	10.87%
First Clearing Corp Dwight D. Sutherland Rev Trust Perry Sutherland TTEE 4000 Main St Kansas City MO 64111-2313	7.78%
First Clearing LLC Dwight D. Sutherland Family Investments CO LP 4000 Main Street Kansas City MO 64111-2313	5.74%
Institutional Money Market Fund Institutional
Wachovia Bank Trust Accounts CMG-1151-2 401 S Tryon St 3rd FL Charlotte NC 28202-1934	31.08%
Byrd & Co C/o First Union National Bank Sweep Fund Processing PA 4903 123 S Broad ST Philadelphia PA 19109-1029	9.00%
Turtle & Co FBO Capital Advisors C/O Stare Street Bank & Tr PO Box 9427 Boston MA 02206-0001	7.66%
Institutional Money Market Fund Institutional Service
Wachovia Bank Trust Accounts LS-15 CMG-11151-2 401 S Tyron St 3rd FL Charlotte NC 28202-1934	28.52%
USAA Investment Management Co Special Custody Account for Exclusive Benefit of Customers of Broker/Dealers Cust LS-1200 9800 Fredricksburg San Antonio TX 78288-0001	15.11%
Wachovia Capital Markets LLC Attn: Money Funds 8739 Research Drive Charlotte NC 28262-8537	13.48%
Byrd & Co C/o First Union National Bank Sweep Fund Processing PA 4903 123 S Broad ST Philadelphia PA 19109-1029	10.08%
BISYS Fund Services Inc FBO First Union Sweep Customers Attn: Mike Bryan 3435 Stelzer Rd Columbus OH 43219-6004	7.69%
Institutional Money Market Fund Investor
Wachovia Bank Trust Accounts CMG-1151-2 401 S Tryon St 3rd Fl Charlotte NC 28202-1934	63.92%
Wachovia Capital Markets LLC Attn: Money Funds 8739 Research Dr Charlotte NC 28262-8537	13.83%
Wachovia Bank Trust Accounts CMG-1151-2 401 S Tryon St 3rd Fl Charlotte NC 28202-1934	11.79%
Institutional Money Market Fund Participant
USAA Investment Management Co Special Custody Account For Exclusive Benefit of Customers of Broker/Dealer Cust v/c-1200 9800 Fredericksburg San Antonio TX 78288-0001	95.12%
Institutional Money Market Fund Reserve
Wachovia Bank Trust Accounts CMG-1151-2 401 S. Tyron Street 3rd FL Charlotte NC 28202-1934	98.59%
Institutional Money Market Fund Resource
Wachovia Bank Trust Accounts Attn: CMG-1151-2 401 S Tyron St 3rd Fl Charlotte NC 28202-1934	63.29%
Wachovia Bank Trust Accounts CMG-1151-2 401 S Tryon St 3rd FL Charlotte NC 28202-1934	36.70%
Institutional Municipal Fund Administrative
Fist Clearing Corporation Syntel Inc 525 E Big Beaver Road Suite 300 Troy MI 48083-1367	23.50%
First Clearing Corporation Rakesh Gangwal 1155 Crest Lane Mc Lean VA 22101-1805	22.52%
First Clearing LLC Ralph Morello 4059 West Bradley Road Milwaukee WI 53209-1769	14.89%
First Clearing, LLC Ruth Ellen Gill and 2201 Malvern Road Charlotte NC 28207-2625	11.01%
First Clearing LLC Accure Investments Limited Partnership P.O. Box 2800-293 Carefree AZ 85377	10.12%
First Clearing Corporation Rakesh Gangwal 1155 Crest Lane Mc Lean VA 22101-1805	5.63%
Institutional Municipal Fund Institutional
Wachovia Bank Trust Accounts CMG-1151-2 401 S. Tyron St 3rd FL Charlotte NC 28202-1934	31.39%
Wachovia Capital Markets LLC Attn: Money Funds 8739 Research Dr Charlotte NC 28262-8537	7.97%
Amerisource Bergen Corp 1300 Morris Dr Ste 100 Chesterbrook PA 19087-5594	5.46%
Bear Sterns Securities Corp Attn: Money Markets 1 Metrotech Ctr N Brooklyn NY 11201-3870	5.01%
Institutional Municipal Fund Institutional Service
USAA Investment Management Co. Special Custody A/C F/E/B/O Our Customers Of Broker/ Dealer 9800 Fredericksburg RD San Antonio TX 78288-0001	27.48%
Wachovia Bank FBO Rezulin Escrow Fund NC-1151 1525 West WT Harris Blvd Charlotte NC 28288-0001	22.73%
Wachovia Bank Corporate Trust Cash Account Attn: Trust Operations Fund Group 1525 West WT Harris Road Charlotte NC 28262-8522	8.09%
Institutional Municipal Fund Investor
Wachovia Capital Markets LLC Attn: Money Funds 8739 Research Dr Charlotte NC 28262-8537	28.11%
First Clearing LLC Melbern G Glasscock & PO Box 22143 Houston TX 77227-2143	8.07%
First Clearing Corporation William K Langfan 2100 S Ocean BLVD 501N Palm Beach Fl 33480-5216	6.15%
Institutional Municipal Fund Participant
USAA Investment Management Co Special Custody Account for Exclusive Benefit of Customers of Broker/Dealers Cust v/c-1200 9800 Fredericksburg San Antonio TX 78288-0001	93.10%
Institutional Municipal Fund Reserve
First Union Corp C/o Evergreen Investment Services NC 1195 401 S Tyron St 5th FL Charlotte NC 28288-0001	100.00%
Institutional Municipal Fund Resource
First Union Corp C/o Evergreen Investment Services NC 1195 401 S Tryon St 5th FL Charlotte NC 28288-0001	100.00%
Institutional Treasury Fund Administrative
Wachovia Bank Trust Accounts Attn: CMG-1151-2 401 S Tyron St 3rd Fl Charlotte NC 28202-1934	100.00%
Institutional Treasury Fund Institutional
Wachovia Bank Trust Accounts LS-15 CMG-1151-2 401 S Tryon St 3rd Fl Charlotte NC 28202-1934	51.28%
Wachovia Bank Trust Accounts CMG-1151-2 401 S Tyron St 3rd FL Charlotte NC 28202-1934	23.18%
BISYS Fund Services Inc FBO First Union Sweep Customers 3435 Stelzer Rd Columbus OH 43219-6004	14.38%
Byrd & Co C/o First Union Sweep Customers Sweep Funds Processing PA 4903 123 S Broad St Philadelphia PA 19109-1029	5.96%
Institutional Treasury Fund Institutional Service
Wachovia Bank Trust Accounts CMG-1151-2 401 S Tryon St 3rd FL Charlotte NC 28202-1934	48.85%
Wachovia Bank Trust Accounts CMG-1151-2 401 S Tryon St 3rd FL Charlotte NC 28202-1934	18.25%
Byrd & Co C/O First Union National Bank Sweep Funds Processing PA 4903 123 S Broad St Philadelphia PA 19109-1029	18.19%
Institutional Treasury Fund Investor
Byrd & Co C/O First Union National Bank Sweep Funds Processing PA 4903 123 S Broad St Philadelphia PA 19109-1029	63.76%
Wachovia Bank Trust Accounts CMG-1151-2 401 S Tryon St 3rd Fl Charlotte NC 28202-1934	36.08%
Institutional Treasury Fund Participant
Wachovia Bank Trust Accounts CMG-1151-2 401 S Tyron St 3rd Fl Charlotte NC 28202-1934	98.65%
Institutional Treasury Fund Reserve
Wachovia Bank Trust Accounts CMG-1151-2 4014 S Tyron St 3rd FL Charlotte NC 28202-1934	100.00%
Institutional Treasury Fund Resource
Wachovia Bank Trust Accounts CMG-1151-2 401 S Tyron ST 3rd Fl Charlotte NC 28202-1934	100.00%
Institutional U.S. Government Fund Administrative
Wachovia Corp C/O Evergreen Investments Services NC 1195 401 S Tryon St. 3th Fl Charlotte NC 28202-1934	100.00%
Institutional U.S. Government Fund Institutional
Wachovia Bank Trust Accounts CMG-1151-2 401 S Tryon St. 3rd Fl Charlotte NC 28202-1934	33.19%
Evergreen Equity Trust FBO SSB # 2L3C Foundation 200 Berkeley St Boston, MA 02116-5022	9.98%
Byrd & Co C/O First Union National Bank Sweep Funds Processing PA 4903 123 S Broad St Philadelphia PA 19109-1029	8.95%
Evergreen International Trust FBO SSB # 4215 International Growth 200 Berkeley St Boston, MA 02116-5022	7.47%
Evergreen Equity Trust FBO SSB # 424C Balanced 200 Berkeley St Boston, MA 02116-5022	6.59%
Evergreen Equity Trust FBO SSB # 4287 Omega 200 Berkeley St Boston, MA 02116-5022	6.56%
Institutional U.S. Government Fund Institutional Service
Wachovia Bank Trust Accounts CMG-1151-2 401 S Tyron St 3rd Fl Charlotte NC 28202-1934	61.44%
Wachovia Bank Trust Accounts CMG-1151-2 401 S Tyron St 3rd Fl Charlotte NC 28202-1934	31.42%
Institutional U.S. Government Fund Investor
Wachovia Bank Trust Accounts 11th Fl CMG-1151 301 S Tryon St Charlotte NC 28202	67.85%
Walkup Company 5945 Armour Dr Houston TX 77020-8193	20.14%
First Clearing Corporation Joseph S Gans And 132 Mountain Road Sugarloaf PA 18249-3711	11.99%
Institutional U.S. Government Fund Participant
Wachovia Bank Trust Accounts CMG-1151-2 401 S Tryon St 3rd FL Charlotte NC 28202-1934	98.45%
Institutional U.S. Government Fund Reserve
Wachovia Bank Trust Accounts CMG-151-2 401 S Tyron Street 3rd FL Charlotte NC 28202-1934	94.42%
Wachovia Bank Trust Accounts CMG-1151-2 401 S. Tryon St 3rd FL Charlotte NC 28202-1934	5.05%
Institutional U.S. Government Fund Resource
Wachovia Bank Trust Accounts CMG-1151-2 401 S Tryon St 3rd FL Charlotte NC 28202-1934	100.00%
Prime Cash Management Fund Administrative
Wachovia Bank Trust Accounts CMG-1151-2 401 S Tyron St 3rd FL Charlotte, NC 28202-1934	81.71%
First Union Corp C/O Evergreen Investment Services NC 1195 Charlotte NC 28288-0001	18.29%
Prime Cash Management Fund Institutional
Wachovia Bank Trust Accounts CMG-1151-2 401 S Tryon St 3rd Fl Charlotte NC 28202-1934	40.45%
Byrd & Co C/O First Union National Bank Sweep Funds Processing PA4903 123 S Broad St Philadelphia PA 19109-1029	33.47%
Wachovia Capital Markets LLC Attn: Money Funds 8739 Research Dr Charlotte NC 28262-8537	8.72%
Prime Cash Management Fund Institutional Service shares
Wachovia Bank Trust Accounts CMG-1151-2 401 S. Tryon St 3rd Fl Charlotte NC 28202-1934	59.62%
Wachovia Bank Trust Accounts 11th Floor CMG-1151 301 S. Tryon St Charlotte NC 28202	36.83%
Prime Cash Management Fund Investor
Wachovia Bank Trust Accounts CMG-1151-2 401 S Tryon St 3rd Fl Charlotte NC 28202-1934	47.42%
Bear Sterns Securities Corp Attn: Denise Dilorenzo-Siegel One Metrotech Center North Brooklyn NY 11201-3870	33.01%
Wachovia Bank Trust Accounts 11th Floor CMG-1151 301 S Tryon St Charlotte NC 28202	18.72%
Prime Cash Management Fund Participant
Wachovia Bank Trust Accounts CMG-1151-2 401 S Tryon St 3rd Fl Charlotte NC 28202-1934	100.00%
Prime Cash Management Fund Reserve
Wachovia Bank Trust Accounts CMG-1151-2 401 S Tryon St 3rd Fl Charlotte NC 28202-1934	100.00%
Prime Cash Management Fund Resource
Wachovia Bank Trust Accounts CMG-1151-2 401 S Tryon St 3rd Fl Charlotte NC 28202-1934	100.00%

EXPENSES

Advisory Fees

Evergreen Investment Management Company, LLC (EIMC), a wholly owned subsidiary of Wachovia Corporation (Wachovia), is the investment advisor to the Funds. Wachovia is located at 301 South College Street, Charlotte, North Carolina 28288-0630.  For more information, see “Investment Advisory Agreement” in Part 2 of this SAI.

EIMC is entitled to receive from each of the Funds an annual fee based on a percent of each Fund’s average daily net assets, as follows:

Fund	Average Daily Nets Assets
Institutional 100% Treasury Fund	0.21%
Institutional Money Market Fund	0.11%
Institutional Municipal Fund	0.11%
Institutional Treasury Fund	0.11%
Institutional U.S. Government Fund	0.12%
Prime Cash Management Fund	0.20%

Advisory Fees Paid

Below are the advisory fees paid by each Fund to the Funds’ investment advisor for the last three fiscal years or periods. Prior to May 11, 2001, amounts paid by the Funds were paid to a previous investment advisor.

Fund/Fiscal Year or Period Ended	Advisory Fees Paid	Advisory Fees Waived
February 29, 2004
Institutional 100% Treasury Fund	$1,650,075	$36,199
Institutional Money Market Fund	$19,876,373	$0
Institutional Municipal Fund	$5,359,754	$0
Institutional Treasury Fund	$6,069,713	$0
Institutional U.S. Government Fund	$1,479,626	$0
Prime Cash Management Fund	$1,676,280	$3,044,544
February 28, 2003
Institutional 100% Treasury Fund	$748,430	$992,606
Institutional Money Market Fund	$23,332,520	$0
Institutional Municipal Fund	$3,374,916	$0
Institutional Treasury Fund	$5,973,135	$0
Institutional U.S. Government Fund	$1,259,892	$161,194
Prime Cash Management Fund (a)	$450,765	$883,689
February 28, 2002
Institutional 100% Treasury Fund	$1,427,326	$1,183,922
Institutional Money Market Fund	$13,781,849	$0
Institutional Municipal Fund	$2,207,194	$0
Institutional Treasury Fund	$3,905,153	$0
Institutional U.S. Government Fund	$908,196	$325,929
Prime Cash Management Fund (b)	$1,896,107	$3,581,379

For the three months ended February 28, 2003.  The Fund changed its fiscal year end from November 30 to February 28, effective February 28, 2003.

For the year ended November 30, 2002.

12b-1 Fees

Below are the 12b-1 fees paid by all share classes except Institutional shares, of each Fund for the fiscal year ended February 29, 2004. Institutional shares do not pay 12b‑1 fees.  For more information, see “Distribution Expenses Under Rule 12b-1” in Part 2 of this SAI.

	Administrative shares	Institutional Service Shares	Investor shares
Fund

Distribution Fees

Distribution Fees

Distribution Fees

Institutional 100% Treasury Fund	N/A	$863,576	N/A
Institutional Money Market Fund	$6,803	$6,861,519	$253,587
Institutional Municipal Fund	$14,938	$1,736,797	$143,315
Institutional Treasury Fund	$14,845	$5,508,015	$295,397
Institutional U.S. Government Fund	$0	$386,233	$11,631
Prime Cash Management Fund	$21	$137,104	$15,394

	Participant shares	Reserve shares	Resource shares
Fund

Distribution Fees

DistributionFees

Distribution Fees

Institutional 100% Treasury Fund	N/A	N/A	N/A
Institutional Money Market Fund	$742,186	$155,530	$223,659
Institutional Municipal Fund	$195,345	$7	$8
Institutional Treasury Fund	$1,613,418	$750,263	$293,581
Institutional U.S. Government Fund	$1,714,235	$13,648	$30,442
Prime Cash Management Fund	$122,934	$41,151	$17,780

Trustee Compensation

            Listed below is the Trustee compensation paid by the Funds for the fiscal year ended February 29, 2004 and by the Trust and the ten other trusts in the Evergreen fund complex for the twelve months ended December 31, 2003. The Trustees do not receive pension or retirement benefits from the Evergreen funds.  For more information, see “Management of the Trust” in Part 2 of this SAI.

Trustee	Aggregate Compensation from the Funds for the fiscal year ended 2/29/2004	Total Compensation from the Evergreen Fund Complex for the twelve months ended 12/31/2003(1)
Laurence B. Ashkin(2)	$18,178	$70,000
Charles A. Austin, III	$41,454	$153,000
Arnold H. Dreyfuss(2)	$18,178	$70,000
K. Dun Gifford	$48,723	$178,500
Leroy Keith Jr.	$40,726	$153,000
Gerald M. McDonnell	$40,726	$153,000
Thomas L. McVerry(3)	$2,302	$22,500
William Walt Pettit	$40,726	$153,000
David M. Richardson	$40,726	$153,000
Russell A. Salton, III	$45,100	$163,500
Michael S. Scofield	$53,560	$193,500
Richard J. Shima	$45,077	$168,000
Richard K. Wagoner	$40,726	$153,000

        Certain Trustees have elected to defer all or part of their total compensation for the twelve months ended December 31, 2003. The amounts listed below will be payable in later years to the respective Trustees:

                                Austin: $91,800

                                McVerry:  $22,500

                                Pettit: $153,000

                                Shima: $58,800

(2)           As of January 1, 2001, Laurence B. Ashkin and Arnold H. Dreyfuss retired and became   Trustee Emeriti.

                (3)           On February 3, 2003, Mr. McVerry resigned.  He received compensation through February

                                2003.

PERFORMANCE

Total Return

Below are the average annual total returns for each class of shares of the Funds as of February 29, 2004. For more information, see “Total Return” under “Performance Calculations” in Part 2 of this SAI.

Fund/Class	One Year	Five Years	Ten Years or Since Inception Date of Class	Inception Date of Class
Institutional 100% Treasury Fund
Institutional	0.70%	3.24%	3.58%	12/8/1997
Institutional Service	0.45%	2.98%	3.31%	12/22/1997
Institutional Money Market Fund (1)
Administrative	1.00%	3.60%	4.23%	5/1/2001
Institutional	1.05%	3.63%	4.25%	11/19/1996
Investor	0.95%	3.57%	4.21%	5/1/2001
Institutional Service	0.80%	3.37%	3.99%	11/26/1996
Participant	0.55%	3.34%	4.05%	5/1/2001
Resource	0.24%	3.16%	3.93%	5/1/2001
Reserve	0.40%	3.25%	3.99%	5/1/2001
Institutional Municipal Fund (1)
Administrative	0.96%	2.54%	2.87%	5/1/2001
Institutional	1.01%	2.57%	2.89%	11/20/1996
Investor	0.91%	2.51%	2.85%	5/1/2001
Institutional Service	0.76%	2.32%	2.63%	11/25/1996
Participant	0.51%	2.28%	2.69%	5/1/2001
Resource	0.25%	2.12%	2.57%	5/1/2001
Reserve	0.36%	2.19%	2.63%	5/1/2001
Institutional Treasury Fund (1)
Administrative	0.85%	3.33%	3.97%	5/1/2001
Institutional	0.90%	3.36%	3.99%	11/20/1996
Investor	0.80%	3.30%	3.95%	5/1/2001
Institutional Service	0.65%	3.11%	3.73%	11/27/1996
Participant	0.40%	3.07%	3.79%	5/1/2001
Resource	0.12%	2.90%	3.67%	5/1/2001
Reserve	0.25%	2.98%	3.73%	5/1/2001
Institutional U.S. Government Fund (1)
Administrative	0.89%	N/A	3.18%	5/1/2001
Institutional	0.94%	N/A	3.22%	10/1/1999
Investor	0.84%	N/A	3.15%	5/1/2001
Institutional Service	0.69%	N/A	2.95%	10/1/1999
Participant	0.44%	N/A	2.89%	5/1/2001
Resource	0.13%	N/A	2.69%	5/1/2001
Reserve	0.28%	N/A	2.79%	5/1/2001

Prime Cash Management Fund (2)

Administrative	0.96%	3.55%	4.47%

6/13/2003

Institutional	1.00%	3.56%	4.47%	12/2/1993
Investor	0.92%	3.54%	4.47%

6/13/2003

Institutional Service	0.81%	3.52%	4.45%

6/13/2003

Participant	0.63%	3.49%	4.44%

6/13/2003

Resource	0.42%	3.44%	4.41%

6/13/2003

Reserve	0.53%	3.46%	4.42%

6/13/2003

(1)  Historical performance shown for Administrative, Investor, Participant, Reserve and Resource shares prior to their inception is based on the performance of Institutional shares, the original class offered. The historical returns have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.05% for Administrative shares, 0.10% for Investor shares, 0.50% for Participant shares, 0.65% for Reserve shares and 0.80% for Resource shares. Institutional shares do not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower.

(2)  Historical performance shown for Administrative, Institutional Service, Investor, Participant, Reserve and Resource  shares prior to their inception is based on the performance of Institutional shares, the original class offered. Historical performance shown for Institutional shares prior to June 10, 2002 is based on the performance of the Institutional shares of the fund’s predecessor fund, Wachovia Prime Cash Management Fund. The historical returns have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.05% for Administrative shares, 0.10% for Investor shares, 0.25% for Institutional Service shares, 0.50% for Participant shares, 0.65% for Reserve shares and 0.80% for Resource shares.  Institutional shares of the predecessor fund do not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower.

Current Yield

            Below are the current and effective yields for each class of shares of the Funds for the seven-day period ended February 29, 2004.  For more information, see “7-Day Current and Effective Yield” under “Performance Calculations” in Part 2 of the SAI.

Fund	Current Yield	Effective Yield
Institutional 100% Treasury Fund
Institutional	0.63%	0.63%
Institutional Service	0.38%	0.38%
Institutional Money Market Fund
Administrative	0.91%	0.92%
Institutional	0.96%	0.97%
Investor	0.86%	0.87%
Institutional Service	0.71%	0.72%
Participant	0.46%	0.46%
Reserve	0.31%	0.31%
Resource	0.16%	0.16%
Institutional Municipal Fund
Administrative	0.87%	0.88%
Institutional	0.92%	0.93%
Investor	0.82%	0.83%
Institutional Service	0.67%	0.67%
Participant	0.42%	0.42%
Reserve	0.27%	0.27%
Resource	0.19%	0.19%
Institutional Treasury Fund
Administrative	0.78%	0.79%
Institutional	0.83%	0.84%
Investor	0.73%	0.73%
Institutional Service	0.58%	0.58%
Participant	0.33%	0.33%
Reserve	0.18%	0.18%
Resource	0.04%	0.04%
Institutional U.S. Government Fund
Administrative	0.80%	0.81%
Institutional	0.85%	0.86%
Investor	0.75%	0.76%
Institutional Service	0.60%	0.61%
Participant	0.35%	0.35%
Reserve	0.20%	0.20%
Resource	0.05%	0.05%
Prime Cash Management Fund
Administrative	0.86%	0.86%
Institutional	0.91%	0.91%
Investor	0.81%	0.81%
Institutional Service	0.66%	0.66%
Participant	0.41%	0.41%
Reserve	0.26%	0.26%
Resource	0.11%	0.11%

Below are the tax equivalent yields for each class of shares of the Institutional Municipal Fund for the seven‑day period ended February 29, 2004. The maximum federal tax rate of 35% is assumed.  For more information, see “Tax Equivalent Yield” under “Performance Calculations” in Part 2 of this SAI.

Tax Equivalent Yield
Institutional Municipal Fund
Administrative	1.33%
Institutional	1.41%
Investor	1.26%
Institutional Service	1.03%
Participant	0.64%
Resource	0.29%
Reserve	0.41%

SERVICE PROVIDERS

Administrator

            Evergreen Investment Services, Inc. (EIS), 200 Berkeley Street, Boston, Massachusetts 02116-5034, a subsidiary of Wachovia, serves as administrator to the Funds, subject to the supervision and control of the Trust’s Board of Trustees.  EIS provides the Funds with facilities, equipment and personnel and is entitled to receive from each Fund annual fees at the following rate:

Average Daily Net Assets

of the Evergreen

Institutional Money Market Funds

Administrative

Service Fee Rates

First $60 billion

0.060%

Next $40 billion

0.055%

Next $25 billion	0.050%
On assets over $125 billion	0.040%

Administrative Fees Paid

Below are the administrative fees paid by each Fund for the last three fiscal years or periods. Prior to December 31, 2001, all of the Funds, except Prime Cash Management Fund, paid EIS under a different fee schedule. Prior to November 30, 2001, administrative fees paid by Prime Cash Management Fund were paid to a previous administrator.

Fund/Fiscal Year or Period Ended	Administrative Fees Paid
February 29, 2004
Institutional 100% Treasury Fund	$479,826
Institutional Money Market Fund	$10,795,210
Institutional Municipal Fund	$2,913,762
Institutional Treasury Fund	$3,297,881
Institutional U.S. Government Fund	$736,792
Prime Cash Management Fund	$940,414
February 28, 2003
Institutional 100% Treasury Fund	$492,577
Institutional Money Market Fund	$12,600,572
Institutional Municipal Fund	$1,882,249
Institutional Treasury Fund	$3,226,565
Institutional U.S. Government Fund	$703,614
Prime Cash Management Fund (a)	$263,165
February 28, 2002
Institutional 100% Treasury Fund	$407,805
Institutional Money Market Fund	$7,517,372
Institutional Municipal Fund	$1,203,924
Institutional Treasury Fund	$2,130,084
Institutional U.S. Government Fund	$454,098
Prime Cash Management Fund (b)	$986,693

For the three months ended February 28, 2003.  The Fund changed its fiscal year end from November 30 to February 28, effective February 28, 2003.

(b)     For the year ended November 30, 2002.

Transfer Agent

            Evergreen Service Company, LLC (ESC), P.O. Box 8400, Boston, Massachusetts 02266-8400, a subsidiary of Wachovia, is the Funds’ transfer agent.  ESC issues and redeems shares, pays dividends and performs other duties in connection with the maintenance of shareholder accounts.

            Each Fund pays ESC annual fees as follows:

Fund Type	Annual Fee Per Open Account*	Annual Fee Per Closed Account**
Money Market Funds	$26.75	$9.00

* For shareholder accounts only. Each Fund pays ESC cost plus 15% for broker accounts.

**  Closed accounts are maintained on the system in order to facilitate historical and tax information.

Distributor

            EIS is also the distributor for the Funds and markets the Funds through broker‑dealers and other financial representatives.

Independent Registered Public Accounting Firm

KPMG LLP, 99 High Street, Boston, Massachusetts 02110, audits the financial statements of the Funds.

Custodian

            State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts, 02110, keeps custody of each Fund's securities and cash and performs other related duties.

Legal Counsel

            Sullivan & Worcester LLP, 1666 K Street, N.W., Washington, D.C. 20006 provides legal advice to the Funds.

FINANCIAL STATEMENTS

            The audited financial statements and the report of independent registered public accounting firm thereon are hereby incorporated by reference to each Fund’s Annual Report, a copy of which may be obtained without charge by writing to Evergreen Service Company, LLC, P.O. Box 8400, Boston, Massachusetts 02266-8400, by calling toll-free at 1.800.343.2898,or by downloading if off our website at EvergreenInvestments.com.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

PART 2

ADDITIONAL INFORMATION ON SECURITIES

AND INVESTMENT PRACTICES

The prospectus describes the Fund’s investment objective and the securities in which it primarily invests. The following describes other securities the Fund may purchase and investment strategies it may use.  Some of the information below will not apply to the Fund or the Class in which you are interested.  See the list under Other Securities and Practices in Part 1 of this SAI to determine which of the sections below are applicable.

Money Market Instruments

The Fund may invest up to 100% of its assets in high quality money market instruments, such as notes, certificates of deposit, commercial paper, banker’s acceptances, bank deposits or U.S. government securities if, in the opinion of the investment advisor, market conditions warrant a temporary defensive investment strategy.

U.S. Government Agency Securities

            The Fund may invest in securities issued or guaranteed by U.S. Government agencies or instrumentalities.

            These securities are backed by (1) the discretionary authority of the U.S. Government to purchase certain obligations of agencies or instrumentalities or (2) the credit of the agency or instrumentality issuing the obligations.

            Some government agencies and instrumentalities may not receive financial support from the U.S. Government.  Examples of such agencies are:

(i)   Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks and Banks for Cooperatives;

(ii)  Farmers Home Administration;

(iii) Federal Home Loan Banks;

(iv) Federal Home Loan Mortgage Corporation;

Federal National Mortgage Association; and

 Student Loan Marketing Association.

Securities Issued by the Government National Mortgage Association (GNMA). The Fund may invest in securities issued by the GNMA, a corporation wholly owned by the U.S. Government.  GNMA securities or "certificates" represent ownership in a pool of underlying mortgages.  The timely payment of principal and interest due on these securities is guaranteed.

            Unlike conventional bonds, the principal on GNMA certificates is not paid at maturity but over the life of the security in scheduled monthly payments.  While mortgages pooled in a GNMA certificate may have maturities of up to 30 years, the certificate itself will have a shorter average maturity and less principal volatility than a comparable 30‑year bond.

            The market value and interest yield of GNMA certificates can vary due not only to market fluctuations, but also to early prepayments of mortgages within the pool.  Since prepayment rates vary widely, it is impossible to accurately predict the average maturity of a GNMA pool.  In addition to the guaranteed principal payments, GNMA certificates may also make unscheduled principal payments resulting from prepayments on the underlying mortgages.

            Although GNMA certificates may offer yields higher than those available from other types of U.S. Government securities, they may be less effective as a means of locking in attractive long‑term rates because of the prepayment feature.  For instance, when interest rates decline, prepayments are likely to increase as the holders of the underlying mortgages seek refinancing.  As a result, the value of a GNMA certificate is not likely to rise as much as the value of a comparable debt security would in response to the same decline.  In addition, these prepayments can cause the price of a GNMA certificate originally purchased at a premium to decline in price compared to its par value, which may result in a loss.

When‑Issued, Delayed‑Delivery and Forward Commitment Transactions

            The Fund may purchase securities on a when‑issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis.  Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made.

            The Fund may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date.  Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth.  In addition, the purchaser is not entitled to any of the interest earned prior to settlement.

            Upon making a commitment to purchase a security on a when‑issued, delayed delivery or forward commitment basis the Fund will hold liquid assets worth at least the equivalent of the amount due.  The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

            Purchases made under such conditions may involve the risk that yields secured at the time of commitment may be lower than otherwise available by the time settlement takes place, causing an unrealized loss to the Fund.  In addition, when the Fund engages in such purchases, it relies on the other party to consummate the sale.  If the other party fails to perform its obligations, the Fund may miss the opportunity to obtain a security at a favorable price or yield.

Repurchase Agreements

            The Fund may enter into repurchase agreements with entities that are registered as U.S. Government securities dealers, including member banks of the Federal Reserve System having at least $1 billion in assets, primary dealers in U.S. Government securities or other financial institutions believed by the investment advisor to be creditworthy.  In a repurchase agreement the Fund obtains a security and simultaneously commits to return the security to the seller at a set price (including principal and interest) within a period of time usually not exceeding seven days.  The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security.  A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

            The Fund’s custodian or a third party will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily.  To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.  In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action.  The Fund's investment advisor believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities.  The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker‑dealers, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

Reverse Repurchase Agreements

            As described herein, the Fund may also enter into reverse repurchase agreements.  These transactions are similar to borrowing cash.  In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate.

            The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

            When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date.  These securities are marked to market daily and maintained until the transaction is settled.

Leverage

            The Fund may engage in transactions that create leverage with up to 30% of its net assets in accordance with Evergreen’s Leverage Policy.  Leverage creates special risks for the Fund which are created when an investment exposes the Fund to a level of risk that exceeds the amount invested.  Changes in the value of such an investment magnify the Fund’s risk of loss and potential for gain.  Examples of transactions which create leverage include uncovered mortgage dollar rolls and investments in when-issued securities (see descriptions herein) as well as investing in securities that are issued on a “to-be-announced” basis (commonly referred to as “TBA’s”) which are purchased prior to their actual issuance. Examples of transactions which are not included in the calculation of the Fund’s total leverage-creating transactions are covered dollar rolls and collateralized securities lending in which the collateral received by the Fund is invested in cash equivalents.

Dollar Roll Transactions

            The Fund may enter into dollar rolls in which the Fund sells securities and simultaneously contracts to repurchase substantially similar securities on a specified future date.  In the case of dollar rolls involving mortgage-related securities, the mortgage-related securities that are purchased typically will be of the same type and will have the same or similar interest rate and maturity as those sold, but will be supported by different pools of mortgages.  The Fund forgoes principal and interest paid during the roll period on the securities sold in a dollar roll, but it is compensated by the difference between the current sales price and the price for the future purchase as well as by any interest earned on the proceeds of the securities sold.  The Fund could also be compensated through receipt of fee income.

            Dollar rolls are not treated as borrowings or other senior securities and will be excluded from the calculation of the Fund’s borrowings and other senior securities.  Investing in dollar rolls creates leverage (unless they are “covered dollar rolls,” see

description below) and are included in the calculation of the Fund’s total leverage-creating transactions.   In addition to the general risks involved in leveraging, dollar rolls are subject to the same risks as repurchase and reverse repurchase agreements.

Covered Dollar Rolls

            The Fund may enter into covered dollar rolls which are the same as the dollar roll transactions described above except that the dollar roll position is offset with a cash or cash equivalent position. The offsetting cash/cash equivalent position effectively collateralizes the Fund’s right to receive the security at the end of the roll period, and also serves to minimize the leveraging effect of the transaction. Covered dollar rolls are not treated as a borrowing or other senior security and will be excluded from the calculation of the Fund’s borrowings and other senior securities. Covered dollar rolls are not considered to be a transaction that creates leverage and will be excluded from the calculation of the Fund’s total leverage-creating transaction.

Securities Lending

            The Fund may lend portfolio securities to brokers, dealers and other financial institutions to earn additional income for the Fund.  These transactions must be fully collateralized at all times with cash or short-term debt obligations, but involve some risk to the Fund if the other party should default on its obligation and the Fund is delayed or prevented from exercising its rights in respect of the collateral.  Any investment of collateral by the Fund would be made in accordance with the Fund's investment objective and policies described in the prospectus.

Convertible Securities

            The Fund may invest in convertible securities. Convertible securities include fixed‑income securities that may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, bonds with warrants attached or bonds with a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allow convertible securities to be employed for a variety of investment strategies.

            The Fund will exchange or convert convertible securities into shares of underlying common stock when, in the opinion of its investment advisor, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objective. The Fund may also elect to hold or trade convertible securities. In selecting convertible securities, the investment advisor evaluates the investment characteristics of the convertible security as a fixed‑income instrument, and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, the investment advisor considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.

Preferred Stocks

            The Fund may purchase preferred stock.  Preferred stock, unlike common stock, has a stated dividend rate payable from the corporation’s earnings.  Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate.  “Cumulative” dividend provisions require all or a portion of prior unpaid dividends to be paid.

            If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline.  Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, which can be a negative feature when interest rates decline.  Preferred stock also generally has a preference over common stock on the distribution of a corporation’s assets in the event of liquidation of the corporation.  Preferred stock may be “participating” stock, which means that it may be entitled to a dividend exceeding the stated dividend in certain cases.  The rights of preferred stock on distribution of a corporation’s assets in the event of a liquidation are generally subordinate to the rights associated with a corporation’s debt securities.

Warrants

            The Fund may invest in warrants. Warrants are options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than one year to twenty years, or they may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, a warrant is worthless if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

Swaps, Caps, Floors and Collars

            The Fund may enter into interest rate, currency and index swaps and the purchase or sale of related caps, floors and collars.  The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date.  The Fund would use these transactions as hedges and not as speculative investments and would not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Fund may be obligated to pay.  Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal.  A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices.  The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount.  The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount.  A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

            The Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments.  The Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements, is rated at least A by Standard & Poor’s Ratings Services (S&P) or Moody's Investors Service, Inc. (Moody’s) or has an equivalent rating from another nationally recognized securities rating organization or is determined to be of equivalent credit quality by the Fund's investment advisor.  If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction.  As a result, the swap market has become relatively liquid.  Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

Indexed Securities

            The Fund may invest in indexed securities, the values of which are linked to currencies, interest rates, commodities, indices or other financial indicators ("reference instruments"). Most indexed securities have maturities of three years or less.

            Indexed securities differ from other types of debt securities in which the Fund may invest in several respects.  First, the interest rate or, unlike other debt securities, the principal amount payable at maturity of an indexed security may vary based on changes in one or more specified reference instruments, such as an interest rate compared with a fixed interest rate or the currency exchange rates between two currencies (neither of which need be the currency in which the instrument is denominated).  The reference instrument need not be related to the terms of the indexed security.  For example, the principal amount of a U.S. dollar denominated indexed security may vary based on the exchange rate of two foreign currencies.  An indexed security may be positively or negatively indexed; that is, its value may increase or decrease if the value of the reference instrument increases.  Further, the change in the principal amount payable or the interest rate of an indexed security may be a multiple of the percentage change (positive or negative) in the value of the underlying reference instrument(s).

            Investment in indexed securities involves certain risks.  In addition to the credit risk of the security's issuer and the normal risks of price changes in response to changes in interest rates, the principal amount of indexed securities may decrease as a result of changes in the value of reference instruments.  Further, in the case of certain indexed securities in which the interest rate is linked to a reference instrument, the interest rate may be reduced to zero, and any further declines in the value of the security may then reduce the principal amount payable on maturity.  Finally, indexed securities may be more volatile than the reference instruments underlying indexed securities.

            To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, the Fund may also engage in proxy hedging.  Proxy hedging is often used when the currency to which the Fund is exposed is difficult to hedge or to hedge against the dollar.  Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of the Fund's securities are or are expected to be denominated, and to buy U.S. dollars.  The amount of the contract would not exceed the value of the Fund’s securities denominated in linked currencies.  For example, if the Fund's investment advisor considers that the Austrian schilling is linked to the German deutschmark (the "D-mark"), the Fund holds securities denominated in schillings and the investment advisor believes that the value of schillings will decline against the U.S. dollar, the investment advisor may enter into a contract to sell D-marks and buy dollars.

Options and Futures Strategies

            The Fund may at times seek to hedge against either a decline in the value of its portfolio securities or an increase in the price of securities which the investment advisor plans to purchase through the writing and purchase of options and the purchase or sale of futures contracts and related options.  Expenses and losses incurred as a result of such hedging strategies will reduce the Fund’s current return.

            The ability of the Fund to engage in the options and futures strategies described below will depend on the availability of liquid markets in such instruments.  It is impossible to predict the amount of trading interest that may exist in various types of options or futures.  Therefore, no assurance can be given that the Fund will be able to utilize these instruments effectively for the purposes stated below.

Writing Covered Options on Securities.  The Fund may write covered call options and covered put options on optionable securities of the types in which it is permitted to invest from time to time as the investment advisor determines is appropriate in seeking to attain the Fund’s investment objective.  Call options written by the Fund give the holder the right to buy the underlying security from the Fund at a stated exercise price; put options give the holder the right to sell the underlying security to the Fund at a stated price.

            The Fund may only write call options on a covered basis or for cross-hedging purposes and will only write covered put options.  A put option would be considered “covered” if the Fund owns an option to sell the underlying security subject to the option having an exercise price equal to or greater than the exercise price of the “covered” option at all times while the put option is outstanding.  A call option is covered if the

Fund owns or has the right to acquire the underlying securities subject to the call option (or comparable securities satisfying the cover requirements of securities exchanges) at all times during the option period.  A call option is for cross-hedging purposes if it is not covered, but is designed to provide a hedge against another security which the Fund owns or has the right to acquire.  In the case of a call written for cross-hedging purposes or a put option, the Fund will maintain in a segregated account at the Fund’s custodian bank cash or short-term U.S. government securities with a value equal to or greater than the Fund’s obligation under the option.  The Fund may also write combinations of covered puts and covered calls on the same underlying security.

            The Fund will receive a premium from writing an option, which increases the Fund’s return in the event the option expires unexercised or is terminated at a profit.  The amount of the premium will reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option, the term of the option, and the volatility of the market price of the underlying security.  By writing a call option, the Fund will limit its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option.  By writing a put option, the Fund will assume the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market price, resulting in a potential capital loss if the purchase price exceeds market price plus the amount of the premium received.

            The Fund may terminate an option which it has written prior to its expiration, by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written.  The Fund will realize a profit (or loss) from such transaction if the cost of such transaction is less (or more) than the premium received from the writing of the option.  Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option may be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund.

Purchasing Put and Call Options on Securities.  The Fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value.  This protection is provided during the life of the put option since the Fund, as holder of the put, is able to sell the underlying security at the exercise price regardless of any decline in the underlying security’s market price.  For the purchase of a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs.  By using put options in this manner, any profit which the Fund might otherwise have realized on the underlying security will be reduced by the premium paid for the put option and by transaction costs.

            The Fund may also purchase a call option to hedge against an increase in price of a security that it intends to purchase.  This protection is provided during the life of the call option since the Fund, as holder of the call, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security’s market price.  For the purchase of a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs.  By using call options in this manner, any profit which the Fund might have realized had it bought the underlying security at the time it purchased the call option will be reduced by the premium paid for the call option and by transaction costs.

            The Fund may enter into financial futures contracts and write options on such contracts.  The Fund intends to enter into such contracts and related options for hedging purposes.  The Fund will enter into futures on securities or index‑based futures contracts in order to hedge against changes in interest or exchange rates or securities prices.  A futures contract on securities is an agreement to buy or sell securities at a specified price during a designated month.  A futures contract on a securities index does not involve the actual delivery of securities, but merely requires the payment of a cash settlement based on changes in the securities index.  The Fund does not make payment or deliver securities upon entering into a futures contract.  Instead, it puts down a margin deposit, which is adjusted to reflect changes in the value of the contract and which continues until the contract is terminated.

            The Fund may sell or purchase futures contracts.  When a futures contract is sold by the Fund, the value of the contract will tend to rise when the value of the underlying securities declines and to fall when the value of such securities increases.  Thus, the Fund sells futures contracts in order to offset a possible decline in the value of its securities.  If a futures contract is purchased by the Fund, the value of the contract will tend to rise when the value of the underlying securities increases and to fall when the value of such securities declines.  The Fund intends to purchase futures contracts in order to establish what is believed by the investment advisor to be a favorable price or rate of return for securities the Fund intends to purchase.

            The Fund also intends to purchase put and call options on futures contracts for hedging purposes.  A put option purchased by the Fund would give it the right to assume a position as the seller of a futures contract.  A call option purchased by the Fund would give it the right to assume a position as the purchaser of a futures contract.  The purchase of an option on a futures contract requires the Fund to pay a premium.  In exchange for the premium, the Fund becomes entitled to exercise the benefits, if any, provided by the futures contract, but is not required to take any action under the contract.  If the option cannot be exercised profitably before it expires, the Fund's loss will be limited to the amount of the premium and any transaction costs.

            The Fund may enter into closing purchase and sale transactions in order to terminate a futures contract and may sell put and call options for the purpose of closing out its options positions.  The Fund's ability to enter into closing transactions depends on the development and maintenance of a liquid secondary market.  There is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. As a result, there can be no assurance  that the Fund will be able to enter into an offsetting transaction with respect to a particular contract at a particular time.  If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the contract and to complete the contract according to its terms, in which case it would continue to bear market risk on the transaction.

            Although futures and options transactions are intended to enable the Fund to manage market, interest rate or exchange rate risk, unanticipated changes in interest rates or market prices could result in poorer performance than if it had not entered into these transactions.  Even if the investment advisor correctly predicts interest rate movements, a hedge could be unsuccessful if changes in the value of the Fund's futures position did not correspond to changes in the value of its investments.  This lack of correlation between the Fund's futures and securities positions may be caused by differences between the futures and securities markets or by differences between the securities underlying the Fund's futures position and the securities held by or to be purchased for the Fund. The Fund's investment advisor will attempt to minimize these risks through careful selection and monitoring of the Fund's futures and options positions.

            The Fund does not intend to use futures transactions for speculation or leverage.  The Fund has the ability to write options on futures, but currently intends to write such options only to close out options purchased by the Fund.  The Fund will not change these policies without supplementing the information in the prospectus and SAI.

“Margin” in Futures Transactions.  Unlike the purchase or sale of a security, the Fund does not pay or receive money upon the purchase or sale of a futures contract.  Rather the Fund is required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted).  The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract initial margin does not involve the borrowing of funds by the Fund to finance the transactions.  Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.

            A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded.  Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract.  This process is known as "marking to market”.  Variation margin does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired.  In computing its daily net asset value the Fund will mark‑to‑market its open futures positions.  The Fund is also required to deposit and maintain margin when it writes call options on futures contracts.

Limitations.  The Fund will not purchase or sell futures contracts or options on futures contracts if, as a result, the sum of the initial margin deposits on its existing futures contracts and related options positions and premiums paid for options on futures contracts would exceed 5% of the net assets of the Fund unless the transaction meets certain “bona fide hedging” criteria. The Fund will not maintain open positions in futures contracts it has sold or call options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts.  If this limitation is exceeded at any time, the Fund will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.

Risks of Options and Futures Strategies.  The effective use of options and futures strategies depends, among other things, on the Fund’s ability to terminate options and futures positions at times when the investment advisor deems it desirable to do so.  Although the Fund will not enter into an option or futures position unless the investment advisor believes that a liquid market exists for such option or future, there can be no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price.  The investment advisor generally expects that options and futures transactions for the Fund will be conducted on recognized exchanges.  In certain instances, however, the Fund may purchase and sell options in the over-the-counter market.   The staff of the Securities and Exchange Commission (SEC) considers over-the-counter options to be illiquid.  The Fund’s ability to terminate option positions established in the over-the-counter market may be more limited than in the case of exchange traded options and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the Fund.

                The use of options and futures involves the risk of imperfect correlation between movements in options and futures prices and movements in the price of the securities that are the subject of the hedge.  The successful use of these strategies also depends on the ability of the Fund’s investment advisor to forecast correctly interest rate movements and general stock market price movements.  The risk increases as the composition of the securities held by the Fund diverges from the composition of the relevant option or futures contract.

Brady Bonds

            The Fund may also invest in Brady Bonds. Brady Bonds are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Bonds have been issued only recently, and, accordingly, do not have a long payment history. They may be collateralized or uncollateralized and issued in various currencies (although most are U.S. dollar-denominated) and they are actively traded in the over-the-counter secondary market.

            U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed-rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal due at maturity by U.S. Treasury zero coupon obligations that have the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments, but generally are not collateralized. Brady Bonds are often viewed as having up to four valuation components: (1) collateralized repayment of principal at final maturity, (2) collateralized interest payments, (3) uncollateralized interest payments, and (4) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk"). In the event of a default with respect to collateralized Brady Bonds as a result of which the payment obligations of the issuer are accelerated, the U.S. Treasury zero coupon obligations held as collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the face amount of the collateral will equal the principal payments that would have then been due on the Brady Bonds in the normal course. In addition, in light of the residual risk of Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds are to be viewed as speculative.

Obligations of Foreign Branches of United States Banks

            The Fund may invest in obligations of foreign branches of U.S. banks. These may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by government regulation.  Payment of interest and principal upon these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk).  In addition, evidences of ownership of such securities may be held outside the U.S. and the Fund may be subject to the risks associated with the holding of such property overseas. Examples of governmental actions would be the imposition of currency controls, interest limitations, withholding taxes, seizure of assets or the declaration of a moratorium.  Various provisions of federal law governing domestic branches do not apply to foreign branches of domestic banks.

Obligations of United States Branches of Foreign Banks

            The Fund may invest in obligations of U.S. branches of foreign banks. These may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation as well as by governmental action in the country in which the foreign bank has its head office. In addition, there may be less publicly available information about a U.S. branch of a foreign bank than about a domestic bank.

Foreign Securities

            The Fund may invest in foreign securities or U.S. securities traded in foreign markets.  In addition to securities issued by foreign companies, permissible investments may also consist of obligations of foreign branches of U.S. banks and of foreign banks, including European certificates of deposit, European time deposits, Canadian time deposits and Yankee certificates of deposit.  The Fund may also invest in Canadian commercial paper and Europaper.  These instruments may subject the Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. issuers.  Such risks include the possibility of adverse political and economic developments; imposition of withholding taxes on interest or other income; seizure, nationalization, or expropriation of foreign deposits; establishment of exchange controls or taxation at the source; greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations.  Such investments may also entail higher custodial fees and sales commissions than domestic investments.  Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations.  Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

            The Fund may also invest in the stocks of companies located in emerging markets. These countries generally have economic structures that are less diverse and mature, and political systems that are less stable than those of developed countries.

Emerging markets may be more volatile than the markets of more mature economies, and the securities of companies located in emerging markets are often subject to rapid and large price fluctuations; however, these markets may also provide higher long-term rates of return.

Inter-american Development Bank and World Bank (formerly known as the International Bank for Reconstruction and Development)

            The Fund may be subject to risks associated with obligations of the Inter-american Development Bank and World Bank (formerly known as the International Bank for Reconstruction and Development).  Because these banks are supported only by appropriate but unpaid commitments of member countries, there is no assurance that the commitments will be undertaken in the future.

Foreign Currency Transactions

            As one way of managing exchange rate risk, the Fund may enter into forward currency exchange contracts (agreements to purchase or sell currencies at a specified price and date).  The exchange rate for the transaction (the amount of currency the Fund will deliver and receive when the contract is completed) is fixed when the Fund enters into the contract.  The Fund usually will enter into these contracts to stabilize the U.S. dollar value of a security it has agreed to buy or sell. The Fund intends to use these contracts to hedge the U.S. dollar value of a security it already owns, particularly if the Fund expects a decrease in the value of the currency in which the foreign security is denominated.  Although the Fund will attempt to benefit from using forward contracts, the success of its hedging strategy will depend on the investment advisor's ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar.  The value of the Fund's investments denominated in foreign currencies will depend on the relative strengths of those currencies and the U.S. dollar, and the Fund may be affected favorably or unfavorably by changes in the exchange rates or exchange control regulations between foreign currencies and the U.S. dollar.  Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Fund.  The Fund may also purchase and sell options related to foreign currencies in connection with hedging strategies.

Premium Securities

            The Fund may at times invest in premium securities which are securities bearing coupon rates higher than prevailing market rates.  Such "premium" securities are typically purchased at prices greater than the principal amount payable on maturity.  Although the Fund generally amortizes the amount of any such premium into income, the Fund may recognize a capital loss if such premium securities are called or sold prior to maturity and the call or sale price is less than the purchase price. Additionally, the Fund may recognize a capital loss if it holds such securities to maturity.

High Yield, High Risk Bonds

            The Fund may invest a portion of its assets in lower rated bonds.  Bonds rated below BBB by S&P or Fitch IBCA, Inc. (Fitch) or below Baa by Moody’s, commonly known as “junk bonds,” offer high yields, but also high risk.  While investment in junk bonds provides opportunities to maximize return over time, they are considered predominantly speculative with respect to the ability of the issuer to meet principal and interest payments.  Investors should be aware of the following risks:

            (1)   The lower ratings of junk bonds reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or both, or an unanticipated rise in interest rates may impair the ability of the issuer to make payments of interest and principal, especially if the issuer is highly leveraged.  Such issuer's ability to meet its debt obligations may also be adversely affected by the issuer's inability to meet specific forecasts or the unavailability of additional financing.  Also, an economic downturn or an increase in interest rates may increase the potential for default by the issuers of these securities.

            (2)   The value of junk bonds may be more susceptible to real or perceived adverse economic or political events than is the case for higher quality bonds.

                (3)     The value of junk bonds, like those of other fixed income securities, fluctuates in response to changes in interest rates, generally rising when interest rates decline and falling when interest rates rise.  For example, if interest rates increase after a fixed income security is purchased, the security, if sold prior to maturity, may return less than its cost.  The prices of junk bonds, however, are generally less sensitive to interest rate changes than the prices of higher‑rated bonds, but are more sensitive to news about an issuer or the economy which is, or investors perceive as, negative.

            (4)   The secondary market for junk bonds may be less liquid at certain times than the secondary market for higher quality bonds, which may adversely affect (a) the bond's market price, (b) the Fund's ability to sell the bond, and (c) the Fund's ability to obtain accurate market quotations for purposes of valuing its assets.

For bond ratings descriptions, see “Corporate and Municipal Bond Ratings” below.

Sovereign Debt Obligations

            The Fund may purchase sovereign debt instruments issued or guaranteed by foreign governments or their agencies, including debt of Latin American nations or other developing countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. Sovereign debt of developing countries may involve a high degree of risk, and may be in default or present the risk of default. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of principal and interest may depend on political as well as economic factors.

Illiquid and Restricted Securities

            The Fund may not invest more than 15% (10% for money market funds) of its net assets in securities that are illiquid. A security is illiquid when the Fund cannot dispose of it in the ordinary course of business within seven days at approximately the value at which the Fund has the investment on its books.

            The Fund may invest in "restricted" securities, i.e., securities subject to restrictions on resale under federal securities laws.  Rule 144A under the Securities Act of 1933 ("Rule 144A") allows certain restricted securities to trade freely among qualified institutional investors.  Since Rule 144A securities may have limited markets, the Board of Trustees will determine whether such securities should be considered illiquid for the purpose of determining the Fund's compliance with the limit on illiquid securities indicated above.  In determining the liquidity of Rule 144A securities, the Trustees will consider: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades.

Investment in Other Investment Companies

            The Fund may purchase the shares of other investment companies to the extent permitted under the 1940 Act.  Currently, the Fund may not (1) own more than 3% of the outstanding voting shares of another investment company, (2) invest more than 5% of its assets in any single investment company, and (3) invest more than 10% of its assets in investment companies.  However, the Fund may invest all of its investable assets in securities of a single open‑end management investment company with substantially the same fundamental investment objectives, policies and limitations as the Fund.  Investing in other investment companies may expose a Fund to duplicate expenses and lower its value.

            Notwithstanding the foregoing, as a result of an exemptive order received from the SEC, the Fund may invest cash balances in shares of other money market funds advised by the Fund’s investment advisor or an affiliate of the investment advisor, in amounts up to 25% of the Fund’s total assets.

Short Sales

            A short sale is the sale of a security the Fund has borrowed.  The Fund expects to profit from a short sale by selling the borrowed security for more than the cost of buying it to repay the lender.  After a short sale is completed, the value of the security sold short may rise.  If that happens, the cost of buying it to repay the lender may exceed the amount originally received for the sale by the Fund.

            The Fund may engage in short sales, but it may not make short sales of securities or maintain a short position unless, at all times when a short position is open, it owns an equal amount of such securities or of securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short.  The Fund may effect a short sale in connection with an underwriting in which the Fund is a participant.

Municipal Securities

            The Fund may invest in municipal bonds of any state, territory or possession of the United States (U.S.), including the District of Columbia. The Fund may also invest in municipal bonds of any political  subdivision, agency or instrumentality (e.g., counties, cities, towns, villages, districts, authorities) of the U.S. or its possessions.  Municipal bonds are debt instruments issued by or for a state or local government to support its general financial needs or to pay for special projects such as airports, bridges, highways, public transit, schools, hospitals, housing and water and sewer works.  Municipal bonds may also be issued to refinance public debt.

            Municipal bonds are mainly divided between "general obligation" and "revenue" bonds.  General obligation bonds are backed by the full faith and credit of governmental issuers with the power to tax.  They are repaid from the issuer's general revenues.  Payment, however, may be dependent upon legislative approval and may be subject to limitations on the issuer's taxing power. Enforcement of payments due under general obligation bonds varies according to the law applicable to the issuer.  In contrast, revenue bonds are supported only by the revenues generated by the project or facility.

            The Fund may also invest in industrial development bonds.  Such bonds are usually revenue bonds issued to pay for facilities with a public purpose operated by private corporations.  The credit quality of industrial development bonds is usually directly related to the credit standing of the owner or user of the facilities.  To qualify as a municipal bond, the interest paid on an industrial development bond must qualify as fully exempt from federal income tax.  However, the interest paid on an industrial development bond may be subject to the federal alternative minimum tax.

            The yields on municipal bonds depend on such factors as market conditions, the financial condition of the issuer and the issue's size, maturity date and rating.  Municipal bonds are rated by S&P, Moody's and Fitch.  Such ratings, however, are opinions, not absolute standards of quality.  Municipal bonds with the same maturity, interest rates and rating may have different yields, while municipal bonds with the same maturity and interest rate, but different ratings, may have the same yield.  Once purchased by the Fund, a municipal bond may cease to be rated or receive a new rating below the minimum required for purchase by the Fund.  Neither event would require the Fund to sell the bond, but the Fund's investment advisor would consider such events in determining whether the Fund should continue to hold it.

            The ability of the Fund to achieve its investment objective depends upon the continuing ability of issuers of municipal bonds to pay interest and principal when due.  Municipal bonds are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors.  Such laws extend the time for payment of principal and/or interest, and may otherwise restrict the Fund's ability to enforce its rights in the event of default.  Since there is generally less information available on the financial condition of municipal bond issuers compared to other domestic issuers of securities, the Fund's investment advisor may lack sufficient knowledge of an issue's weaknesses.  Other influences, such as litigation, may also materially affect the ability of an issuer to pay principal and interest when due.  In addition, the market for municipal bonds is often thin and can be temporarily affected by large purchases and sales, including those by the Fund.

            From time to time, Congress has considered restricting or eliminating the federal income tax exemption for interest on municipal bonds.  Such actions could materially affect the availability of municipal bonds and the value of those already owned by the Fund.   If such legislation were passed, the Trust's Board of Trustees may recommend changes in the Fund's investment objectives and policies or dissolution of the Fund.

U.S. Virgin Islands, Guam and Puerto Rico

            The Fund may invest in obligations of the governments of the U.S. Virgin Islands, Guam and Puerto Rico to the extent such obligations are exempt from the income or intangibles taxes, as applicable, of the state for which the Fund is named.  The Fund does not presently intend to invest more than (a) 10% of its net assets in the obligations of each of the U.S. Virgin Islands and Guam or (b) 25% of its net assets in the obligations of Puerto Rico.  Accordingly, the Fund may be adversely affected by local political and economic conditions and developments within the U.S. Virgin Islands, Guam and Puerto Rico affecting the issuers of such obligations.

Tender Option Bonds

A tender option bond is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term, tax-exempt rates.  The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which the institution grants the security holder the option, at periodic intervals, to tender its securities to the institution.  As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond’s fixed coupon rate and the rate, as determined by a remarketing or similar agent, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination.  Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate.  An institution will normally not be obligated to accept tendered bonds in the event of certain defaults or a significant downgrading in the credit rating assigned to the issuer of the bond.  The tender option will be taken into account in determining the maturity of the tender option bonds and a Fund’s average portfolio maturity.  There is a risk that a Fund will not be considered the owner of a tender option bond for federal income tax purposes, and thus will not be entitled to treat such interest as exempt from federal income tax.  Certain tender option bonds may be illiquid or may become illiquid as a result of a credit rating downgrade, payment default or a disqualification from tax-exempt status.

Master Demand Notes

            The Fund may invest in master demand notes.  These are unsecured obligations that permit the investment of fluctuating amounts by the Fund at varying rates of interest pursuant to direct arrangements between the Fund, as lender, and the issuer, as borrower.  Master demand notes may permit daily fluctuations in the interest rate and daily changes in the amounts borrowed.  The Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount.  The borrower may repay up to the full amount of the note without penalty. Master demand notes permit the Fund to demand payment of principal and accrued interest at any time (on not more than seven days' notice).  Notes acquired by the Fund may have maturities of more than one year, provided that (1) the Fund is entitled to payment of principal and accrued interest upon not more than seven days' notice, and (2) the rate of interest on such notes is adjusted automatically at periodic intervals, which normally will not exceed 31 days, but may extend up to one year.  The notes are deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the demand notice period.  Because these types of notes are direct lending arrangements between the lender and borrower, such instruments are not normally traded and there is no secondary market for these notes, although they are redeemable and thus repayable by the borrower at face value plus accrued interest at any time.  Accordingly, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. In connection with master demand note arrangements, the Fund‘s investment advisor considers, under standards established by the Board of Trustees, earning power, cash flow and other liquidity ratios of the borrower and will monitor the ability of the borrower to pay principal and interest on demand.  These notes are not typically rated by credit rating agencies.  Unless rated, the Fund may invest in them only if at the time of an investment the issuer meets the criteria established for high quality commercial paper, i.e., rated A-1 by S&P, Prime-1 by Moody’s or F-1 by Fitch.

Payment‑in‑kind Securities

            The Fund may invest in payment‑in‑kind (PIK) securities. PIKs pay interest in either cash or additional securities, at the issuer's option, for a specified period.  The issuer's option to pay in additional securities typically ranges from one to six years, compared to an average maturity for all PIK securities of eleven years. Call protection and sinking fund features are comparable to those offered on traditional debt issues.

            PIKs, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow.  Several PIKs are senior debt. In other cases, where PIKs are subordinated, most senior lenders view them as equity equivalents.

            An advantage of PIKs for the issuer ‑‑ as with zero coupon securities ‑‑ is that interest payments are automatically compounded (reinvested) at the stated coupon rate, which is not the case with cash‑paying securities.  However, PIKs are gaining popularity over zeros since interest payments in additional securities can be monetized and are more tangible than accretion of a discount.

            As a group, PIK bonds trade flat (i.e., without accrued interest).  Their price is expected to reflect an amount representing accreted interest since the last payment.  PIKs generally trade at higher yields than comparable cash‑paying securities of the same issuer.  Their premium yield is the result of the lesser desirability of non‑cash interest, the more limited audience for non‑cash paying securities, and the fact that many PIKs have been issued to equity investors who do not normally own or hold such securities.

            Calculating the true yield on a PIK security requires a discounted cash flow analysis if the security (ex interest) is trading at a premium or a discount because the realizable value of additional payments is equal to the current market value of the underlying security, not par.

            Regardless of whether PIK securities are senior or deeply subordinated, issuers are highly motivated to retire them because they are usually their most costly form of capital.

Zero Coupon "Stripped" Bonds

            The Fund may invest in zero coupon "stripped" bonds. These represent ownership in serially maturing interest payments or principal payments on specific underlying notes and bonds, including coupons relating to such notes and bonds.  The interest and principal payments are direct obligations of the issuer. Interest zero coupon bonds of any series mature periodically from the date of issue of such series through the maturity date of the securities related to such series.  Principal zero coupon bonds mature on the date specified therein, which is the final maturity date of the related securities.  Each zero coupon bond entitles the holder to receive a single payment at maturity.  There are no periodic interest payments on a zero coupon bond.  Zero coupon bonds are offered at discounts from their face amounts.

            In general, owners of zero coupon bonds have substantially all the rights and privileges of owners of the underlying coupon obligations or principal obligations.  Owners of zero coupon bonds have the right upon default on the underlying coupon obligations or principal obligations to proceed directly and individually against the issuer and are not required to act in concert with other holders of zero coupon bonds.

            For federal income tax purposes, a purchaser of principal zero coupon bonds or interest zero coupon bonds (either initially or in the secondary market) is treated as if the buyer had purchased a corporate obligation issued on the purchase date with an original issue discount equal to the excess of the amount payable at maturity over the purchase price.  The purchaser is required to take into income each year as ordinary income an allocable portion of such discounts determined on a "constant yield" method.  Any such income increases the holder's tax basis for the zero coupon bond, and any gain or loss on a sale of the zero coupon bonds relative to the holder's basis, as so adjusted, is a capital gain or loss.  If the holder owns both principal zero coupon bonds and interest zero coupon bonds representing an interest in the same underlying issue of securities, a special basis allocation rule (requiring the aggregate basis to be allocated among the items sold and retained based on their relative fair market value at the time of sale) may apply to determine the gain or loss on a sale of any such zero coupon bonds.

Mortgage‑Backed or Asset‑Backed Securities

            The Fund may invest in mortgage‑backed securities and asset‑backed securities.  Two principal types of mortgage‑backed securities are collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs).  CMOs are securities collateralized by mortgages, mortgage pass‑throughs, mortgage pay‑through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage‑backed bonds (general obligations of the issuers payable out of the issuers' general funds and additionally secured by a first lien on a pool of single family detached properties).  Many CMOs are issued with a number of classes or series which have different maturities and are retired in sequence.

            Investors purchasing CMOs in the shortest maturities receive or are credited with their pro rata portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal up to a predetermined portion of the total CMO obligation. Until that portion of such CMO obligation is repaid, investors in the longer maturities receive interest only.  Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass‑throughs to be prepaid prior to their stated maturity.  Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass‑throughs issued or guaranteed by U.S. government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

            REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities.

            In addition to mortgage‑backed securities, the Fund may invest in securities secured by other assets including company receivables, truck and auto loans, leases, and credit card receivables. These issues may be traded over‑the‑counter and typically have a short‑intermediate maturity structure depending on the pay down characteristics of the underlying financial assets which are passed through to the security holder.

            Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due.  Most issuers of asset‑backed securities backed by automobile receivables permit the servicers of such receivables to retain possession of the underlying obligations. If the servicers were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset‑backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of related asset‑backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

            In general, issues of asset‑backed securities are structured to include additional collateral and/or additional credit support to protect against the risk that a portion of the collateral supporting the asset‑backed securities may default and/or may suffer from these defects.  In evaluating the strength of particular issues of asset‑backed securities, the investment advisor considers the financial strength of the guarantor or other provider of credit support, the type and extent of credit enhancement provided as well as the documentation and structure of the issue itself and the credit support.

Variable or Floating Rate Instruments

            The Fund may invest in variable or floating rate instruments which may involve a demand feature and may include variable amount master demand notes which may or may not be backed by bank letters of credit.  Variable or floating rate instruments bear interest at a rate which varies with changes in market rates.  The holder of an instrument with a demand feature may tender the instrument back to the issuer at par prior to maturity.  A variable amount master demand note is issued pursuant to a written agreement between the issuer and the holder, its amount may be increased by the holder or decreased by the holder or issuer, it is payable on demand, and the rate of interest varies based upon an agreed formula.  The quality of the underlying credit must, in the opinion of the investment advisor, be equivalent to the long‑term bond or commercial paper ratings applicable to permitted investments for the Fund.  The investment advisor will monitor, on an ongoing basis, the earning power, cash flow, and liquidity ratios of the issuers of such instruments and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand.

Real Estate Investment Trusts

            The Fund may invest in investments related to real estate including real estate investment trusts (REITs).  Risks associated with investments in securities of companies in the real estate industry include: decline in the value of real estate; risks related to general and local economic conditions, overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income; changes in neighborhood values; the appeal of properties to tenants; and increases in interest rates.  In addition, equity REITs may be affected by changes in the values of the underlying property owned by the trusts, while mortgage real estate investment trusts may be affected by borrower default risk and interest rate risk.  REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects.  Such REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”) and to maintain exemption from the 1940 Act.  In the event an issuer of debt securities collateralized by real estate defaults, it is conceivable that the REITs could end up holding the underlying real estate.

Limited Partnerships

            The Fund may invest in limited and master limited partnerships.  A limited partnership is a partnership consisting of one or more general partners, jointly and severally responsible as ordinary partners, and by whom the business is conducted, and one or more limited partners who contribute cash as capital to the partnership and who generally are not liable for the debts of the partnership beyond the amounts contributed. Limited partners are not involved in the day-to-day management of the partnership. They receive income, capital gains and other tax benefits associated with the partnership project in accordance with terms established in the partnership agreement.  Typical limited partnerships are in real estate, oil and gas and equipment leasing, but they also finance movies, research and development, and other projects.

            For an organization classified as a partnership under the Code, each item of income, gain, loss, deduction, and credit is not taxed at the partnership level but flows through to the holder of the partnership unit. This allows the partnership to avoid double taxation and to pass through income to the holder of the partnership unit at lower individual rates.

            A master limited partnership is a publicly traded limited partnership. The partnership units are registered with the SEC and are freely exchanged on a securities exchange or in the over-the-counter market.

Stand-by Commitments

            When the Fund purchases tax-exempt securities, it has the authority to acquire stand-by commitments from banks and broker-dealers with respect to those tax-exempt securities.  A stand-by commitment may be considered a security independent of the state tax-exempt security to which it relates.  The amount payable by a bank or dealer during the time a stand-by commitment is exercisable, absent unusual circumstances, would be substantially the same as the market value of the underlying tax-exempt security to a third party at any time.  The Fund expects that stand-by commitments generally will be available without the payment of direct or indirect consideration.  No Fund expects to assign any value to stand-by commitments.

Domestic Equity Depositary Receipts

            The Fund may invest in Domestic Equity Depository Receipts. These instruments represent interests in a unit investment trust (“UIT”) that holds a portfolio of common stocks that is intended to track the price and dividend performance of a particular index.  Common examples of Domestic Equity Depositary Receipts include S&P Depositary Receipts (“SPDRs”) and Nasdaq 100 Shares, which may be obtained from the UIT issuing the securities or purchased in the secondary market (SPDRs and Nasdaq 100 Shares are listed on the American Stock Exchange).

            Domestic Equity Depositary Receipts are not individually redeemable, except upon termination of the UIT that issued them.  The liquidity of small holdings of Domestic Equity Depositary Receipts depends upon the existence of a secondary market.

            The redemption price (and therefore the sale price) of Domestic Equity Depositary Receipts is derived from and based upon the securities held by the UIT that issued them.  Accordingly, the level of risk involved in the purchase or redemption or sale of a Domestic Equity Depositary Receipt is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the price of Domestic Equity Depositary Receipts is based on the value of a basket of stocks.  Disruptions in the markets for the securities underlying Domestic Equity Depositary Receipts purchased or sold by the Fund could result in losses on Domestic Equity Depositary Receipts.

PURCHASE AND REDEMPTION OF SHARES

            You may buy shares of the Fund through Evergreen Investment Services, Inc. (EIS), broker‑dealers that have entered into special agreements with EIS or certain other financial institutions.  With certain exceptions, the Fund may offer up to eight different classes of shares that differ primarily with respect to sales charges and distribution fees.  Depending upon the class of shares, you will pay a front-end sales charge when you buy the Fund's shares, a contingent deferred sales charge (a "CDSC") when you redeem the Fund's shares or no sales charges at all.  Each Evergreen fund offers different classes of shares.  Refer to the prospectus to determine which classes of shares are offered by each Fund.

Class A Shares

            The Fund offers Class A shares with a front-end sales charge applied to your initial investment at the time of purchase. The following is a complete list of the sales charge schedules applicable to purchases of Class A shares:

Equity and International Funds	Your Investment	As a % of NAV excluding sales charge	As a % of your investment
	Up to $49,999	5.75%	6.10%
	$50,000-$99,999	4.50%	4.71%
	$100,000-$249,999	3.75%	3.90%
	$250,000-$499,999	2.50%	2.56%
	$500,000-$999,999	2.00%	2.04%
	$1,000,000-$2,999,999	0.00%	0.00%
	$3,000,000-$4,999,999	0.00%	0.00%
	$5,000,000 or greater	0.00%	0.00%

Long-term Bond Funds	Your Investment	As a % of NAV excluding sales charge	As a % of your investment
	Up to $49,999	4.75%	4.99%
	$50,000-$99,999	4.50%	4.71%
	$100,000-$249,999	3.75%	3.90%
	$250,000-$499,999	2.50%	2.56%
	$500,000-$999,999	2.00%	2.04%
	$1,000,000-$2,999,999	0.00%	0.00%
	$3,000,000-$4,999,999	0.00%	0.00%
	$5,000,000 or greater	0.00%	0.00%

Short-term Bond Funds	Your Investment	As a % of NAV excluding sales charge	As a % of your investment
	Up to $49,999	3.25%	3.36%
	$50,000-$99,999	3.00%	3.09%
	$100,000-$249,999	2.50%	2.56%
	$250,000-$499,999	2.00%	2.04%
	$500,000-$999,999	1.50%	1.52%
	$1,000,000-$2,999,999	0.00%	0.00%
	$3,000,000 or greater	0.00%	0.00%

There is no front-end sales charge imposed on Class A shares of Evergreen’s money market funds. However, when exchanging from Class A shares of a money market fund to a non-money market fund within the Evergreen funds family, a sales charge will be imposed on the exchange, unless the shares have been subject to a previous sales charge. If you purchase Class A shares in the amount of $1 million or more, without a front-end sales charge, the Fund will charge a CDSC of 1.00% if you redeem during the month of your purchase or the 12‑month period following the month of your purchase (see "Contingent Deferred Sales Charge" below).

            No front-end sales charges are imposed on Class A shares purchased by (a) institutional investors, which may include bank trust departments and registered investment advisors; (b) investment advisors, consultants or financial planners who place trades for their own accounts or the accounts of their clients and who charge such clients a management, consulting, advisory or other fee; (c) clients of investment advisors or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment advisors or financial planners on the books of the broker-dealer through whom shares are purchased; (d) institutional clients of broker-dealers, including retirement and deferred compensation plans and the trusts used to fund these plans, which place trades through an omnibus account maintained with the Fund by the broker-dealer; (e) shareholders of record on October 12, 1990 in any series of Evergreen Investment Trust in existence on that date, and the members of their immediate families; and (f) current and retired employees of Wachovia Corporation (Wachovia), and its affiliates, EIS and any broker-dealer with whom EIS has entered into an agreement to sell shares of the Fund, and members of the immediate families of such employees.  These provisions are generally intended to provide additional job-related incentives to persons who serve the Fund or work for companies associated with the Fund and selected dealers and agents of the Fund.  Since these persons are in a position to have a basic understanding of the nature of an investment company as well as a general familiarity with the Fund, sales to these persons, as compared to sales in the normal channels of distribution, require substantially less sales effort.  Similarly, these provisions extend the privilege of purchasing shares at net asset value (NAV) to certain classes of institutional investors who, because of their investment sophistication, can be expected to require significantly less than normal sales effort on the part of the Fund and EIS.  In addition, the provisions allow the Fund to be competitive in the mutual fund industry, where similar allowances are common.

            In addition, Class A shares may be purchased or offered at NAV for certain investors of acquired funds who remain investors in the Evergreen funds, including, former Investor share class shareholders of Undiscovered Managers Funds, former shareholders of funds managed by Grantham, Mayo, Van Otterloo & Co.and former shareholders of America’s Utility Fund.

Class B Shares

            The Fund offers Class B shares at NAV without a front-end sales charge. However, the Fund may charge a CDSC on shares you redeem based on the following schedule:

REDEMPTION TIME	CDSC RATE
Month of purchase and the first 12‑month period following the month of purchase	5.00%
Second 12‑month period following the month of purchase	4.00%
Third 12‑month period following the month of purchase	3.00%
Fourth 12‑month period following the month of purchase	3.00%
Fifth 12‑month period following the month of purchase	2.00%
Sixth 12‑month period following the month of purchase	1.00%
Thereafter	0.00%

Class B shares that have been outstanding for eight years after the month of purchase will automatically convert to Class A shares without imposition of a front‑end sales charge or exchange fee.  Conversion of Class B shares represented by stock certificates will require the return of the stock certificate to Evergreen Service Company, LLC (ESC).

For a complete description of CDSC, including how the charge is calculated, see “Contingent Deferred Sales Charge” below.

A shareholder may not purchase Class B shares if the purchase would cause the shareholder’s aggregate Class B share holdings in the Evergreen funds to exceed $250,000.  Purchase orders that would cause a shareholder’s account to exceed this amount in Class B shares will be treated as a purchase of Class A shares.

In addition, Evergreen is not able to track a shareholder’s purchases made through financial intermediaries and held in an omnibus account. It will be necessary for the financial intermediaries to track purchases of the Funds by their clients to ensure adherence to our policy.  The computer systems of certain of the Funds’ financial intermediaries currently do not have the ability to aggregate shares.  Until these systems have been revised, this limitation will apply only to individual purchases rather than to aggregate holdings through those intermediaries. In addition, financial intermediaries may limit the maximum purchase or aggregate purchase amount of Class B shares by their customers to an amount less than $250,000.  Purchases of Class B shares made through different financial intermediaries, such as through two different broker dealers, would not be able to be tracked and aggregated.

Class C Shares

The Fund offers Class C shares without a front-end sales charge.  The Fund may charge a CDSC on shares you redeem based on the following schedule:

REDEMPTION TIME	CDSC RATE
Month of purchase and the first 12‑month period following the month of purchase	1.00%

Thereafter	0.00%

There is 1.00% redemption fee that may apply to assets redeemed or exchanged within 90 days of the date of purchase for the Evergreen Emerging Markets Growth Fund, Evergreen Global Leaders Fund, Evergreen Global Opportunities Fund, Evergreen International Bond Fund, Evergreen International Growth Fund and Evergreen Precious Metals Fund.

For a complete description of CDSC, including how the charge is calculated, see “Contingent Deferred Sales Charge” below.

Class I Shares (also referred to as Institutional Shares)

            No CDSC is imposed on the redemption of Class I shares.  Class I shares are not offered to the general public and are available only to (1) persons who at or prior to December 31, 1994 owned Class Y shares of an Evergreen Fund, (2) certain institutional investors and (3) investment advisory clients of an investment advisor of an Evergreen Fund or the advisor’s affiliates.  Class I shares are offered at NAV without a front‑end or back‑end sales charge and do not bear any Rule 12b‑1 distribution expenses.

Class R Shares

Class R shares are offered at NAV without a front-end sales charge or CDSC.  However, certain broker-dealers and other financial institutions may impose a fee in connection with purchase and redemption transactions of Class R shares of the Fund.  Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing, money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans through certain broker-dealers and financial institutions which have selling agreements with EIS.  Class R shares can also be redeemed at NAV through these broker-dealers and financial institutions.  Investors should contact their broker-dealer or financial institution as appropriate for instruction and further information.

Class S and Class S1 Shares

            Class S and Class S1 shares of the Evergreen money market funds are offered at NAV without a front-end or deferred sales charge through certain broker-dealers and financial institutions who have entered into selling agreements with EIS. Investors should refer to their broker-dealer or financial institution as appropriate for instructions and further information.

Administrative Shares, Institutional Service Shares, Investor Shares, Participant Shares, Reserve Shares, Resource Shares

            Each institutional class of shares is sold without a front‑end sales charge or deferred sales charge. Administrative, Institutional Service, Investor, Participant, Reserve and Resource shares each pay Rule 12b-1 distribution expenses.  The minimum initial investment in any institutional class of shares is $1 million, which may be waived in certain circumstances.  There is no minimum amount required for subsequent purchases.

Contingent Deferred Sales Charge

            The Fund charges a CDSC as reimbursement for certain expenses, such as commissions or shareholder servicing fees, that it has incurred in connection with the sale of its shares (see "Distribution Expenses Under Rule 12b-1,” below).  Administrative, Institutional, Institutional Service, Investor, Participant, Reserve and Resource shares do not charge a CDSC.  If imposed, the Fund deducts the CDSC from the redemption proceeds you would otherwise receive.  The CDSC is a percentage of the lesser of (1) the net asset value of the shares at the time of redemption or (2) the shareholder's original net cost for such shares.  Upon request for redemption, to keep the CDSC a shareholder must pay as low as possible, the Fund will first seek to redeem shares not subject to the CDSC and/or shares held the longest, in that order.  The CDSC on any redemption is, to the extent permitted by the NASD Regulation, Inc., paid to EIS or its predecessor.

Redemption-in-kind

            The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by the Fund and valued as they are for purposes of computing the Fund's net asset value (a redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting these securities to cash. The Trust has elected, however, to be governed by Rule 18f-1 under the 1940 Act, as a result of which the Fund is obligated to redeem shares, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of the period.

SALES CHARGE WAIVERS AND REDUCTIONS

            The following information is not applicable to Class S, Class S1, Class I, Administrative, Institutional, Institutional Service, Investor, Participant, Reserve, Resource and Class R shares.

            If you are making a large purchase, there are several ways you can combine multiple purchases of Class A shares in Evergreen funds and take advantage of lower sales charges. These are described below.

Combined Purchases

You may reduce your front-end sales charge if you purchase Class A shares in multiple Evergreen funds, excluding Evergreen money market funds, at the same time.  The combined dollar amount invested will determine the front-end sales charge applied to all your current purchases.  For example, if you invested $75,000 in each of two different Evergreen funds, you would pay a sales charge based on a $150,000 purchase (i.e., 3.75% of the offering price, rather than 4.50% for Funds with a 4.75% front-end sales charge).  See prospectus for the specific sales charge applicable to the Fund.

Rights of Accumulation

            You may add the value of all of your existing Evergreen Fund investments in all retail share classes, excluding Evergreen money market funds, to determine the front-end sales charge to be applied to your current Class A purchase.

            Your account, and therefore your rights of accumulation, can be linked to your spouse, parents, siblings and children.  The same rule applies with respect to individual retirement plans.  Please note, however, that retirement plans involving employees stand alone and do not pass on rights of accumulation.

Letter of Intent

You may reduce the sales charge on a current purchase if you agree to invest at least $50,000 in Class A shares of an Evergreen Fund over a 13-month period.  You will pay the same sales charge as if you had invested the full amount all at one time.  The Fund will hold a certain portion of your investment in escrow until your commitment is met.

Waiver of Front-end Sales Charges

            The Fund may sell its shares at net asset value without a front-end sales charge to:

                        1.     purchasers of shares in the amount of $1 million or more;

                        2.     a corporate or certain other qualified retirement plan or a non-qualified deferred compensation plan or a Title 1 (ERISA) tax-sheltered annuity or TSA plan sponsored by an organization having 100 or more eligible employees (a "Qualifying Plan") or a TSA plan sponsored by a public educational entity having 5,000 or more eligible employees (an "Educational TSA Plan");

                        3.     institutional investors, which may include bank trust departments and registered investment advisors;

                        4.     investment advisors, consultants or financial planners who place trades for their own accounts or the accounts of their clients and who charge such clients a management, consulting, advisory or other fee;

                        5.     clients of investment advisors or financial planners who place trades for their own accounts if the accounts are linked to a master account of such investment advisors or financial planners on the books of the broker‑dealer through whom shares are purchased;

                        6.     institutional clients of broker‑dealers, including retirement and deferred compensation plans and the trusts used to fund these plans, which place trades through an omnibus account maintained with the Fund by the broker‑dealer;

                        7.     employees of Wachovia, its affiliates, EIS, any broker‑dealer with whom EIS has entered into an agreement to sell shares of the Fund, and members of the immediate families of such employees;

                        8.     certain Directors, Trustees, officers and employees of the Evergreen funds, EIS or their affiliates and to the immediate families of such persons; or

                        9.     a bank or trust company acting as trustee for a single account in the name of such bank or trust company if the initial investment in any of the Evergreen funds made pursuant to this waiver is at least $500,000 and any commission paid at the time of such purchase is not more than 1% of the amount invested.

            With respect to items 8 and 9 above, the Fund will only sell shares to these parties upon the purchasers written assurance that the purchase is for their personal investment purposes only.  Such purchasers may not resell the securities except through redemption by the Fund.  The Fund will not charge any CDSC on redemptions by such purchasers.

Waiver of CDSCs

            The Fund does not impose a CDSC when the shares you are redeeming represent:

                        1.     an increase in the share value above the net cost of such shares;

                        2.     certain shares for which the Fund did not pay a commission on issuance, including shares acquired through reinvestment of dividend income and capital gains distributions;

                        3.     shares that are in the accounts of a shareholder who has died or become disabled;

                        4.     a lump‑sum distribution from a 401(k) plan or other benefit plan qualified under the Employee Retirement Income Security Act of 1974 (ERISA);

                        5.     a  systematic withdrawal from the ERISA plan of a shareholder who is at least 59 years old;

                        6.     shares in an account that we have closed because the account has an aggregate net asset value of less than $1,000;

                        7.     an automatic withdrawal under a Systematic Withdrawal Plan of up to 1.00% per month of your initial account balance;

                        8.     a withdrawal consisting of loan proceeds to a retirement plan participant;

                        9.     a financial hardship withdrawal made by a retirement plan participant;

                        10.   a withdrawal consisting of returns of excess contributions or excess deferral amounts made to a retirement plan; or

                        11.   a redemption by an individual participant in a Qualifying Plan that purchased Class C shares (this waiver is not available in the event a Qualifying Plan, as a whole, redeems substantially all of its assets).

Exchanges

Investors may exchange shares of the Fund for shares of the same class of any other Evergreen Fund which offers the same class of shares. See “By Exchange” under “How to Buy Shares” in the prospectus.  Before you make an exchange, you should read the prospectus of the Evergreen Fund into which you want to exchange.  The Trust's Board of Trustees reserves the right to discontinue, alter or limit the exchange privilege at any time. There is no front-end sales charge imposed on Class A shares of Evergreen’s money market funds. However, when exchanging from Class A shares of a money market fund to a non-money market fund within the Evergreen funds family, a sales charge will be imposed on the exchange, unless the shares have been subject to a previous sales charge.

Automatic Reinvestment

            As described in the prospectus, a shareholder may elect to receive dividends and capital gains distributions in cash instead of shares.  However, ESC will automatically reinvest all dividends and distributions in additional shares when it learns that the postal or other delivery service is unable to deliver checks or transaction confirmations to the shareholder's address of record.  When a check is returned, the Fund will hold the check amount in a no-interest account in the shareholder's name until the shareholder updates his or her address or automatic reinvestment begins.  Uncashed or returned redemption checks will also be handled in the manner described above.

PRICING OF SHARES

Calculation of Net Asset Value

                The Fund calculates its NAV once daily on Monday through Friday, as described in the prospectus.  The Fund will not compute its NAV on the days the New York Stock Exchange is closed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Evergreen reserves the right to adjust the closing time to coincide with an earlier closing of the New York Stock Exchange or due to other unusual circumstances.

            The NAV of the Fund is calculated by dividing the value of the Fund's net assets attributable to that class by all of the shares issued for that class.

Valuation of Portfolio Securities

            Current values for the Fund's portfolio securities are determined as follows:

                        (1)   Securities that are traded on an established securities exchange or the over-the-counter National Market System (NMS) are valued on the basis of the last sales price on the exchange where primarily traded or on the NMS prior to the time of the valuation, provided that a sale has occurred.

                        (2)   Securities traded on an established securities exchange or in the over-the-counter market for which there has been no sale and other securities traded in the over-the-counter market are valued at the mean of the bid and asked prices at the time of valuation.

                        (3)   Short-term investments maturing in more than 60 days, for which market quotations are readily available, are valued at current market value.

                        (4)   Short-term investments maturing in sixty days or less are valued at amortized cost, which approximates market.

                        (5)   Securities, including restricted securities, for which market quotations are not readily available; listed securities or those on NMS if, in the investment advisor’s opinion, the last sales price does not reflect an accurate current market value; and other assets are valued at prices deemed in good faith to be fair under procedures established by the Board of Trustees.

                        (6)   Municipal bonds are valued by an independent pricing service at fair value using a variety of factors which may include yield, liquidity, interest rate risk, credit quality, coupon, maturity and type of issue.

Foreign securities are generally valued on the basis of valuations provided by a pricing service, approved by the Trust's Board of Trustees, which uses information with respect to transactions in such securities, quotations from broker-dealers, market transactions in comparable securities, and various relationships between securities and yield to maturity in determining value.

PERFORMANCE CALCULATIONS

Average Annual Total Return

Described below are the total return calculations the Fund may use from time to time in advertisements.

Return Before Taxes

Total return quotations for a class of shares of the Fund are calculated by finding the average annual compounded rates of return over one, five and ten year periods, or the time periods for which such class of shares has been effective, whichever is relevant, on a hypothetical $1,000 investment that would equate the initial amount invested in the class to the ending redeemable value.  To the initial investment all dividends and distributions are added, and all recurring fees charged to all shareholder accounts are deducted. The ending redeemable value assumes a complete redemption at the end of the relevant periods. The following is the formula used to calculate average annual total return:

P(1 + T)n = ERV

Where:

            P =  initial payment of $1,000.

            T =  average annual total return.

            n =  number of years.

            ERV = ending redeemable value of the initial $1,000.

Return After Taxes on Distributions

            Total return quotations, less the taxes due on distributions, for a class of shares of the Fund are calculated by finding the average annual compounded rates of return over one, five and ten year periods, or the time periods for which such class of shares has been effective, whichever is relevant, on a hypothetical $1,000 investment that would equate the initial amount invested in the class to the ending redeemable value.  To the initial investment, all dividends and distributions are added, less the taxes due on such distributions, and all recurring fees charged to all shareholder accounts are deducted.  To calculate the taxes due on distributions, the highest marginal federal income tax rate in effect on the reinvestment date is used. The after-tax quotations do not reflect the effect of state and local taxes. The ending redeemable value assumes a complete redemption at the end of the relevant periods.  The following is the formula used to calculate average annual total return after taxes on distributions:

P(1 + T)n  = ETVD

Where:

           P =  initial payment of $1,000.

            T =  average annual total return (after taxes on distributions).

            n =  number of years.

            ATVD = ending redeemable value of

                        the initial $1,000, after taxes on

                       fund distributions but not after

                        taxes on redemption.

Return After Taxes on Distributions and Redemption

            Total return quotations, less taxes due on distributions and redemption, for a class of shares of the Fund are calculated by finding the average annual compounded rates of return over one, five and ten year periods, or the time periods for which such class of shares has been effective, whichever is relevant, on a hypothetical $1,000 investment that would equate the initial amount invested in the class to the ending redeemable value.  To the initial investment, all dividends and distributions are added, less taxes due on such distributions and redemption, and all recurring fees charged to all shareholder accounts are deducted. To calculate taxes due on distributions, the highest marginal federal income tax rate in effect on the reinvestment date is used.  To calculate taxes due on redemptions, returns are adjusted to reflect the effect of capital gains taxes resulting from the redemption offset by the tax benefit from capital losses resulting from the redemption.  Capital gains taxes, or the benefit resulting from tax losses, are calculated using the highest federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with federal tax law applicable on the redemption date.  The after-tax quotations do not reflect the effect of state and local taxes. The ending redeemable value assumes a complete redemption at the end of the relevant periods.  The following is the formula used to calculate average annual total return after taxes on distributions and redemption:

P(1 + T)n  = ATVDR

Where:

           P =  initial payment of $1,000.

            T =  average annual total return (after taxes on distributions and redemptions).

            n =  number of years.

            ATVDR = ending redeemable value of

                        the initial $1,000, after taxes on

            fund distributions and redemption.

Yield

Described below are yield calculations the Fund may use.  Yield quotations are expressed in annualized terms and may be quoted on a compounded basis.  Yields based on these calculations do not represent the Fund’s yield for any future period.

30-Day Yield

If the Fund invests primarily in bonds, it may quote its 30-day yield in advertisements or in reports or other communications to shareholders.  It is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

    Yield = 2 [(    a-b       + 1)6 - 1]

                                                                                    cd

Where:

a = Dividends and interest earned during the period

b = Expenses accrued for the period (net of reimbursements)

c = The average daily number of shares outstanding during the period that were entitled to receive dividends

d = The maximum offering price per share on the last day of the period

7-Day Current and Effective Yield

If the Fund invests primarily in money market instruments, it may quote its 7‑day current yield or effective yield in advertisements or in reports or other communications to shareholders.

The current yield is calculated by determining the net change, excluding capital changes and income other than investment income, in the value of a hypothetical, pre-existing account having a balance of one share at the beginning of the 7-day base period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7).

The effective yield is based on a compounding of the current yield, according to the following formula:

Effective Yield = [(base period return + 1)365/7] -1

Tax Equivalent Yield

If the Fund invests primarily in municipal bonds, it may quote in advertisements or in reports or other communications to shareholders a tax equivalent yield, which is what an investor would generally need to earn from a fully taxable investment in order to realize, after income taxes, a benefit equal to the tax free yield provided by the Fund.  Tax equivalent yield is calculated using the following formula:

Tax Equivalent Yield =           Yield

                                       1 - Income Tax Rate

                The quotient is then added to that portion, if any, of the Fund’s yield that is not tax exempt.  Depending on the Fund’s objective, the income tax rate used in the formula above may be federal or a combination of federal and state.

PRINCIPAL UNDERWRITER

            EIS is the principal underwriter for the Trust and with respect to each class of shares of the Fund.  The Trust has entered into a Principal Underwriting Agreement (Underwriting Agreement) with EIS with respect to each class of the Fund.

            EIS, as agent, has agreed to use its best efforts to find purchasers for the shares.  EIS may retain and employ representatives to promote distribution of the shares and may obtain orders from broker‑dealers, and others, acting as principals, for sales of shares to them.  The Underwriting Agreement provides that EIS will bear the expense of preparing, printing, and distributing advertising and sales literature and prospectuses used by it.

            All subscriptions and sales of shares by EIS are at the public offering price of the shares, which is determined in accordance with the provisions of the Trust's Declaration of Trust, By‑Laws, current prospectuses and SAI.  All orders are subject to acceptance by the Fund and the Fund reserves the right, in its sole discretion, to reject any order received.  Under the Underwriting Agreement, the Fund is not liable to anyone for failure to accept any order.

            EIS has agreed that it will, in all respects, duly conform with all state and federal laws applicable to the sale of the shares.  EIS has also agreed that it will indemnify and hold harmless the Trust and each person who has been, is, or may be a Trustee or officer of the Trust against expenses reasonably incurred by any of them in connection with any claim, action, suit, or proceeding to which any of them may be a party that arises out of or is alleged to arise out of any misrepresentation or omission to state a material fact on the part of EIS or any other person for whose acts EIS is responsible or is alleged to be responsible, unless such misrepresentation or omission was made in reliance upon written information furnished by the Trust.

            The Underwriting Agreement provides that it will remain in effect as long as its terms and continuance are approved annually (i) by a vote of a majority of the Trust's Trustees who are not interested persons of the Fund, as defined in the 1940 Act (the “Independent Trustees”), and (ii) by vote of a majority of the Trust's Trustees, in each case, cast in person at a meeting called for that purpose.

            The Underwriting Agreement may be terminated, without penalty, on 60 days' written notice by the Board of Trustees or by a vote of a majority of outstanding shares subject to such agreement.  The Underwriting Agreement will terminate automatically upon its "assignment," as that term is defined in the 1940 Act.

            From time to time, if, in EIS's judgment, it could benefit the sales of shares, EIS may provide to selected broker‑dealers promotional materials and selling aids.

DISTRIBUTION EXPENSES UNDER RULE 12b-1

The Fund bears some of the costs of selling its Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant, Reserve, Resource and Class R shares (“Share Classes”), as applicable, including certain advertising, marketing and shareholder service expenses, pursuant to Rule 12b-1 of the 1940 Act.  These 12b-1 fees are indirectly paid by the shareholder, as shown by the Fund’s expense table in the prospectus. The 12b-1 fees are composed of distribution fees and service fees which are described further below.

Under the Distribution Plans (each a “Plan,” together, the “Plans”) that the Fund has adopted for its Share Classes, other than Class I and Institutional, the Fund may incur expenses for 12b-1 fees up to a maximum annual percentage of the average daily net assets attributable to a class, as described below. Amounts paid under the Plans are used to compensate EIS pursuant to Distribution Agreements (each an “Agreement,” together, the “Agreements”) that the Fund has entered into with respect to its Share Classes, as applicable.

Class	Current Maximum 12b-1 Fees Allowed Under the Plans
A	0.75%(a)
B	1.00%
C	1.00%
S	0.75%(b)
S1	0.75%(b)
Administrative	0.75%(c)
Institutional Service	0.75%(d)
Investor	0.75%(e)
Participant	0.75%(f)
Reserve	0.75%(g)
Resource	1.00%(h)
R	1.00%(i)

(a) Currently limited to 0.30% or less on Evergreen funds. Of this amount 0.25% is to be used exclusively as a service fee.  See the expense table in the prospectus of the Fund in which you are interested.

(b) Currently limited to 0.60% or less on Evergreen money market funds. Of this amount 0.25% is to be used exclusively as a service fee.  See the expense table in the prospectus of the Fund in which you are interested.

(c) Currently limited to 0.05% or less on Evergreen institutional money market funds. This amount is to be used exclusively as a service fee. See the expense table in the prospectus of the Fund in which you are interested.

(d) Currently limited to 0.25% or less on Evergreen institutional money market funds. This amount is to be used exclusively as a service fee. See the expense table in the prospectus of the Fund in which you are interested.

(e) Currently limited to 0.10% or less on Evergreen institutional money market funds. This amount is to be used exclusively as a service fee. See the expense table in the prospectus of the Fund in which you are interested.

(f) Currently limited to 0.50% or less on Evergreen institutional money market funds. Of this amount 0.25% is to be used exclusively as a service fee. See the expense table in the prospectus of the Fund in which you are interested.

(g) Currently limited to 0.65% or less on Evergreen institutional money market funds. Of this amount 0.25% is to be used exclusively as a service fee. See the expense table in the prospectus of the Fund in which you are interested.

(h) Currently limited to 0.80% or less on Evergreen institutional money market funds and Evergreen Cash Management Money Market Fund. Of this amount 0.25% is to be used exclusively as a service fee. See the expense table in the prospectus of the Fund in which you are interested.

(i) Currently limited to 0.50% or less on Evergreen Funds. Of this amount 0.25% is to be used exclusively as a service fee.  See the expense table in the prospectus of the Fund in which you are interested.

Of the amounts above, each class may pay under its Plan a maximum service fee of 0.25% to compensate organizations, which may include the Fund’s investment advisor or its affiliates, for personal services provided to shareholders and the maintenance of shareholder accounts.  The Fund may not, during any fiscal period, pay 12b-1 fees greater than the amounts described in the chart above under “Current Maximum 12b-1 Fees Allowed Under the Plans.” The Trustees may, without shareholder approval, increase the fees allowed under the Agreements up to the current maximum 12b-1 fees allowed under the Plans.

The Agreements provide that EIS will use the distribution fees received from the Fund for the following purposes:

(1)        to compensate broker-dealers or other persons for distributing Fund shares;

(2)        to compensate broker-dealers, depository institutions and other financial intermediaries for providing administrative, accounting and other services with respect to the Fund’s shareholders; and

(3)        to otherwise promote the sale of Fund shares.

The Agreements also provide that EIS may use distribution fees to make interest and principal payments in respect of amounts that have been financed to pay broker-dealers or other persons for distributing Fund shares.  EIS may assign its rights to receive compensation under the Plans to secure such financings.  Wachovia or its affiliates may finance payments made by EIS to compensate broker-dealers or other persons for distributing shares of the Fund.

In the event the Fund acquires the assets of another mutual fund, compensation paid to EIS under the Agreements may be paid by EIS to the acquired fund’s distributor or its predecessor.

Since EIS’s compensation under the Agreements is not directly tied to the expenses incurred by EIS, the compensation received by it under the Agreements during any fiscal year may be more or less than its actual expenses and may result in a profit to EIS.  Distribution expenses incurred by EIS in one fiscal year that exceed the compensation paid to EIS for that year may be paid from distribution fees received from the Fund in subsequent fiscal years.

Distribution fees are accrued daily and paid at least annually on Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant, Reserve, Resource and Class R shares and are charged as class expenses, as accrued.  The distribution fees attributable to the Class B and Class C shares are designed to permit an investor to purchase such shares through broker‑dealers without the assessment of a front‑end sales charge, while at the same time permitting EIS to compensate broker‑dealers in connection with the sale of such shares.

Service fees are accrued daily and paid at least annually on Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant, Reserve, Resource and Class R shares and are charged as class expenses, as accrued.

            Under the Plans, the Treasurer of the Trust reports the amounts expended under the Plans and the purposes for which such expenditures were made to the Trustees of the Trust for their review on a quarterly basis.  Also, each Plan provides that the selection and nomination of the Independent Trustees are committed to the discretion of such Independent Trustees then in office.

            The investment advisor may from time to time from its own funds or such other resources as may be permitted by rules of the SEC make payments for distribution services to EIS; the latter may in turn pay part or all of such compensation to brokers or other persons for their distribution assistance.

            Each Plan and the Agreement will continue in effect for successive 12‑month periods provided, however, that such continuance is specifically approved at least annually by the Trustees of the Trust or by vote of the holders of a majority of the outstanding voting securities of that class and, in either case, by a majority of the Independent Trustees of the Trust.

            The Plans permit the payment of fees to brokers and others for distribution and shareholder‑related administrative services and to broker‑dealers, depository institutions, financial intermediaries and administrators for administrative services as to Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant, Reserve, Resource and Class R shares.  The Plans are designed to (i) stimulate brokers to provide distribution and administrative support services to the Fund and holders of Class A, Class B, Class C, Class S, Class S1 and Institutional Service shares and (ii) stimulate administrators to render administrative support services to the Fund and holders of Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant, Reserve, Resource and Class R shares.  The administrative services are provided by a representative who has knowledge of the shareholder's particular circumstances and goals, and include, but are not limited to providing office space, equipment, telephone facilities, and various personnel including clerical, supervisory, and computer, as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant, Reserve, Resource and Class R shares; assisting clients in changing dividend options, account designations, and addresses; and providing such other services as the Fund reasonably requests for its Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant, Reserve, Resource and Class R shares.

            In the event that the Plan or Agreement is terminated or not continued with respect to one or more classes of the Fund, (i) no distribution fees (other than current amounts accrued but not yet paid) would be owed by the Fund to EIS with respect to that class or classes, and (ii) the Fund would not be obligated to pay EIS for any amounts expended under the Agreement not previously recovered by EIS from distribution services fees in respect of shares of such class or classes through deferred sales charges.

            All material amendments to any Plan or Agreement must be approved by a vote of the Trustees of the Trust or the holders of the Fund's outstanding voting securities, voting separately by class, and in either case, by a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval; and any Plan or Agreement may not be amended in order to increase materially the costs that a particular class of shares of the Fund may bear pursuant to the Plan or Agreement without the approval of a majority of the holders of the outstanding voting shares of the class affected.  Any Plan or Agreement may be terminated (i) by the Fund without penalty at any time by a majority vote of the holders of the outstanding voting securities of the Fund, voting separately by class or by a majority vote of the Independent Trustees, or (ii) by EIS.  To terminate any Agreement, any party must give the other parties 60 days' written notice; to terminate a Plan only, the Fund need give no notice to EIS.  Any Agreement will terminate automatically in the event of its assignment.  For more information about 12b-1 fees, see “Expenses” in the prospectus and “12b-1 Fees” under “Expenses” in Part 1 of this SAI.

SERVICE FEES AND COMMISSIONS PAID TO INVESTMENT FIRMS

            EIS will pay service fees to investment firms based on the average daily net asset value of Class A, Class B, Class C, Class S, Class S1, Administrative, Investor, Participant, Reserve, Resource, Institutional Service and Class R shares, as applicable, of a Fund which the investment firm has sold and which are issued and outstanding on the books of the Fund during each quarter, and which are registered in the names of customers for whom the investment firm is the dealer of record (“Eligible Shares”).

The rate of such service fees of a Fund for Class A and Institutional Service shares (excluding Evergreen money market funds, Evergreen Short-Intermediate Municipal Bond Fund, Evergreen Limited Duration Fund and Evergreen Equity Index Fund) will be calculated quarterly at the rate of 0.0625% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.25% annually) during such quarter.

The rate of service fees of an Evergreen money market fund with Class A shares will be calculated quarterly at the rate of 0.075% per quarter of the average daily net asset value of such Eligible Shares (approximately 0.30% annually) during such quarter.

The rate of service fees of Evergreen Short-Intermediate Municipal Bond Fund, Evergreen Limited Duration Fund and Evergreen Short Intermediate Bond Fund for Class A shares will be calculated quarterly at the rate of 0.025% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.10% annually) during such quarter.

The rate of service fees of a Fund with Administrative Shares will be calculated quarterly at the rate of 0.0125% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.05% annually) during such quarter.

The rate of service fees of a Fund with Investor Shares will be calculated quarterly at the rate of 0.025% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.10% annually) during such quarter.

The rate of service fees of a Fund with Participant and Class R Shares will be calculated quarterly at the rate of 0.125% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.50% annually) during such quarter.

The rate of service fees of a Fund with Reserve Shares will be calculated quarterly at the rate of 0.1625% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.65% annually) during such quarter.

The rate of service fees of a Fund with Resource Shares will be calculated quarterly at the rate of 0.20% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.80% annually) during such quarter.

The rate of service fees of a Fund with Class S and Class S1 Shares will be calculated quarterly at the rate of 0.15% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.60% annually) during such quarter.

The amount of any service fee that exceeds 0.25% is considered an “asset-based sales charge” and is calculated into the appropriate maximum aggregate cap as specified in the rules of the National Association of Securities Dealers.

The rate of such service fees of a Fund for Class B shares will be calculated quarterly at the rate of 0.0625% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.25% annually) during such quarter.

EIS will pay service fees to investment firms based on the average daily net asset value of Class C shares of the Fund they have sold, provided such shares have been on the books of the Fund for a minimum of 13 months from the date of purchase (plus any reinvested distributions attributable to such shares), which have been issued and outstanding on the books of such Fund during the respective quarter and which are registered in the names of customers for whom the investment firm is the dealer of record (“Class C Eligible Shares”).  Such service fees will be calculated quarterly at the rate of 0.0625% per quarter of the average daily net asset value of all such Class C Eligible Shares (approximately 0.25% annually).

In any quarter in which total service fees earned by the investment firm on such Eligible Shares of all Funds are less than $50.00 in the aggregate, no service fees will be paid to the investment firm nor will such amounts be carried over for payment in a future quarter.  Service fees will be paid within five business days after the end of the service commission period in the respective quarter.  EIS will pay service fees only to the extent that such amounts have been paid to EIS by the Fund.

            No service fees are paid on sales of any Class I or Institutional shares of the Fund.

 Commissions

            EIS pays commissions to investment firms for sales of Class A shares at the following rates:

Equity Funds	Your Investment	Dealer Commission as a % of NAV
	Up to $49,999	5.00%
	$50,000-$99,999	4.25%
	$100,000-$249,999	3.25%
	$250,000-$499,999	2.00%
	$500,000-$999,999	1.75%
	$1,000,000-$2,999,999	1.00% of the first $2,999,999, plus
	$3,000,000-$4,999,999	0.50% of the next $2,000,000, plus
	$5,000,000 or greater	0.25% of amounts equal to or over $5,000,000*

Evergreen Equity Index Fund pays 0.25% to investment firms for all amounts over $1,000,000.

Long-term Bond Funds	Your Investment	Dealer Commission as a % of NAV
	Up to $49,999	4.25%
	$50,000-$99,999	4.25%
	$100,000-$249,999	3.25%
	$250,000-$499,999	2.00%
	$500,000-$999,999	1.75%
	$1,000,000-$2,999,999	1.00% of the first $2,999,999, plus
	$3,000,000-$4,999,999	0.50% of the next $2,000,000, plus
	$5,000,000 or greater	0.25% of amounts equal to or over $5,000,000

Short-term Bond Funds	Your Investment	Dealer Commission as a % of NAV
	Up to $49,999	2.75%
	$50,000-$99,999	2.75%
	$100,000-$249,999	2.25%
	$250,000-$499,999	1.75%
	$500,000-$999,999	1.25%
	$1,000,000-$2,999,999	0.50% of the first $2,999,999, plus
	$3,000,000 or greater	0.25% of amounts equal to or over $3,000,000**

** Evergreen Adjustable Rate Fund and Evergreen Ultra Short Bond Fund pay 0.25% to investment firms for all amounts over $1,000,000.

            EIS pays commissions, also referred to as a Dealer Allowance, to investment firms for sales of Class B shares in the amount of 4.00% of shares sold at the time of purchase.

EIS pays commissions to investment firms for sales of Class C shares in the amount of 1.00% of shares sold at the time of purchase. EISEIS

EIS will also pay subsequent commissions to investment firms for sales of Class C shares based on the average daily net asset value of Class C shares of the Fund sold provided such shares have been on the books of the Fund for a minimum of 13 months from the date of purchase (plus any reinvested distributions attributable to such shares), which have been issued and outstanding on the books of such Fund during the calendar quarter and which are registered in the names of customers for whom the investment firm is the dealer of record (“Eligible Shares”).  Such commissions will be calculated quarterly at the rate of 0.1875% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.75% annually) during such quarter.  Such commissions will be paid by the twentieth day of the month before the end of the respective quarter.  Such commissions will continue to be paid to the investment firm quarterly so long as aggregate payments do not exceed applicable NASD limitations and other governing regulations.

            No commissions are paid on sales of any Class I, Administrative, Institutional Service, Investor, Participant, Reserve, Resource and Class R shares of a Fund.

TAX INFORMATION

Requirements for Qualifications as a Regulated Investment Company

            The Fund intends to qualify for and elect the tax treatment applicable to a regulated investment company (RIC) under Subchapter M of the Code.  (Such qualification does not involve supervision of management or investment practices or policies by the Internal Revenue Service.)  In order to qualify as a RIC, the Fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to proceeds from securities loans, gains from the sale or other disposition of securities or foreign currencies and other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such securities; and (ii) diversify its holdings so that, at the end of each quarter of its taxable year, (a) at least 50% of the market value of the Fund's total assets is represented by cash, U.S. government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer, to an amount not greater than 5% of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies).  By so qualifying, the Fund is not subject to federal income tax if it timely distributes its investment company taxable income and any net realized capital gains.  A 4% nondeductible excise tax will be imposed on the Fund to the extent it does not meet certain distribution requirements by the end of each calendar year.  The Fund anticipates meeting such distribution requirements.

Taxes on Distributions

Unless the Fund is a municipal bond or municipal money market fund, distributions will be taxable to shareholders whether made in shares or in cash.  Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share of the Fund on the reinvestment date.

            To calculate ordinary income for federal income tax purposes, shareholders must generally include dividends paid by the Fund from its investment company taxable income (net taxable investment income plus net realized short‑term capital gains, if any).  The Fund will include dividends it receives from domestic corporations when the Fund calculates its gross investment income.  Unless the Fund is a corporate, U.S. Treasury, U.S. Government or municipal bond fund or a money market fund, it anticipates that all or a portion of the ordinary dividends which it pays will qualify for the 70% dividends-received deduction for corporations and the 15% rate of tax for other taxpayers.  The Fund will inform shareholders of the amounts that so qualify.  If the Fund is a corporate, U.S. Treasury, U.S. Government or municipal bond fund or a money market fund, none of its income will consist of corporate dividends; therefore, none of its distributions will qualify for the 70% dividends-received deduction for corporations or the 15% rate of tax for other taxpayers.

From time to time, the Fund will distribute the excess of its net long‑term capital gains over its short‑term capital loss to shareholders (i.e., capital gain dividends).  For federal tax purposes, shareholders must include such capital gain dividends when calculating their net long‑term capital gains.  Capital gain dividends are taxable as net long-term capital gains to a shareholder, no matter how long the shareholder has held the shares.

Distributions by the Fund reduce its NAV.  A distribution that reduces the Fund's NAV below a shareholder's cost basis is taxable as described above, although from an investment standpoint, it is a return of capital.  In particular, if a shareholder buys Fund shares just before the Fund makes a distribution, when the Fund makes the distribution the shareholder will receive what is in effect a return of capital.  Nevertheless, the shareholder may incur taxes on the distribution.  Therefore, shareholders should carefully consider the tax consequences of buying Fund shares just before a distribution.

All distributions, whether received in shares or cash, must be reported by each shareholder on his or her federal income tax return.  Each shareholder should consult a tax advisor to determine the state and local tax implications of Fund distributions.

If more than 50% of the value of the Fund's total assets at the end of a fiscal year is represented by securities of foreign corporations and the Fund elects to make foreign tax credits available to its shareholders, a shareholder will be required to include in his gross income both cash dividends and the amount the Fund advises him is his pro rata portion of income taxes withheld by foreign governments from interest and dividends paid on the Fund's investments.  The shareholder may be entitled, however, to take the amount of such foreign taxes withheld as a credit against his U.S. income tax, or to treat the foreign tax withheld as an itemized deduction from his gross income, if that should be to his advantage.  In substance, this policy enables the shareholder to benefit from the same foreign tax credit or deduction that he would have received if he had been the individual owner of foreign securities and had paid foreign income tax on the income therefrom.  As in the case of individuals receiving income directly from foreign sources, the credit or deduction is subject to a number of limitations.

Special Tax Information for Shareholders of Municipal Bond or Municipal Money Market Funds

The Fund expects that substantially all of its dividends will be "exempt interest dividends," which should be treated as excludable from federal gross income.  In order to pay exempt interest dividends, at least 50% of the value of the Fund's assets must consist of federally tax‑exempt obligations at the close of each quarter.  An exempt interest dividend is any dividend or part thereof (other than a capital gain dividend) paid by the Fund with respect to its net federally excludable municipal obligation interest and designated as an exempt interest dividend in a written notice mailed to each shareholder not later than 60 days after the close of its taxable year.  The percentage of the total dividends paid by the Fund with respect to any taxable year that qualifies as exempt interest dividends will be the same for all shareholders of the Fund receiving dividends with respect to such year.  If a shareholder receives an exempt interest dividend with respect to any share and such share has been held for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the exempt interest dividend amount.

Any shareholder of the Fund who may be a “substantial user” (as defined by the Code, as amended) of a facility financed with an issue of tax‑exempt obligations or a "related person" to such a user should consult his tax advisor concerning his qualification to receive exempt interest dividends should the Fund hold obligations financing such facility.

            Under regulations to be promulgated, to the extent attributable to interest paid on certain private activity bonds, the Fund's exempt interest dividends, while otherwise tax‑exempt, will be treated as a tax preference item for alternative minimum tax purposes.  Corporate shareholders should also be aware that the receipt of exempt interest dividends could subject them to alternative minimum tax under the provisions of Section 56(g) of the Code (relating to "adjusted current earnings").

Interest on indebtedness incurred or continued by shareholders to purchase or carry shares of the Fund will not be deductible for federal income tax purposes to the extent of the portion of the interest expense relating to exempt interest dividends.  Such portion is determined by multiplying the total amount of interest paid or accrued on the indebtedness by a fraction, the numerator of which is the exempt interest dividends received by a shareholder in his taxable year and the denominator of which is the sum of the exempt interest dividends and the taxable distributions out of the Fund's investment income and long‑term capital gains received by the shareholder.

Taxes on the Sale or Exchange of Fund Shares

            Upon a sale or exchange of Fund shares, a shareholder will realize a taxable gain or loss depending on his or her basis in the shares.  A shareholder must treat such gains or losses as a capital gain or loss if the shareholder held the shares as capital assets.  Capital gain on assets held for more than 12 months is generally subject to a maximum federal income tax rate of 15% (20% for sales before May 6, 2003) for an individual.  Generally, the Code will not allow a shareholder to realize a loss on shares he or she has sold or exchanged and replaced within a 61-day period beginning 30 days before and ending 30 days after he or she sold or exchanged the shares.  The Code will not allow a shareholder to realize a loss on the sale of Fund shares held by the shareholder for six months or less to the extent the shareholder received exempt interest dividends on such shares.  Moreover, the Code will treat a shareholder's loss on shares held for six months or less as a long‑term capital loss to the extent the shareholder received distributions of net capital gains on such shares.

            Shareholders who fail to furnish their taxpayer identification numbers to the Fund and to certify as to its correctness and certain other shareholders may be subject to a federal income tax backup withholding requirement at the rate of 28% on dividends, distributions of capital gains and redemption proceeds paid to them by the Fund.  If the withholding provisions are applicable, any such dividends or capital gain distributions to these shareholders, whether taken in cash or reinvested in additional shares, and any redemption proceeds will be reduced by the amounts required to be withheld.   Investors may wish to consult their own tax advisors about the applicability of the backup withholding provisions.

Other Tax Considerations

The foregoing discussion relates solely to U.S. federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates).  It does not reflect the special tax consequences to certain taxpayers (e.g., banks, insurance companies, tax exempt organizations and foreign persons).  Shareholders are encouraged to consult their own tax advisors regarding specific questions relating to federal, state and local tax consequences of investing in shares of the Fund.  Each shareholder who is not a U.S. person should consult his or her tax advisor regarding the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under a tax treaty) on amounts treated as income from U.S. sources under the Code.

BROKERAGE

Brokerage Commissions

If the Fund invests in equity securities, it expects to buy and sell them through brokerage transactions for which commissions are payable.  Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down.  Where transactions are made in the over-the-counter market, the Fund will deal with primary market makers unless more favorable prices are otherwise obtainable.

If the Fund invests in fixed income securities, it expects to buy and sell them directly from the issuer or an underwriter or market maker for the securities.  Generally, the Fund will not pay brokerage commissions for such purchases.  When the Fund buys a security from an underwriter, the purchase price will usually include an underwriting commission or concession.  The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down.  When the Fund executes transactions in the over‑the‑counter market, it will deal with primary market makers unless more favorable prices are otherwise obtainable.

Masters Fund may incur higher brokerage costs than would be the case if a single investment advisor or sub-advisor were managing the entire portfolio.

Selection of Brokers

When buying and selling portfolio securities, the advisor seeks brokers who can provide the most benefit to the Fund.  When selecting a broker, the investment advisor will primarily look for the best price at the lowest commission, but in the context of the broker’s:

1.         ability to provide the best net financial result to the Fund;

2.         efficiency in handling trades;

3.         ability to trade large blocks of securities;

            4.         readiness to handle difficult trades;

5.         financial strength and stability; and

6.         provision of “research services,” defined as (a) reports and analyses concerning issuers, industries, securities and economic factors and (b) other information useful in making investment decisions.

The Fund may pay higher brokerage commissions to a broker providing it with research services, as defined in item 6, above, including Wachovia Securities, LLC., an affiliate of the Fund’s investment advisor.  Pursuant to Section 28(e) of the Securities Exchange Act of 1934, this practice is permitted if the commission is reasonable in relation to the brokerage and research services provided.  Research services provided by a broker to the investment advisor do not replace, but supplement, the services the investment advisor is required to deliver to the Fund.  It is impracticable for the investment advisor to allocate the cost, value and specific application of such research services among its clients because research services intended for one client may indirectly benefit another.

When selecting a broker for portfolio trades, the investment advisor may also consider the amount of Fund shares a broker has sold, subject to the other requirements described above.

            Wachovia Securities, LLC, an affiliate of the Fund’s investment advisor and a member of the New York and American Stock Exchanges, may, effect portfolio transactions on those exchanges for the Fund. Wachovia Securities, LLC, is a wholly owned subsidiary of Wachovia Corporation, the Fund’s investment advisor’s parent.

Simultaneous Transactions

The investment advisor makes investment decisions for the Fund independently of decisions made for its other clients.  When a security is suitable for the investment objective of more than one client, it may be prudent for the investment advisor to engage in a simultaneous transaction, that is, buy or sell the same security for more than one client.  The investment advisor strives for an equitable result in such transactions by using an allocation formula. The high volume involved in some simultaneous transactions can result in greater value to the Fund, but the ideal price or trading volume may not always be achieved for the Fund.

ORGANIZATION

                The following is qualified in its entirety by reference to the Trust’s Declaration of Trust.

Description of Shares

            The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of series and classes of shares.  Each share of the Fund represents an equal proportionate interest with each other share of that series and/or class.  Upon liquidation, shares are entitled to a pro rata share of the Trust based on the relative net assets of each series and/or class.  Shareholders have no preemptive or conversion rights.  Shares are redeemable and transferable.

Voting Rights

            Under the terms of the Declaration of Trust, the Trust is not required to hold annual meetings.  At meetings called for the initial election of Trustees or to consider other matters, each share is entitled to one vote for each dollar of “NAV” applicable to such share.  Shares generally vote together as one class on all matters.  Classes of shares of the Fund have equal voting rights.  No amendment may be made to the Declaration of Trust that adversely affects any class of shares without the approval of a majority of the votes applicable to the shares of that class.  Shares have non‑cumulative voting rights, which means that the holders of more than 50% of the votes applicable to shares voting for the election of Trustees can elect 100% of the Trustees to be elected at a meeting and, in such event, the holders of the remaining shares voting will not be able to elect any Trustees.

            After the initial meeting as described above, no further meetings of shareholders for the purpose of electing Trustees will be held, unless required by law (for such reasons as electing or removing Trustees, changing fundamental policies, and approving advisory agreements or 12b-1 plans), unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time, the Trustees then in office will call a shareholders' meeting for the election of Trustees.

Limitation of Trustees' Liability

            The Declaration of Trust provides that a Trustee will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties involved in the conduct of his office.

Code of Ethics

            The Trust and its various investment advisors have each adopted a code of ethics pursuant to the requirements of Rule 17j-1 of the 1940 Act (“Code of Ethics”).  Each of these Codes of Ethics permits Fund personnel to invest in securities for their own accounts and is on file with, and available from, the SEC.

INVESTMENT ADVISORY AGREEMENT

            On behalf of the Fund, the Trust has entered into an investment advisory agreement with the Fund’s investment advisor (the "Advisory Agreement").  Under the Advisory Agreement, and subject to the supervision of the Trust's Board of Trustees, the investment advisor furnishes to the Fund (unless the Fund is Evergreen Masters Fund) investment advisory, management and administrative services, office facilities, and equipment in connection with its services for managing the investment and reinvestment of the Fund's assets.  The investment advisor pays for all of the expenses incurred in connection with the provision of its services.

            If the Fund is Evergreen Masters Fund, the Advisory Agreement is similar to the above except that the investment advisor selects sub-advisors (hereinafter referred to as “Managers”) for the Fund and monitors each Manager’s investment program and results. The investment advisor has primary responsibility under the multi-manager strategy to oversee the Managers, including making recommendations to the Trust regarding the hiring, termination and replacement of Managers.

              The Fund pays for all charges and expenses, other than those specifically referred to as being borne by the investment advisor, including, but not limited to, (1) custodian charges and expenses; (2) bookkeeping and auditors' charges and expenses; (3) transfer agent charges and expenses; (4) fees and expenses of Independent Trustees; (5) brokerage commissions, brokers' fees and expenses; (6) issue and transfer taxes; (7) applicable costs and expenses under the Distribution Plan (as described above) (8) taxes and trust fees payable to governmental agencies; (9) the cost of share certificates; (10) f ees and expenses of the registration and qualification of the Fund and its shares with the SEC or under state or other securities laws; (11) expenses of preparing, printing and mailing prospectuses, SAIs, notices, reports and proxy materials to shareholders of the Fund; (12) expenses of shareholders' and Trustees' meetings; (13) charges and expenses of legal counsel for the Fund and for the Independent Trustees on matters relating to the Fund; (14) charges and expenses of filing  annual and other reports with the SEC and other authorities; and (15) all extraordinary charges and expenses of the Fund. For information on advisory fees paid by the Fund, see “Expenses” in Part 1 of this SAI.

            The Advisory Agreement continues in effect for two years from its effective date and, thereafter, from year to year only if approved at least annually by the Board of Trustees of the Trust or by a vote of a majority of the Fund's outstanding shares.  In either case, the terms of the Advisory Agreement and continuance thereof must be approved by the vote of a majority of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated, without penalty, on 60 days' written notice by the Trust's Board of Trustees or by a vote of a majority of outstanding shares.  The Advisory Agreement will terminate automatically upon its "assignment" as that term is defined in the 1940 Act.

In approving the renewal of the existing investment advisory agreement of each Fund, the Board of Trustees reviewed, on a Fund-by-Fund basis, the management fees and other expenses and compared the data to that of Funds of comparable size and investment objectives in the Lipper peer group.  In addition, the Board of Trustees considered its discussions with management on the personnel and resources committed to management of the Fund and the nature and quality of the service provided to the Fund.  In reviewing the overall profitability of the management fee to the Fund’s investment advisor, the Board of Trustees also considered the fact that affiliates provide transfer agency and administrative services to the Fund for which they receive compensation.

Managers (Evergreen Masters Fund only)

Evergreen Masters Fund’s investment program is based upon the investment advisor's multi-manager concept.  The investment advisor allocates the Fund's portfolio assets among internal portfolio management teams and other unaffiliated investment management organizations (“Managers”), each of whom manages its segment according to a different investment style, and periodically rebalances the Fund's portfolio among the portfolio segments so as to maintain an approximate equal allocation of the portfolio among them throughout all market cycles.  Each Manager provides these services under a Portfolio Management Agreement.  Each Manager has discretion, subject to oversight by the Trustees and the investment advisor, to purchase and sell portfolio assets consistent with the Fund's investment objectives, policies and restrictions and specific investment strategies developed by the investment advisor. Evergreen Investment Management Company, LLC (EIMC) is the Fund's investment advisor.  EIMC’s Value Equity team and Large Cap Growth team each manage a portion of the Fund’s portfolio.  Along with EIMC, the Fund's current Managers, MFS Institutional Advisors, Inc. and OppenheimerFunds, Inc. also manage portions of the Fund's portfolio.

The Trust and EIMC have received an order from the SEC that permits the investment advisor to employ a "manager of managers" strategy in connection with its management of the Fund.  The exemptive order permits the investment advisor, subject to certain conditions, and without shareholder approval, to: (a) select new Managers who are unaffiliated with the investment advisor with the approval of the Trust's Board of Trustees; (b) change the material terms of the Portfolio Management Agreements with the Managers; and (c) continue the employment of a Manager after an event which would otherwise cause the automatic termination of a Portfolio Management Agreement.  Shareholders would be notified of any Manager changes.  Shareholders have the right to terminate arrangements with a Manager by vote of a majority of the outstanding shares of the Fund.  The order also permits the Fund to disclose the Managers' fees only in the aggregate.

Transactions Among Advisory Affiliates

            The Trust has adopted procedures pursuant to Rule 17a‑7 of the 1940 Act ("Rule 17a‑7 Procedures").  The Rule 17a‑7 Procedures permit the Fund to buy or sell securities from another investment company for which a subsidiary of Wachovia Corporation is an investment advisor.  The Rule 17a‑7 Procedures also allow the Fund to buy or sell securities from other advisory clients for whom a subsidiary of Wachovia Corporation is an investment advisor.  The Fund may engage in such transaction if it is equitable to each participant and consistent with each participant's investment objective.

MANAGEMENT OF THE TRUST

The Trust is supervised by a Board of Trustees that is responsible for representing the interest of the shareholders.  The Trustees meet periodically throughout the year to oversee the Fund’s activities, reviewing, among other things, the Fund’s performance and its contractual arrangements with various service providers.  Each Trustee is paid a fee for his or her services.  See “Expenses-Trustee Compensation” in Part 1 of this SAI.

            The Trust has an Executive Committee which consists of the Chairman of the Board, Michael S. Scofield, K. Dun Gifford and Dr. Russell A. Salton III, each of whom is an Independent Trustee. The Executive Committee recommends Trustees to fill vacancies, prepares the agenda for Board Meetings and acts on routine matters between scheduled Board meetings. For the fiscal year ended January 31, 2004, the Executive Committee held 24 committee meetings. The Executive Committee also functions as the Nominating Committee to the Board and may solicit suggestions for persons to fill vacancies on the Boards of Trustees from such sources as they deem appropriate, including EIMC.  The Nominating Committee will consider nominations for openings on the Board of Trustees from shareholders who have separately or as a group held for at least one full year 5% of the shares of a Fund.  Shareholder recommendations should be sent to the attention of the Committee in care of the Fund’s Secretary and should include biographical information, including business experience for the past ten years and a description of the qualifications of the proposed nominee, along with a statement from the proposed nominee that he or she is willing to serve and meets the requirements to be a Disinterested Trustee, if applicable.

            The Trust has an Audit Committee which consists of the Chairman of the Committee, Charles A. Austin, III, Shirley L. Fulton, K. Dun Gifford, Gerald M. McDonnell and William W. Pettit, each of whom is an Independent Trustee.  The purpose of the Audit Committee is to evaluate financial management, meet with the auditors and deal with other matters of a financial nature that it deems appropriate. For the fiscal year ended January 31, 2004, the Audit Committee held 4 committee meetings.

            The Trust has a Performance Committee which consists of the Chairman of the Committee, Richard J. Shima, Dr. Russell A. Salton, III, Dr. Leroy Keith, David M. Richardson and Richard Wagoner.  The Performance Committee reviews all activities involving investment-related issues and activities of EIMC and any sub-advisors to the Evergreen funds and assesses the performance of the Evergreen funds. For the fiscal year ended January 31, 2004, the Performance Committee held 4 committee meetings.

            Set forth below are the Trustees of each of the eleven Evergreen Trusts.  Unless otherwise indicated, the address for each Trustee is 200 Berkeley Street, Boston, Massachusetts 02116.

Independent Trustees:

Name and Date of Birth	Position with Trust	Beginning Year of Term of Office*	Principal Occupations for Last Five Years	Number of Portfolios Overseen in Evergreen Funds Complex as of 12/31/2003	Other Directorships held outside of Evergreen Funds Complex
Charles A. Austin III DOB: 10/23/1934	Trustee	1991	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)	93	None
Shirley L. Fulton DOB: 1/10/52	Trustee	2004	Partner, Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District, Charlotte, NC	93	None
K. Dun Gifford DOB: 10/23/1938	Trustee	1974	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust	93	None
Dr. Leroy Keith, Jr. DOB: 2/14/1939	Trustee	1983	Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Director, Obagi Medical Products Co.; Director, Lincoln Educational Services; Director, Diversapack Co.; Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.	93	Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund
Gerald M. McDonnell DOB: 7/14/1939	Trustee	1988	Manager of Commercial Operations, SMI STEEL Co. - South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.	93	None
William Walt Pettit DOB: 8/26/1955	Trustee	1984	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.	93	None

David M. Richardson

DOB: 9/19/1941	Trustee	1982	President, Richardson, Runden & Company (executive recruitment business development/consulting company); Consultant, Kennedy Information, Inc. (executive recruitment information and research company); Consultant, AESC (The Association of Retained Executive Search Consultants); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust	93	None

Dr. Russell A. Salton, III

DOB: 6/2/1947	Trustee	1984	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust	93	None
Michael S. Scofield DOB: 2/20/1943	Trustee	1984	Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.	93	None

Richard J. Shima

DOB: 8/11/1939	Trustee	1993	Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association; Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.	93	None

Interested Trustee:

Richard K. Wagoner, CFA** DOB: 12/12/1937	Trustee	1999	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust	93	None

*      Each Trustee serves until a successor is duly elected or qualified or until his death, resignation,retirement or removal from office.

**     Mr. Wagoner is an "interested person" of the funds because of his ownership of shares in Wachovia Corporation, the parent to the funds' investment advisor.

Trustee Ownership of Evergreen Funds Shares

                Set forth below are the names of the Evergreen funds in which the Trustees are invested, including the dollar range of their investment in each Fund and the aggregate dollar range of their investment in the Evergreen fund complex, as of December 31, 2003.

Trustee

	Fund	Dollar Range of Investment in Fund	Aggregate Dollar Range of Investments in Evergreen Funds Complex
Charles A. Austin III*	Evergreen Health Care Fund	$10,001-$50,000	Over $100,000
	Evergreen Money Market Fund	$50,001-$100,000
	Evergreen Omega Fund	$10,001-$50,000
	Evergreen Technology Fund	$1-$10,000
Shirley L. Fulton	None
K. Dun Gifford	Evergreen Growth and Income Fund	$10,001-$50,000	$10,001-$50,000
	Evergreen Health Care Fund	$10,001-$50,000
Dr. Leroy Keith, Jr.	Evergreen Limited Duration Fund	$1-$10,000	$1-$10,000
Gerald M. McDonnell*	Evergreen Emerging Markets Growth Fund	$1-$10,000	$10,001-$50,000
	Evergreen Equity Income Fund	$10,001-$50,000
	Evergreen Growth and Income Fund	$10,001-$50,000
	Evergreen Health Care Fund	$1-$10,000
	Evergreen Technology Fund	$1-$10,000
William Walt Pettit*	Evergreen Aggressive Growth Fund	$1-$10,000	$10,001-$50,000
	Evergreen Emerging Markets Growth Fund	$1-$10,000
	Evergreen Global Leaders Fund	$1-$10,000
	Evergreen Growth and Income Fund	$10,001-$50,000
	Evergreen Money Market Fund	$1-$10,000
David M. Richardson	Evergreen Equity Index Fund	$10,001-$50,000	$50,001-$100,000
	Evergreen Omega Fund	$10,001-$50,000
Dr. Russell A. Salton, III*	None
Michael S. Scofield*	Evergreen Aggressive Growth Fund	$10,001-$50,000	Over $100,000
	Evergreen Balanced Fund	$10,001-$50,000
	Evergreen Core Bond Fund	$50,001-$100,000
	Evergreen Equity Income Fund	$1-$10,000
	Evergreen Equity Index Fund	$10,001-$50,000
	Evergreen Omega Fund	$10,001-$50,000
	Evergreen Short Intermediate Bond Fund	$10,001-$50,000
	Evergreen Treasury Money Market Fund	Over $100,000
Richard J. Shima*	Evergreen Connecticut Municipal Bond Fund	$50,001-$100,000	Over $100,000
	Evergreen Income Advantage Fund	$10,001-$50,000
	Evergreen International Equity Fund	$10,001-$50,000
	Evergreen Managed Income Fund	$10,001-$50,000
	Evergreen Omega Fund	$50,001-$100,000
	Evergreen Tax Strategic Foundation Fund	$50,001-$100,000
Richard K. Wagoner	Evergreen Emerging Growth Fund	$50,001-$100,000	Over $100,000
	Evergreen Equity Income Fund	Over $100,000
	Evergreen Money Market Fund	$10,001-$50,000
	Evergreen Municipal Money Market Fund	$10,001-$50,000
	Evergreen Omega Fund	$50,001-$100,000
	Evergreen Special Values Fund	Over $100,000

*      In addition to the above investment amounts, the Trustee has over $100,000 indirectly invested in certain of the Evergreen funds through Deferred Compensation Plans, with the exception of Mr. Shima who has over $50,000 indirectly invested.

Set forth below are the officers of each of the eleven Evergreen Trusts.

Name, Address and Date of Birth	Position with Trust	Principal Occupation for Last Five Years
Dennis H. Ferro 401 S. Tryon Charlotte, NC 28288 DOB: 6/20/1945	President	President, Chief Executive Officer and Chief Investment Officer, Evergreen Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.
Carol Kosel 200 Berkeley Street Boston, MA 02116 DOB: 12/25/1963
Treasurer
Senior Vice President, Evergreen Investment Services, Inc.
Michael H. Koonce 200 Berkeley Street Boston, MA 02116 DOB: 4/20/1960	Secretary	Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation

CORPORATE AND MUNICIPAL BOND RATINGS

The Fund relies onratings provided by independent rating services to help determine the credit quality of bonds and other obligations the Fund intends to purchase or already owns.  A rating is an opinion of an issuer’s ability to pay interest and/or principal when due.  Ratings reflect an issuer’s overall financial strength and whether it can meet its financial commitments under various economic conditions.

If a security held by the Fund loses its rating or has its rating reduced after the Fund has purchased it, the Fund is not required to sell or otherwise dispose of the security, but may consider doing so.

The principal rating services, commonly used by the Fund and investors generally, are S&P and Moody’s.  The Fund may also rely on ratings provided by Fitch.  Rating systems are similar among the different services.  As an example, the chart below compares basic ratings for long-term bonds.  The “Credit Quality” terms in the chart are for quick reference only.  Following the chart are the specific definitions each service provides for its ratings.

COMPARISON OF LONG-TERM BOND RATINGS

MOODY’S	S&P	FITCH	Credit Quality
Aaa	AAA	AAA	Excellent Quality (lowest risk)
Aa	AA	AA	Almost Excellent Quality (very low risk)
A	A	A	Good Quality (low risk)
Baa	BBB	BBB	Satisfactory Quality (some risk)
Ba	BB	BB	Questionable Quality (definite risk)
B	B	B	Low Quality (high risk)
Caa/Ca/C	CCC/CC/C	CCC/CC/C	In or Near Default
	D	DDD/DD/D	In Default

CORPORATE BONDS

LONG-TERM RATINGS

Moody’s Corporate Long-Term Bond Ratings

Aaa  Bonds which are rated Aaa are judged to be of the best quality.  They carry the smallest degree of investment risk and are generally referred to as “gilt edged.”  Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards.  Together with the Aaa group they comprise what are generally known as high grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A  Bonds which are ratedA possess many favorable investment attributes and are to be considered as upper-medium-grade obligations.  Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa  Bonds which are ratedBaa are considered as medium-grade obligations (i.e. they are neither highly protected nor poorly secured).  Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.  Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba  Bonds which are rated Baare judged to have speculative elements; their future cannot be considered as well-assured.  Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future.  Uncertainty of position characterizes bonds in this class.

B  Bonds which are ratedBgenerally lack characteristics of the desirable investment.  Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa  Bonds which are ratedCaa are of poor standing.  Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca  Bonds which are rated Ca represent obligations which are speculative in a high degree.  Such issues are often in default or have other marked shortcomings.

C  Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody’s applies numerical modifiers, 1, 2and 3in each generic rating classification from Aato Caa.  The modifier 1indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range raking and the modifier 3indicates that the company ranks in the lower end of its generic rating category.

S&P  Corporate Long-Term Bond Ratings

AAA  An obligation rated AAA has the highest rating assigned by S&P.  The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA  An obligation rated AA differs from the highest-rated obligations only in small degree.  The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A    An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories.  However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB  An obligation rated BBB exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC and C:As described below, obligations rated  BB, B, CCC, CC,and Care regarded as having significant speculative characteristics.   BBindicates the least degree of speculation and Cthe highest.  While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB  An obligation rated BB is less vulnerable to nonpayment than other speculative issues.  However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B  An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation.  Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet it financial commitment on the obligation.

CCC  An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.  In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC  An obligation rated CC is currently highly vulnerable to nonpayment.

C  The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D   The D rating, unlike other ratings, is not prospective; rather, it is used only where a default has actually occurred--and not where a default is only expected.  S&P changes ratings to D either:

On the day an interest and/or principal payment is due and is not paid.  An exception is made if there is a grace period and S&P believes that a payment will be made, in which case the rating can be maintained; or

Upon voluntary bankruptcy filing or similar action.  An exception is made if S&P expects that debt service payments will continue to be made on a specific issue.  In the absence of a payment default or bankruptcy filing, a technical default (i.e., covenant violation) is not sufficient for assigning aD rating.

Plus (+) or minus (-)  The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Fitch Corporate Long-Term Bond Ratings

Investment Grade

AAA  Highest credit quality.   AAA ratings denote the lowest expectation of credit risk.  They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA  Very high credit quality.  AA ratings denote a very low expectation of credit risk.  They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A  High credit quality.  A ratings denote a lower expectation of credit risk.  The capacity for timely payment of financial commitments is considered strong.  This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB  Good credit quality.  BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity.  This is the lowest investment-grade category.

Speculative Grade

BB  Speculative.  BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met.  Securities rated in this category are not investment grade.

B  Highly speculative. B ratings indicate that significant credit risk is present, but a limited margin of safety remains.  Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C    High default risk.  Default is a real possibility.  Capacity for meeting financial commitment is solely reliant upon sustained, favorable business or economic developments.  A CC rating indicates that default of some kind appears probable.  C ratings signal imminent default.

DDD, DD, D  Default.  The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines.  ‘DDD’ obligations have the highest potential for recovery, around 90% - 100% of outstanding amounts and accrued interest.  “DD” indicates potential recoveries in the range of 50%-90% and ‘D’ the lowest recovery potential, i.e., below 50%.

Entities rated in this categoryhave defaulted on some or all of their obligations. Entities rated ‘DDD’ have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated ‘DD’ and ‘D’ are generally undergoing a formal reorganization or liquidation process; those rated ‘DD’ are likely to satisfy a higher portion of their outstanding obligations, while entities rated ‘D’ have a poor prospect of repaying all obligations.

+ or - may be appended to a rating to denote relative status within major rating categories.  Such suffixes are not added to the AAA rating category or to categories below CCCor to short-term ratings (as discussed below) other than F1.

CORPORATE SHORT-TERM RATINGS

Moody’s Corporate Short-Term Issuer Ratings

Prime-1  Issuers ratedPrime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations.  Prime-1 repayment ability will often be evidenced by many of the following characteristics.

--  Leading market positions in well-established industries.

--  High rates of return on funds employed.

--  Conservative capitalization structure with moderate reliance on debt and ample asset protection.

--  Broad margins in earnings coverage of fixed financial changes and high internal cash generation.

--  Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2  Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations.  This will normally be evidenced by many of the characteristics cited above but to a lesser degree.  Earnings trends and coverage ratios, while sound, may be more subject to variation.  Capitalization characteristics, while still appropriate, may be more affected by external conditions.  Ample alternate liquidity is maintained.

Prime-3  Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations.  The effect of industry characteristics and market compositions may be more pronounced.  Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage.  Adequate alternate liquidity is maintained.

Not Prime Issuers rated Not Prime do not fall within any of the Prime rating categories.

S&P Corporate Short-Term Obligation Ratings

A-1 A short-term obligation rated A-1 is rated in the highest category by S&P.  The obligor’s capacity to meet its financial commitment on the obligation is strong.  Within this category certain obligations are designated with a plus sign (+).  This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.  However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated A-3 exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B  A short-term obligation rated B is regarded as having significant speculative characteristics.  The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

C  A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D TheD rating, unlike other ratings, is not prospective; rather, it is used only where a default has actually occurred--and not where a default is only expected.  S&P changes ratings toD either:

On the day an interest and/or principal payment is due and is not paid.  An exception is made if there is a grace period and S&P believes that a payment will be made, in which case the rating can be maintained; or

Upon voluntary bankruptcy filing or similar action, An exception is made if S&P expects that debt service payments will continue to be made on a specific issue.  In the absence of a payment default or bankruptcy filing, a technical default (i.e., covenant violation) is not sufficient for assigning aD rating.

Fitch Corporate Short-Term Obligation Ratings

F1  Highest credit quality.  Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2  Good credit quality.  A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3  Fair credit quality.  The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B  Speculative.  Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C  High default risk.  Default is a real possibility.  Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D  Default. Denotes actual or imminent payment default.

MUNICIPAL BONDS

LONG-TERM RATINGS

Moody’s Municipal Long-Term Bond Ratings

Aaa  Bonds rated Aaa are judged to be of the best quality.  They carry the smallest degree of investment risk and are generally referred to as “gilt edged.”  Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa  Bonds rated Aa are judged to be of high quality by all standards.  Together with the Aaa group they comprise what are generally known as high grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A  Bonds ratedA possess many favorable investment attributes and are to be considered as upper-medium grade obligations.  Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa  Bonds ratedBaa are considered as medium-grade obligations i.e., they are neither highly protected nor poorly secured.  Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.  Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba  Bonds rated Baare judged to have speculative elements; their future cannot be considered as well-assured.  Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future.  Uncertainty of position characterizes bonds in this class.

B  Bonds ratedBgenerally lack characteristics of the desirable investment.  Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa  Bonds ratedCaa are of poor standing.  Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca  Bonds rated Ca represent obligations which are speculative in a high degree.  Such issues are often in default or have other marked shortcomings.

C  Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody’s applies numerical modifiers 1, 2and 3in each generic rating classification from Aato B.  The modifier 1indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range raking and the modifier 3indicates that the company ranks in the lower end of its generic rating category.

S&P Municipal Long-Term Bond Ratings

AAA  An obligation rated AAA has the highest rating assigned by S&P.  The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA  An obligation rated AA differs from the highest-rated obligations only in small degree.  The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A    An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories.  However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB  An obligation rated BBB exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC and C:As described below, obligations rated  BB, B, CCC, CCand Care regarded as having significant speculative characteristics.   BBindicates the least degree of speculation and Cthe highest.  While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB  An obligation rated BB is less vulnerable to nonpayment than other speculative issues.  However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B  An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation.  Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet it financial commitment on the obligation.

CCC  An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.  In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC  An obligation rated CC is currently highly vulnerable to nonpayment.

C  The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D  An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus (-)  The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Fitch Municipal Long-Term Bond Ratings

Investment Grade

AAA  Highest credit quality.   AAA ratings denote the lowest expectation of credit risk.  They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA  Very high credit quality.  AA ratings denote a very low expectation of credit risk.  They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A  High credit quality.  A ratings denote a lower expectation of credit risk.  The capacity for timely payment of financial commitments is considered strong.  This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB  Good credit quality.  BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity.  This is the lowest investment-grade category.

Speculative Grade

BB  Speculative.  BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met.  Securities rated in this category are not investment grade.

B  Highly speculative. B ratings indicate that significant credit risk is present, but a limited margin of safety remains.  Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C  High default risk.  Default is a real possibility.  Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments.  A CC rating indicates that default of some kind appears probable.  C ratings signal imminent default.

DDD, DD, D  Default.  The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor.  While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines.  DDD obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest.  DD indicates potential recoveries in the range of 50%-90% and D the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some of all of their obligations.  Entities rated DDD have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process.  Entities rated DD and D are generally undergoing a formal reorganization or liquidation process: those rated DD are likely to satisfy a higher portion of their outstanding obligations, while entities rated D have a poor prospect of repaying all obligations.

+ or - may be appended to a rating to denote relative status within major rating categories.  Such suffixes are not added to the AAA rating category or to categories below CCC or to short-term ratings (as discussed below) other than F1.

SHORT-TERM MUNICIPAL RATINGS

Moody’s Municipal Short-Term Issuer Ratings

Prime-1   Issuers ratedPrime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations.  Prime-1 repayment ability will often be evidence by many of the following characteristics.

--  Leading market positions in well-established industries.

--  High rates of return on funds employed.

--  Conservative capitalization structure with moderate reliance on debt and ample asset protection.

--  Broad margins in earnings coverage of fixed financial changes and high internal cash generation.

--  Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2   Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations.  This will normally be evidenced by many of the characteristics cited above but to a lesser degree.  Earnings trends and coverage ratios, while sound, may be more subject to variation.  Capitalization characteristics, while still appropriate, may be more affected by external conditions.  Ample alternate liquidity is maintained.

Prime-3   Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations.  The effect of industry characteristics and market compositions may be more pronounced.  Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage.  Adequate alternate liquidity is maintained.

Not Prime Issuers rated Not Prime do not fall within any of the Prime rating categories.

Moody’s Municipal Short-Term Loan Ratings

MIG 1  This designation denotes best quality.  There is strong protection by established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2  This designation denotes high quality.  Margins of protection are ample although not so large as in the preceding group.

MIG 3  This designation denotes favorable quality.  Liquidity and cash-flow protection may be narrow and market access for refinancing is likely to be less well established.

SG  This designation denotes speculative quality.  Debt instruments in this category may lack margins of protection.

S&P Commercial Paper Ratings

A-1   This designation indicates that the degree of safety regarding timely payment is strong.  Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2  Capacity for timely payment on issues with this designation is satisfactory.  However, the relative degree of safety is not as high as for issues designated A-1.

A-3  Issues carrying this designation have an adequate capacity for timely payment.  They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B  Issues rated B are regarded as having only speculative capacity for timely payment.

C  This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D  Debt rated D is in payment default.  The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period.

S&P Municipal Short-Term Obligation Ratings

SP-1  Strong capacity to pay principal and interest.  An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2  Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3   Speculative capacity to pay principal and interest.

Fitch Municipal Short-Term Obligation Ratings

F1  Highest credit quality.  Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2  Good credit quality.  A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3  Fair credit quality.  The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B  Speculative.  Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C  High default risk.  Default is a real possibility.  Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D  Default. Denotes actual or imminent payment default.

ADDITIONAL INFORMATION

            Except as otherwise stated in its prospectus or required by law, the Fund reserves the right to change the terms of the offer stated in its prospectus without shareholder approval, including the right to impose or change fees for services provided.

            No dealer, salesman or other person is authorized to give any information or to make any representation not contained in the Fund's prospectus, SAI or in supplemental sales literature issued by the Fund or EIS, and no person is entitled to rely on any information or representation not contained therein.

            The Fund's prospectus and SAI omit certain information contained in the Trust's registration statement, which you may obtain for a fee from the SEC in Washington, D.C.

Appendix A

Evergreen Investment Management Company, LLC

Proxy Voting Policy and Procedures

ISS Proxy Voting Guidelines Summary

June 16, 2003

Statement of Principles

Evergreen Investment Management Company, LLC (EIMCO) recognizes it has a fiduciary duty to vote proxies on behalf of clients who have delegated such responsibility to EIMCO, and that in all cases proxies should be voted in a manner reasonably believed to be in the clients’ best interest.

Corporate Governance Committee

EIMCO has established a corporate governance committee (Committee) which is a sub-committee of EIMCO’s Investment Policy Committee.  The Committee is responsible for approving EIMCO’s proxy voting policies and procedures, for overseeing the proxy voting process, and for reviewing proxy voting on a regular basis.  The Committee will meet quarterly to review reports of all proxies voted for the prior period and to conduct other business as required.

Conflicts of Interest

EIMCO recognizes that under certain circumstances it may have a conflict of interest in voting proxies on behalf of its clients.  Such circumstances may include, but are not limited to, situations where EIMCO or one or more of its affiliates has a client or customer relationship with the issuer of the security that is the subject of the proxy vote.

In most cases, structural and informational barriers within EIMCO and Wachovia Corporation will prevent EIMCO from becoming aware of the relationship giving rise to the potential conflict of interest.  In such circumstances, EIMCO will vote the proxy according to its standard guidelines and procedures described above.

If persons involved in proxy voting on behalf of EIMCO becomes aware of a potential conflict of interest, the Committee shall consult with EIMCO’s Legal Department and consider whether to implement special procedures with respect to the voting of that proxy, including whether an independent third party should be retained to vote the proxy.

Share Blocking

EIMCO does not vote global proxies, with share blocking restrictions, requiring shares to be prohibited from sale.

Proxy Voting Guideline Summary

I.          The Board of Directors

Voting on Director Nominees in Uncontested Elections

Votes on director nominees should be made on a case-by-case basis, examining the following factors: composition of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance relative to a market index, directors’ investment in the company, whether the chairman is also serving as CEO, and whether a retired CEO sits on the board. However, there are some actions by directors that should result in votes being withheld. These instances include directors who:

·               Attend less than 75 percent of the board and committee meetings without a valid excuse

·               Implement or renew a dead-hand or modified dead-hand poison pill

·               Ignore a shareholder proposal that is approved by a majority of the shares outstanding

·               Ignore a shareholder proposal that is approved by a majority of the votes cast for two consecutive years

·               Have failed to act on takeover offers where the majority of the shareholders have tendered their shares

·               Are inside directors and sit on the audit, compensation, or nominating committees

·               Are inside directors and the full board serves as the audit, compensation, or nominating committee or the company does not have one of these committees

In addition, directors who enacted egregious corporate governance policies or failed to replace management as appropriate would be subject to recommendations to withhold votes.

Separating Chairman and CEO

Vote on a case-by-case basis on shareholder proposals requiring that the positions of chairman and CEO be held separately.

Proposals Seeking a Majority of Independent Directors

Shareholder proposals asking that a majority of directors be independent should be evaluated on a case-by-case basis. Vote for shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors.

Stock Ownership Requirements

Vote against shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director or to remain on the board.

Term of Office

Vote against shareholder proposals to limit the tenure of outside directors.

Age Limits

Vote against shareholder proposals to impose a mandatory retirement age for outside directors.

Director and Officer Indemnification and Liability Protection

Proposals on director and officer indemnification and liability protection should be evaluated on a case-by-case basis, using Delaware law as the standard. Vote against proposals to eliminate entirely directors’ and officers’ liability for monetary damages for violating the duty of care. Vote against indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness. Vote for only those proposals providing such expanded coverage in cases when a director’s or officer’s legal defense was unsuccessful if: (1) the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and (2) only if the director’s legal expenses would be covered.

Charitable Contributions

Vote against proposals regarding charitable contributions.

II.        Proxy Contests

Voting for Director Nominees in Contested Elections

Votes in a contested election of directors must be evaluated on a case-by-case basis, considering the following factors: long-term financial performance of the target company relative to its industry; management’s track record; background to the proxy contest; qualifications of director nominees (both slates); evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and stock ownership positions.

Reimburse Proxy Solicitation Expenses

Voting to reimburse proxy solicitation expenses should be analyzed on a case-by-case basis. In cases where Evergreen recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

III.       Auditors

Ratifying Auditors

Vote for proposals to ratify auditors, unless: an auditor has a financial interest in or association with the company, and is therefore not independent; or there is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position.

IV.       Proxy Contest Defenses

Board Structure: Staggered vs. Annual Elections

Vote against proposals to classify the board.

Vote for proposals to repeal classified boards and to elect all directors annually.

Shareholder Ability to Remove Directors

Vote against proposals that provide that directors may be removed only for cause.

Vote for proposals to restore shareholder ability to remove directors with or without cause.

Vote against proposals that provide that only continuing directors may elect replacements to fill board vacancies.

Vote for proposals that permit shareholders to elect directors to fill board vacancies.

Cumulative Voting

Vote against proposals to eliminate cumulative voting.

Vote proposals to restore or permit cumulative voting on a case-by-case basis relative to the company’s other governance provisions.

Shareholder Ability to Call Special Meetings

Vote against proposals to restrict or prohibit shareholder ability to call special meetings.

Vote for proposals that remove restrictions on the right of shareholders to act independently of management.

Shareholder Ability to Act by Written Consent

Voteagainst proposals to restrict or prohibit shareholder ability to take action by written consent.

Vote for proposals to allow or make easier shareholder action by written consent.

Shareholder Ability to Alter the Size of the Board

Vote for proposals that seek to fix the size of the board.

Vote against proposals that give management the ability to alter the size of the board without shareholder approval.

V.        Tender Offer Defenses

Poison Pills

Vote for shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

Review on a case-by-case basis shareholder proposals to redeem a company’s poison pill.

Review on a case-by-case basis management proposals to ratify a poison pill.

Fair Price Provisions

Vote proposals to adopt fair price provisions on a case-by-case basis, evaluating factors such as the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price.

Generally, vote against fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

Greenmail

Vote for proposals to adopt antigreenmail charter of bylaw amendments or otherwise restrict a company’s ability to make greenmail payments.

Review on a case-by-case basis antigreenmail proposals when they are bundled with other charter or bylaw amendments.

Pale Greenmail

Review on a case-by-case basis restructuring plans that involve the payment of pale greenmail.

Unequal Voting Rights

Vote against dual-class exchange offers.

Vote against dual-class recapitalizations.

Supermajority Shareholder Vote Requirement to Amend the Charter or Bylaws

Vote against management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.

Vote for shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments.

Supermajority Shareholder Vote Requirement to Approve Mergers

Vote against management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations.

Vote for shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

White Squire Placements

Vote for shareholder proposals to require approval of blank check preferred stock Issues for other than general corporate purposes.

VI.       Miscellaneous Governance Provisions

Confidential Voting

Vote for shareholder proposals that request companies to adopt confidential voting, use independent tabulators, and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents do not agree, the confidential voting policy is waived.

Vote for management proposals to adopt confidential voting.

Equal Access

Vote for shareholder proposals that would allow significant company shareholders equal access to management’s proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees, and in order to nominate their own candidates to the board.

Bundled Proposals

Review on a case-by-case basis bundled or “conditioned” proxy proposals. In the case of items that are conditioned upon each other, examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders’ best interests, vote against the proposals. If the combined effect is positive, support such proposals.

Shareholder Advisory Committees

Review on a case-by-case basis proposals to establish a shareholder advisory committee.

VII.     Capital Structure

Common Stock Authorization

Review proposals to increase the number of shares of common stock authorized for issue on a case-by-case basis.

Vote against proposals to increase the number of authorized shares of the class of stock that has superior voting rights in companies that have dual-class capitalization structures.

Stock Distributions: Splits and Dividends

Vote for management proposals to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance given a company’s industry and performance in terms of shareholder returns.

Reverse Stock Splits

Vote for management proposals to implement a reverse stock split when the number of shares will be proportionately reduced to avoid delisting.

Review on acase-by-case basis on proposals to implement a reverse stock split that do not proportionately reduce the number of shares authorized for Issue.

Preferred Stock

Vote against proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights (“blank check” preferred stock).

Vote for proposals to create blank check preferred stock in cases when the company expressly states that the stock will not be used as a takeover defense.

Vote for proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

Vote case-by-case on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for Issue given a company’s industry and performance in terms of shareholder returns.

Shareholder Proposals Regarding Blank Check Preferred Stock

Vote for shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.

Adjustments to Par Value of Common Stock

Vote for management proposals to reduce the par value of common stock.

Preemptive Rights

Review on a case-by-case basis shareholder proposals that seek preemptive rights. In evaluating proposals on preemptive rights, consider the size of a company and the characteristics of its shareholder base.

Debt Restructurings

Review on a case-by-case basis proposals to increase common and/or preferred shares and to Issue shares as part of a debt restructuring plan. Consider the following Issues: Dilution—How much will ownership interest of existing shareholders be reduced, and how extreme will dilution to any future earnings be? Change in Control—Will the transaction result in a change in control of the company? Bankruptcy—Generally, approve proposals that facilitate debt restructurings unless there are clear signs of self-dealing or other abuses.

Share Repurchase Programs

Vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

Tracking Stock

Votes on the creation of tracking stock are determined on a case-by-case basis, weighing the strategic value of the transaction against such factors as:

·               adverse governance changes

·               excessive increases in authorized capital stock

·               unfair method of distribution

·               diminution of voting rights

·               adverse conversion features

·               negative impact on stock option plans

·               other alternatives such as spinoff

VIII.    Executive and Director Compensation

Votes with respect to compensation plans should be determined on a case-by-case basis.

Our new methodology for reviewing compensation plans primarily focuses on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders instead of simply focusing on voting power dilution). Using the expanded compensation data disclosed under the SEC’s new rules, Evergreen will value every award type. Evergreen will include in its analyses an estimated dollar cost for the proposed plan and all continuing plans. This cost, dilution to shareholders’ equity, will also be expressed as a percentage figure for the transfer of shareholder wealth, and will be considered along with dilution to voting power. Once Evergreen determines the estimated cost of the plan, we compare it to a company-specific dilution cap.

Our model determines a company-specific allowable pool of shareholder wealth that may be transferred from the company to executives, adjusted for (1) long-term corporate performance (on an absolute basis and relative to a standard industry peer group and an appropriate market index), (2) cash compensation, and (3) categorization of the company as emerging, growth, or mature. These adjustments are pegged to market capitalization. Evergreen will continue to examine other features of proposed pay plans such as administration, payment terms, plan duration, and whether the administering committee is permitted to reprice underwater stock options without shareholder approval.

Management Proposals Seeking Approval to Reprice Options

Vote on management proposals seeking approval to reprice options on a case-by-case basis.

Director Compensation

Votes on stock-based plans for directors are made on a case-by-case basis.

Employee Stock Purchase Plans

Votes on employee stock purchase plans should be made on a case-by-case basis.

OBRA-Related Compensation Proposals:

Amendments that Place a Cap on Annual Grants or Amend Administrative Features

Vote for plans that simply amend shareholder-approved plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m) of OBRA.

Amendments to Added Performance-Based Goals

Vote for amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) of OBRA.

Amendments to Increase Shares and Retain Tax Deductions Under OBRA

Votes on amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of Section 162(m) should be evaluated on a case-by-case basis.

Approval of Cash or Cash-and-Stock Bonus Plans

Vote for cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of Section 162(m) of OBRA.

Shareholder Proposals to Limit Executive and Director Pay

Generally, vote for shareholder proposals that seek additional disclosure of executive and director pay information.

Review on a case-by-case basis all other shareholder proposals that seek to limit executive and director pay.

Golden and Tin Parachutes

Vote for shareholder proposals to have golden and tin parachutes submitted for shareholder ratification.

Review on a case-by-case basis all proposals to ratify or cancel golden or tin parachutes.

Employee Stock Ownership Plans (ESOPs)

Vote for proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is “excessive” (i.e., generally greater than five percent of outstanding shares).

401(k) Employee Benefit Plans

Votefor proposals to implement a 401(k) savings plan for employees.

IX.       State of Incorporation

Voting on State Takeover Statutes

Review on a case-by-case basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, antigreenmail provisions, and disgorgement provisions).

Voting on Reincorporation Proposals

Proposals to change a company’s state of incorporation should be examined on a case-by-case basis.

X.        Mergers and Corporate Restructurings

Mergers and Acquisitions

Votes on mergers and acquisitions should be considered on a case-by-case basis, taking into account at least the following: anticipated financial and operating benefits; offer price (cost vs. premium); prospects of the combined companies; how the deal was negotiated; and changes in corporate governance and their impact on shareholder rights.

Corporate Restructuring

Votes on corporate restructuring proposals, including minority squeezeouts, leveraged buyouts, spinoffs, liquidations, and asset sales should be considered on a case-by-case basis.

Spinoffs

Votes on spinoffs should be considered on a case-by-case basis depending on the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives.

Asset Sales

Votes on asset sales should be made on a case-by-case basis after considering the impact on the balance sheet/working capital, value received for the asset, and potential elimination of diseconomies.

Liquidations

Votes on liquidations should be made on a case-by-case basis after reviewing management’s efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

Appraisal Rights

Vote for proposals to restore, or provide shareholders with, rights of appraisal.

Changing Corporate Name

Vote for changing the corporate name.

XI.       Mutual Fund Proxies

Election of Directors

Vote the election of directors on a case-by-case basis, considering the following factors: board structure; director independence and qualifications; and compensation of directors within the fund and the family of funds attendance at board and committee meetings.

Votes should be withheld from directors who:

·               attend less than 75 percent of the board and committee meetings without a valid excuse for the absences. Valid reasons include illness or absence due to company business.  Participation via telephone is acceptable. In addition, if the director missed only one meeting or one day’s meetings, votes should not be withheld even if such absence dropped the director’s attendance below 75 percent.

·               ignore a shareholder proposal that is approved by a majority of shares outstanding

·               ignore a shareholder proposal that is approved by a majority of the votes cast for two consecutive years

·               are interested directors and sit on the audit or nominating committee

·               are interested directors and the full board serves as the audit or nominating committee or the company does not have one of these committees.

Converting Closed-end Fund to Open-end Fund

Vote conversion proposals on a case-by-case basis, considering the following factors: past performance as a closed-end fund; market in which the fund invests; measures taken by the board to address the discount; and past shareholder activism, board activity, and votes on related proposals.

Proxy Contests

Vote proxy contests on acase-by-case basis, considering the following factors: past performance; market in which fund invests; and measures taken by the board to address the Issues past shareholder activism, board activity, and votes on related proposals.

Investment Advisory Agreements

Vote the investment advisory agreements on a case-by-case basis, considering the following factors: proposed and current fee schedules; fund category/investment objective; performance benchmarks; share price performance as compared with peers; and the magnitude of any fee increase.

Approving New Classes or Series of Shares

Vote for the establishment of new classes or series of shares.

Preferred Stock Proposals

Vote the authorization for or increase in preferred shares on a case-by-case basis, considering the following factors: stated specific financing purpose and other reasons management gives possible dilution for common shares.

1940 Act Policies

Vote these proposals on a case-by-case basis, considering the following factors: potential competitiveness; regulatory developments; current and potential returns; and current and potential risk.

Changing a Fundamental Restriction to a Nonfundamental Restriction

Vote these proposals on a case-by-case basis, considering the following factors: fund’s target investments; reasons given by fund for change; and the projected impact of change on portfolio.

Change Fundamental Investment Objective to Nonfundamental

Voteagainst proposals to change a fund’s fundamental investment objective to nonfundamental.

Name Rule Proposals

Vote these proposals on a case-by-case basis, considering the following factors: political/economic changes in target market; bundling with quorum requirements; bundling with asset allocation changes; and consolidation in the fund’s target market.

Disposition of Assets/Termination/Liquidation

Vote this proposal on a case-by-case basis, considering the following factors: strategies employed to salvage the company; company’s past performance; and terms of the liquidation.

Changes to the Charter Document

Vote changes to the charter document on a case-by-case basis, considering the following factors: degree of change implied by the proposal; efficiencies that could result; state of incorporation; and regulatory standards and implications.

Changing the Domicile of a Fund

Vote reincorporations on a case-by-case basis, considering the following factors: state regulations of both states; required fundamental policies of both states; and the increased flexibility available.

Change in Fund’s Subclassification

Vote these proposals on a case-by-case basis, considering the following factors: potential competitiveness; current and potential returns; risk of concentration; and consolidation in the target industry.

Authorizing the Board to Hire and Terminate Subadvisors Without Shareholder Approval

Vote against these proposals.

Distribution Agreements

Vote these proposals on a case-by-case basis, considering the following factors: fees charged to comparably sized funds with similar objectives; proposed distributor’s reputation and past performance; and competitiveness of fund in industry.

Master-Feeder Structure

Vote for the establishment of a master-feeder structure.

Changes to the Charter Document

Vote changes to the charter document on a case-by-case basis, considering the following factors: degree of change implied by the proposal; efficiencies that could result; state of incorporation; and regulatory standards and implications.

Mergers

Vote merger proposals on a case-by-case basis, considering the following factors: resulting fee structure; performance of both funds; and continuity of management personnel.

Shareholder Proposals

Establish Director Ownership Requirement

Vote against the establishment of a director ownership requirement.

Reimburse Shareholder for Expenses Incurred

Voting to reimburse proxy solicitation expenses should be analyzed on a case-by-case basis. In cases where Evergreen recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

Terminate the Investment Advisor

Vote to terminate the investment advisor on a case-by-case basis, considering the following factors: performance of the fund’s NAV and the history of shareholder relations.

XII.     Social and Environmental Issues

Energy and Environment

In most cases, Evergreen refrains from providing a vote recommendation on proposals that request companies to file the CERES Principles.

Generally, vote for disclosure reports that seek additional information, particularly when it appears companies have not adequately addressed shareholders’ environmental concerns.

South Africa

In most cases, Evergreen refrains from providing a vote recommendation on proposals pertaining to South Africa.

Generally, vote for disclosure reports that seek additional information such as the amount of business that could be lost by conducting business in South Africa.

Northern Ireland

In most cases, Evergreen refrains from providing a vote recommendation on  proposals pertaining to the MacBride Principles.

Generally, vote for disclosure reports that seek additional information about progress being made toward eliminating employment discrimination, particularly when it appears companies have not adequately addressed shareholder concerns.

Military Business

In most cases, Evergreen refrains from providing a vote recommendation on  defense Issue proposals.

Generally, vote for disclosure reports that seek additional information on military related operations, particularly when the company has been unresponsive to shareholder requests.

Maquiladora Standards and International Operations Policies

In most cases, Evergreen refrains from providing a vote recommendation on proposals relating to the Maquiladora Standards and international operating policies.

Generally, vote for disclosure reports on these Issues, particularly when it appears companies have not adequately addressed shareholder concerns.

World Debt Crisis

In most cases, Evergreen refrains from providing a vote recommendation on proposals dealing with third world debt.

Generally, vote for disclosure reports on these Issues, particularly when it appears companies have not adequately addressed shareholder concerns.

Equal Employment Opportunity and Discrimination

In most cases, Evergreen refrains from providing a vote recommendation on  proposals regarding equal employment opportunities and discrimination.

Generally, vote for disclosure reports that seek additional information about affirmative action efforts, particularly when it appears companies have been unresponsive to shareholder requests.

Animal Rights

In most cases, Evergreen refrains from providing a vote recommendation on proposals that deal with animal rights.

Product Integrity and Marketing

In most cases, Evergreen refrains from providing a vote recommendation on proposals that ask companies to end their production of legal, but socially questionable, products.

Generally, vote for disclosure reports that seek additional information regarding product integrity and marketing Issues, particularly when it appears companies have been unresponsive to shareholder requests.

Human Resources issues

In most cases, Evergreen refrains from providing a vote recommendation on proposals regarding human resources Issues.

Generally, vote for disclosure reports that seek additional information regarding human resources Issues, particularly when it appears companies have been unresponsive to shareholder requests.

EVERGREEN SELECT MONEY MARKET TRUST

PART C

OTHER INFORMATION

Item 23    Exhibits

Unless otherwise indicated, each of the Exhibits listed below is filed herewith.

Number	Exhibit Description	Location

(a)	Declaration of Trust	Incorporated by reference to Registrant's Post-Effective Amendment No. 26 Filed on June 30, 2003

(b)	By-laws (Amended and Restated)	Incorporated by reference to Registrant's Post-Effective Amendment No. 16 Filed on April 27, 2001

(c)

Provisions of instruments  defining the rights of holders of the securities being registered are contained in the Declaration of Trust Articles II, III.(6)(c), VI.(3), IV.(8), V, VI, VII, VIII and By-laws Articles II, III and VIII.

Included as part of Exhibit a and b above

(d)	Investment Advisory and Management Agreement between the Registrant and Evergreen Investment Management Company, LLC	Contained herein

(e)

Principal Underwriting Agreement between the Registrant and Evergreen Investment Services, Inc. (Administrative, Institutional, Institutional Service, Investor, Participant, Reserve and Resource share classes)

Contained herein

(f)	Deferred Compensation Plan	Incorporated by reference to Registrant's Post-Effective Amendment No. 23 Filed on June 28, 2002

(g)(1)	Custodian Agreement between the Registrant and State Street Bank and Trust Company	Incorporated by reference to Registrant's Post-Effective Amendment No. 2 Filed on May 29, 1998

(g)(2)	Letter Amendment to Custodian Agreement between the Registrant and State Street Bank and Trust Company Evergreen Prime Cash Management Money Market Fund	Incorporated by reference to Registrant's Post-Effective Amendment No. 24 Filed on October 25, 2002

(g)(3)	Amended Pricing Schedule to Custodian Agreement between the Registrant and State Street Bank and Trust Company	Incorporated by reference to Registrant's Post-Effective Amendment No. 25 Filed on March 28, 2003

(h)(1)	Administration Agreement between Evergreen Investment Services, Inc. and the Registrant	Incorporated by reference to Registrant's Post-Effective Amendment No. 23 Filed on June 28, 2002

(h)(2)	Transfer Agent Agreement between the Registrant and Evergreen Service Company, LLC	Incorporated by reference to Registrant's Post-Effective Amendment No. 23 Filed on June 28, 2002

(h)(3)	Transfer Agent Agreement between the Registrant, on behalf of SNAP(SM) Fund only, and State Street Bank and Trust Company	Incorporated by reference to Registrant's Post-Effective Amendment No. 16 Filed on April 27, 2001

(h)(4)	Sub-Transfer Agent Agreement between Registrant, on behalf of SNAP(SM) Fund only, and Evergreen Service Company, LLC	Incorporated by reference to Registrant's Post-Effective Amendment No. 16 Filed on April 27, 2001

(h)(5)	Letter Amendment to Transfer Agent Agreement between the Registrant and Evergreen Service Company, LLC Evergreen Prime Cash Management Money Market Fund	Incorporated by reference to Registrant's Post-Effective Amendment No. 24 Filed on October 25, 2002

(h)(6)	Tax Administration Agreement	Incorporated by reference to Registrant's Post-Effective Amendment No. 27 Filed on October 28, 2003

(i)(1)	Opinion and Consent of Sullivan & Worcester LLP	Incorporated by reference to Registrant's Registration Statement Filed on December 12, 1997

(i)(2)	Opinion and Consent of Sullivan & Worcester LLP (SNAP(SM) Fund)	Incorporated by reference to Registrant's Post-Effective Amendment No. 7 Filed on August 17, 1999

(j)(1)

Consent of KPMG LLP
  Evergreen Institutional Money Market Fund
  Evergreen Institutional Municipal Money Market Fund
  Evergreen Institutional Treasury Money Market Fund
  Evergreen Institutional U.S. Government Money Market Fund
  Evergreen Institutional 100% Treasury Money Market Fund
  Evergreen Prime Cash Management Money Market Fund,

Contained herein

(j)(2)	Consent of KPMG LLP (SNAP(SM) Fund)	Incorporated by reference to Registrant's Post-Effective Amendment No. 27 Filed on October 28, 2003

(k)	Not applicable

(l)	Not applicable

(m)(1)	Administrative Class 12b-1 Distribution Plan between Registrant and Evergreen Distributor, Inc.	Incorporated by reference to Registrant's Post-Effective Amendment No. 25 Filed on March 28, 2003

(m)(2)	Investor Class 12b-1 Distribution Plan between Registrant and Evergreen Distributor, Inc.	Incorporated by reference to Registrant's Post-Effective Amendment No. 25 Filed on March 28, 2003

(m)(3)	Institutional Service Class 12b-1 Distribution Plan between Registrant and Evergreen Distributor, Inc.	Incorporated by reference to Registrant's Post-Effective Amendment No. 25 Filed on March 28, 2003

(m)(4)	Participant Class 12b-1 Distribution Plan between Registrant and Evergreen Distributor, Inc.	Incorporated by reference to Registrant's Post-Effective Amendment No. 25 Filed on March 28, 2003

(m)(5)	Reserve Class 12b-1 Distribution Plan between Registrant and Evergreen Distributor, Inc.	Incorporated by reference to Registrant's Post-Effective Amendment No. 25 Filed on March 28, 2003

(m)(6)	Resource Class 12b-1 Distribution Plan between Registrant and Evergreen Distributor, Inc.	Incorporated by reference to Registrant's Post-Effective Amendment No. 25 Filed on March 28, 2003

(n)	Not applicable

(o)	Multiple Class Plan	Incorporated by reference to Registrant's Post-Effective Amendment No. 27 Filed on October 28, 2003

(p)	Code of Ethics	Contained herein

Item 24.       Persons Controlled by or Under Common Control with Registrant.

None

Item 25.       Indemnification.

  Registrant  has  obtained  from a major  insurance  carrier a trustees  and officers  liability  policy  covering  certain  types of errors and  omissions.
Provisions for the indemnification of the Registrant's Trustees and officers are also contained in the Registrant's Declaration of Trust.

  Provisions for the indemnification of the Registrant's  Investment Advisors is  contained  in  the  Evergreen  Investment  Management  Company,  LLC  (EIMC)
Investment Advisory and Management Agreement between EIMC and the Registrant.

  Provisions for the indemnification of Evergreen Investment Services, Inc., the
Registrant's principal underwriter, are contained in the Principal Underwriting
Agreement between Evergreen Investment Services, Inc. and the Registrant.

  Provisions for the indemnification of Evergreen Service Company,  LLC, the
Registrant's transfer agent, are contained in  the Master Transfer and
Recordkeeping Agreement between Evergreen Service Company, LLC and the
Registrant.

  Provisions for the indemnification of State Street Bank and Trust Co., the
Registrant's custodian, are contained in the Custodian Agreement between State
Street Bank and Trust Co. and the Registrant.

Item 26.       Business or Other Connections of Investment Advisor.

     The Directors and principal executive officers of Wachovia Bank, N.A. are:

G. Kennedy Thompson         Chairman, Chief Executive Officer and
                                                Director, Wachovia Corporation and Wachovia
                                                 Bank, N.A.

Mark C. Treanor                    Executive Vice President, Secretary &
                                               General Counsel, Wachovia Corporation;
                                               Secretary and Executive Vice President,
                                               Wachovia Bank, N.A.

Robert P. Kelly                      Senior Executive Vice President and Chief
                                               Financial Officer, Wachovia Corporation and
                                                Wachovia Bank, N.A.

     All of the above  persons are located at the  following  address:  Wachovia
Bank, N.A., One Wachovia Center, 301 S. College St., Charlotte, NC 28288-0630.

     The information  required by this item with respect to Evergreen Investment
Management  Company,  LLC is incorporated by reference to the Form ADV (File No.
801-8327) of Evergreen Investment Management Company, LLC.

Item 27.       Principal Underwriter.

     Evergreen Investment Services, Inc. acts as principal underwriter for each registered investment company or series thereof that is a part of the Evergreen
"fund complex" as such term is defined in Item 22(a) of Schedule 14A under the
Securities Exchange Act of 1934.

     The Directors and principal executive officers of Evergreen Investment Services, Inc.
  are located at the following address:

Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116.

Item 28.       Location of Accounts and Records.

     All accounts and records  required to be maintained by Section 31(a) of the
Investment  Company Act of 1940 and the Rules 31a-1  through  31a-3  promulgated thereunder are maintained at one of the following locations:

         Evergreen Investment Services, Inc., Evergreen Service Company, LLC and
         Evergreen  Investment  Management  Company,  LLC,  all  located at 200
         Berkeley Street, Boston, Massachusetts 02116-5034.

         Wachovia Bank,N.A.,  One Wachovia  Center,  301 S.  College
         Street, Charlotte, North Carolina 28288-0630.

         Iron Mountain, 3431 Sharp Slot Road, Swansea, Massachusetts 02777.

         State Street Bank and Trust Company,  2 Heritage  Drive,  North Quincy,
         Massachusetts 02171.

Item 29.       Management Services.

     Not Applicable

Item 30.       Undertakings.

     The  Registrant  hereby  undertakes  to  furnish  each  person  to  whom  a prospectus  is  delivered  with a copy of the  Registrant's  latest  annual report to shareholders, upon request and without charge.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the
Investment Company Act of 1940 the Registrant has duly caused this Registration
Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the
29th day of June 2004.

EVERGREEN SELECT MONEY MARKET TRUST
By: /s/ Michael H. Koonce
Name: Michael H. Koonce
Title: Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the 29th day of June 2004.

/s/ Dennis H. Ferro	/s/ Michael H. Koonce	/s/ Carol A. Kosel
Dennis H. Ferro*	Michael H. Koonce*	Carol A. Kosel*
President	Secretary	Treasurer
(Chief Executive Officer) (Chief Investment Officer)		(Principal Financial and Accounting Officer)

/s/ Charles A. Austin, III	/s/K. Dun Gifford	/s/ William Walt Pettit
Charles A. Austin III*	K. Dun Gifford*	William Walt Pettit*
Trustee	Trustee	Trustee

/s/ Gerald M. McDonnell	/s/ Russell A. Salton, III MD	/s/ Richard K. Wagoner
Gerald M. McDonnell*	Russell A. Salton, III MD*	Richard K. Wagoner*
Trustee	Trustee	Trustee

/s/ Michael S. Scofield	/s/ David M. Richardson	/s/ Leroy Keith, Jr.
Michael S. Scofield*	David M. Richardson*	Leroy Keith, Jr.*
Chairman of the Board	Trustee	Trustee
and Trustee

/s/ Richard J. Shima	/s/ Shirley L. Fulton
Richard J. Shima*	Shirley L. Fulton*
Trustee	Trustee

*By: /s/ Catherine F. Kennedy
Catherine F. Kennedy
Attorney-in-Fact

* Catherine F. Kennedy, by signing her name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons.

INDEX TO EXHIBITS
EXHIBIT NO.	EXHIBIT

(d)	Investment Advisory and Management Agreement between the Registrant and Evergreen Investment Management Company, LLC
(e)	Principal Underwriting Agreement between the Registrant and Evergreen Investment Services, Inc.
(j)(1)	Consent of KPMG LLP
(p)	Code of Ethics